UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—April 30, 2021

Item 1: Reports to Shareholders

Semiannual Report  |  April 30, 2021
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,040.20	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,101.00	$0.63
LifeStrategy Moderate Growth Fund	$1,000.00	$1,163.20	$0.70
LifeStrategy Growth Fund	$1,000.00	$1,228.90	$0.77
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.25	$0.55
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.20	$0.60
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.15	$0.65
LifeStrategy Growth Fund	$1,000.00	$1,024.10	$0.70
The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

LifeStrategy Income Fund
Underlying Vanguard Funds
As of April 30, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	56.2%
Vanguard Total International Bond Index Fund Investor Shares	24.1
Vanguard Total Stock Market Index Fund Investor Shares	11.6
Vanguard Total International Stock Index Fund Investor Shares	8.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

LifeStrategy Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (11.5%)
Vanguard Total Stock Market Index Fund Investor Shares	6,449,386	681,249
International Stock Fund (7.9%)
Vanguard Total International Stock Index Fund Investor Shares	22,832,176	472,169
U.S. Bond Fund (55.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	297,688,538	3,295,412
International Bond Fund (23.8%)
Vanguard Total International Bond Index Fund Investor Shares	124,013,141	1,410,030
Total Investment Companies (Cost $5,033,867)		5,858,860
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1] Vanguard Market Liquidity Fund, 0.068% (Cost $77,722)	777,222	77,722
Total Investments (100.0%) (Cost $5,111,589)		5,936,582
Other Assets and Liabilities—Net (0.0%)		(1,165)
Net Assets (100%)		5,935,417
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
4

LifeStrategy Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	371	48,984	(647)
E-mini S&P 500 Index	June 2021	143	29,847	1,635
				988

See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $5,111,589)	5,936,582
Cash Collateral Pledged—Futures Contracts	1,728
Receivables for Accrued Income	5,583
Receivables for Capital Shares Issued	6,184
Total Assets	5,950,077
Liabilities
Payables for Investment Securities Purchased	6,215
Payables for Capital Shares Redeemed	8,255
Variation Margin Payable—Futures Contracts	190
Total Liabilities	14,660
Net Assets	5,935,417
At April 30, 2021, net assets consisted of:

Paid-in Capital	5,008,693
Total Distributable Earnings (Loss)	926,724
Net Assets	5,935,417

Net Assets
Applicable to 345,216,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,935,417
Net Asset Value Per Share	$17.19
See accompanying Notes, which are an integral part of the Financial Statements.
6

LifeStrategy Income Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	46,295
Net Investment Income—Note B	46,295
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	32,059
Affiliated Funds Sold	68,669
Futures Contracts	1,962
Realized Net Gain (Loss)	102,690
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	75,680
Futures Contracts	1,898
Change in Unrealized Appreciation (Depreciation)	77,578
Net Increase (Decrease) in Net Assets Resulting from Operations	226,563
See accompanying Notes, which are an integral part of the Financial Statements.
7

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,295	122,620
Realized Net Gain (Loss)	102,690	19,629
Change in Unrealized Appreciation (Depreciation)	77,578	125,807
Net Increase (Decrease) in Net Assets Resulting from Operations	226,563	268,056
Distributions
Total Distributions	(72,899)	(123,592)
Capital Share Transactions
Issued	1,036,138	2,134,851
Issued in Lieu of Cash Distributions	67,033	113,812
Redeemed	(923,976)	(1,504,414)
Net Increase (Decrease) from Capital Share Transactions	179,195	744,249
Total Increase (Decrease)	332,859	888,713
Net Assets
Beginning of Period	5,602,558	4,713,845
End of Period	5,935,417	5,602,558
See accompanying Notes, which are an integral part of the Financial Statements.
8

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$16.73	$16.24	$15.08	$15.56	$15.14	$14.86
Investment Operations
Net Investment Income	.134[1]	.393[1]	.425[1]	.376[1]	.332[1]	.312
Capital Gain Distributions Received	.093[1]	—	—	.002[1]	.008[1]	.012
Net Realized and Unrealized Gain (Loss) on Investments	.445	.501	1.284	(.470)	.422	.323
Total from Investment Operations	.672	.894	1.709	(.092)	.762	.647
Distributions
Dividends from Net Investment Income	(.137)	(.401)	(.435)	(.368)	(.334)	(.309)
Distributions from Realized Capital Gains	(.075)	(.003)	(.114)	(.020)	(.009)	(.058)
Total Distributions	(.212)	(.404)	(.549)	(.388)	(.343)	(.367)
Net Asset Value, End of Period	$17.19	$16.73	$16.24	$15.08	$15.56	$15.14
Total Return[2]	4.02%	5.60%	11.60%	-0.63%	5.12%	4.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,935	$5,603	$4,714	$4,012	$4,208	$3,814
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.57%	2.39%	2.72%	2.43%	2.18%	2.09%
Portfolio Turnover Rate	5%	17%	6%	9%	4%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
9

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10

LifeStrategy Income Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
11

LifeStrategy Income Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,111,714
Gross Unrealized Appreciation	857,325
Gross Unrealized Depreciation	(31,469)
Net Unrealized Appreciation (Depreciation)	825,856
E.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	60,181	129,874
Issued in Lieu of Cash Distributions	3,895	6,995
Redeemed	(53,783)	(92,139)
Net Increase (Decrease) in Shares Outstanding	10,293	44,730
12

LifeStrategy Income Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	79,702	NA1	NA1	—	—	27	—	77,722
Vanguard Total Bond Market II Index Fund	3,138,698	305,515	35,086	(960)	(112,755)	14,276	29,966	3,295,412
Vanguard Total International Bond Index Fund	1,329,022	116,943	—	—	(35,935)	5,616	2,093	1,410,030
Vanguard Total International Stock Index Fund	434,079	8,092	81,433	13,891	97,540	19,481	—	472,169
Vanguard Total Stock Market Index Fund	617,040	41,978	160,337	55,738	126,830	6,895	—	681,249
Total	5,598,541	472,528	276,856	68,669	75,680	46,295	32,059	5,936,582
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
13

LifeStrategy Conservative Growth Fund
Underlying Vanguard Funds
As of April 30, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	41.5%
Vanguard Total Stock Market Index Fund Investor Shares	25.0
Vanguard Total International Bond Index Fund Investor Shares	16.8
Vanguard Total International Stock Index Fund Investor Shares	16.2
Vanguard Total International Bond II Index Fund Investor Shares	0.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
14

LifeStrategy Conservative Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (24.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	28,420,365	3,002,043
International Stock Fund (16.0%)
	Vanguard Total International Stock Index Fund Investor Shares	93,955,910	1,943,008
U.S. Bond Fund (40.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	450,271,338	4,984,504
International Bond Funds (17.2%)
	Vanguard Total International Bond Index Fund Investor Shares	178,080,040	2,024,770
[1]	Vanguard Total International Bond II Index Fund Investor Shares	6,768,552	67,550
			2,092,320
Total Investment Companies (Cost $8,568,357)			12,021,875
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 0.068% (Cost $154,147)	1,541,467	154,147
Total Investments (100.0%) (Cost $8,722,504)			12,176,022
Other Assets and Liabilities—Net (0.0%)			(1,775)
Net Assets (100%)			12,174,247
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
15

LifeStrategy Conservative Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	773	102,060	(38)
E-mini S&P 500 Index	June 2021	241	50,302	2,812
				2,774

See accompanying Notes, which are an integral part of the Financial Statements.
16

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,722,504)	12,176,022
Cash Collateral Pledged—Futures Contracts	2,970
Receivables for Accrued Income	8,329
Receivables for Capital Shares Issued	8,917
Total Assets	12,196,238
Liabilities
Payables for Investment Securities Purchased	13,569
Payables for Capital Shares Redeemed	8,109
Variation Margin Payable—Futures Contracts	313
Total Liabilities	21,991
Net Assets	12,174,247
At April 30, 2021, net assets consisted of:

Paid-in Capital	8,512,609
Total Distributable Earnings (Loss)	3,661,638
Net Assets	12,174,247

Net Assets
Applicable to 526,844,278 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,174,247
Net Asset Value Per Share	$23.11
See accompanying Notes, which are an integral part of the Financial Statements.
17

LifeStrategy Conservative Growth Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	93,894
Net Investment Income—Note B	93,894
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	46,819
Affiliated Funds Sold	159,815
Futures Contracts	2,244
Realized Net Gain (Loss)	208,878
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	787,580
Futures Contracts	3,195
Change in Unrealized Appreciation (Depreciation)	790,775
Net Increase (Decrease) in Net Assets Resulting from Operations	1,093,547
See accompanying Notes, which are an integral part of the Financial Statements.
18

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	93,894	245,071
Realized Net Gain (Loss)	208,878	177,922
Change in Unrealized Appreciation (Depreciation)	790,775	152,664
Net Increase (Decrease) in Net Assets Resulting from Operations	1,093,547	575,657
Distributions
Total Distributions	(273,831)	(251,409)
Capital Share Transactions
Issued	1,383,086	2,179,822
Issued in Lieu of Cash Distributions	256,984	235,647
Redeemed	(1,075,109)	(2,422,700)
Net Increase (Decrease) from Capital Share Transactions	564,961	(7,231)
Total Increase (Decrease)	1,384,677	317,017
Net Assets
Beginning of Period	10,789,570	10,472,553
End of Period	12,174,247	10,789,570
See accompanying Notes, which are an integral part of the Financial Statements.
19

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.49	$20.79	$19.29	$19.85	$18.55	$18.36
Investment Operations
Net Investment Income	.182[1]	.488[1]	.521[1]	.466[1]	.417[1]	.389
Capital Gain Distributions Received	.091[1]	—	—	.002[1]	.008[1]	.012
Net Realized and Unrealized Gain (Loss) on Investments	1.885	.715	1.715	(.520)	1.332	.358
Total from Investment Operations	2.158	1.203	2.236	(.052)	1.757	.759
Distributions
Dividends from Net Investment Income	(.186)	(.494)	(.531)	(.457)	(.418)	(.387)
Distributions from Realized Capital Gains	(.352)	(.009)	(.205)	(.051)	(.039)	(.182)
Total Distributions	(.538)	(.503)	(.736)	(.508)	(.457)	(.569)
Net Asset Value, End of Period	$23.11	$21.49	$20.79	$19.29	$19.85	$18.55
Total Return[2]	10.10%	5.89%	11.94%	-0.33%	9.61%	4.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,174	$10,790	$10,473	$9,248	$9,365	$8,145
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.61%	2.32%	2.61%	2.34%	2.18%	2.13%
Portfolio Turnover Rate	4%	23%	9%	11%	6%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
20

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
21

LifeStrategy Conservative Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
22

LifeStrategy Conservative Growth Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,722,541
Gross Unrealized Appreciation	3,493,080
Gross Unrealized Depreciation	(36,825)
Net Unrealized Appreciation (Depreciation)	3,456,255
E.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	60,700	103,782
Issued in Lieu of Cash Distributions	11,348	11,339
Redeemed	(47,208)	(116,806)
Net Increase (Decrease) in Shares Outstanding	24,840	(1,685)
23

LifeStrategy Conservative Growth Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	94,619	NA1	NA1	—	—	58	—	154,147
Vanguard Total Bond Market II Index Fund	4,550,935	598,370	—	5	(164,806)	43,350	43,733	4,984,504
Vanguard Total International Bond Index Fund	1,939,928	156,866	20,000	(505)	(51,519)	8,706	3,086	2,024,770
Vanguard Total International Bond II Index Fund	—	67,675	—	—	(125)	26	—	67,550
Vanguard Total International Stock Index Fund	1,692,099	22,722	206,714	34,748	400,153	22,722	—	1,943,008
Vanguard Total Stock Market Index Fund	2,519,054	25,315	271,770	125,567	603,877	19,032	—	3,002,043
Total	10,796,635	870,948	498,484	159,815	787,580	93,894	46,819	12,176,022
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
24

LifeStrategy Moderate Growth Fund
Underlying Vanguard Funds
As of April 30, 2021
Vanguard Total Stock Market Index Fund Investor Shares	37.0%
Vanguard Total Bond Market II Index Fund Investor Shares	27.4
Vanguard Total International Stock Index Fund Investor Shares	24.2
Vanguard Total International Bond Index Fund Investor Shares	10.9
Vanguard Total International Bond II Index Fund Investor Shares	0.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
25

LifeStrategy Moderate Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (36.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	72,675,038	7,676,664
International Stock Fund (23.9%)
	Vanguard Total International Stock Index Fund Investor Shares	242,366,344	5,012,136
U.S. Bond Fund (27.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	514,217,303	5,692,385
International Bond Funds (11.2%)
	Vanguard Total International Bond Index Fund Investor Shares	198,724,127	2,259,493
[1]	Vanguard Total International Bond II Index Fund Investor Shares	9,897,436	98,777
			2,358,270
Total Investment Companies (Cost $12,517,327)			20,739,455
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 0.068% (Cost $266,766)	2,667,659	266,766
Total Investments (100.0%) (Cost $12,784,093)			21,006,221
Other Assets and Liabilities—Net (0.0%)			(1,135)
Net Assets (100%)			21,005,086
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
26

LifeStrategy Moderate Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	1,553	205,045	(1,101)
E-mini S&P 500 Index	June 2021	307	64,077	3,560
				2,459

See accompanying Notes, which are an integral part of the Financial Statements.
27

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $12,784,093)	21,006,221
Cash Collateral Pledged—Futures Contracts	4,030
Receivables for Accrued Income	9,470
Receivables for Capital Shares Issued	10,595
Total Assets	21,030,316
Liabilities
Payables for Investment Securities Purchased	11,186
Payables for Capital Shares Redeemed	13,672
Variation Margin Payable—Futures Contracts	372
Total Liabilities	25,230
Net Assets	21,005,086
At April 30, 2021, net assets consisted of:

Paid-in Capital	12,410,928
Total Distributable Earnings (Loss)	8,594,158
Net Assets	21,005,086

Net Assets
Applicable to 633,773,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,005,086
Net Asset Value Per Share	$33.14
See accompanying Notes, which are an integral part of the Financial Statements.
28

LifeStrategy Moderate Growth Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	163,483
Net Investment Income—Note B	163,483
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	51,899
Affiliated Funds Sold	260,998
Futures Contracts	4,815
Realized Net Gain (Loss)	317,712
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,410,755
Futures Contracts	3,038
Change in Unrealized Appreciation (Depreciation)	2,413,793
Net Increase (Decrease) in Net Assets Resulting from Operations	2,894,988
See accompanying Notes, which are an integral part of the Financial Statements.
29

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	163,483	386,448
Realized Net Gain (Loss)	317,712	344,175
Change in Unrealized Appreciation (Depreciation)	2,413,793	214,871
Net Increase (Decrease) in Net Assets Resulting from Operations	2,894,988	945,494
Distributions
Total Distributions	(524,692)	(405,845)
Capital Share Transactions
Issued	2,026,028	2,722,551
Issued in Lieu of Cash Distributions	496,393	385,487
Redeemed	(1,545,679)	(3,271,614)
Net Increase (Decrease) from Capital Share Transactions	976,742	(163,576)
Total Increase (Decrease)	3,347,038	376,073
Net Assets
Beginning of Period	17,658,048	17,281,975
End of Period	21,005,086	17,658,048
See accompanying Notes, which are an integral part of the Financial Statements.
30

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.27	$28.29	$26.26	$26.90	$24.10	$24.08
Investment Operations
Net Investment Income	.264[1]	.633[1]	.673[1]	.616[1]	.556[1]	.509
Capital Gain Distributions Received	.084[1]	—	—	.002[1]	.007[1]	.010
Net Realized and Unrealized Gain (Loss) on Investments	4.386	1.012	2.403	(.622)	2.795	.398
Total from Investment Operations	4.734	1.645	3.076	(.004)	3.358	.917
Distributions
Dividends from Net Investment Income	(.310)	(.647)	(.684)	(.593)	(.547)	(.505)
Distributions from Realized Capital Gains	(.554)	(.018)	(.362)	(.043)	(.011)	(.392)
Total Distributions	(.864)	(.665)	(1.046)	(.636)	(.558)	(.897)
Net Asset Value, End of Period	$33.14	$29.27	$28.29	$26.26	$26.90	$24.10
Total Return[2]	16.32%	5.89%	12.20%	-0.08%	14.14%	3.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,005	$17,658	$17,282	$15,395	$15,729	$13,095
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.66%	2.23%	2.50%	2.26%	2.19%	2.16%
Portfolio Turnover Rate	4%	21%	9%	12%	6%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
31

LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
32

LifeStrategy Moderate Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
33

LifeStrategy Moderate Growth Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,784,306
Gross Unrealized Appreciation	8,276,133
Gross Unrealized Depreciation	(51,759)
Net Unrealized Appreciation (Depreciation)	8,224,374
E.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	63,075	95,821
Issued in Lieu of Cash Distributions	15,709	13,500
Redeemed	(48,214)	(117,002)
Net Increase (Decrease) in Shares Outstanding	30,570	(7,681)
34

LifeStrategy Moderate Growth Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	146,429	NA1	NA1	—	—	102	—	266,766
Vanguard Total Bond Market II Index Fund	4,989,206	905,563	18,496	(172)	(183,716)	48,428	48,525	5,692,385
Vanguard Total International Bond Index Fund	2,104,033	233,483	20,000	(527)	(57,496)	9,617	3,374	2,259,493
Vanguard Total International Bond II Index Fund	—	99,000	—	—	(223)	40	—	98,777
Vanguard Total International Stock Index Fund	4,191,565	56,897	314,166	37,203	1,040,637	56,897	—	5,012,136
Vanguard Total Stock Market Index Fund	6,240,009	50,661	450,053	224,494	1,611,553	48,399	—	7,676,664
Total	17,671,242	1,345,604	802,715	260,998	2,410,755	163,483	51,899	21,006,221
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
35

LifeStrategy Growth Fund
Underlying Vanguard Funds
As of April 30, 2021
Vanguard Total Stock Market Index Fund Investor Shares	49.0%
Vanguard Total International Stock Index Fund Investor Shares	31.8
Vanguard Total Bond Market II Index Fund Investor Shares	13.7
Vanguard Total International Bond Index Fund Investor Shares	5.3
Vanguard Total International Bond II Index Fund Investor Shares	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
36

LifeStrategy Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.8%)
U.S. Stock Fund (48.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	92,519,359	9,772,820
International Stock Fund (31.5%)
	Vanguard Total International Stock Index Fund Investor Shares	307,127,570	6,351,398
U.S. Bond Fund (13.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	246,972,929	2,733,990
International Bond Funds (5.4%)
	Vanguard Total International Bond Index Fund Investor Shares	92,483,462	1,051,537
[1]	Vanguard Total International Bond II Index Fund Investor Shares	3,568,147	35,610
			1,087,147
Total Investment Companies (Cost $10,160,203)			19,945,355
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 0.068% (Cost $250,715)	2,507,150	250,715
Total Investments (100.0%) (Cost $10,410,918)			20,196,070
Other Assets and Liabilities—Net (0.0%)			1,419
Net Assets (100%)			20,197,489
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
37

LifeStrategy Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	1,441	190,257	(1,165)
E-mini S&P 500 Index	June 2021	290	60,529	3,468
				2,303

See accompanying Notes, which are an integral part of the Financial Statements.
38

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $10,410,918)	20,196,070
Cash Collateral Pledged—Futures Contracts	3,780
Receivables for Accrued Income	4,484
Receivables for Capital Shares Issued	16,565
Total Assets	20,220,899
Liabilities
Payables for Investment Securities Purchased	13,714
Payables for Capital Shares Redeemed	9,343
Variation Margin Payable—Futures Contracts	353
Total Liabilities	23,410
Net Assets	20,197,489
At April 30, 2021, net assets consisted of:

Paid-in Capital	10,188,100
Total Distributable Earnings (Loss)	10,009,389
Net Assets	20,197,489

Net Assets
Applicable to 467,767,767 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,197,489
Net Asset Value Per Share	$43.18
See accompanying Notes, which are an integral part of the Financial Statements.
39

LifeStrategy Growth Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	158,432
Net Investment Income—Note B	158,432
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	23,682
Affiliated Funds Sold	146,663
Futures Contracts	1,763
Realized Net Gain (Loss)	172,108
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,371,054
Futures Contracts	3,759
Change in Unrealized Appreciation (Depreciation)	3,374,813
Net Increase (Decrease) in Net Assets Resulting from Operations	3,705,353
See accompanying Notes, which are an integral part of the Financial Statements.
40

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	158,432	336,100
Realized Net Gain (Loss)	172,108	351,954
Change in Unrealized Appreciation (Depreciation)	3,374,813	179,390
Net Increase (Decrease) in Net Assets Resulting from Operations	3,705,353	867,444
Distributions
Total Distributions	(518,630)	(342,873)
Capital Share Transactions
Issued	1,632,264	2,125,159
Issued in Lieu of Cash Distributions	496,082	328,743
Redeemed	(1,242,837)	(2,758,821)
Net Increase (Decrease) from Capital Share Transactions	885,509	(304,919)
Total Increase (Decrease)	4,072,232	219,652
Net Assets
Beginning of Period	16,125,257	15,905,605
End of Period	20,197,489	16,125,257
See accompanying Notes, which are an integral part of the Financial Statements.
41

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$36.15	$34.92	$32.44	$33.11	$28.47	$28.74
Investment Operations
Net Investment Income	.346[1]	.740[1]	.789[1]	.742[1]	.673[1]	.611
Capital Gain Distributions Received	.052[1]	—	—	.001[1]	.004[1]	.006
Net Realized and Unrealized Gain (Loss) on Investments	7.792	1.246	3.029	(.685)	4.632	.354
Total from Investment Operations	8.190	1.986	3.818	.058	5.309	.971
Distributions
Dividends from Net Investment Income	(.410)	(.749)	(.798)	(.714)	(.666)	(.603)
Distributions from Realized Capital Gains	(.750)	(.007)	(.540)	(.014)	(.003)	(.638)
Total Distributions	(1.160)	(.756)	(1.338)	(.728)	(.669)	(1.241)
Net Asset Value, End of Period	$43.18	$36.15	$34.92	$32.44	$33.11	$28.47
Total Return[2]	22.89%	5.74%	12.34%	0.09%	18.91%	3.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,197	$16,125	$15,906	$14,140	$14,534	$11,919
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.70%	2.12%	2.38%	2.19%	2.19%	2.20%
Portfolio Turnover Rate	2%	13%	6%	10%	6%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
42

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
43

LifeStrategy Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
44

LifeStrategy Growth Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,410,993
Gross Unrealized Appreciation	9,816,682
Gross Unrealized Depreciation	(29,302)
Net Unrealized Appreciation (Depreciation)	9,787,380
E.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	39,579	61,324
Issued in Lieu of Cash Distributions	12,350	9,290
Redeemed	(30,283)	(79,949)
Net Increase (Decrease) in Shares Outstanding	21,646	(9,335)
45

LifeStrategy Growth Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	154,894	NA1	NA1	—	—	97	—	250,715
Vanguard Total Bond Market II Index Fund	2,230,936	589,646	2,680	(47)	(83,865)	22,222	22,182	2,733,990
Vanguard Total International Bond Index Fund	926,471	151,812	—	—	(26,746)	4,384	1,500	1,051,537
Vanguard Total International Bond II Index Fund	—	35,731	—	—	(121)	7	—	35,610
Vanguard Total International Stock Index Fund	5,151,944	70,902	208,231	11,969	1,324,814	70,901	—	6,351,398
Vanguard Total Stock Market Index Fund	7,661,996	62,402	243,291	134,741	2,156,972	60,821	—	9,772,820
Total	16,126,241	910,493	454,202	146,663	3,371,054	158,432	23,682	20,196,070
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
46

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
47

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q882 062021

Semiannual Report  |  April 30, 2021
Vanguard STAR® Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.
The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
STAR Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,201.00	$1.69
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.26	1.56
The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund's annualized expense figure for the period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

STAR Fund
Underlying Vanguard Funds
As of April 30, 2021
Vanguard WindsorTM II Fund Investor Shares	14.5%
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.3
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.3
Vanguard GNMA Fund Investor Shares	12.3
Vanguard U.S. Growth Fund Investor Shares	11.6
Vanguard International Value Fund Investor Shares	9.6
Vanguard International Growth Fund Investor Shares	9.2
Vanguard Windsor Fund Investor Shares	8.0
Vanguard PRIMECAP Fund Investor Shares	6.3
Vanguard ExplorerTM Fund Investor Shares	3.9
The table reflects the fund's investments, except for short-term investments.
3

STAR Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.3%)
Vanguard Windsor II Fund Investor Shares	91,516,231	4,126,467
Vanguard U.S. Growth Fund Investor Shares	47,918,208	3,319,294
Vanguard Windsor Fund Investor Shares	91,887,369	2,287,996
Vanguard PRIMECAP Fund Investor Shares	10,674,299	1,791,574
Vanguard Explorer Fund Investor Shares	7,702,618	1,107,636
		12,632,967
International Stock Funds (18.8%)
Vanguard International Value Fund Investor Shares	62,689,390	2,731,377
Vanguard International Growth Fund Investor Shares	50,147,227	2,609,160
		5,340,537
U.S. Bond Funds (36.9%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	326,672,897	3,511,734
Vanguard Short-Term Investment-Grade Fund Investor Shares	319,746,698	3,507,621
Vanguard GNMA Fund Investor Shares	327,798,053	3,504,161
		10,523,516
Total Investment Companies (Cost $16,653,043)		28,497,020
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.068% (Cost $—)	1	—
Total Investments (100.0%) (Cost $16,653,043)		28,497,020
Other Assets and Liabilities—Net (0.0%)		(228)
Net Assets (100%)		28,496,792
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

STAR Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $16,653,043)	28,497,020
Receivables for Accrued Income	14,864
Receivables for Capital Shares Issued	11,168
Total Assets	28,523,052
Liabilities
Due to Custodian	53
Payables for Investment Securities Purchased	17,521
Payables for Capital Shares Redeemed	8,686
Total Liabilities	26,260
Net Assets	28,496,792
At April 30, 2021, net assets consisted of:

Paid-in Capital	15,615,616
Total Distributable Earnings (Loss)	12,881,176
Net Assets	28,496,792

Net Assets
Applicable to 867,944,101 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,496,792
Net Asset Value Per Share	$32.83
See accompanying Notes, which are an integral part of the Financial Statements.
5

STAR Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	200,395
Net Investment Income—Note B	200,395
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	821,695
Affiliated Funds Sold	256,881
Realized Net Gain (Loss)	1,078,576
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	3,457,927
Net Increase (Decrease) in Net Assets Resulting from Operations	4,736,898
See accompanying Notes, which are an integral part of the Financial Statements.
6

STAR Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	200,395	421,216
Realized Net Gain (Loss)	1,078,576	1,357,785
Change in Unrealized Appreciation (Depreciation)	3,457,927	678,501
Net Increase (Decrease) in Net Assets Resulting from Operations	4,736,898	2,457,502
Distributions
Total Distributions	(1,547,801)	(1,308,703)
Capital Share Transactions
Issued	1,764,175	1,720,072
Issued in Lieu of Cash Distributions	1,466,957	1,237,210
Redeemed	(1,454,134)	(2,800,084)
Net Increase (Decrease) from Capital Share Transactions	1,776,998	157,198
Total Increase (Decrease)	4,966,095	1,305,997
Net Assets
Beginning of Period	23,530,697	22,224,700
End of Period	28,496,792	23,530,697
See accompanying Notes, which are an integral part of the Financial Statements.
7

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.01	$27.51	$26.10	$27.15	$24.32	$24.76
Investment Operations
Net Investment Income	.236[1]	.515[1]	.576[1]	.537[1]	.503[1]	.470
Capital Gain Distributions Received	.969[1]	.797[1]	1.177[1]	.711[1]	.470[1]	.683
Net Realized and Unrealized Gain (Loss) on Investments	4.515	1.816	1.310	(1.070)	2.993	(.293)
Total from Investment Operations	5.720	3.128	3.063	.178	3.966	.860
Distributions
Dividends from Net Investment Income	(.264)	(.544)	(.613)	(.514)	(.499)	(.477)
Distributions from Realized Capital Gains	(1.636)	(1.084)	(1.040)	(.714)	(.637)	(.823)
Total Distributions	(1.900)	(1.628)	(1.653)	(1.228)	(1.136)	(1.300)
Net Asset Value, End of Period	$32.83	$29.01	$27.51	$26.10	$27.15	$24.32
Total Return[2]	20.10%	11.75%	12.72%	0.54%	16.96%	3.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,497	$23,531	$22,225	$20,798	$21,270	$18,715
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%	0.31%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.87%	2.20%	1.98%	1.98%	1.95%
Portfolio Turnover Rate	5%	26%	14%	11%	7%	12%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available at www.vanguard.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the
9

STAR Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of April 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,653,043
Gross Unrealized Appreciation	11,931,597
Gross Unrealized Depreciation	(87,620)
Net Unrealized Appreciation (Depreciation)	11,843,977
10

STAR Fund
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	55,277	61,938
Issued in Lieu of Cash Distributions	47,260	45,139
Redeemed	(45,592)	(104,017)
Net Increase (Decrease) in Shares Outstanding	56,945	3,060
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard Explorer Fund	891,747	65,898	115,545	19,372	246,164	1,218	64,680	1,107,636
Vanguard GNMA Fund	3,003,404	511,988	1,922	1,124	(7,580)	13,729	—	3,504,161
Vanguard International Growth Fund	2,256,843	57,719	228,232	113,159	409,671	5,332	52,386	2,609,160
Vanguard International Value Fund	2,119,431	39,863	141,039	9,109	704,013	39,862	—	2,731,377
Vanguard Long-Term Investment-Grade Fund	2,965,550	825,489	—	1,171	(280,476)	50,781	113,487	3,511,734
Vanguard Market Liquidity Fund	—	NA2	NA2	—	—	1	—	—
Vanguard PRIMECAP Fund	1,402,320	144,076	64,428	6,414	303,192	15,363	128,714	1,791,574
Vanguard Short-Term Investment-Grade Fund	3,001,882	506,683	—	50	(994)	29,059	—	3,507,621
Vanguard U.S. Growth Fund	2,744,019	120,112	119,305	36,959	537,509	906	119,206	3,319,294
Vanguard Windsor Fund	1,816,810	146,462	300,762	16,284	609,202	19,847	126,615	2,287,996
Vanguard Windsor II Fund	3,329,670	240,905	434,573	53,239	937,226	24,297	216,607	4,126,467
Total	23,531,676	2,659,195	1,405,806	256,881	3,457,927	200,395	821,695	28,497,020
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
11

STAR Fund
G.  Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average.
13

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard STAR Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q562 062021

Semiannual Report  |  April 30, 2021
Vanguard Total International Stock
Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,276.70	$0.96
ETF Shares	1,000.00	1,278.10	0.45
AdmiralTM Shares	1,000.00	1,277.70	0.62
Institutional Shares	1,000.00	1,277.90	0.45
Institutional Plus Shares	1,000.00	1,278.00	0.40
Institutional Select Shares	1,000.00	1,278.10	0.28
Based on Hypothetical 5% Yearly Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.45	0.35
Institutional Select Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.08% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.045% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total International Stock Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	7.6%
Consumer Discretionary	14.9
Consumer Staples	7.2
Energy	4.6
Financials	18.2
Health Care	8.8
Industrials	14.2
Other	0.0
Real Estate	3.7
Technology	14.3
Telecommunications	3.3
Utilities	3.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Total International Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of April 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Argentina*			—	0.00%
Australia
	Commonwealth Bank of Australia	22,215,273	1,520,782	0.39%
	BHP Group Ltd.	36,927,813	1,344,020	0.34%
	CSL Ltd.	5,685,451	1,187,659	0.30%
†	Other*,1,2,3		14,724,678	3.75%
			18,777,139	4.78%
†Austria*,1,2			763,186	0.19%
†Belgium*,1			2,631,959	0.67%
Brazil
	CPFL Energia SA	2,486,600	13,435	0.00%
†	Other*,1,2		6,124,816	1.56%
			6,138,251	1.56%
Canada
	Royal Bank of Canada [1]	17,797,756	1,698,617	0.43%
	Shopify Inc. Class A (XTSE) *	1,369,282	1,616,313	0.41%
	Toronto-Dominion Bank [1]	22,580,674	1,552,347	0.39%
	Bank of Nova Scotia [1]	15,055,701	958,719	0.24%
	Canadian National Railway Co.	8,882,840	956,324	0.24%
	Enbridge Inc. (XTSE)	22,658,920	873,986	0.22%
	Enbridge Inc. (XNYS)	2,575,021	99,319	0.03%
	Shopify Inc. Class A (XNYS) *	19,536	23,102	0.01%
†	Other*,1,2		18,301,712	4.66%
			26,080,439	6.63%
†Chile*,1			639,535	0.16%
4

Total International Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
China
Tencent Holdings Ltd.	74,177,126	5,917,261	1.51%
Alibaba Group Holding Ltd. *	176,465,509	5,101,215	1.30%
Meituan Class B *	47,728,450	1,826,774	0.47%
China Construction Bank Corp. Class H	1,165,235,093	919,769	0.24%
Industrial & Commercial Bank of China Ltd. Class H	1,001,311,275	649,743	0.17%
Bank of China Ltd. Class H	976,941,511	387,600	0.10%
China Life Insurance Co. Ltd. Class H	96,429,419	195,477	0.05%
Alibaba Health Information Technology Ltd. *	58,917,075	179,332	0.05%
China Resources Land Ltd.	34,711,866	162,523	0.04%
China Petroleum & Chemical Corp. Class H	328,028,334	161,785	0.04%
China Resources Beer Holdings Co. Ltd.	19,687,604	158,598	0.04%
Agricultural Bank of China Ltd. Class H	406,252,747	157,390	0.04%
China Overseas Land & Investment Ltd.	47,725,808	120,787	0.03%
China Shenhua Energy Co. Ltd. Class H	45,634,288	95,051	0.03%
PetroChina Co. Ltd. Class H	256,696,298	92,865	0.03%
PICC Property & Casualty Co. Ltd. Class H	83,194,810	81,447	0.02%
China Tourism Group Duty Free Corp. Ltd. Class A	1,668,292	80,059	0.02%
Postal Savings Bank of China Co. Ltd. Class H [2]	117,947,758	76,497	0.02%
CITIC Ltd.	60,207,487	63,234	0.02%
China Longyuan Power Group Corp. Ltd. Class H	42,979,429	63,203	0.02%
China Resources Gas Group Ltd.	11,508,611	62,268	0.02%
China CITIC Bank Corp. Ltd. Class H	110,574,650	57,724	0.02%
Sinopharm Group Co. Ltd. Class H	15,997,671	49,342	0.01%
Agricultural Bank of China Ltd. Class A (XSSC)	92,685,300	45,799	0.01%
Kunlun Energy Co. Ltd.	38,844,227	41,533	0.01%
Industrial & Commercial Bank of China Ltd. Class A (XSSC)	50,116,798	39,699	0.01%
China Yangtze Power Co. Ltd. Class A	11,715,600	36,112	0.01%
CGN Power Co. Ltd. Class H [2]	155,656,084	35,810	0.01%
China Taiping Insurance Holdings Co. Ltd.	18,822,822	34,843	0.01%
People's Insurance Co. Group of China Ltd. Class H	99,780,961	34,110	0.01%
China Resources Power Holdings Co. Ltd.	25,241,333	33,159	0.01%
Dongfeng Motor Group Co. Ltd. Class H	36,069,800	31,348	0.01%
China Resources Cement Holdings Ltd.	28,545,937	31,096	0.01%
China Literature Ltd. *,1,2	2,788,187	29,038	0.01%
China Galaxy Securities Co. Ltd. Class H	48,040,592	28,552	0.01%
China State Construction Engineering Corp. Ltd. Class A	36,357,238	27,723	0.01%
China Merchants Port Holdings Co. Ltd.	16,935,808	27,095	0.01%
Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,456,743	25,635	0.01%
Alibaba Pictures Group Ltd. *	169,175,048	24,579	0.01%
China Cinda Asset Management Co. Ltd. Class H	116,986,268	22,995	0.01%
China Oilfield Services Ltd. Class H	25,087,447	22,922	0.01%
AviChina Industry & Technology Co. Ltd. Class H	31,649,080	20,310	0.01%
Air China Ltd. Class H	25,507,695	20,169	0.01%
Baoshan Iron & Steel Co. Ltd. Class A	14,771,544	19,634	0.01%
Bank of China Ltd. Class A (XSSC)	39,061,500	19,605	0.01%
Shanghai Baosight Software Co. Ltd. Class B	5,044,663	18,980	0.01%
China Huarong Asset Management Co. Ltd. Class H [2,3]	144,131,660	18,926	0.01%
China Overseas Property Holdings Ltd. [1]	17,825,120	18,004	0.01%
Citic Pacific Special Steel Group Co. Ltd. Class A	4,343,547	17,334	0.01%
Beijing Capital International Airport Co. Ltd. Class H	23,164,951	16,816	0.01%
China State Construction International Holdings Ltd.	23,107,147	16,181	0.01%
China Resources Pharmaceutical Group Ltd. [2]	22,606,901	15,224	0.01%
China Life Insurance Co. Ltd. Class A	2,922,578	14,882	0.01%
China Southern Airlines Co. Ltd. Class H *	21,716,473	14,706	0.01%
Angang Steel Co. Ltd. Class H	20,869,337	14,347	0.01%
China Communications Services Corp. Ltd. Class H	32,377,139	14,000	0.01%
China Power International Development Ltd.	58,463,558	13,400	0.01%
China Coal Energy Co. Ltd. Class H	22,675,015	12,264	0.00%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,848,014	12,076	0.00%
China Petroleum & Chemical Corp. Class A	18,061,016	11,909	0.00%
China Shenhua Energy Co. Ltd. Class A (XSSC)	3,861,366	11,436	0.00%
5

Total International Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Sinotrans Ltd. Class H	24,734,398	11,291	0.00%
China Construction Bank Corp. Class A (XSSC)	10,609,801	11,024	0.00%
Daqin Railway Co. Ltd. Class A	10,260,355	10,899	0.00%
Sinopec Engineering Group Co. Ltd. Class H	17,613,936	10,873	0.00%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,061,700	10,868	0.00%
AVIC Shenyang Aircraft Co. Ltd. Class A	1,144,652	10,203	0.00%
China Southern Airlines Co. Ltd. Class A *	9,950,500	9,746	0.00%
China CITIC Bank Corp. Ltd. Class A (XSSC)	11,338,084	9,069	0.00%
China Railway Signal & Communication Corp. Ltd. Class H [2]	21,916,792	8,699	0.00%
China National Nuclear Power Co. Ltd. Class A	10,280,031	8,276	0.00%
China Reinsurance Group Corp. Class H	76,689,686	7,988	0.00%
AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A	2,108,200	7,819	0.00%
Zhongjin Gold Corp. Ltd. Class A	5,444,290	7,170	0.00%
Maanshan Iron & Steel Co. Ltd. Class H	12,662,000	6,043	0.00%
China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	6,037	0.00%
China BlueChemical Ltd. Class H	20,423,387	5,774	0.00%
Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,871,304	5,769	0.00%
Dongxing Securities Co. Ltd. Class A	2,900,222	4,607	0.00%
China Merchants Energy Shipping Co. Ltd. Class A	5,686,421	4,305	0.00%
China Machinery Engineering Corp. Class H	9,491,978	4,247	0.00%
Sinopec Kantons Holdings Ltd.	10,885,559	4,179	0.00%
CGN New Energy Holdings Co. Ltd. *	17,006,486	4,141	0.00%
Power Construction Corp. of China Ltd. Class A	6,819,409	4,019	0.00%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	3,496	0.00%
Shanghai Electric Power Co. Ltd. Class A	3,206,308	3,482	0.00%
China National Medicines Corp. Ltd. Class A	610,388	3,468	0.00%
FAW Jiefang Group Co. Ltd. *	2,022,485	3,449	0.00%
China Foods Ltd.	7,978,630	3,322	0.00%
AVICOPTER plc Class A	421,691	3,310	0.00%
China Satellite Communications Co. Ltd. Class A	1,282,700	3,088	0.00%
Heilongjiang Agriculture Co. Ltd. Class A	1,313,700	3,069	0.00%
China Merchants Property Operation & Service Co. Ltd. Class A	926,700	3,017	0.00%
Sinopec Oilfield Service Corp. Class H *	32,836,450	2,908	0.00%
China National Accord Medicines Corp. Ltd. Class B	998,169	2,906	0.00%
Guangxi Guiguan Electric Power Co. Ltd. Class A	3,599,184	2,877	0.00%
Sinotrans Ltd. Class A (XSSC)	3,819,621	2,873	0.00%
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,795,304	2,859	0.00%
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSSC) *	821,520	2,694	0.00%
China CSSC Holdings Ltd. Class A *	1,073,164	2,585	0.00%
Grandjoy Holdings Group Co. Ltd. Class A	4,543,046	2,559	0.00%
China Galaxy Securities Co. Ltd. Class A	1,620,500	2,493	0.00%
Harbin Electric Co. Ltd. Class H *	8,430,912	2,469	0.00%
Sinofert Holdings Ltd. *	18,989,406	2,468	0.00%
Cinda Real Estate Co. Ltd. Class A	4,212,701	2,360	0.00%
China Railway Signal & Communication Corp. Ltd. Class A	2,606,413	2,257	0.00%
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,181,776	2,242	0.00%
CSSC Offshore & Marine Engineering Group Co. Ltd. Class H *	2,247,207	2,186	0.00%
Haohua Chemical Science & Technology Co. Ltd. Class A	678,900	2,175	0.00%
Offshore Oil Engineering Co. Ltd. Class A	3,045,700	2,041	0.00%
Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	3,004,861	1,962	0.00%
Angang Steel Co. Ltd. Class A	2,532,750	1,902	0.00%
SGIS Songshan Co. Ltd. Class A	2,336,400	1,797	0.00%
China Publishing & Media Co. Ltd. Class A (XSHG)	1,550,950	1,717	0.00%
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,027,700	1,714	0.00%
CGN Power Co. Ltd. Class A	3,900,400	1,632	0.00%
CNOOC Energy Technology & Services Ltd. Class A	4,347,600	1,628	0.00%
China Merchants Land Ltd.	10,884,105	1,594	0.00%
Bluestar Adisseo Co. Class A	845,412	1,577	0.00%
6

Total International Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Shennan Circuits Co. Ltd. Class A	127,854	1,564	0.00%
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,514	0.00%
	China National Accord Medicines Corp. Ltd. Class A	231,918	1,495	0.00%
	Glarun Technology Co. Ltd. Class A	704,000	1,493	0.00%
	Sinopec Oilfield Service Corp. Class A *	4,928,000	1,481	0.00%
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,233,324	1,478	0.00%
	China Merchants Port Group Co. Ltd. Class A	581,974	1,314	0.00%
	Air China Ltd. Class A (XSSC)	1,040,700	1,313	0.00%
	ADAMA Ltd. Class A	933,088	1,275	0.00%
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,213	0.00%
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,199	0.00%
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	888,084	1,169	0.00%
	China Aluminum International Engineering Corp. Ltd. Class A	2,197,500	1,068	0.00%
	China Publishing & Media Co. Ltd. Class A (XSSC)	850,040	941	0.00%
	China Oilfield Services Ltd. Class A	430,400	875	0.00%
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	631,200	831	0.00%
	China Harzone Industry Corp. Ltd. Class A *	614,775	783	0.00%
	China West Construction Group Co. Ltd. Class A	382,477	494	0.00%
†	Other*,1,2,3		22,351,649	5.59%
			40,186,566	10.22%
†Colombia*			209,450	0.05%
†Czech Republic*			101,593	0.03%
Denmark
	Novo Nordisk A/S Class B	20,212,867	1,491,052	0.38%
†	Other*,1,2		4,171,879	1.06%
			5,662,931	1.44%
†Egypt*			113,552	0.03%
†Finland*,1,2			3,337,394	0.85%
France
	LVMH Moet Hennessy Louis Vuitton SE	3,120,980	2,351,192	0.60%
	Sanofi	13,643,994	1,430,469	0.36%
	TOTAL SE	30,314,586	1,339,838	0.34%
	Schneider Electric SE	6,592,486	1,051,870	0.27%
	L'Oreal SA Loyalty Shares *	2,539,491	1,039,846	0.26%
	Air Liquide SA Loyalty Shares *	4,886,128	822,836	0.21%
	L'Oreal SA	285,417	116,870	0.03%
	Air Liquide SA	594,141	100,055	0.03%
	L'Oreal SA (Registered) *	178,621	73,140	0.02%
	Air Liquide SA Loyalty Shares *	344,294	57,980	0.02%
†	Other*,1,2,3		15,659,876	3.97%
			24,043,972	6.11%
Germany
	SAP SE	14,068,986	1,969,949	0.50%
	Siemens AG (Registered)	9,413,028	1,570,422	0.40%
	Allianz SE (Registered)	5,145,261	1,335,797	0.34%
	BASF SE	11,452,246	922,952	0.24%
	Daimler AG (Registered)	10,273,124	914,295	0.23%
†	Other*,1,2		15,102,685	3.84%
			21,816,100	5.55%
†Greece*,3			307,135	0.08%
7

Total International Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Hong Kong
	AIA Group Ltd.	151,572,809	1,923,849	0.49%
	Hong Kong Exchanges & Clearing Ltd.	15,885,519	958,072	0.24%
	BOC Hong Kong Holdings Ltd.	44,645,198	156,984	0.04%
	BOC Aviation Ltd. [2]	2,603,795	23,438	0.01%
	MMG Ltd. *	30,007,859	19,385	0.01%
	Sun Art Retail Group Ltd.	20,325,500	18,711	0.01%
	Nexteer Automotive Group Ltd.	10,257,046	11,500	0.00%
	CITIC Telecom International Holdings Ltd.	17,103,448	6,182	0.00%
	China Travel International Investment Hong Kong Ltd. *	29,296,257	5,079	0.00%
	CITIC Resources Holdings Ltd. *	23,794,891	1,192	0.00%
†	Other*,1,2,3		5,249,275	1.33%
			8,373,667	2.13%
†Hungary*			223,689	0.06%
India
	Reliance Industries Ltd.	39,989,461	1,073,292	0.27%
	Nestle India Ltd.	403,198	88,677	0.02%
†	Other*,2,3		10,694,677	2.73%
			11,856,646	3.02%
†Indonesia*,3			1,429,142	0.36%
†Ireland*,1,3			598,928	0.15%
†Israel*			1,430,400	0.36%
Italy
	Enel SpA	97,307,585	966,199	0.25%
†	Other*,1,2,3		5,202,083	1.32%
			6,168,282	1.57%
Japan
	Toyota Motor Corp.	30,835,673	2,307,254	0.59%
	SoftBank Group Corp.	17,429,949	1,570,624	0.40%
	Sony Group Corp.	15,443,065	1,543,981	0.39%
	Keyence Corp.	2,255,787	1,082,897	0.28%
†	Other*,1		53,865,425	13.69%
			60,370,181	15.35%
†Kuwait*			643,468	0.16%
Malaysia
	Nestle Malaysia Bhd.	820,470	27,170	0.01%
†	Other*,2		1,996,792	0.51%
			2,023,962	0.52%
†Malta*,3			—	0.00%
†Mexico*,2			2,107,557	0.54%
Netherlands
	ASML Holding NV	5,000,239	3,245,865	0.83%
†	Other*,1,2,3		6,744,310	1.71%
			9,990,175	2.54%
†New Zealand*,1			961,131	0.25%
8

Total International Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Norway
	Elkem ASA [2]	3,058,806	11,225	0.00%
†	Other*,2		2,133,698	0.55%
			2,144,923	0.55%
Other[4]
	Vanguard FTSE Emerging Markets ETF [1,5]	15,759,336	834,930	0.21%
†Pakistan*			89,406	0.02%
†Philippines*,2,3			814,848	0.21%
†Poland*,1,2,3			793,348	0.20%
†Portugal*,1			486,924	0.12%
†Qatar*			798,671	0.20%
†Romania			29,008	0.01%
†Russia*			2,743,816	0.70%
†Saudi Arabia*,2			3,323,564	0.85%
Singapore
	COSCO Shipping International Singapore Co. Ltd. *	10,630,887	2,631	0.00%
†	Other*,1,3		3,026,255	0.77%
			3,028,886	0.77%
South Africa
	Naspers Ltd.	5,292,800	1,204,535	0.31%
†	Other*,1,2,3		3,200,973	0.81%
			4,405,508	1.12%
South Korea
	Samsung Electronics Co. Ltd.	58,584,267	4,269,942	1.09%
	Samsung Electronics Co. Ltd. Preference Shares	10,615,264	696,939	0.18%
	Tongyang Life Insurance Co. Ltd.	304,716	1,302	0.00%
†	Other*,1,2,3		10,997,548	2.79%
			15,965,731	4.06%
Spain
	Iberdrola SA	73,473,638	992,920	0.25%
†	Other*,1,2,3		4,880,276	1.24%
			5,873,196	1.49%
†Sweden*,1,2,3			9,823,273	2.50%
Switzerland
	Nestle SA (Registered)	34,938,815	4,169,273	1.06%
	Roche Holding AG	8,705,545	2,839,364	0.72%
	Novartis AG (Registered)	26,526,409	2,263,668	0.58%
	Roche Holding AG (Bearer) [1]	350,294	121,800	0.03%
†	Other*,1,2,3		10,593,781	2.69%
			19,987,886	5.08%
Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	300,864,748	6,336,099	1.61%
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45	5	0.00%
†	Other*,1,3		12,098,423	3.08%
			18,434,527	4.69%
†Thailand*,1,3			2,671,224	0.68%
9

Total International Stock Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
†Turkey*,2,3				522,597	0.13%
†United Arab Emirates*,3				719,889	0.18%
United Kingdom
		Unilever plc	31,852,782	1,861,862	0.48%
		AstraZeneca plc	16,451,692	1,751,183	0.45%
		HSBC Holdings plc	255,409,164	1,594,702	0.41%
		Diageo plc	28,705,798	1,288,644	0.33%
		GlaxoSmithKline plc	61,745,728	1,141,047	0.29%
		Rio Tinto plc	13,596,752	1,138,827	0.29%
		British American Tobacco plc	28,553,033	1,059,413	0.27%
		BP plc	248,265,113	1,039,325	0.26%
		Royal Dutch Shell plc Class A	51,143,781	962,335	0.25%
		Royal Dutch Shell plc Class B	46,664,641	835,002	0.21%
†		Other*,1,2,3		24,400,502	6.19%
				37,072,842	9.43%
Total Common Stocks (Cost $302,311,589)				387,551,427	98.56%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[6,7] (Cost $9,878,002)	0.068%	98,785,263	9,878,526	2.51%
Total Investments (Cost $312,189,591)				397,429,953	101.07%
Other Assets and Liabilities—Net				(4,193,165)	(1.07%)
Net Assets				393,236,788	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,243,182,000.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value of these securities was $10,055,643,000, representing 2.6% of net assets.
3	Certain securities value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $6,770,873,000 was received for securities on loan, of which $6,766,350,000 is held in Vanguard Market Liquidity Fund and $4,523,000 is held in cash.
ADR—American Depositary Receipt.
10

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	300	62,616	(418)
Euro Stoxx 50 Index	June 2021	31,576	1,495,712	41,977
FTSE 100 Index	June 2021	6,880	659,175	22,732
MSCI Emerging Market Index	June 2021	16,101	1,076,030	4,286
S&P ASX 200 Index	June 2021	3,404	459,029	14,447
S&P TSX 60 Index	June 2021	2,752	508,420	7,187
Topix Index	June 2021	5,722	995,551	(3,527)
				86,684

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/16/21	AUD	347,670	USD	265,343	2,540	—
BNP Paribas	6/16/21	CAD	395,523	USD	313,032	8,784	—
Royal Bank of Canada	6/16/21	EUR	651,094	USD	771,245	12,243	—
Bank of America, N.A.	6/16/21	GBP	264,318	USD	364,200	879	—
Royal Bank of Canada	6/16/21	INR	15,759,092	USD	212,072	—	(802)
Deutsche Bank AG	6/16/21	INR	7,938,791	USD	106,884	—	(454)
Toronto-Dominion Bank	6/16/21	JPY	67,199,551	USD	609,158	5,935	—
BNP Paribas	6/16/21	USD	301,122	CHF	281,746	—	(7,751)
UBS AG	6/16/21	USD	45,895	HKD	356,437	2	—
BNP Paribas	6/16/21	USD	140,621	JPY	15,494,140	—	(1,201)
11

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	6/16/21	USD	140,470	JPY	15,494,140	—	(1,351)
Toronto-Dominion Bank	6/16/21	USD	76,783	KRW	87,262,180	—	(1,666)
						30,383	(13,225)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese Yen.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
FTSE China A Stock Connect CNY All Cap Index	6/22/21	JPMC	276,823	(0.111)	11,289	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
JPMC—JP Morgan Chase Bank.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $22,995,000 and cash of $23,930,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Total International Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $301,679,368)	386,716,497
Affiliated Issuers (Cost $10,510,223)	10,713,456
Total Investments in Securities	397,429,953
Investment in Vanguard	13,848
Cash	4,523
Foreign Currency, at Value (Cost $730,971)	732,145
Cash Collateral Pledged—Futures Contracts	336,320
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	4,230
Receivables for Investment Securities Sold	171,969
Receivables for Accrued Income	1,617,657
Receivables for Capital Shares Issued	420,515
Unrealized Appreciation—Forward Currency Contracts	30,383
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,289
Total Assets	400,772,832
Liabilities
Due to Custodian	58,903
Payables for Investment Securities Purchased	37,191
Collateral for Securities on Loan	6,770,873
Payables for Capital Shares Redeemed	210,604
Payables to Vanguard	20,813
Variation Margin Payable—Futures Contracts	33,403
Unrealized Depreciation—Forward Currency Contracts	13,225
Deferred Foreign Capital Gains Taxes	391,032
Total Liabilities	7,536,044
Net Assets	393,236,788
13

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	299,170,899
Total Distributable Earnings (Loss)	94,065,889
Net Assets	393,236,788

Investor Shares—Net Assets
Applicable to 9,193,887,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	190,168,790
Net Asset Value Per Share—Investor Shares	$20.68

ETF Shares—Net Assets
Applicable to 702,194,739 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,180,564
Net Asset Value Per Share—ETF Shares	$64.34

Admiral Shares—Net Assets
Applicable to 2,266,699,230 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,426,432
Net Asset Value Per Share—Admiral Shares	$34.60

Institutional Shares—Net Assets
Applicable to 294,570,189 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,756,996
Net Asset Value Per Share—Institutional Shares	$138.36

Institutional Plus Shares—Net Assets
Applicable to 210,638,918 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,152,658
Net Asset Value Per Share—Institutional Plus Shares	$138.40

Institutional Select Shares—Net Assets
Applicable to 65,518,433 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,551,348
Net Asset Value Per Share—Institutional Select Shares	$145.78
See accompanying Notes, which are an integral part of the Financial Statements.
14

Total International Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	4,469,326
Dividends—Affiliated Issuers	5,820
Interest—Unaffiliated Issuers	90
Interest—Affiliated Issuers	996
Securities Lending—Net	49,949
Total Income	4,526,181
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,792
Management and Administrative—Investor Shares	139,242
Management and Administrative—ETF Shares	13,340
Management and Administrative—Admiral Shares	35,953
Management and Administrative—Institutional Shares	13,046
Management and Administrative—Institutional Plus Shares	16,593
Management and Administrative—Institutional Select Shares	1,674
Marketing and Distribution—Investor Shares	5,981
Marketing and Distribution—ETF Shares	573
Marketing and Distribution—Admiral Shares	1,479
Marketing and Distribution—Institutional Shares	517
Marketing and Distribution—Institutional Plus Shares	399
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	14,665
Shareholders’ Reports—Investor Shares	345
Shareholders’ Reports—ETF Shares	37
Shareholders’ Reports—Admiral Shares	98
Shareholders’ Reports—Institutional Shares	77
Shareholders’ Reports—Institutional Plus Shares	41
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	35
Total Expenses	247,887
Net Investment Income	4,278,294
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	24,188,107
Investment Securities Sold—Affiliated Issuers	368
Futures Contracts	733,452
Swap Contracts	39,871
Forward Currency Contracts	61,241
15

Total International Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2021
($000)
Foreign Currencies	28,590
Realized Net Gain (Loss)	25,051,629
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	68,195,995
Investment Securities—Affiliated Issuers	144,146
Futures Contracts	278,417
Swap Contracts	1,764
Forward Currency Contracts	30,897
Foreign Currencies	15,593
Change in Unrealized Appreciation (Depreciation)	68,666,812
Net Increase (Decrease) in Net Assets Resulting from Operations	97,996,735
1	Dividends are net of foreign withholding taxes of $327,443,000.
2	Includes $24,453,236,000 of the net gain (loss) resulting from in-kind redemptions.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $304,281,000.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Total International Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,278,294	9,703,873
Realized Net Gain (Loss)	25,051,629	4,982,271
Change in Unrealized Appreciation (Depreciation)	68,666,812	(18,108,151)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,996,735	(3,422,007)
Distributions
Investor Shares	(2,131,419)	(3,764,242)
ETF Shares	(478,416)	(524,950)
Admiral Shares	(886,298)	(1,805,972)
Institutional Shares	(470,077)	(829,917)
Institutional Plus Shares	(808,742)	(2,982,699)
Institutional Select Shares	(117,009)	(198,270)
Total Distributions	(4,891,961)	(10,106,050)
Capital Share Transactions
Investor Shares	(5,819,566)	11,858,899
ETF Shares	8,837,507	12,954,076
Admiral Shares	(2,573,127)	(8,423,716)
Institutional Shares	612,739	(331,725)
Institutional Plus Shares	(72,108,317)	(32,925,289)
Institutional Select Shares	(564,558)	4,963,364
Net Increase (Decrease) from Capital Share Transactions	(71,615,322)	(11,904,391)
Total Increase (Decrease)	21,489,452	(25,432,448)
Net Assets
Beginning of Period	371,747,336	397,179,784
End of Period	393,236,788	371,747,336
See accompanying Notes, which are an integral part of the Financial Statements.
17

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$16.39	$17.13	$15.91	$17.91	$14.88	$15.11
Investment Operations
Net Investment Income	.211[1]	.389[1]	.524[1]	.500[1]	.444[1]	.422
Net Realized and Unrealized Gain (Loss) on Investments	4.309	(.718)	1.186	(2.016)	3.028	(.243)
Total from Investment Operations	4.520	(.329)	1.710	(1.516)	3.472	.179
Distributions
Dividends from Net Investment Income	(.230)	(.411)	(.490)	(.484)	(.442)	(.409)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.230)	(.411)	(.490)	(.484)	(.442)	(.409)
Net Asset Value, End of Period	$20.68	$16.39	$17.13	$15.91	$17.91	$14.88
Total Return[2]	27.67%	-1.93%	10.98%	-8.71%	23.70%	1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$190,169	$155,670	$148,795	$126,319	$116,279	$87,010
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.39%	3.19%	2.81%	2.73%	2.95%
Portfolio Turnover Rate[3]	3%	7%	4%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Total International Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$50.97	$53.30	$49.50	$55.70	$46.28	$47.00
Investment Operations
Net Investment Income	.709[1]	1.251[1]	1.677[1]	1.612[1]	1.420[1]	1.344
Net Realized and Unrealized Gain (Loss) on Investments	13.407	(2.256)	3.696	(6.269)	9.404	(.763)
Total from Investment Operations	14.116	(1.005)	5.373	(4.657)	10.824	.581
Distributions
Dividends from Net Investment Income	(.746)	(1.325)	(1.573)	(1.543)	(1.404)	(1.301)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.746)	(1.325)	(1.573)	(1.543)	(1.404)	(1.301)
Net Asset Value, End of Period	$64.34	$50.97	$53.30	$49.50	$55.70	$46.28
Total Return	27.81%	-1.88%	11.11%	-8.63%	23.76%	1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,181	$28,294	$16,293	$10,389	$9,670	$6,377
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.46%	3.28%	2.89%	2.79%	3.02%
Portfolio Turnover Rate[2]	3%	7%	4%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$27.41	$28.66	$26.61	$29.95	$24.89	$25.27
Investment Operations
Net Investment Income	.365[1]	.658[1]	.892[1]	.858[1]	.761[1]	.722
Net Realized and Unrealized Gain (Loss) on Investments	7.220	(1.205)	1.993	(3.369)	5.053	(.400)
Total from Investment Operations	7.585	(.547)	2.885	(2.511)	5.814	.322
Distributions
Dividends from Net Investment Income	(.395)	(.703)	(.835)	(.829)	(.754)	(.702)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.395)	(.703)	(.835)	(.829)	(.754)	(.702)
Net Asset Value, End of Period	$34.60	$27.41	$28.66	$26.61	$29.95	$24.89
Total Return[2]	27.77%	-1.92%	11.08%	-8.63%	23.73%	1.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,426	$64,452	$76,314	$65,363	$65,249	$45,154
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.18%	2.40%	3.25%	2.87%	2.79%	3.02%
Portfolio Turnover Rate[3]	3%	7%	4%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Total International Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$109.61	$114.61	$106.43	$119.77	$99.52	$101.07
Investment Operations
Net Investment Income	1.482[1]	2.670[1]	3.597[1]	3.461[1]	3.062[1]	2.907
Net Realized and Unrealized Gain (Loss) on Investments	28.869	(4.826)	7.960	(13.460)	20.229	(1.632)
Total from Investment Operations	30.351	(2.156)	11.557	(9.999)	23.291	1.275
Distributions
Dividends from Net Investment Income	(1.601)	(2.844)	(3.377)	(3.341)	(3.041)	(2.825)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.601)	(2.844)	(3.377)	(3.341)	(3.041)	(2.825)
Net Asset Value, End of Period	$138.36	$109.61	$114.61	$106.43	$119.77	$99.52
Total Return	27.79%	-1.89%	11.10%	-8.60%	23.78%	1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,757	$31,735	$33,476	$28,563	$29,794	$19,692
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.44%	3.27%	2.90%	2.81%	3.04%
Portfolio Turnover Rate[2]	3%	7%	4%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$109.63	$114.63	$106.45	$119.79	$99.54	$101.08
Investment Operations
Net Investment Income	1.139[1]	2.726[1]	3.617[1]	3.470[1]	3.086[1]	2.926
Net Realized and Unrealized Gain (Loss) on Investments	29.227	(4.871)	7.947	(13.454)	20.228	(1.622)
Total from Investment Operations	30.366	(2.145)	11.564	(9.984)	23.314	1.304
Distributions
Dividends from Net Investment Income	(1.596)	(2.855)	(3.384)	(3.356)	(3.064)	(2.844)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.596)	(2.855)	(3.384)	(3.356)	(3.064)	(2.844)
Net Asset Value, End of Period	$138.40	$109.63	$114.63	$106.45	$119.79	$99.54
Total Return	27.80%	-1.88%	11.10%	-8.58%	23.80%	1.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,153	$83,550	$118,865	$94,242	$88,781	$64,511
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.71%	2.50%	3.29%	2.91%	2.83%	3.06%
Portfolio Turnover Rate[2]	3%	7%	4%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Total International Stock Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,				June 24, 2016[1] to October 31, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$115.49	$120.75	$112.10	$126.15	$104.82	$97.20
Investment Operations
Net Investment Income	1.570[2]	2.896[2]	3.421[2]	3.679[2]	3.303[2]	.914
Net Realized and Unrealized Gain (Loss) on Investments	30.432	(5.120)	8.783	(14.163)	21.274	7.340
Total from Investment Operations	32.002	(2.224)	12.204	(10.484)	24.577	8.254
Distributions
Dividends from Net Investment Income	(1.712)	(3.036)	(3.554)	(3.566)	(3.247)	(.634)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.712)	(3.036)	(3.554)	(3.566)	(3.247)	(.634)
Net Asset Value, End of Period	$145.78	$115.49	$120.75	$112.10	$126.15	$104.82
Total Return	27.81%	-1.85%	11.13%	-8.56%	23.83%	8.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,551	$8,045	$3,437	$11,470	$5,863	$1,599
Ratio of Total Expenses to Average Net Assets	0.045%	0.045%	0.045%	0.045%	0.045%	0.045%[3]
Ratio of Net Investment Income to Average Net Assets	2.22%	2.52%	2.98%	2.93%	2.85%	3.09%[3]
Portfolio Turnover Rate[4]	3%	7%	4%	3%	3%	3%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2016.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
24

Total International Stock Index Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
25

Total International Stock Index Fund
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
26

Total International Stock Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
27

Total International Stock Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $13,848,000, representing less than 0.01% of the fund’s net assets and 5.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Total International Stock Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	34,319,995	855,237	—	35,175,232
Common Stocks—Other	6,962,069	345,066,843	347,283	352,376,195
Temporary Cash Investments	9,878,526	—	—	9,878,526
Total	51,160,590	345,922,080	347,283	397,429,953

Derivative Financial Instruments
Assets
Futures Contracts[1]	90,629	—	—	90,629
Forward Currency Contracts	—	30,383	—	30,383
Swap Contracts	—	11,289	—	11,289
Total	90,629	41,672	—	132,301
Liabilities
Futures Contracts[1]	3,945	—	—	3,945
Forward Currency Contracts	—	13,225	—	13,225
Total	3,945	13,225	—	17,170
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
29

Total International Stock Index Fund
D.  At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	90,629	—	90,629
Unrealized Appreciation—Forward Currency Contracts	—	30,383	30,383
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,289	—	11,289
Total Assets	101,918	30,383	132,301

Unrealized Depreciation—Futures Contracts[1]	3,945	—	3,945
Unrealized Depreciation—Forward Currency Contracts	—	13,225	13,225
Total Liabilities	3,945	13,225	17,170
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	733,452	—	733,452
Forward Currency Contracts	—	61,241	61,241
Swap Contracts	39,871	—	39,871
Realized Net Gain (Loss) on Derivatives	773,323	61,241	834,564

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	278,417	—	278,417
Forward Currency Contracts	—	30,897	30,897
Swap Contracts	1,764	—	1,764
Change in Unrealized Appreciation (Depreciation) on Derivatives	280,181	30,897	311,078
E.  As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	313,484,080
Gross Unrealized Appreciation	123,455,284
Gross Unrealized Depreciation	(39,394,280)
Net Unrealized Appreciation (Depreciation)	84,061,004
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $17,227,703,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these
30

Total International Stock Index Fund
capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2021, the fund purchased $11,447,561,000 of investment securities and sold $83,811,107,000 of investment securities, other than temporary cash investments. Purchases and sales include $260,899,000 and $62,118,577,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,566,316	517,683	22,608,974	1,494,035
Issued in Lieu of Cash Distributions	2,131,419	109,885	3,764,242	227,169
Redeemed[1]	(18,517,301)	(933,857)	(14,514,317)	(905,972)
Net Increase (Decrease)—Investor Shares	(5,819,566)	(306,289)	11,858,899	815,232
ETF Shares
Issued	8,837,507	147,119	13,007,965	250,481
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(53,889)	(1,100)
Net Increase (Decrease)—ETF Shares	8,837,507	147,119	12,954,076	249,381
Admiral Shares
Issued[1]	7,173,657	217,019	13,328,313	509,348
Issued in Lieu of Cash Distributions	760,801	23,434	1,557,343	56,065
Redeemed	(10,507,585)	(325,189)	(23,309,372)	(876,912)
Net Increase (Decrease)—Admiral Shares	(2,573,127)	(84,736)	(8,423,716)	(311,499)
Institutional Shares
Issued	5,191,201	39,609	7,265,482	68,597
Issued in Lieu of Cash Distributions	434,842	3,349	772,537	6,967
Redeemed	(5,013,304)	(37,913)	(8,369,744)	(78,134)
Net Increase (Decrease)—Institutional Shares	612,739	5,045	(331,725)	(2,570)
Institutional Plus Shares
Issued	4,364,023	32,509	19,265,758	188,833
Issued in Lieu of Cash Distributions	800,551	6,206	2,966,518	26,848
Redeemed	(77,272,891)	(590,155)	(55,157,565)	(490,546)
Net Increase (Decrease)—Institutional Plus Shares	(72,108,317)	(551,440)	(32,925,289)	(274,865)
31

Total International Stock Index Fund
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Select Shares
Issued	545,437	3,924	8,382,308	71,567
Issued in Lieu of Cash Distributions	117,009	855	198,270	1,705
Redeemed	(1,227,004)	(8,922)	(3,617,214)	(32,070)
Net Increase (Decrease)—Institutional Select Shares	(564,558)	(4,143)	4,963,364	41,202
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 49,000 and 29,000 shares, respectively, in the amount of $846,000 from the conversion during the year ended October 31, 2020.
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	690,416	—	—	—	144,514	5,820	—	834,930
Vanguard Market Liquidity Fund	6,578,015	NA1	NA1	368	(368)	996	—	9,878,526
Total	7,268,431	—	—	368	144,146	6,816	—	10,713,456
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
32

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund's investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
33

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
34

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
35

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q1132 062021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021

		Shares	Market Value ($000)
Common Stocks (98.56%)
Argentina (0.00%)
*	Ternium Argentina SA	390	—
Australia (4.78%)
	Commonwealth Bank of Australia	22,215,273	1,520,782
	BHP Group Ltd.	36,927,813	1,344,020
	CSL Ltd.	5,685,451	1,187,659
	Westpac Banking Corp.	46,012,620	886,695
	National Australia Bank Ltd.	41,259,236	844,337
	Australia & New Zealand Banking Group Ltd.	35,558,668	784,576
	Wesfarmers Ltd.	14,166,070	590,526
	Macquarie Group Ltd.	4,097,321	505,046
	Woolworths Group Ltd.	15,865,576	481,188
	Rio Tinto Ltd.	4,651,807	432,362
	Transurban Group	34,039,688	371,178
	Fortescue Metals Group Ltd.	19,928,713	344,793
	Goodman Group	23,028,557	335,815
*	Afterpay Ltd.	2,744,161	247,154
	Amcor plc	19,613,807	228,958
	Aristocrat Leisure Ltd.	8,026,248	228,927
	Newcrest Mining Ltd.	10,184,615	208,154
	Woodside Petroleum Ltd.	11,877,033	207,144
	Coles Group Ltd.	15,921,560	199,938
*	James Hardie Industries plc	5,583,265	183,993
*	Xero Ltd.	1,549,692	168,817
	Sonic Healthcare Ltd.	5,939,750	164,174
	Brambles Ltd.	18,839,235	150,920
	Scentre Group	66,958,798	140,144
	QBE Insurance Group Ltd.	18,242,357	137,996
	Cochlear Ltd.	804,868	137,777
	ASX Ltd.	2,449,094	137,612
	Telstra Corp. Ltd.	52,094,136	136,089
	South32 Ltd.	60,732,920	133,706
	Suncorp Group Ltd.	16,121,812	130,386
	Santos Ltd.	23,423,098	124,339
	Insurance Australia Group Ltd.	30,975,935	116,711
	Dexus	14,794,727	116,135
	APA Group	14,911,321	115,210
	Ramsay Health Care Ltd.	2,195,293	113,802
	Northern Star Resources Ltd.	14,163,003	113,792
	Stockland	31,151,105	112,258
	Mirvac Group	52,273,898	108,312
*	SEEK Ltd.	4,409,974	105,099
	BlueScope Steel Ltd.	6,335,484	104,736
	Tabcorp Holdings Ltd.	26,061,515	99,369
	GPT Group	25,839,817	91,971
	Lendlease Corp. Ltd.	8,547,311	83,522
	Medibank Pvt Ltd.	35,121,186	83,331
	REA Group Ltd.	643,820	78,330
*	Sydney Airport	16,321,838	77,620
	OZ Minerals Ltd.	4,128,217	75,316
	Oil Search Ltd.	25,883,950	74,763
	Computershare Ltd.	6,832,594	74,289
*	Boral Ltd.	15,013,159	71,508
	Evolution Mining Ltd.	20,126,474	71,264
	Origin Energy Ltd.	22,021,063	70,414
	Treasury Wine Estates Ltd.	9,034,781	69,821
	Charter Hall Group	6,142,816	66,356

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Mineral Resources Ltd.	1,792,342	65,457
	Aurizon Holdings Ltd.	22,612,402	65,055
	Magellan Financial Group Ltd.	1,722,275	64,163
	Domino's Pizza Enterprises Ltd.	764,719	62,800
	Ampol Ltd.	3,147,406	62,041
	Vicinity Centres	49,788,133	60,844
	Bank of Queensland Ltd.	8,234,148	57,068
	Atlas Arteria Ltd.	11,987,088	55,558
	Ansell Ltd.	1,671,265	54,367
	AGL Energy Ltd.	7,860,438	54,161
	Orica Ltd.	5,095,200	53,047
	Bendigo & Adelaide Bank Ltd.	6,609,885	52,446
	JB Hi-Fi Ltd.	1,445,568	51,426
	Reece Ltd.	3,273,542	51,216
	ALS Ltd.	6,270,593	50,778
*	NEXTDC Ltd.	5,632,629	50,093
*	Incitec Pivot Ltd.	24,604,706	49,945
*	Lynas Rare Earths Ltd.	11,086,537	46,686
	IGO Ltd.	7,810,744	44,631
	carsales.com Ltd.	2,863,448	43,744
	Qube Holdings Ltd.	18,594,217	43,055
*	Virgin Money UK plc	15,487,127	42,773
	Alumina Ltd.	32,147,951	42,599
*	Crown Resorts Ltd.	4,488,168	42,147
	Nine Entertainment Co. Holdings Ltd.	18,686,789	41,113
	Downer EDI Ltd.	9,128,313	39,434
	Cleanaway Waste Management Ltd.	17,697,277	38,798
	Reliance Worldwide Corp. Ltd.	10,066,116	38,154
	AMP Ltd.	43,113,273	37,023
	Steadfast Group Ltd.	11,212,071	35,971
*,1	Zip Co. Ltd.	5,699,064	35,022
*	Qantas Airways Ltd.	9,189,990	34,858
	Metcash Ltd.	12,612,444	34,554
	AusNet Services	23,479,517	34,368
	Breville Group Ltd.	1,691,306	33,871
	Worley Ltd.	4,076,036	33,822
*	Vocus Group Ltd.	7,829,231	33,002
*	Star Entertainment Grp Ltd.	10,718,716	32,784
	Iluka Resources Ltd.	5,526,396	32,756
	Challenger Ltd.	8,308,451	32,613
	Altium Ltd.	1,396,032	31,837
	Harvey Norman Holdings Ltd.	7,762,918	31,492
	Orora Ltd.	12,589,792	30,805
	IDP Education Ltd.	1,744,336	30,468
	Eagers Automotive Ltd.	2,520,172	30,326
	CSR Ltd.	6,452,059	29,632
	Seven Group Holdings Ltd.	1,747,821	28,889
	nib holdings Ltd.	6,038,523	28,737
*	Champion Iron Ltd.	5,418,499	28,273
[1]	Washington H Soul Pattinson & Co. Ltd.	1,188,514	27,683
*	Pilbara Minerals Ltd.	31,413,243	27,348
	Sims Ltd.	2,199,787	26,669
	Shopping Centres Australasia Property Group	13,283,233	25,530
	WiseTech Global Ltd.	1,056,693	25,433
	Link Administration Holdings Ltd.	6,512,517	24,953
	Bapcor Ltd.	4,168,067	24,775
[1]	ARB Corp. Ltd.	822,744	24,684
	Healius Ltd.	7,589,832	24,138
	Charter Hall Long Wale REIT	6,333,417	23,850
	IOOF Holdings Ltd.	8,108,029	22,774
	Premier Investments Ltd.	1,123,580	22,753

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Beach Energy Ltd.	22,483,810	21,793
*,1	Flight Centre Travel Group Ltd.	1,677,721	21,509
	Pendal Group Ltd.	3,662,581	20,775
	BWP Trust	6,499,999	20,688
	Pro Medicus Ltd.	565,255	20,533
	Codan Ltd.	1,481,054	20,282
*	Chalice Mining Ltd.	3,766,129	19,833
	Elders Ltd.	2,109,987	19,772
	Super Retail Group Ltd.	2,146,804	19,718
	TPG Telecom Ltd.	4,602,010	19,538
*	Corporate Travel Management Ltd.	1,368,291	19,391
*	Orocobre Ltd.	3,718,425	19,150
	Waypoint REIT	9,799,502	18,833
	Deterra Royalties Ltd.	5,511,000	18,476
	Costa Group Holdings Ltd.	5,118,318	18,360
	Bega Cheese Ltd.	3,717,225	18,286
	IRESS Ltd.	2,353,276	18,268
*	PointsBet Holdings Ltd.	1,745,216	18,198
*	Megaport Ltd.	1,636,472	18,099
*,1	CIMIC Group Ltd.	1,208,373	17,990
[2]	Viva Energy Group Ltd.	11,978,537	17,987
*,1	PolyNovo Ltd.	7,752,078	17,880
*,1	Galaxy Resources Ltd.	5,880,645	17,623
	Bingo Industries Ltd.	6,603,640	17,345
	Appen Ltd.	1,404,522	16,909
	Ingenia Communities Group	4,079,174	16,615
*	Nufarm Ltd.	4,102,363	16,466
	Perpetual Ltd.	616,816	16,440
	National Storage REIT	10,578,232	16,408
*	De Grey Mining Ltd.	14,671,526	16,281
	Cromwell Property Group	24,157,972	16,278
*,1	Uniti Group Ltd.	7,604,834	16,161
	Regis Resources Ltd.	8,043,817	16,036
*,1	EML Payments Ltd.	3,605,032	15,767
	Centuria Industrial REIT	5,845,672	15,660
*,1	Webjet Ltd.	4,044,957	15,450
	Charter Hall Retail REIT	5,247,621	15,045
	Platinum Asset Management Ltd.	4,120,655	14,961
	Adbri Ltd.	6,032,043	14,906
	Credit Corp. Group Ltd.	663,427	14,762
*	Nanosonics Ltd.	3,157,773	14,636
*	Silver Lake Resources Ltd.	10,833,953	14,418
	Technology One Ltd.	1,965,778	14,341
*	Perseus Mining Ltd.	15,143,050	14,173
*	Domain Holdings Australia Ltd.	3,499,225	13,655
	Nickel Mines Ltd.	15,100,317	13,164
	InvoCare Ltd.	1,511,287	13,163
	Abacus Property Group	5,613,505	13,092
	Ramelius Resources Ltd.	10,072,035	13,059
*	Temple & Webster Group Ltd.	1,590,319	13,019
	Netwealth Group Ltd.	1,120,703	12,828
	St. Barbara Ltd.	9,059,486	12,805
	Collins Foods Ltd.	1,449,631	12,688
	IPH Ltd.	2,277,844	12,428
	Clinuvel Pharmaceuticals Ltd.	555,232	12,389
	HUB24 Ltd.	627,714	12,176
	Sandfire Resources Ltd.	2,374,157	12,150
	GrainCorp Ltd. Class A	3,073,907	12,094
	SeaLink Travel Group Ltd.	1,509,752	11,724
*,1	Piedmont Lithium Ltd.	16,773,274	11,717
	Brickworks Ltd.	740,276	11,556

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Monadelphous Group Ltd.	1,170,369	11,443
[1]	Centuria Capital Group	5,549,912	11,391
*,1	Tyro Payments Ltd.	3,934,250	11,308
	AUB Group Ltd.	713,186	11,194
	United Malt Grp Ltd.	3,171,613	11,157
	GUD Holdings Ltd.	1,049,514	10,791
	Gold Road Resources Ltd.	10,964,775	10,721
*	Whitehaven Coal Ltd.	10,797,005	10,571
	Aventus Group	4,382,083	10,019
[1]	Blackmores Ltd.	174,978	9,638
	Growthpoint Properties Australia Ltd.	3,325,879	9,610
	Arena REIT	3,802,105	9,473
*,1	Mesoblast Ltd.	6,109,613	9,283
*	EVENT Hospitality & Entertainment Ltd.	938,177	9,212
	Data#3 Ltd.	1,855,161	8,857
	GWA Group Ltd.	3,829,910	8,818
	Tassal Group Ltd.	2,966,773	8,436
	Accent Group Ltd.	3,684,436	8,333
[1]	Kogan.com Ltd.	974,599	8,288
*	West African Resources Ltd.	10,907,846	8,046
	NRW Holdings Ltd.	5,339,827	7,958
	Omni Bridgeway Ltd.	2,744,714	7,954
*	Redbubble Ltd.	2,506,857	7,886
*	Nearmap Ltd.	4,795,565	7,854
	Rural Funds Group	4,162,093	7,803
*	oOh!media Ltd.	5,533,521	7,267
	Perenti Global Ltd.	8,676,446	7,263
	Lovisa Holdings Ltd.	648,482	7,259
	Jumbo Interactive Ltd.	666,332	7,194
	Centuria Office REIT	4,197,622	7,117
*	Genworth Mortgage Insurance Australia Ltd.	3,365,450	7,069
*	Westgold Resources Ltd.	4,177,933	6,900
	Bravura Solutions Ltd.	3,153,545	6,830
	Inghams Group Ltd.	2,702,756	6,806
	Austal Ltd.	3,662,968	6,797
*	G8 Education Ltd.	8,759,724	6,728
	Charter Hall Social Infrastructure REIT	2,645,078	6,622
	Pact Group Holdings Ltd.	2,354,501	6,585
	Select Harvests Ltd.	1,390,303	6,572
	Hansen Technologies Ltd.	1,461,967	6,410
	SmartGroup Corp. Ltd.	1,177,653	6,376
	Western Areas Ltd.	3,564,102	6,306
*,1	Bellevue Gold Ltd.	8,640,037	6,198
	Sigma Healthcare Ltd.	13,095,981	6,037
	McMillan Shakespeare Ltd.	696,577	5,949
*	Mayne Pharma Group Ltd.	18,724,350	5,820
	Mount Gibson Iron Ltd.	8,099,965	5,760
	Integral Diagnostics Ltd.	1,639,387	5,742
	Lifestyle Communities Ltd.	528,229	5,691
*	Resolute Mining Ltd.	14,827,096	5,514
	Australian Ethical Investment Ltd.	800,414	5,365
*	Eclipx Group Ltd.	3,613,873	5,287
*	Estia Health Ltd.	2,779,142	5,252
	Pinnacle Investment Management Group Ltd.	640,033	5,220
*	Syrah Resources Ltd.	5,717,961	5,160
*	Starpharma Holdings Ltd. Class A	3,930,549	5,077
*	Telix Pharmaceuticals Ltd.	1,732,517	4,962
*,1	Electro Optic Systems Holdings Ltd.	1,376,586	4,888
*	Australian Agricultural Co. Ltd.	5,488,871	4,857
*	Emeco Holdings Ltd.	6,374,585	4,649
	Senex Energy Ltd.	1,922,225	4,623

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Asaleo Care Ltd.	4,165,079	4,522
	BWX Ltd.	1,246,720	4,507
	Jupiter Mines Ltd.	16,923,239	4,418
	Baby Bunting Group Ltd.	892,538	4,301
	Hotel Property Investments	1,771,433	4,200
*	Karoon Energy Ltd.	4,197,907	4,110
*,1	Marley Spoon AG	2,008,731	4,087
	Australian Pharmaceutical Industries Ltd.	4,449,991	4,059
*,1	Andromeda Metals Ltd.	23,453,284	4,040
	GDI Property Group	4,870,196	3,994
	Imdex Ltd.	2,719,066	3,953
*,1	Seven West Media Ltd.	10,649,103	3,878
	Aurelia Metals Ltd.	11,700,799	3,766
*	Southern Cross Media Group Ltd.	2,593,417	3,719
*	City Chic Collective Ltd.	1,023,539	3,676
	Cedar Woods Properties Ltd.	647,139	3,654
*	Humm Group Ltd.	5,293,304	3,628
*,1	Capricorn Metals Ltd.	2,703,982	3,525
	SG Fleet Group Ltd.	1,503,405	3,521
*,1	Carnarvon Petroleum Ltd.	17,480,002	3,487
	Service Stream Ltd.	4,369,979	3,450
*	Cooper Energy Ltd.	18,146,210	3,407
*	Opthea Ltd.	2,900,474	3,218
	Australian Finance Group Ltd.	1,448,437	3,134
[1]	Virtus Health Ltd.	710,834	3,125
*	Fineos Corp. Ltd.	983,883	2,971
*,1	Australian Strategic Materials Ltd.	790,808	2,911
[1]	Regis Healthcare Ltd.	1,639,286	2,905
	New Hope Corp. Ltd.	3,219,984	2,876
*,1	Paradigm Biopharmaceuticals Ltd.	1,620,452	2,869
*	Superloop Ltd.	3,341,590	2,669
*,2,3	Coronado Global Resources Inc.	5,778,681	2,629
*,1	Audinate Group Ltd.	406,771	2,523
*	AMA Group Ltd.	5,654,703	2,409
*,1	Dacian Gold Ltd.	8,816,857	2,399
	Infomedia Ltd.	1,771,110	2,144
	OFX Group Ltd.	2,278,238	2,111
	MACA Ltd.	2,847,571	2,020
*	Myer Holdings Ltd.	8,268,578	2,001
*	Japara Healthcare Ltd.	2,437,474	1,894
*,1	Bubs Australia Ltd.	5,266,051	1,664
	Navigator Global Investments Ltd.	1,316,715	1,545
*,1,3	Alkane Resources Ltd.	2,601,789	1,462
	Macmahon Holdings Ltd.	9,938,978	1,452
	Newcrest Mining Ltd. ADR	62,138	1,276
	Vita Group Ltd.	1,470,126	937
*,1	New Century Resources Ltd.	5,135,398	728
	MyState Ltd.	137,289	464
*,1,3	Liquefied Natural Gas Ltd.	7,928,704	263
*,3	Juno Minerals Ltd.	1,036,646	200
	Oceania Healthcare Ltd.	70,997	68
	Sims Ltd. ADR	57	1
*,1,3	SpeedCast International Ltd.	3,739,468	—
*,3	Nexus Energy Services Inc.	5,925,255	—
			18,777,139
Austria (0.19%)
*	Erste Group Bank AG	3,617,950	128,590
	OMV AG	1,805,964	88,778
[1]	Verbund AG	848,701	69,698
	voestalpine AG	1,480,712	64,240
	Wienerberger AG	1,485,473	58,237

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	ANDRITZ AG	875,604	47,581
	CA Immobilien Anlagen AG	930,109	40,760
*,2	BAWAG Group AG	755,034	40,729
	Raiffeisen Bank International AG	1,669,703	36,479
*	Lenzing AG	175,857	23,215
*	IMMOFINANZ AG	1,083,866	22,552
[1]	Oesterreichische Post AG	454,463	20,147
	S IMMO AG	716,071	18,590
	Mayr Melnhof Karton AG	81,493	16,913
	Telekom Austria AG Class A	1,569,228	12,825
	UNIQA Insurance Group AG	1,537,631	12,342
	Vienna Insurance Group AG Wiener Versicherung Gruppe	458,386	12,289
	AT&S Austria Technologie & Systemtechnik AG	257,619	9,922
	Schoeller-Bleckmann Oilfield Equipment AG	163,012	6,966
	EVN AG	295,027	6,732
	Strabag SE	166,736	6,616
*,1	DO & CO AG	72,450	6,181
	Palfinger AG	109,865	4,955
*	Flughafen Wien AG	101,703	3,710
	Agrana Beteiligungs AG	100,207	2,168
*	Porr AG	103,791	1,971
			763,186
Belgium (0.67%)
	Anheuser-Busch InBev SA/NV	10,392,102	736,099
*	KBC Group NV	3,443,173	267,151
*	Argenx SE	639,125	183,657
[1]	Umicore SA	2,569,335	156,119
	Groupe Bruxelles Lambert SA	1,322,361	144,604
	UCB SA	1,505,478	139,404
	Ageas SA/NV	2,226,281	134,645
	Solvay SA	860,525	109,427
	Sofina SA	194,654	73,961
	Warehouses De Pauw CVA	1,774,405	62,580
	Cofinimmo SA	347,495	53,276
	Elia Group SA/NV	452,280	48,959
	Aedifica SA	398,743	48,710
	Ackermans & van Haaren NV	292,803	46,818
	Etablissements Franz Colruyt NV	667,115	39,546
[1]	Proximus SADP	1,738,650	37,042
	D'ieteren SA/NV	291,514	31,653
	Melexis NV	242,880	26,440
	Telenet Group Holding NV	570,970	24,416
	Barco NV	883,722	22,485
	Euronav NV	2,577,036	22,212
	Bekaert SA	428,944	18,833
	Fagron	835,727	18,746
*	KBC Ancora	420,133	18,340
	Montea C.V.A	139,094	15,243
*	bpost SA	1,301,655	13,834
*	Tessenderlo Group SA	319,043	13,616
	Gimv NV	214,526	13,464
*	Ontex Group NV	1,020,553	13,302
*	AGFA-Gevaert NV	2,176,787	10,717
	Xior Student Housing NV	188,224	10,518
	Shurgard Self Storage SA	225,882	10,508
	Befimmo SA	225,920	9,605
	VGP NV	52,412	9,149
[1]	Orange Belgium SA	326,158	8,620
*	Cie d'Entreprises CFE	84,656	8,572
*,1	Kinepolis Group NV	142,856	7,754
	Retail Estates NV	97,598	7,503

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Econocom Group SA/NV	1,588,778	6,356
*,1	Mithra Pharmaceuticals SA	183,952	5,268
	Van de Velde NV	61,728	1,890
	Wereldhave Belgium Comm VA	16,947	917
			2,631,959
Brazil (1.56%)
	Vale SA	41,253,199	827,942
	UBS Group AG (Registered)	41,810,372	638,470
	Itau Unibanco Holding SA Preference Shares	60,278,089	305,493
	Petroleo Brasileiro SA Preference Shares	57,965,360	252,049
*	Banco Bradesco SA Preference Shares	56,450,700	247,853
	B3 SA - Brasil Bolsa Balcao	25,588,437	242,598
	Petroleo Brasileiro SA	45,483,463	193,420
	Ambev SA	51,857,078	142,625
	Magazine Luiza SA	33,381,352	123,090
	WEG SA	18,760,634	120,914
*	Suzano SA	9,124,184	115,345
	Itausa SA Preference Shares	56,799,506	105,191
*	Notre Dame Intermedica Participacoes SA	6,498,976	97,233
*	Natura & Co. Holding SA	10,544,150	94,609
*	Localiza Rent a Car SA	7,036,277	83,290
	Gerdau SA Preference Shares	12,203,914	74,634
*	Banco Bradesco SA	19,497,816	74,193
	Lojas Renner SA	9,923,565	73,805
*	Raia Drogasil SA	14,489,290	70,152
	JBS SA	12,438,653	68,971
	Cosan SA	4,034,495	66,889
*	Banco BTG Pactual SA	3,273,388	64,931
*,2	Banco Inter SA Preference Shares	4,117,865	59,038
*	Banco do Brasil SA	10,719,698	58,492
*	Rumo SA	15,863,533	58,407
	Cia Siderurgica Nacional SA	5,944,233	53,828
	Equatorial Energia SA	11,191,835	51,694
*	Lojas Americanas SA Preference Shares	11,346,016	43,571
	Telefonica Brasil SA	5,032,226	40,020
	Ultrapar Participacoes SA	10,110,981	39,293
	Bradespar SA Preference Shares	2,904,984	37,975
	Petrobras Distribuidora SA	8,864,092	36,732
	BB Seguridade Participacoes SA	8,744,660	35,947
*,2	Hapvida Participacoes e Investimentos SA	13,505,158	35,901
	TOTVS SA	6,065,537	34,727
	Banco Santander Brasil SA	4,772,107	33,849
*	Hypera SA	5,214,928	33,275
*	B2W Cia Digital	2,607,641	32,317
	Centrais Eletricas Brasileiras SA	4,663,798	31,587
*	Via Varejo SA	14,219,851	30,968
	CCR SA	13,923,627	30,861
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,831,595	28,234
	Cia Energetica de Minas Gerais Preference Shares	10,556,104	26,895
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,308,861	26,059
*,2	Locaweb Servicos de Internet SA	4,856,705	25,723
	Sendas Distribuidora SA	1,656,485	24,667
*	Petro Rio SA	1,457,236	24,568
*,2	Rede D'Or Sao Luiz SA	1,838,356	24,333
	Energisa SA	2,979,598	24,168
*	Azul SA Preference Shares	3,375,255	23,922
*	BRF SA	6,180,370	23,654
	Transmissora Alianca de Energia Eletrica SA	3,011,175	23,171
	Metalurgica Gerdau SA Preference Shares	8,229,518	22,513
*	Eneva SA	8,331,628	22,501

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sul America SA	3,618,162	21,787
	Itau Unibanco Holding SA ADR	4,220,730	21,104
*	Embraer SA	7,362,839	20,874
*	TIM SA	9,148,912	20,531
*	Klabin SA	3,950,588	20,262
*	Cia de Locacao das Americas	4,137,817	20,087
	YDUQS Participacoes SA	3,696,620	19,912
	Atacadao SA	4,948,365	19,786
*	Braskem SA Preference Shares Class A	2,009,383	19,420
	Centrais Eletricas Brasileiras SA Preference Shares	2,816,328	19,173
	Marfrig Global Foods SA	5,279,384	18,845
	Cia Siderurgica Nacional SA ADR	2,015,844	18,183
	Engie Brasil Energia SA	2,297,233	17,200
*	BR Malls Participacoes SA	9,679,492	16,964
*	Alpargatas SA Preference Shares	2,298,350	16,810
*	Cogna Educacao	22,825,185	16,262
	Qualicorp Consultoria e Corretora de Seguros SA	3,254,045	16,204
	Duratex SA	3,709,933	16,186
	IRB Brasil Resseguros SA	14,197,947	15,918
*	Multiplan Empreendimentos Imobiliarios SA	3,647,838	15,466
	Banco Pan SA Preference Shares	4,406,900	14,919
	EDP - Energias do Brasil SA	4,250,229	14,702
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,295,254	14,274
	Light SA	4,374,553	14,109
	CPFL Energia SA	2,486,600	13,435
	Fleury SA	2,770,876	13,033
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,539,242	12,621
	MRV Engenharia e Participacoes SA	3,897,840	12,450
	Sao Martinho SA	2,169,017	12,446
	Linx SA	1,740,602	12,128
*	Cia de Saneamento do Parana	3,066,339	11,911
	Cia Brasileira de Distribuicao	1,579,885	11,846
	SLC Agricola SA	1,317,750	11,836
	Cia Paranaense de Energia Preference Shares	10,265,410	11,830
	Porto Seguro SA	1,298,079	11,798
	Kinea Indice de Precos FII	557,509	11,598
	Cia Energetica de Sao Paulo Preference Shares Class B	2,347,160	10,932
*	CVC Brasil Operadora e Agencia de Viagens SA	2,154,778	9,508
	Arezzo Industria e Comercio SA	645,027	8,983
	Unipar Carbocloro SA Preference Shares	627,958	8,974
	Cielo SA	14,002,657	8,893
	Neoenergia SA	2,932,000	8,636
	Odontoprev SA	3,659,671	8,603
	Santos Brasil Participacoes SA	6,473,754	8,414
	Cia Hering	1,664,395	8,402
	Iguatemi Empresa de Shopping Centers SA	1,216,021	8,238
	Cia de Saneamento de Minas Gerais-COPASA	2,653,103	8,210
	Alupar Investimento SA	1,627,451	8,050
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	966,825	7,599
	Gerdau SA ADR	1,226,220	7,529
	Minerva SA	4,164,543	7,421
[1]	Sendas Distribuidora SA ADR	487,432	7,180
*	Lojas Americanas SA	1,923,542	7,029
	Aliansce Sonae Shopping Centers SA	1,481,300	7,000
*	Anima Holding SA	3,483,855	6,939
*	Omega Geracao SA	951,476	6,866
	Ambev SA ADR	2,347,155	6,525
*	Banco Inter SA	152,694	6,513
	Ez Tec Empreendimentos e Participacoes SA	1,049,202	6,241
	Cia Energetica de Minas Gerais ADR	2,503,459	6,234

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	6,223
*	Pet Center Comercio e Participacoes SA	1,368,722	6,090
	Randon SA Implementos e Participacoes Preference Shares	2,333,111	5,974
*	BRF SA ADR	1,534,445	5,954
*	EcoRodovias Infraestrutura e Logistica SA	2,664,771	5,902
*	Embraer SA ADR	531,018	5,868
*	M Dias Branco SA	1,169,247	5,730
*	Movida Participacoes SA	1,815,992	5,626
	Telefonica Brasil SA ADR	699,825	5,550
	AES Brasil Energia SA	2,188,821	5,532
*,1	Gol Linhas Aereas Inteligentes SA ADR	632,802	5,442
	Construtora Tenda SA	1,071,083	5,107
	Lojas Quero Quero SA	1,529,900	5,103
	SIMPAR SA	625,600	4,982
	Grendene SA	3,172,301	4,771
*	Vivara Participacoes SA	1,026,900	4,747
*	BK Brasil Operacao e Assessoria a Restaurantes SA	2,458,785	4,481
	Cia Paranaense de Energia ADR	814,602	4,431
*	Hidrovias do Brasil SA	3,546,900	4,414
*	Iochpe Maxion SA	1,743,071	4,367
[1]	Centrais Eletricas Brasileiras SA ADR	611,033	4,296
*	Braskem SA ADR	211,569	4,096
	Cia Energetica de Minas Gerais	1,278,827	3,976
*	Guararapes Confeccoes SA	1,255,924	3,880
*	C&A Modas Ltda	1,705,500	3,865
*	Marcopolo SA Preference Shares	7,754,928	3,726
	BR Properties SA	2,243,487	3,705
[1]	Cia Brasileira de Distribuicao ADR	487,432	3,617
*	Grupo De Moda Soma SA	1,606,800	3,585
[1]	Centrais Eletricas Brasileiras SA ADR (XNYS)	499,783	3,454
	JHSF Participacoes SA	2,653,900	3,337
*	Grupo SBF SA	690,100	3,307
*	Tupy SA	707,160	3,049
*	TIM SA ADR	265,459	2,976
	Even Construtora e Incorporadora SA	1,661,674	2,955
	Smiles Fidelidade SA	748,644	2,953
*	Camil Alimentos SA	1,591,226	2,932
*	Gol Linhas Aereas Inteligentes SA Preference Shares	670,318	2,894
	Boa Vista Servicos SA	1,149,500	2,857
*	Enauta Participacoes SA	962,369	2,691
	Direcional Engenharia SA	985,936	2,323
	Mahle-Metal Leve SA	471,364	2,293
[2]	Ser Educacional SA	862,162	2,046
	Wiz Solucoes e Corretagem de Seguros SA	930,516	1,970
	Instituto Hermes Pardini SA	539,742	1,869
	Itau Unibanco Holding SA	405,095	1,824
	LOG Commercial Properties e Participacoes SA	318,356	1,730
	Cia Paranaense de Energia	1,228,640	1,244
	CSHG Logistica FI Imobiliario	30,752	985
	Jereissati Participacoes SA	20,000	99
	CSHG Logistica FI Imobiliario Rights Exp. 05/17/2021	7,625	6
	Petroleo Brasileiro SA ADR	135	1
			6,138,251
Canada (6.63%)
[1]	Royal Bank of Canada	17,797,756	1,698,617
*	Shopify Inc. Class A (XTSE)	1,369,282	1,616,313
[1]	Toronto-Dominion Bank	22,580,674	1,552,347
[1]	Bank of Nova Scotia	15,055,701	958,719
	Canadian National Railway Co.	8,882,840	956,324

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Enbridge Inc. (XTSE)	22,658,920	873,986
	Brookfield Asset Management Inc. Class A	16,685,390	760,593
[1]	Bank of Montreal	7,962,218	751,492
	Canadian Pacific Railway Ltd.	1,689,306	630,437
	TC Energy Corp.	12,173,071	602,241
[1]	Canadian Imperial Bank of Commerce	5,519,573	573,804
	Manulife Financial Corp.	24,169,844	527,778
	Canadian Natural Resources Ltd.	14,467,038	439,137
	Suncor Energy Inc.	19,026,444	406,952
	Sun Life Financial Inc.	7,325,597	395,200
	Nutrien Ltd.	7,130,364	393,601
	Constellation Software Inc.	238,545	350,094
	Alimentation Couche-Tard Inc. Class B	10,276,546	348,223
	Franco-Nevada Corp.	2,344,651	326,628
	Magna International Inc.	3,454,768	326,266
	National Bank of Canada	4,200,647	305,390
	Barrick Gold Corp. (XTSE)	12,042,972	256,605
*	CGI Inc.	2,829,724	250,362
[1]	Fortis Inc. (XTSE)	5,422,499	241,887
	Intact Financial Corp.	1,790,092	237,941
	Wheaton Precious Metals Corp.	5,629,058	233,516
	Rogers Communications Inc. Class B	4,368,064	215,143
[1]	Pembina Pipeline Corp.	6,828,653	210,779
	Waste Connections Inc. (XNYS)	1,741,555	207,437
	Power Corp. of Canada	6,879,123	200,360
	Restaurant Brands International Inc. (XTSE)	2,892,736	198,654
	Thomson Reuters Corp.	2,076,111	192,536
	Barrick Gold Corp. (XLON)	9,008,462	192,160
	Agnico Eagle Mines Ltd.	3,027,227	189,197
	Waste Connections Inc. (XTSE)	1,561,419	186,001
	BCE Inc.	3,679,312	173,915
	Dollarama Inc.	3,624,593	168,911
	Shaw Communications Inc. Class B	5,649,227	163,619
	First Quantum Minerals Ltd.	6,973,141	160,720
	Open Text Corp.	3,341,918	157,369
	Fairfax Financial Holdings Ltd.	337,043	153,990
	WSP Global Inc.	1,398,528	145,218
	Metro Inc. Class A	3,108,488	142,432
[1]	Emera Inc.	3,117,633	141,709
	Kirkland Lake Gold Ltd.	3,411,671	126,763
*	Bausch Health Cos. Inc.	3,904,830	125,708
	Teck Resources Ltd. Class B	5,820,586	123,169
	Cenovus Energy Inc.	15,702,878	122,261
[1]	Algonquin Power & Utilities Corp.	7,221,518	116,505
[1]	Canadian Tire Corp. Ltd. Class A	710,913	113,316
	Loblaw Cos. Ltd.	2,000,465	111,078
	Kinross Gold Corp.	15,739,693	110,766
*	CAE Inc.	3,514,105	110,070
[1]	CCL Industries Inc. Class B	1,922,163	109,107
	TELUS Corp.	5,168,228	107,220
[1]	Canadian Apartment Properties REIT	2,312,076	102,780
	Enbridge Inc. (XNYS)	2,575,021	99,319
	Lundin Mining Corp.	8,058,647	97,361
	TFI International Inc.	1,097,269	96,144
	Great-West Lifeco Inc.	3,302,194	95,749
[2]	Hydro One Ltd.	3,980,962	95,447
	Saputo Inc.	2,944,103	93,558
	Ritchie Bros Auctioneers Inc.	1,377,329	87,616
*	Gildan Activewear Inc.	2,469,758	85,718
	Cameco Corp.	4,979,640	83,700
	Pan American Silver Corp.	2,604,596	82,811

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Toromont Industries Ltd.	1,029,476	82,080
	Imperial Oil Ltd.	2,837,724	81,958
	West Fraser Timber Co. Ltd.	1,045,085	80,689
[1]	Northland Power Inc.	2,325,610	80,109
	TMX Group Ltd.	717,751	79,095
[1]	Inter Pipeline Ltd.	5,390,205	78,585
	George Weston Ltd.	882,031	77,881
*,1	Canopy Growth Corp.	2,874,688	77,530
	iA Financial Corp. Inc.	1,362,136	76,709
[1]	RioCan REIT	4,436,771	75,874
	FirstService Corp.	436,802	70,953
*	Descartes Systems Group Inc.	1,073,828	68,694
	Tourmaline Oil Corp.	3,181,977	68,654
[1]	Element Fleet Management Corp.	5,584,302	68,376
	Stantec Inc.	1,433,760	67,130
	Empire Co. Ltd. Class A	2,123,288	66,783
[1]	AltaGas Ltd.	3,511,763	65,627
*,1	Ballard Power Systems Inc.	2,983,770	65,154
[1]	Keyera Corp.	2,808,229	64,223
	B2Gold Corp.	13,061,455	62,908
	Onex Corp.	923,743	61,843
[1]	Parkland Corp.	1,889,274	60,683
[1]	Allied Properties REIT	1,694,946	58,813
	Quebecor Inc. Class B	2,167,119	58,271
*,1	Aphria Inc.	3,777,885	58,029
*,1	BlackBerry Ltd.	6,298,448	55,700
	Yamana Gold Inc.	12,111,431	55,475
	Finning International Inc.	2,095,378	54,535
*	Lightspeed POS Inc. (XTSE)	779,447	54,428
[1]	GFL Environmental Inc.	1,637,803	53,965
	ARC Resources Ltd.	8,298,008	52,185
	Restaurant Brands International Inc. (XNYS)	753,210	51,678
*,1	Ivanhoe Mines Ltd. Class A	7,202,937	50,807
	SNC-Lavalin Group Inc.	2,215,574	49,551
	Boyd Group Services Inc.	259,526	48,202
	Granite REIT	750,413	48,041
[1]	H&R REIT	3,850,166	47,706
[1]	BRP Inc.	512,393	47,073
	Endeavour Mining Corp.	2,244,779	46,735
	Canadian Utilities Ltd. Class A	1,556,813	44,495
	SSR Mining Inc.	2,782,485	44,166
[1]	Capital Power Corp.	1,381,806	44,057
*	Kinaxis Inc.	336,341	43,382
	Colliers International Group Inc.	392,551	42,489
[1]	SmartCentres REIT	1,813,748	42,232
*	Air Canada	2,074,077	41,797
	Brookfield Renewable Corp.	1,008,066	41,786
	Premium Brands Holdings Corp. Class A	417,300	40,594
	Alamos Gold Inc. Class A	5,057,520	40,529
[1]	Choice Properties REIT	3,568,877	40,475
	CI Financial Corp.	2,451,715	39,414
[1]	IGM Financial Inc.	1,063,187	37,955
	TransAlta Corp.	3,801,763	37,363
*,1	First Majestic Silver Corp.	2,464,731	37,337
[1]	First Capital REIT	2,529,017	36,439
[1]	Gibson Energy Inc.	1,911,833	34,919
	Atco Ltd.	1,007,065	34,567
	Linamar Corp.	583,351	34,185
	Primo Water Corp.	1,991,119	33,273
*	Parex Resources Inc.	1,761,869	33,183
[1]	PrairieSky Royalty Ltd.	3,016,215	32,342

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Boralex Inc. Class A	986,107	31,609
	Stella-Jones Inc.	746,235	31,206
	Canadian Western Bank	1,134,161	31,188
	Methanex Corp.	798,300	29,148
[1]	Chartwell Retirement Residences	2,829,403	28,797
[1]	Innergex Renewable Energy Inc.	1,677,519	28,660
*	Canada Goose Holdings Inc.	664,139	28,064
[1]	Brookfield Infrastructure Corp. Class A	384,066	27,547
*	Novagold Resources Inc.	3,066,180	27,540
	Crescent Point Energy Corp.	6,845,287	27,010
[1]	Whitecap Resources Inc.	6,105,669	26,725
	Centerra Gold Inc.	2,793,124	25,769
*	Great Canadian Gaming Corp.	705,968	25,473
*	Pretium Resources Inc.	2,375,557	24,951
[1]	Superior Plus Corp.	2,022,779	24,718
	Enghouse Systems Ltd.	520,032	24,632
	Gamesys Group plc	918,787	24,601
*	Equinox Gold Corp.	2,992,270	24,198
	Cargojet Inc.	163,169	24,026
*	ATS Automation Tooling Systems Inc.	977,055	23,569
[1]	Osisko Gold Royalties Ltd.	1,951,455	23,561
	Maple Leaf Foods Inc.	1,013,374	23,390
*	Shopify Inc. Class A (XNYS)	19,536	23,102
	Hudbay Minerals Inc.	2,931,842	21,897
*	Canfor Corp.	864,033	21,581
*	Turquoise Hill Resources Ltd.	1,208,204	21,252
	Barrick Gold Corp. (XNYS)	998,659	21,222
*,1	Aurora Cannabis Inc.	2,353,408	20,966
*,1	Bombardier Inc. Class B	27,605,529	20,662
*	Eldorado Gold Corp.	2,080,863	20,552
	Russel Metals Inc.	895,411	20,529
[1]	Laurentian Bank of Canada	591,115	20,458
*	Home Capital Group Inc. Class B	770,217	20,359
[1]	Cominar REIT	2,516,268	19,980
*	MEG Energy Corp.	3,611,080	19,948
	ECN Capital Corp.	2,968,578	19,901
[1]	TransAlta Renewables Inc.	1,213,782	19,227
	Transcontinental Inc. Class A	1,005,192	19,038
*	IAMGOLD Corp.	6,007,589	18,768
*,1	Cronos Group Inc.	2,291,672	18,700
	North West Co. Inc.	613,967	17,682
[1]	Boardwalk REIT	568,910	16,968
[1]	Artis REIT	1,901,582	16,817
	Dye & Durham Ltd.	472,921	16,425
[1]	Enerplus Corp.	3,040,442	16,351
[1]	NFI Group Inc.	719,547	16,140
	Fortis Inc. (XNYS)	338,922	15,116
	Winpak Ltd.	427,819	14,855
*	OceanaGold Corp.	8,686,529	14,488
[1]	Mullen Group Ltd.	1,255,844	13,763
*,1	Vermilion Energy Inc.	1,845,186	13,691
	Aecon Group Inc.	892,579	13,550
*,1	Torex Gold Resources Inc.	1,114,639	13,494
	Cogeco Communications Inc.	142,011	13,489
	Cascades Inc.	1,111,279	13,037
	Dream Office REIT	740,526	12,730
*	Celestica Inc.	1,427,430	11,892
	Martinrea International Inc.	1,021,829	11,098
[1]	Westshore Terminals Investment Corp.	601,210	9,812
	First National Financial Corp.	151,409	6,351
*	Lightspeed POS Inc. (XNYS)	79,800	5,571

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	GFL Environmental Inc.	64,241	2,115
*	Poseidon Concepts Corp.	320,721	—
			26,080,439
Chile (0.16%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,755,202	92,483
	Empresas COPEC SA	6,280,670	67,638
	Banco de Chile	591,280,191	63,310
	Falabella SA	9,659,075	43,625
	Empresas CMPC SA	14,636,745	40,673
	Cencosud SA	18,146,497	37,673
	Enel Americas SA	246,829,835	35,135
	Banco Santander Chile	512,039,164	28,097
	Banco de Credito e Inversiones SA	575,590	26,729
	Enel Chile SA	327,583,698	22,354
[1]	Banco Santander Chile ADR	785,322	17,466
	Cia Cervecerias Unidas SA	1,786,541	16,439
	CAP SA	913,073	16,277
*	Cia Sud Americana de Vapores SA	252,107,296	15,253
	Colbun SA	83,342,480	14,306
*	Parque Arauco SA	7,111,675	11,038
	Aguas Andinas SA Class A	33,602,903	9,550
	Cencosud Shopping SA	5,738,970	9,367
	Empresa Nacional de Telecomunicaciones SA	1,609,421	9,037
	Vina Concha y Toro SA	4,531,607	7,913
*	Itau CorpBanca Chile SA	1,921,582,301	6,543
	AES Gener SA	38,807,945	6,377
	Embotelladora Andina SA Preference Shares Class B	2,612,339	6,230
	Engie Energia Chile SA	5,050,010	5,329
	Plaza SA	2,755,300	4,652
	Inversiones Aguas Metropolitanas SA	4,889,284	3,763
*	Latam Airlines Group SA	1,964,838	3,580
	SONDA SA	5,526,181	3,507
	Enel Chile SA ADR	883,832	3,085
	SMU SA	19,956,014	2,865
	Salfacorp SA	3,438,667	2,403
	Inversiones La Construccion SA	300,994	2,021
	Ripley Corp. SA	4,666,733	1,491
	Besalco SA	2,053,635	1,372
*	Latam Airlines Group SA ADR	610,333	1,160
	Sociedad Quimica y Minera de Chile SA ADR	15,046	794
			639,535
China (10.22%)
	Tencent Holdings Ltd.	74,177,126	5,917,261
*	Alibaba Group Holding Ltd.	176,465,509	5,101,215
*	Meituan Class B	47,728,450	1,826,774
	China Construction Bank Corp. Class H	1,165,235,093	919,769
	Ping An Insurance Group Co. of China Ltd. Class H	75,710,630	825,418
*	JD.com Inc. ADR	10,583,289	818,723
*	Baidu Inc. ADR	3,440,310	723,600
	Industrial & Commercial Bank of China Ltd. Class H	1,001,311,275	649,743
*	NIO Inc. ADR	15,630,493	622,719
*,2	Wuxi Biologics Cayman Inc.	39,826,682	559,079
	NetEase Inc. ADR	4,683,178	524,797
*	Pinduoduo Inc. ADR	3,641,650	487,726
	China Merchants Bank Co. Ltd. Class H	49,200,145	395,196
	Bank of China Ltd. Class H	976,941,511	387,600
	Kweichow Moutai Co. Ltd. Class A	1,049,991	324,386
*	TAL Education Group ADR	4,886,655	278,295
*	New Oriental Education & Technology Group Inc. ADR	17,971,378	274,243

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	ANTA Sports Products Ltd.	14,119,864	251,876
*	Trip.com Group Ltd. ADR	6,048,982	236,394
	Li Ning Co. Ltd.	26,426,406	214,468
*	Bilibili Inc. ADR	1,931,015	214,072
	Shenzhou International Group Holdings Ltd.	9,540,400	209,879
	BYD Co. Ltd. Class H	10,009,578	208,144
	Sunny Optical Technology Group Co. Ltd.	8,109,596	196,594
	China Life Insurance Co. Ltd. Class H	96,429,419	195,477
*	China Mengniu Dairy Co. Ltd.	33,794,642	180,872
*	Alibaba Health Information Technology Ltd.	58,917,075	179,332
*,2	Innovent Biologics Inc.	16,410,507	178,001
	Country Garden Services Holdings Co. Ltd.	16,773,524	175,717
	Geely Automobile Holdings Ltd.	66,375,749	172,888
	ENN Energy Holdings Ltd.	9,551,662	162,995
	China Resources Land Ltd.	34,711,866	162,523
*	Vipshop Holdings Ltd. ADR	5,262,484	161,927
	China Petroleum & Chemical Corp. Class H	328,028,334	161,785
	China Resources Beer Holdings Co. Ltd.	19,687,604	158,598
	Agricultural Bank of China Ltd. Class H	406,252,747	157,390
	ZTO Express Cayman Inc. ADR	4,890,930	157,292
*	Zai Lab Ltd. ADR	897,641	149,197
	Wuliangye Yibin Co. Ltd. Class A	3,284,273	143,921
	Longfor Group Holdings Ltd.	23,122,772	143,626
*	Huazhu Group Ltd. ADR (XNGS)	2,328,693	137,300
	China Gas Holdings Ltd.	37,608,366	135,558
	Sino Biopharmaceutical Ltd.	122,130,973	131,061
	CSPC Pharmaceutical Group Ltd.	106,076,718	130,935
	China Pacific Insurance Group Co. Ltd. Class H	34,464,764	124,048
	China Merchants Bank Co. Ltd. Class A (XSSC)	15,115,129	122,805
	Sunac China Holdings Ltd.	31,426,271	121,895
	China Overseas Land & Investment Ltd.	47,725,808	120,787
	Country Garden Holdings Co. Ltd.	94,666,303	112,538
*,2	Kuaishou Technology Class B	3,316,900	112,303
*	GDS Holdings Ltd. ADR	1,324,660	109,907
*	Haier Smart Home Co. Ltd. Class H	25,296,658	108,788
	Zijin Mining Group Co. Ltd. Class H	75,854,156	105,981
*,1	Li Auto Inc. ADR	5,362,135	105,849
*	Kingdee International Software Group Co. Ltd.	31,838,774	104,850
	Great Wall Motor Co. Ltd. Class H	41,100,323	102,035
*	Tencent Music Entertainment Group ADR	5,727,548	99,774
	China Conch Venture Holdings Ltd.	20,604,939	97,220
	China Shenhua Energy Co. Ltd. Class H	45,634,288	95,051
	Anhui Conch Cement Co. Ltd. Class H	15,915,096	94,992
	PetroChina Co. Ltd. Class H	256,696,298	92,865
[2]	China Feihe Ltd.	32,009,867	90,953
	China Vanke Co. Ltd. Class H	25,114,579	87,823
	Ping An Insurance Group Co. of China Ltd. Class A	7,851,047	87,734
	Xinyi Solar Holdings Ltd.	52,315,849	87,254
[2]	China Tower Corp. Ltd. Class H	586,278,495	84,335
[2]	WuXi AppTec Co. Ltd. Class H	3,559,156	83,857
	PICC Property & Casualty Co. Ltd. Class H	83,194,810	81,447
*,2	Smoore International Holdings Ltd.	11,478,852	80,985
	China Tourism Group Duty Free Corp. Ltd. Class A	1,668,292	80,059
	Kingsoft Corp. Ltd.	10,953,011	77,280
[2]	Postal Savings Bank of China Co. Ltd. Class H	117,947,758	76,497
[2]	Haidilao International Holding Ltd.	11,468,993	74,213
*	KE Holdings Inc. ADR	1,397,576	72,744
	China National Building Material Co. Ltd. Class H	49,191,475	71,037
	CITIC Securities Co. Ltd. Class H	29,267,275	70,375
	Autohome Inc. ADR	735,207	68,176
	Bank of Communications Co. Ltd. Class H	105,639,666	67,450

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	29,465,903	65,968
	JOYY Inc. ADR	679,176	64,562
	CITIC Ltd.	60,207,487	63,234
	China Longyuan Power Group Corp. Ltd. Class H	42,979,429	63,203
	China Resources Gas Group Ltd.	11,508,611	62,268
	Zhongsheng Group Holdings Ltd.	8,030,350	60,741
	Weichai Power Co. Ltd. Class H	25,532,795	59,100
*,3	GCL-Poly Energy Holdings Ltd.	230,627,746	58,787
*	Yihai International Holding Ltd.	5,988,763	58,253
	Hengan International Group Co. Ltd.	8,999,353	58,157
	China CITIC Bank Corp. Ltd. Class H	110,574,650	57,724
	Jiangsu Hengrui Medicine Co. Ltd. Class A	4,448,065	57,618
	Guangdong Investment Ltd.	37,250,866	57,352
*,1,2	Ping An Healthcare & Technology Co. Ltd.	4,913,118	57,326
	China Hongqiao Group Ltd.	35,986,484	56,801
	Ping An Bank Co. Ltd. Class A	15,757,671	56,597
	Industrial Bank Co. Ltd. Class A	16,860,179	56,534
	Kingboard Holdings Ltd.	9,478,601	55,975
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	769,210	55,217
	Tsingtao Brewery Co. Ltd.	5,867,254	53,137
	Muyuan Foods Co. Ltd. Class A	3,050,395	53,132
*,2	Hansoh Pharmaceutical Group Co. Ltd.	12,241,248	52,653
	BYD Electronic International Co. Ltd.	9,841,015	52,216
*	COSCO SHIPPING Holdings Co. Ltd. Class H	29,136,572	51,909
	Shimao Group Holdings Ltd.	17,956,412	51,868
[1]	China Evergrande Group	30,300,778	51,132
	Sinopharm Group Co. Ltd. Class H	15,997,671	49,342
	Luzhou Laojiao Co. Ltd. Class A	1,221,961	48,019
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,527,617	47,749
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	755,342	47,602
*	iQIYI Inc. ADR	3,218,566	47,345
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,963,280	47,266
	LONGi Green Energy Technology Co. Ltd. Class A	3,098,086	47,261
	Agricultural Bank of China Ltd. Class A (XSSC)	92,685,300	45,799
	Pharmaron Beijing Co. Ltd. Class A	1,832,682	45,793
*,2	CanSino Biologics Inc. Class H	913,590	45,509
	China Minsheng Banking Corp. Ltd. Class H	88,220,747	45,206
*,2	China International Capital Corp. Ltd. Class H	18,009,213	45,085
	New China Life Insurance Co. Ltd. Class H	11,556,011	44,395
*	XPeng Inc. ADR	1,453,519	43,475
	Ganfeng Lithium Co. Ltd. Class A	2,573,265	43,121
	Kunlun Energy Co. Ltd.	38,844,227	41,533
	Fosun International Ltd.	28,594,945	41,066
	CIFI Holdings Group Co. Ltd.	45,475,752	40,630
	Contemporary Amperex Technology Co. Ltd. Class A	671,610	40,360
*,2	Akeso Inc.	5,836,516	39,914
	Haitong Securities Co. Ltd. Class H	44,432,519	39,735
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	50,116,798	39,699
	Wanhua Chemical Group Co. Ltd. Class A	2,505,183	39,613
[2]	Jinxin Fertility Group Ltd.	15,360,477	39,360
	Jiangxi Copper Co. Ltd. Class H	16,001,129	38,840
	Aier Eye Hospital Group Co. Ltd. Class A	3,363,006	38,548
*	Daqo New Energy Corp. ADR	476,973	38,392
*,2	Hua Hong Semiconductor Ltd.	6,101,361	37,955
*,2	JD Health International Inc.	2,434,426	37,586
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,081,316	37,506
[2]	Fuyao Glass Industry Group Co. Ltd. Class H (XSSC)	6,464,297	37,425
	China Medical System Holdings Ltd.	16,165,252	37,337

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,249,547	37,059
	China Yangtze Power Co. Ltd. Class A	11,715,600	36,112
	China Molybdenum Co. Ltd. Class H	53,373,812	36,052
	Guangzhou Automobile Group Co. Ltd. Class H	42,136,801	35,947
[2]	CGN Power Co. Ltd. Class H	155,656,084	35,810
	Shanghai Pudong Development Bank Co. Ltd. Class A	23,031,726	35,728
	China Taiping Insurance Holdings Co. Ltd.	18,822,822	34,843
*	360 DigiTech Inc. ADR	1,349,078	34,550
	BYD Co. Ltd. Class A (XSEC)	1,402,074	34,407
	People's Insurance Co. Group of China Ltd. Class H	99,780,961	34,110
*	Weibo Corp. ADR	674,673	34,004
	Luxshare Precision Industry Co. Ltd. Class A	5,982,902	34,000
	Kingboard Laminates Holdings Ltd.	13,544,136	33,784
[3]	Brilliance China Automotive Holdings Ltd.	35,482,951	33,346
	China Resources Power Holdings Co. Ltd.	25,241,333	33,159
[2]	Huatai Securities Co. Ltd. Class H	22,937,383	32,730
	East Money Information Co. Ltd. Class A	6,577,260	32,609
*	21Vianet Group Inc. ADR	1,158,359	32,330
*,2	Jiumaojiu International Holdings Ltd.	7,707,016	32,113
*	JD.com Inc. Class A	830,877	32,087
	BOE Technology Group Co. Ltd. Class A (XSEC)	28,439,700	32,063
*,2	Weimob Inc.	14,357,262	31,692
	Sany Heavy Industry Co. Ltd. Class A	6,651,100	31,587
	Dongfeng Motor Group Co. Ltd. Class H	36,069,800	31,348
	China Lesso Group Holdings Ltd.	12,448,875	31,314
	China Resources Cement Holdings Ltd.	28,545,937	31,096
*,2	Venus MedTech Hangzhou Inc. Class H	3,469,893	30,708
	Bank of Ningbo Co. Ltd. Class A	4,702,257	30,642
	CITIC Securities Co. Ltd. Class A (XSSC)	8,279,612	30,426
	China Everbright Environment Group Ltd.	48,359,845	30,399
	Yanzhou Coal Mining Co. Ltd. Class H	25,411,002	30,275
	GF Securities Co. Ltd. Class H	20,925,347	30,241
	Agile Group Holdings Ltd.	19,331,926	30,200
	China Vanke Co. Ltd. Class A (XSEC)	6,934,038	30,147
*	Chinasoft International Ltd.	26,385,046	29,553
	Far East Horizon Ltd.	25,597,383	29,351
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	4,628,778	29,176
*,1,2	China Literature Ltd.	2,788,187	29,038
*	Aluminum Corp. of China Ltd. Class H	55,469,096	28,663
	China Jinmao Holdings Group Ltd.	75,519,423	28,610
	China Galaxy Securities Co. Ltd. Class H	48,040,592	28,552
	Haitian International Holdings Ltd.	6,885,995	28,016
	Nine Dragons Paper Holdings Ltd.	20,380,286	27,927
*	Seazen Group Ltd.	26,079,053	27,796
	China State Construction Engineering Corp. Ltd. Class A	36,357,238	27,723
*	Tongcheng-Elong Holdings Ltd.	11,073,140	27,701
*	Beijing Enterprises Water Group Ltd.	71,808,847	27,426
*,1	GOME Retail Holdings Ltd.	166,670,100	27,258
	Yangzijiang Shipbuilding Holdings Ltd.	25,378,648	27,235
	Momo Inc. ADR	1,848,864	27,104
	China Merchants Port Holdings Co. Ltd.	16,935,808	27,095
	Hopson Development Holdings Ltd.	6,903,508	27,075
	ZTE Corp. Class H	10,866,091	27,071
	KWG Group Holdings Ltd.	16,730,805	26,803
[2]	Yadea Group Holdings Ltd.	12,201,847	26,713
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,281,571	26,653
	Changchun High & New Technology Industry Group Inc. Class A	347,473	26,632
	TravelSky Technology Ltd. Class H	12,167,176	26,621
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	509,246	26,603

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1	Lufax Holding Ltd. ADR	2,223,931	26,465
*	Genscript Biotech Corp.	11,429,091	26,422
	Anhui Gujing Distillery Co. Ltd. Class B	1,954,280	26,182
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,353,104	25,818
	China Meidong Auto Holdings Ltd.	5,144,877	25,656
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,456,743	25,635
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,977,594	25,413
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,266,947	25,139
*	COSCO SHIPPING Holdings Co. Ltd. Class A	8,920,951	25,052
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	946,119	24,699
*	Alibaba Pictures Group Ltd.	169,175,048	24,579
	SAIC Motor Corp. Ltd. Class A	7,742,676	23,990
*,1	Canadian Solar Inc.	577,277	23,807
*	Ming Yuan Cloud Group Holdings Ltd.	5,148,000	23,768
	Will Semiconductor Co. Ltd. Shanghai Class A	505,831	23,490
*,2	Hygeia Healthcare Holdings Co. Ltd.	2,970,000	23,275
	China Cinda Asset Management Co. Ltd. Class H	116,986,268	22,995
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	22,927
	China Oilfield Services Ltd. Class H	25,087,447	22,922
*,2	InnoCare Pharma Ltd.	7,191,000	22,736
	China Education Group Holdings Ltd.	9,362,178	22,602
	Beijing Enterprises Holdings Ltd.	6,834,969	22,296
	China Railway Group Ltd. Class H	42,969,359	22,184
	Logan Group Co. Ltd.	13,814,554	21,944
	Eve Energy Co. Ltd. Class A	1,578,258	21,491
	Sinotruk Hong Kong Ltd.	8,706,025	21,392
	Zijin Mining Group Co. Ltd. Class A (XSSC)	12,616,767	21,322
*	XD Inc.	2,447,196	21,133
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	21,092
	Poly Developments & Holdings Group Co. Ltd. Class A	9,689,525	20,907
	SF Holding Co. Ltd. Class A	2,110,055	20,873
	Tongwei Co. Ltd. Class A	3,857,584	20,838
[2]	Topsports International Holdings Ltd.	15,451,807	20,799
	China Yongda Automobiles Services Holdings Ltd.	11,488,046	20,772
	Sihuan Pharmaceutical Holdings Group Ltd.	51,698,712	20,633
[2]	A-Living Smart City Services Co. Ltd.	4,479,389	20,589
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,052,072	20,530
	Gree Electric Appliances Inc. of Zhuhai Class A	2,208,118	20,380
	AviChina Industry & Technology Co. Ltd. Class H	31,649,080	20,310
	Shenwan Hongyuan Group Co. Ltd. Class A	28,925,932	20,171
	Air China Ltd. Class H	25,507,695	20,169
	Shenzhen Inovance Technology Co. Ltd. Class A	1,463,143	20,132
	Shenzhen International Holdings Ltd.	12,063,872	20,053
	Yuexiu Property Co. Ltd.	86,689,043	20,041
	Guangzhou R&F Properties Co. Ltd. Class H	15,690,166	20,026
*,2	Sunac Services Holdings Ltd.	6,419,454	19,858
*	51job Inc. ADR	322,577	19,855
	Powerlong Real Estate Holdings Ltd.	18,761,865	19,724
	China Merchants Securities Co. Ltd. Class A (XSSC)	6,822,222	19,685
	Baoshan Iron & Steel Co. Ltd. Class A	14,771,544	19,634
	Bank of China Ltd. Class A (XSSC)	39,061,500	19,605
	China Everbright Bank Co. Ltd. Class A (XSSC)	33,539,609	19,566
*	Baozun Inc. ADR	561,071	19,475
[2]	China Merchants Securities Co. Ltd. Class H	13,856,561	19,363
	Jiangsu Expressway Co. Ltd. Class H	16,386,513	19,286
	China Traditional Chinese Medicine Holdings Co. Ltd.	33,638,080	19,206
	Huaneng Power International Inc. Class H	53,253,495	19,170
	Shanghai Baosight Software Co. Ltd. Class B	5,044,663	18,980
[2,3]	China Huarong Asset Management Co. Ltd. Class H	144,131,660	18,926
	Sungrow Power Supply Co. Ltd. Class A	1,355,308	18,696
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,456,800	18,559

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	1,768,469	18,355
*	Kingsoft Cloud Holdings Ltd. ADR	417,877	18,353
	Ever Sunshine Lifestyle Services Group Ltd.	7,434,270	18,290
	COSCO SHIPPING Ports Ltd.	21,462,433	18,028
[1]	China Overseas Property Holdings Ltd.	17,825,120	18,004
*,2	Peijia Medical Ltd.	4,844,000	17,722
	NARI Technology Co. Ltd. Class A	3,593,066	17,695
*,1	GSX Techedu Inc. ADR	550,369	17,584
	China Aoyuan Group Ltd.	16,888,036	17,526
	Bosideng International Holdings Ltd.	34,478,234	17,487
	Perennial Energy Holdings Ltd.	8,820,000	17,401
	Maxscend Microelectronics Co. Ltd. Class A	263,941	17,337
	Greentown Service Group Co. Ltd.	10,905,215	17,336
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,949,557	17,336
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,343,547	17,334
	Zhejiang Expressway Co. Ltd. Class H	19,498,001	16,949
	Guangdong Haid Group Co. Ltd. Class A	1,310,101	16,848
	Beijing Capital International Airport Co. Ltd. Class H	23,164,951	16,816
	China Railway Group Ltd. Class A (XSSC)	20,176,600	16,781
	Mango Excellent Media Co. Ltd. Class A	1,587,099	16,630
*,1	Yeahka Ltd.	2,014,860	16,568
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	18,050,318	16,281
	China State Construction International Holdings Ltd.	23,107,147	16,181
[1]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	9,818,575	16,178
[2]	Guotai Junan Securities Co. Ltd. Class H	11,379,041	16,156
[2]	Dali Foods Group Co. Ltd.	26,927,016	15,996
*	Noah Holdings Ltd. ADR	358,115	15,775
*	TCL Technology Group Corp. Class A	11,392,600	15,763
	GoerTek Inc. Class A	2,720,086	15,756
	Lens Technology Co. Ltd. Class A	3,875,600	15,565
*,2	3SBio Inc.	16,172,735	15,288
	China Everbright Bank Co. Ltd. Class H	36,550,895	15,263
[2]	China Resources Pharmaceutical Group Ltd.	22,606,901	15,224
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	544,638	15,148
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	12,380,855	15,130
	Iflytek Co. Ltd. Class A	1,908,900	14,965
	Times China Holdings Ltd.	10,499,697	14,944
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	20,578,600	14,936
	China Life Insurance Co. Ltd. Class A	2,922,578	14,882
*	Ecovacs Robotics Co. Ltd. Class A	588,140	14,834
[1]	Tianneng Power International Ltd.	8,087,421	14,829
	Yunnan Baiyao Group Co. Ltd. Class A	893,097	14,803
*,1	Kaisa Group Holdings Ltd.	34,075,458	14,790
*	JinkoSolar Holding Co. Ltd. ADR	399,702	14,773
*	China Southern Airlines Co. Ltd. Class H	21,716,473	14,706
*	Lifetech Scientific Corp.	27,032,600	14,575
	Sany Heavy Equipment International Holdings Co. Ltd.	12,029,807	14,572
*	Baidu Inc. Class A	548,626	14,535
[1]	Flat Glass Group Co. Ltd. Class H	4,711,359	14,471
	Shenzhen Investment Ltd.	39,409,462	14,420
	Angang Steel Co. Ltd. Class H	20,869,337	14,347
	Yonyou Network Technology Co. Ltd. Class A	2,804,385	14,332
	China Everbright Ltd.	11,967,193	14,281
	China Communications Services Corp. Ltd. Class H	32,377,139	14,000
*,1	HUYA Inc. ADR	792,163	13,958
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,466,680	13,930
*	Topchoice Medical Corp. Class A	286,179	13,793
[2]	China East Education Holdings Ltd.	5,879,628	13,696

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,929,422	13,531
	Seazen Holdings Co. Ltd. Class A	1,947,135	13,526
	China Power International Development Ltd.	58,463,558	13,400
	Hundsun Technologies Inc. Class A	935,248	13,226
[1,2]	CSC Financial Co. Ltd. Class H	11,209,312	13,051
[2]	China Yuhua Education Corp. Ltd.	13,725,941	13,012
*,1,2	Alphamab Oncology	7,104,781	13,012
[2]	Luye Pharma Group Ltd.	21,370,596	12,934
	COFCO Joycome Foods Ltd.	25,514,661	12,934
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	976,052	12,927
	Bank of Shanghai Co. Ltd. Class A	10,221,660	12,908
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	15,371,634	12,890
	Sanan Optoelectronics Co. Ltd. Class A	3,328,900	12,845
	Yunnan Energy New Material Co. Ltd.	620,780	12,843
	Greentown China Holdings Ltd.	10,662,394	12,792
*	Chongqing Changan Automobile Co. Ltd. Class B	15,689,045	12,688
	SSY Group Ltd.	20,657,988	12,678
	AECC Aviation Power Co. Ltd. Class A	2,165,306	12,628
*	Niu Technologies ADR	337,391	12,605
	Walvax Biotechnology Co. Ltd. Class A	1,303,265	12,550
	Bank of Communications Co. Ltd. Class A (XSSC)	16,857,491	12,522
	Wingtech Technology Co. Ltd. Class A	948,846	12,446
	Zhaojin Mining Industry Co. Ltd. Class H	13,677,330	12,389
	China Coal Energy Co. Ltd. Class H	22,675,015	12,264
	Fu Shou Yuan International Group Ltd.	11,182,968	12,089
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,848,014	12,076
	China Eastern Airlines Corp. Ltd. Class H	27,537,014	12,061
	Shanghai International Airport Co. Ltd. Class A	1,575,552	11,938
	Hengli Petrochemical Co. Ltd. Class A	2,617,220	11,936
	China Petroleum & Chemical Corp. Class A	18,061,016	11,909
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	4,641,900	11,853
	China International Marine Containers Group Co. Ltd. Class H	6,305,481	11,849
*	Ausnutria Dairy Corp. Ltd.	7,965,984	11,770
	China SCE Group Holdings Ltd.	24,933,552	11,667
	Xtep International Holdings Ltd.	13,142,114	11,462
*	China Shipbuilding Industry Co. Ltd. Class A	18,120,900	11,438
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,861,366	11,436
[1]	Poly Property Services Co. Ltd.	1,563,377	11,414
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,223,499	11,337
	Sinotrans Ltd. Class H	24,734,398	11,291
	Fuyao Glass Industry Group Co. Ltd. Class A	1,426,900	11,258
	Dongyue Group Ltd.	12,888,346	11,225
*	LexinFintech Holdings Ltd. ADR	1,226,444	11,148
	China Overseas Grand Oceans Group Ltd.	17,486,925	11,138
	Gigadevice Semiconductor Beijing Inc. Class A	372,000	11,050
	China Construction Bank Corp. Class A (XSSC)	10,609,801	11,024
	Inner Mongolia Yitai Coal Co. Ltd. Class B	16,628,466	10,973
*	Hainan Meilan International Airport Co. Ltd.	2,586,000	10,946
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	872,550	10,943
*	Tianli Education International Holdings Ltd.	13,177,409	10,914
	Daqin Railway Co. Ltd. Class A	10,260,355	10,899
	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	10,885
	Sinopec Engineering Group Co. Ltd. Class H	17,613,936	10,873
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,061,700	10,868
	Weichai Power Co. Ltd. Class A (XSEC)	3,897,000	10,852
	Zhejiang NHU Co. Ltd. Class A	1,800,292	10,849
	Huatai Securities Co. Ltd. Class A (XSSC)	4,413,600	10,832
	Bank of Hangzhou Co. Ltd. Class A	4,237,636	10,822

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Digital China Holdings Ltd.	14,447,162	10,803
	Chongqing Brewery Co. Ltd. Class A	440,789	10,689
[2]	Hope Education Group Co. Ltd.	31,637,105	10,636
	Bank of Beijing Co. Ltd. Class A	14,444,814	10,618
	Huaxin Cement Co. Ltd. Class B	4,980,263	10,600
	Huaxia Bank Co. Ltd. Class A	10,990,064	10,591
	NAURA Technology Group Co. Ltd. Class A	416,302	10,585
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,411,091	10,578
	Huadong Medicine Co. Ltd. Class A	1,303,793	10,553
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	10,503
	Ovctek China Inc. Class A	585,789	10,483
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	10,461
	ZTE Corp. Class A (XSEC)	2,345,564	10,449
*	Shanghai Electric Group Co. Ltd. Class H	30,083,890	10,441
	Q Technology Group Co. Ltd.	5,197,980	10,358
[2]	BAIC Motor Corp. Ltd. Class H	28,242,644	10,211
	AVIC Shenyang Aircraft Co. Ltd. Class A	1,144,652	10,203
	JiuGui Liquor Co. Ltd. Class A	330,000	10,080
	Anhui Gujing Distillery Co. Ltd. Class A	286,337	10,038
*	Founder Securities Co. Ltd. Class A	7,050,700	10,012
	Gemdale Properties & Investment Corp. Ltd.	70,956,364	9,955
	ZTO Express Cayman Inc.	312,724	9,938
	Tiangong International Co. Ltd.	15,915,474	9,896
*	Hualan Biological Engineering Inc. Class A	1,526,255	9,892
[2]	Legend Holdings Corp. Class H	6,040,367	9,876
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,995,517	9,874
	Haitong Securities Co. Ltd. Class A (XSSC)	5,777,500	9,864
	WuXi AppTec Co. Ltd. Class A (XSSC)	403,781	9,862
	China Oriental Group Co. Ltd.	29,036,716	9,810
	Bank of Nanjing Co. Ltd. Class A	6,907,500	9,783
*	China Southern Airlines Co. Ltd. Class A	9,950,500	9,746
	Huayu Automotive Systems Co. Ltd. Class A	2,390,305	9,660
*	DouYu International Holdings Ltd. ADR	1,056,537	9,625
	Shaanxi Coal Industry Co. Ltd. Class A	5,557,010	9,624
	Lonking Holdings Ltd.	22,663,022	9,609
	Zhenro Properties Group Ltd.	14,184,987	9,569
	Beijing New Building Materials plc Class A	1,322,235	9,396
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,201,800	9,354
	Jinchuan Group International Resources Co. Ltd.	53,988,495	9,321
	Yuzhou Group Holdings Co. Ltd.	33,581,206	9,319
	GF Securities Co. Ltd. Class A	4,062,868	9,299
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,425,122	9,218
*	KWG Living Group Holdings Ltd.	8,994,921	9,218
	Shanghai Industrial Holdings Ltd.	5,964,275	9,213
	China Water Affairs Group Ltd.	11,316,495	9,176
	Jafron Biomedical Co. Ltd. Class A	611,926	9,096
	China CITIC Bank Corp. Ltd. Class A (XSSC)	11,338,084	9,069
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	665,961	9,047
	Skshu Paint Co. Ltd. Class A	247,301	9,041
	Songcheng Performance Development Co. Ltd. Class A	2,688,470	9,008
	NetDragon Websoft Holdings Ltd.	3,219,504	9,000
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	854,680	8,982
	Livzon Pharmaceutical Group Inc. Class H	1,922,806	8,976
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,345,900	8,973
	New Hope Liuhe Co. Ltd. Class A	3,493,299	8,951
	Yuexiu REIT	17,758,861	8,932
	Shenzhen Expressway Co. Ltd. Class H	8,558,117	8,859
	SDIC Power Holdings Co. Ltd. Class A	5,773,546	8,820
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	8,809
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	848,226	8,786

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Everbright Securities Co. Ltd. Class A (XSSC)	3,795,300	8,770
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	4,815,979	8,749
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	393,957	8,739
	Kingfa Sci & Tech Co. Ltd. Class A	2,489,700	8,724
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,916,792	8,699
	Suning.com Co. Ltd. Class A	8,350,048	8,579
	Xinyi Energy Holdings Ltd.	17,601,384	8,560
	Yanlord Land Group Ltd.	8,561,187	8,550
	Hollysys Automation Technologies Ltd.	628,855	8,527
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	444,184	8,508
	Lomon Billions Group Co. Ltd. Class A	1,632,100	8,495
	Industrial Securities Co. Ltd. Class A	6,020,700	8,435
	Zhejiang Dahua Technology Co. Ltd. Class A	2,320,293	8,382
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	464,874	8,372
	Hangzhou Steam Turbine Co. Ltd. Class B	5,365,877	8,325
	China National Nuclear Power Co. Ltd. Class A	10,280,031	8,276
*,2	China Logistics Property Holdings Co. Ltd.	14,550,738	8,271
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,369,574	8,227
	Sino-Ocean Group Holding Ltd.	36,969,058	8,213
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,615,100	8,186
*	OneConnect Financial Technology Co. Ltd. ADR	553,719	8,162
	Fu Jian Anjoy Foods Co. Ltd. Class A	208,657	8,107
	China Suntien Green Energy Corp. Ltd. Class H	20,997,655	8,050
	Sichuan Swellfun Co. Ltd. Class A	508,820	8,023
	Offcn Education Technology Co. Ltd. Class A	2,041,662	8,016
	By-health Co. Ltd. Class A	1,585,200	7,989
	China Reinsurance Group Corp. Class H	76,689,686	7,988
	China Jushi Co. Ltd. Class A	2,882,230	7,981
	PAX Global Technology Ltd.	7,174,600	7,939
	AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A	2,108,200	7,819
*,2	Meitu Inc.	25,121,036	7,798
[1]	COSCO SHIPPING Development Co. Ltd. Class H	44,267,103	7,788
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	164,001	7,787
*	Zhuguang Holdings Group Co. Ltd.	27,010,195	7,730
	Asymchem Laboratories Tianjin Co. Ltd. Class A	152,640	7,729
	Intco Medical Technology Co. Ltd. Class A	293,500	7,712
	Health & Happiness H&H International Holdings Ltd.	2,137,999	7,698
	CSG Holding Co. Ltd. Class B	17,537,213	7,690
	BOE Technology Group Co. Ltd. Class B (XSHE)	14,446,955	7,647
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	262,300	7,645
	Yifeng Pharmacy Chain Co. Ltd. Class A	551,399	7,644
	Yealink Network Technology Corp. Ltd. Class A	707,915	7,638
*,2	Ascentage Pharma Group International	1,553,468	7,582
	Orient Securities Co. Ltd. Class A (XSSC)	5,578,840	7,580
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,381,871	7,570
	Shandong Sinocera Functional Material Co. Ltd. Class A	992,605	7,561
*	SOHO China Ltd.	25,044,383	7,556
	Powerlong Commercial Management Holdings Ltd.	1,925,000	7,545
	Hithink RoyalFlush Information Network Co. Ltd. Class A	446,131	7,459
[3]	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,213,324	7,423
[1,2]	AK Medical Holdings Ltd.	4,766,274	7,404
	Shenzhen Energy Group Co. Ltd. Class A	5,632,757	7,367
	Hisense Home Appliances Group Co. Ltd.	4,362,405	7,337
	Shougang Fushan Resources Group Ltd.	28,071,475	7,330
*	Sohu.com Ltd. ADR	388,142	7,324
	Lingyi iTech Guangdong Co. Class A	5,715,900	7,250

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Joinn Laboratories China Co. Ltd. Class A	308,560	7,249
	Wuhan Guide Infrared Co. Ltd. Class A	1,346,985	7,246
[2]	Genertec Universal Medical Group Co. Ltd.	8,681,364	7,219
*	Skyworth Group Ltd.	22,005,235	7,190
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	7,189
	Huizhou Desay Sv Automotive Co. Ltd. Class A	444,919	7,180
	Zhongjin Gold Corp. Ltd. Class A	5,444,290	7,170
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,959,200	7,109
	Montage Technology Co. Ltd. Class A	857,641	7,070
	Gemdale Corp. Class A	3,889,884	7,051
	Metallurgical Corp. of China Ltd. Class A (XSSC)	14,769,394	7,008
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	3,861,168	7,006
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	6,958
	E-House China Enterprise Holdings Ltd.	6,434,267	6,953
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	494,658	6,939
	Angel Yeast Co. Ltd. Class A	762,500	6,892
	Great Wall Motor Co. Ltd. Class A	1,333,764	6,887
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	6,851
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	6,783
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,364,048	6,748
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,140,500	6,732
	Rongsheng Petrochemical Co. Ltd. Class A	1,542,643	6,728
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	8,514,235	6,712
	Poly Property Group Co. Ltd.	23,442,653	6,690
	Fanhua Inc. ADR	498,995	6,662
	NetEase Inc.	296,998	6,638
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,235,828	6,636
[2]	Midea Real Estate Holding Ltd.	2,916,526	6,636
	Yonghui Superstores Co. Ltd. Class A	7,723,581	6,636
	CIMC Enric Holdings Ltd.	7,654,973	6,635
	Huafon Chemical Co. Ltd. Class A	3,361,005	6,630
	Shengyi Technology Co. Ltd. Class A	1,830,600	6,580
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	218,360	6,552
*,1,2	Koolearn Technology Holding Ltd.	3,399,029	6,535
	Sichuan Chuantou Energy Co. Ltd. Class A	3,754,376	6,527
	Thunder Software Technology Co. Ltd. Class A	315,800	6,526
	XCMG Construction Machinery Co. Ltd. Class A	5,679,100	6,456
	Metallurgical Corp. of China Ltd. Class H	27,396,045	6,437
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	513,181	6,405
	Yantai Eddie Precision Machinery Co. Ltd. Class A	679,060	6,402
	Greatview Aseptic Packaging Co. Ltd.	12,954,851	6,401
[2]	Qingdao Port International Co. Ltd. Class H	10,387,832	6,388
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,131,615	6,301
*	Fufeng Group Ltd.	17,024,810	6,298
[1]	China Tobacco International HK Co. Ltd.	2,760,899	6,289
	Shandong Sun Paper Industry JSC Ltd. Class A	2,540,900	6,273
	Jason Furniture Hangzhou Co. Ltd. Class A	504,884	6,248
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,104,127	6,233
	BBMG Corp. Class H	30,245,626	6,216
	Jiayuan International Group Ltd.	13,447,365	6,190
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	6,166
*	New Oriental Education & Technology Group Inc.	400,370	6,154
*	Trip.com Group Ltd.	154,665	6,129
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,561,692	6,121
	Shanghai M&G Stationery Inc. Class A	433,200	6,104
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	26,769,585	6,071
	Maanshan Iron & Steel Co. Ltd. Class H	12,662,000	6,043
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	6,037

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[2]	Viva Biotech Holdings	6,998,906	6,022
	Tong Ren Tang Technologies Co. Ltd. Class H	7,607,767	6,012
*,2	Maoyan Entertainment	3,018,117	5,995
	C&D International Investment Group Ltd.	2,991,819	5,971
	Beijing Enlight Media Co. Ltd. Class A	2,966,880	5,961
*	Sogou Inc. ADR	702,805	5,939
	Foxconn Industrial Internet Co. Ltd. Class A	2,761,192	5,856
	Youngor Group Co. Ltd. Class A	5,088,600	5,838
[2]	Orient Securities Co. Ltd. Class H	9,195,725	5,832
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	976,270	5,807
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	511,952	5,794
*	Dada Nexus Ltd. ADR	240,884	5,791
	Shanghai Jahwa United Co. Ltd. Class A	636,655	5,788
	China BlueChemical Ltd. Class H	20,423,387	5,774
	Changjiang Securities Co. Ltd. Class A	5,169,432	5,772
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,871,304	5,769
	Ginlong Technologies Co. Ltd. Class A	181,200	5,734
	Tongkun Group Co. Ltd. Class A	1,625,360	5,728
*	Kangji Medical Holdings Ltd.	3,437,500	5,726
	Zhongyu Gas Holdings Ltd.	6,552,660	5,715
	China Resources Medical Holdings Co. Ltd.	6,574,786	5,706
	Sinoma Science & Technology Co. Ltd. Class A	1,690,372	5,704
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	905,800	5,694
	C&S Paper Co. Ltd. Class A	1,196,908	5,687
*	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	2,247,921	5,682
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,587,379	5,657
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	613,575	5,648
*,1,2	CStone Pharmaceuticals	3,917,402	5,615
	Shoucheng Holdings Ltd.	24,643,371	5,608
	Huadian Power International Corp. Ltd. Class H	18,292,837	5,599
	China Dongxiang Group Co. Ltd.	42,586,287	5,596
	Raytron Technology Co. Ltd. Class A	390,556	5,533
*	Shanxi Meijin Energy Co. Ltd. Class A	4,568,200	5,531
*	JA Solar Technology Co. Ltd. Class A	1,382,585	5,529
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,898,493	5,494
*	JCET Group Co. Ltd. Class A	970,784	5,492
	Suzhou Maxwell Technologies Co. Ltd. Class A	57,796	5,458
	Spring Airlines Co. Ltd. Class A	546,392	5,416
	Guoyuan Securities Co. Ltd. Class A	4,548,540	5,388
	Sangfor Technologies Inc. Class A	127,679	5,381
	Bafang Electric Suzhou Co. Ltd. Class A	163,100	5,374
	Hongfa Technology Co. Ltd. Class A	621,109	5,344
*	China Modern Dairy Holdings Ltd.	21,239,790	5,335
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	5,325
	Flat Glass Group Co. Ltd. Class A	1,214,265	5,305
*	Guosen Securities Co. Ltd. Class A	3,271,552	5,294
	Oppein Home Group Inc. Class A	205,000	5,272
	Hangzhou First Applied Material Co. Ltd. Class A	373,300	5,253
	Wuxi Shangji Automation Co. Ltd. Class A	235,600	5,234
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	5,217
	SG Micro Corp. Class A	128,941	5,212
	Visual China Group Co. Ltd. Class A	2,528,697	5,191
	SDIC Capital Co. Ltd. Class A	2,595,961	5,184
	Zhejiang Supor Co. Ltd. Class A	445,175	5,177
	Hangzhou Silan Microelectronics Co. Ltd. Class A	930,500	5,156
	CSC Financial Co. Ltd. Class A	1,162,500	5,124
*	TCL Electronics Holdings Ltd.	6,859,570	5,064
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	592,101	5,063
	ENN Natural Gas Co. Ltd. Class A	1,862,213	5,034
	Glodon Co. Ltd. Class A	447,611	5,032

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	217,477	5,014
	GEM Co. Ltd. Class A	3,253,120	4,993
	China Tian Lun Gas Holdings Ltd.	4,927,099	4,976
	Datang International Power Generation Co. Ltd. Class H	33,621,771	4,970
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,604,839	4,938
	Yuexiu Transport Infrastructure Ltd.	8,032,084	4,934
	Proya Cosmetics Co. Ltd. Class A	175,232	4,934
	Shanghai International Port Group Co. Ltd. Class A	6,865,900	4,904
*	Ronshine China Holdings Ltd.	7,025,855	4,901
	Zhejiang Longsheng Group Co. Ltd. Class A	2,329,400	4,879
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	234,660	4,872
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,289,844	4,849
	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,836
	Inspur Electronic Information Industry Co. Ltd. Class A	1,157,552	4,813
*	China Maple Leaf Educational Systems Ltd.	18,384,261	4,811
*	Gotion High-tech Co. Ltd. Class A	900,500	4,811
	Bank of Changsha Co. Ltd. Class A	3,456,600	4,807
	Jinke Properties Group Co. Ltd. Class A	4,716,739	4,800
	Hunan Valin Steel Co. Ltd. Class A	3,964,840	4,799
	Shandong Nanshan Aluminum Co. Ltd. Class A	8,159,200	4,799
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,777
	Hubei Energy Group Co. Ltd. Class A	6,670,567	4,777
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	4,774
	Zhejiang Cfmoto Power Co. Ltd. Class A	209,000	4,770
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,817,757	4,762
[2]	China New Higher Education Group Ltd.	5,939,831	4,761
*	Keshun Waterproof Technologies Co. Ltd. Class A	910,900	4,761
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	4,759
	Shenergy Co. Ltd. Class A	5,400,042	4,726
	Jiangsu Yangnong Chemical Co. Ltd. Class A	273,700	4,725
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	5,201,400	4,718
	Beijing Shunxin Agriculture Co. Ltd. Class A	615,429	4,711
	Ming Yang Smart Energy Group Ltd. Class A	1,725,183	4,701
	Concord New Energy Group Ltd.	65,025,407	4,683
	Sinolink Securities Co. Ltd. Class A	2,512,146	4,679
*	Kuang-Chi Technologies Co. Ltd. Class A	1,609,200	4,648
	Lianhe Chemical Technology Co. Ltd. Class A	1,336,052	4,642
	Shandong Linglong Tyre Co. Ltd. Class A	540,316	4,630
	JNBY Design Ltd.	2,396,676	4,618
	Huangshan Tourism Development Co. Ltd. Class B	6,167,354	4,616
	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,031,702	4,615
	Liaoning Cheng Da Co. Ltd. Class A	1,326,700	4,614
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	4,607
	Dongxing Securities Co. Ltd. Class A	2,900,222	4,607
	First Capital Securities Co. Ltd. Class A	4,579,200	4,607
*	Yunnan Aluminium Co. Ltd. Class A	2,416,700	4,583
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	4,577
	China Molybdenum Co. Ltd. Class A (XSSC)	5,108,200	4,558
	West China Cement Ltd.	25,675,212	4,555
	Suning Universal Co. Ltd. Class A	4,320,392	4,554
	Western Securities Co. Ltd. Class A	3,483,344	4,530
	G-bits Network Technology Xiamen Co. Ltd. Class A	63,849	4,508
	Zhejiang Chint Electrics Co. Ltd. Class A	876,802	4,495
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,672,200	4,490
	Oriental Pearl Group Co. Ltd. Class A	3,299,925	4,485
	Times Neighborhood Holdings Ltd.	5,831,188	4,485

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	617,543	4,479
*	Autohome Inc. Class A	191,028	4,476
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	246,635	4,444
	AVIC Electromechanical Systems Co. Ltd. Class A	2,943,800	4,429
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	4,427
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	4,426
	Bank of Jiangsu Co. Ltd. Class A	4,054,884	4,425
	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,769,260	4,415
[1]	Comba Telecom Systems Holdings Ltd.	17,098,355	4,408
	BTG Hotels Group Co. Ltd. Class A	1,117,088	4,407
	Beijing Shiji Information Technology Co. Ltd. Class A	998,700	4,394
*	Aluminum Corp. of China Ltd. Class A	6,429,000	4,392
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	4,390
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	4,366
	Shenzhen SC New Energy Technology Corp. Class A	257,306	4,362
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	655,665	4,361
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	612,488	4,350
[2]	Red Star Macalline Group Corp. Ltd. Class H	7,694,723	4,347
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	4,346
	CTS International Logistics Corp. Ltd. Class A	1,780,832	4,340
	Qingdao Haier Biomedical Co. Ltd. Class A	283,322	4,339
	SooChow Securities Co. Ltd. Class A	3,545,290	4,328
	Xiamen Kingdomway Group Co. Class A	667,531	4,305
	China Merchants Energy Shipping Co. Ltd. Class A	5,686,421	4,305
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	894,900	4,303
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,422,600	4,299
	Shanxi Securities Co. Ltd. Class A	4,162,379	4,294
	Tianshui Huatian Technology Co. Ltd. Class A	2,177,845	4,292
	TBEA Co. Ltd. Class A	2,264,007	4,289
	China Film Co. Ltd. Class A	1,959,500	4,276
*	Tongdao Liepin Group	1,266,551	4,261
	China Machinery Engineering Corp. Class H	9,491,978	4,247
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	895,516	4,234
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	4,227
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,173,706	4,226
	Zhuzhou Kibing Group Co. Ltd. Class A	1,788,500	4,224
*	Fujian Torch Electron Technology Co. Ltd. Class A	464,000	4,223
	China South Publishing & Media Group Co. Ltd. Class A	2,673,861	4,213
*	CanSino Biologics Inc. Class A	51,999	4,180
	Sinopec Kantons Holdings Ltd.	10,885,559	4,179
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,248,740	4,175
	Fujian Sunner Development Co. Ltd. Class A	1,022,800	4,168
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,600	4,150
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	4,143
	Xiamen Faratronic Co. Ltd. Class A	232,020	4,142
*	CGN New Energy Holdings Co. Ltd.	17,006,486	4,141
	Shandong Pharmaceutical Glass Co. Ltd. Class A	653,780	4,130
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,350,800	4,126
	Weihai Guangwei Composites Co. Ltd. Class A	423,740	4,125
*	Jointown Pharmaceutical Group Co. Ltd. Class A	1,571,414	4,111
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,122,161	4,105
	Sunwoda Electronic Co. Ltd. Class A	1,238,704	4,100
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,400,200	4,083
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	2,445,100	4,080
	China Greatwall Technology Group Co. Ltd. Class A	2,242,800	4,078

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Greenland Holdings Corp. Ltd. Class A	4,646,100	4,057
*	Shanghai DZH Ltd. Class A	3,321,287	4,036
	Power Construction Corp. of China Ltd. Class A	6,819,409	4,019
	Anhui Expressway Co. Ltd. Class A	3,490,233	4,017
*,1	So-Young International Inc. ADR	424,491	4,016
	Bank of Chongqing Co. Ltd. Class H	5,971,023	4,008
	Southwest Securities Co. Ltd. Class A	5,775,609	4,008
	Tianfeng Securities Co. Ltd. Class A	5,491,326	3,989
*	China Zhongwang Holdings Ltd.	17,264,420	3,987
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,152,367	3,981
	Guangzhou Wondfo Biotech Co. Ltd. Class A	253,520	3,966
	Consun Pharmaceutical Group Ltd.	6,733,920	3,964
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,404,300	3,961
	CECEP Wind-Power Corp. Class A	6,825,144	3,949
	Shenzhen Huaqiang Industry Co. Ltd. Class A	1,752,830	3,948
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	3,921
	Shandong Publishing & Media Co. Ltd. Class A	4,126,587	3,920
*	Pacific Securities Co. Ltd. Class A	6,829,126	3,907
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	5,493,838	3,900
*	Hesteel Co. Ltd. Class A	9,894,043	3,893
	Financial Street Holdings Co. Ltd. Class A	4,058,405	3,882
	Gongniu Group Co. Ltd. Class A	128,500	3,877
	Jiangxi Copper Co. Ltd. Class A	948,901	3,867
	Sealand Securities Co. Ltd. Class A	5,956,200	3,865
	Pacific Shuanglin Bio-pharmacy Co. Ltd.	671,959	3,865
	Ningbo Tuopu Group Co. Ltd. Class A	736,587	3,857
	Shenzhen Capchem Technology Co. Ltd. Class A	324,735	3,849
	Wangfujing Group Co. Ltd. Class A	739,900	3,812
	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	3,803
	Sinocare Inc. Class A	662,149	3,802
	Skyfame Realty Holdings Ltd.	30,157,792	3,799
	Tongda Group Holdings Ltd.	51,887,782	3,798
	Beijing Sinnet Technology Co. Ltd. Class A	1,743,400	3,788
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	771,230	3,780
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	614,100	3,777
	China Harmony Auto Holding Ltd.	7,730,993	3,773
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	3,763
*	Youdao Inc. ADR	143,962	3,760
*	Hi Sun Technology China Ltd.	19,899,403	3,747
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	268,396	3,745
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	1,616,721	3,741
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	1,058,200	3,739
	Xinhu Zhongbao Co. Ltd. Class A	7,840,748	3,724
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,289,906	3,722
[1,2]	Redco Properties Group Ltd.	10,283,405	3,722
[1,2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,006,888	3,714
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	10,602,174	3,713
	Lushang Health Industry Development Co. Ltd. Class A	1,495,000	3,705
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	729,673	3,701
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	3,693
	Shanghai Bailian Group Co. Ltd. Class B	3,480,464	3,689
	China Gezhouba Group Co. Ltd. Class A	3,354,617	3,683
	YTO Express Group Co. Ltd. Class A	2,026,659	3,683
	China Zhenhua Group Science & Technology Co. Ltd. Class A	492,000	3,661
	Beijing United Information Technology Co. Ltd. Class A	181,250	3,650
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,306,600	3,635
[1]	LVGEM China Real Estate Investment Co. Ltd.	12,770,500	3,625

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Zhongliang Holdings Group Co. Ltd.	5,419,087	3,624
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,623,216	3,621
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,555,200	3,619
	Perfect World Co. Ltd. Class A	1,102,250	3,618
	KingClean Electric Co. Ltd. Class A	522,371	3,615
	Avic Capital Co. Ltd. Class A	6,033,795	3,612
	SPIC Dongfang New Energy Corp. Class A	5,562,094	3,604
*	Fangda Carbon New Material Co. Ltd. Class A	2,630,545	3,603
	Joyoung Co. Ltd. Class A	733,277	3,598
[3]	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	965,868	3,593
	Zhejiang Dingli Machinery Co. Ltd. Class A	317,685	3,593
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	3,584
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	3,580
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	690,169	3,567
	Dian Diagnostics Group Co. Ltd. Class A	594,000	3,566
	Tianma Microelectronics Co. Ltd. Class A	1,661,871	3,558
	NavInfo Co. Ltd. Class A	1,623,819	3,556
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,732,671	3,545
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	375,400	3,539
	Addsino Co. Ltd. Class A	1,350,000	3,538
	Juewei Food Co. Ltd. Class A	265,364	3,531
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	5,530,215	3,528
	Yango Group Co. Ltd. Class A	3,984,593	3,522
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,932,600	3,509
	Tongling Nonferrous Metals Group Co. Ltd. Class A	7,994,606	3,506
	Northeast Securities Co. Ltd. Class A	2,763,300	3,502
*	Shanying International Holding Co. Ltd. Class A	6,598,800	3,501
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	3,496
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,487
	Shanghai Electric Power Co. Ltd. Class A	3,206,308	3,482
*	Estun Automation Co. Ltd. Class A	700,300	3,471
	China National Medicines Corp. Ltd. Class A	610,388	3,468
	Beijing Yanjing Brewery Co. Ltd. Class A	3,037,510	3,465
*	YongXing Special Materials Technology Co. Ltd. Class A	381,100	3,462
	Hefei Meiya Optoelectronic Technology Inc. Class A	467,420	3,461
	Jiangsu Yoke Technology Co. Ltd. Class A	379,900	3,452
*	FAW Jiefang Group Co. Ltd.	2,022,485	3,449
	Shanghai Weaver Network Co. Ltd. Class A	265,504	3,444
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,439
*	Beijing Shougang Co. Ltd. Class A	4,421,495	3,436
	Shenzhen Sunlord Electronics Co. Ltd. Class A	651,400	3,428
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	3,420
	Yunnan Copper Co. Ltd. Class A	1,599,700	3,417
	Sailun Group Co. Ltd. Class A	2,192,664	3,412
*	Shenzhen MTC Co. Ltd. Class A	3,810,500	3,405
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	185,000	3,388
	Huaneng Power International Inc. Class A (XSSC)	5,179,976	3,374
	GRG Banking Equipment Co. Ltd. Class A	1,695,943	3,373
	An Hui Wenergy Co. Ltd. Class A	5,680,521	3,366
*	Guanghui Energy Co. Ltd. Class A	7,135,500	3,352
	Shanghai Chinafortune Co. Ltd. Class A	1,455,500	3,351
*	Shenzhen Chengxin Lithium Group Co. Ltd. Class A	816,670	3,343
*	Yankershop Food Co. Ltd. Class A	162,369	3,342
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	963,500	3,334
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,092,181	3,333
	Zhejiang Meida Industrial Co. Ltd. Class A	984,480	3,333
	China Great Wall Securities Co. Ltd. Class A	2,147,000	3,331
	China Foods Ltd.	7,978,630	3,322

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ningbo Zhoushan Port Co. Ltd. Class A	5,435,346	3,322
*,1,2	Archosaur Games Inc.	1,863,000	3,321
	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	3,315
	AVICOPTER plc Class A	421,691	3,310
	Avic Aviation High-Technology Co. Ltd. Class A	894,700	3,307
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,370,600	3,296
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,585,797	3,295
	CECEP Solar Energy Co. Ltd. Class A	3,474,900	3,295
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,756,143	3,294
*	Shenghe Resources Holding Co. Ltd. Class A	1,291,400	3,287
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	4,834,433	3,287
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	3,274
	China Baoan Group Co. Ltd. Class A	2,017,064	3,271
	Hangzhou Oxygen Plant Group Co. Ltd.	618,100	3,271
	Weifu High-Technology Group Co. Ltd. Class A	867,641	3,261
	Riyue Heavy Industry Co. Ltd. Class A	736,832	3,257
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	506,596	3,251
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	3,458,000	3,248
	Avary Holding Shenzhen Co. Ltd. Class A	675,240	3,241
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	2,081,101	3,241
	Guangzhou Restaurant Group Co. Ltd. Class A	534,400	3,238
	Red Avenue New Materials Group Co. Ltd. Class A	652,400	3,236
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	342,758	3,234
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	7,349,072	3,232
	Edifier Technology Co. Ltd. Class A	1,324,600	3,228
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,212,750	3,222
	Chacha Food Co. Ltd. Class A	386,978	3,220
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	3,217
*	Yunnan Tin Co. Ltd. Class A	1,429,273	3,213
*	Shanghai Junshi Biosciences Co. Ltd. Class A	221,954	3,213
	Zhejiang Hailiang Co. Ltd. Class A	1,912,600	3,204
	China Kepei Education Group Ltd.	4,209,417	3,197
*,2	Cathay Media & Education Group Inc.	3,971,000	3,196
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	3,194
	Qianhe Condiment & Food Co. Ltd. Class A	629,252	3,191
*	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	3,165
*	Shanghai Wanye Enterprises Co. Ltd. Class A	1,427,600	3,161
	Shanghai Jin Jiang Capital Co. Ltd. Class H	14,624,192	3,152
	Jinyu Bio-Technology Co. Ltd. Class A	935,200	3,145
	Qingdao TGOOD Electric Co. Ltd. Class A	809,618	3,141
	Shaanxi International Trust Co. Ltd. Class A	6,349,200	3,135
	Zhengzhou Yutong Bus Co. Ltd. Class A	1,482,767	3,112
	Zhejiang Juhua Co. Ltd. Class A	2,308,646	3,110
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	3,109
	Guangdong Hybribio Biotech Co. Ltd. Class A	503,915	3,100
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	300,681	3,096
	China Satellite Communications Co. Ltd. Class A	1,282,700	3,088
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	3,085
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	3,085
*	Baozun Inc. Class A	265,068	3,083
	CNHTC Jinan Truck Co. Ltd. Class A	592,228	3,082
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	3,261,275	3,078
	Beijing Kunlun Tech Co. Ltd. Class A	1,076,900	3,076
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,073
*	Guangdong Golden Dragon Development Inc. Class A	1,354,300	3,070
	Heilongjiang Agriculture Co. Ltd. Class A	1,313,700	3,069
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	3,064
	Haisco Pharmaceutical Group Co. Ltd. Class A	752,163	3,063

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	China Enterprise Co. Ltd. Class A	6,115,434	3,058
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	3,055
	Guangshen Railway Co. Ltd. Class H	15,227,220	3,054
	Bank of Chengdu Co. Ltd. Class A	1,656,427	3,048
	Greenland Hong Kong Holdings Ltd.	8,749,771	3,042
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,666,200	3,037
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,359,500	3,032
	China South City Holdings Ltd.	28,748,688	3,029
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	3,025
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	3,017
	Hainan Poly Pharm Co. Ltd. Class A	396,876	3,015
*	TongFu Microelectronics Co. Ltd. Class A	915,220	3,009
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,423,677	3,008
*	Beijing Easpring Material Technology Co. Ltd. Class A	386,000	3,001
	Anhui Expressway Co. Ltd. Class H	4,277,497	2,999
	Huafa Industrial Co. Ltd. Zhuhai Class A	3,082,200	2,991
	Dong-E-E-Jiao Co. Ltd. Class A	545,380	2,989
	Beijing North Star Co. Ltd. Class A (XSSC)	8,484,081	2,972
	Zhejiang HangKe Technology Inc. Co. Class A	267,144	2,967
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	255,081	2,961
*	Jinneng Science&Technology Co. Ltd. Class A	1,039,480	2,959
	Hengtong Optic-electric Co. Ltd. Class A	1,657,660	2,959
*	Shenzhen Changhong Technology Co. Ltd. Class A	591,753	2,959
	TangShan Port Group Co. Ltd. Class A	7,197,500	2,955
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,899,000	2,950
	Laobaixing Pharmacy Chain JSC Class A	356,613	2,950
	Hoshine Silicon Industry Co. Ltd. Class A	320,880	2,947
	Guizhou Space Appliance Co. Ltd. Class A	432,208	2,944
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,942
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,933
	Huadian Power International Corp. Ltd. Class A (XSSC)	5,551,800	2,914
	Western Superconducting Technologies Co. Ltd. Class A	356,033	2,911
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,910
	Luxi Chemical Group Co. Ltd. Class A	1,229,400	2,910
*	Sinopec Oilfield Service Corp. Class H	32,836,450	2,908
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,906
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,900
*	Beijing Enterprises Clean Energy Group Ltd.	200,649,836	2,899
	Ningbo Joyson Electronic Corp. Class A	1,034,900	2,897
	China National Software & Service Co. Ltd. Class A	407,300	2,896
	China Avionics Systems Co. Ltd. Class A	1,247,513	2,890
[1]	Shandong Chenming Paper Holdings Ltd. Class H	3,339,406	2,889
	Xiamen International Airport Co. Ltd. Class A	1,077,358	2,888
*	Global Top E-Commerce Co. Ltd. Class A	5,331,810	2,887
*	Anhui Jinhe Industrial Co. Ltd. Class A	572,473	2,886
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	1,007,800	2,885
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	2,860,600	2,877
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,599,184	2,877
	Sinotrans Ltd. Class A (XSSC)	3,819,621	2,873
	Huaxin Cement Co. Ltd. Class A	846,281	2,865
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,795,304	2,859
	Zhongji Innolight Co. Ltd. Class A	541,679	2,857
*	Guolian Securities Co. Ltd. Class A	1,335,400	2,855
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	2,848
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,110,800	2,839

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	OFILM Group Co. Ltd. Class A	2,171,614	2,833
	State Grid Information & Communication Co. Ltd.	1,333,722	2,831
	Datang International Power Generation Co. Ltd. Class A	7,313,411	2,830
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	661,241	2,830
	Wisdom Education International Holdings Co. Ltd.	5,569,508	2,812
*	Beijing BDStar Navigation Co. Ltd. Class A	449,100	2,811
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,347,100	2,807
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	1,541,699	2,803
	Autobio Diagnostics Co. Ltd. Class A	148,256	2,793
*,1	BEST Inc. ADR	2,108,886	2,784
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,782
	5I5J Holding Group Co. Ltd. Class A	4,654,981	2,777
	ORG Technology Co. Ltd. Class A	3,221,100	2,777
	Fujian Funeng Co. Ltd. Class A	1,714,542	2,770
	Sinofibers Technology Co. Ltd. Class A	505,823	2,770
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	2,767
	Shanghai Shimao Co. Ltd. Class A	4,285,304	2,766
*	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	2,756
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	2,756
	China Lilang Ltd.	4,136,368	2,753
	Xianhe Co. Ltd. Class A	642,800	2,744
	Sinoma International Engineering Co. Class A	2,078,800	2,731
	Beijing Capital Development Co. Ltd. Class A	3,145,413	2,714
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	2,714
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,606,796	2,713
	China Shineway Pharmaceutical Group Ltd.	3,756,625	2,707
*	China Tianying Inc. Class A	4,200,900	2,705
	Yintai Gold Co. Ltd. Class A	2,050,500	2,703
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	3,179,300	2,700
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	2,695
*	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSSC)	821,520	2,694
	Bank of Zhengzhou Co. Ltd. Class A	4,739,549	2,693
	Beijing Originwater Technology Co. Ltd. Class A	2,479,000	2,689
	Zhefu Holding Group Co. Ltd. Class A	3,107,950	2,685
	Wens Foodstuffs Group Co. Ltd. Class A	1,199,555	2,664
	Tianjin Guangyu Development Co. Ltd. Class A	3,178,190	2,662
	Sichuan Road & Bridge Co. Ltd. Class A	2,563,350	2,662
	China High Speed Transmission Equipment Group Co. Ltd.	3,664,194	2,653
	Longshine Technology Group Co. Ltd. Class A	1,048,056	2,652
*	Suofeiya Home Collection Co. Ltd. Class A	590,200	2,649
*	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	2,649
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	954,389	2,647
	China World Trade Center Co. Ltd. Class A	1,228,300	2,643
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,057,207	2,642
	DHC Software Co. Ltd. Class A	2,504,600	2,638
	Chengtun Mining Group Co. Ltd. Class A	2,289,000	2,637
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	869,543	2,635
*	Fullshare Holdings Ltd.	125,374,894	2,631
	Nanjing Securities Co. Ltd. Class A	1,739,000	2,631
	Sieyuan Electric Co. Ltd. Class A	541,400	2,630
	Unisplendour Corp. Ltd. Class A	934,552	2,630
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,771,300	2,628
	Xiamen C & D Inc. Class A	2,095,800	2,623
	Monalisa Group Co. Ltd. Class A	494,285	2,621
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	2,620
[1]	Dongfang Electric Corp. Ltd. Class H	3,117,243	2,610

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	CSG Holding Co. Ltd. Class A	1,885,832	2,602
*	Ingenic Semiconductor Co. Ltd. Class A	238,746	2,590
*	China CSSC Holdings Ltd. Class A	1,073,164	2,585
	China Fortune Land Development Co. Ltd. Class A	2,998,223	2,580
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	2,576
	Harbin Boshi Automation Co. Ltd. Class A	1,241,125	2,574
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	2,571
	BBMG Corp. Class A (XSSC)	5,978,491	2,565
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	373,500	2,562
	Xinfengming Group Co. Ltd. Class A	940,069	2,561
	Grandjoy Holdings Group Co. Ltd. Class A	4,543,046	2,559
	Shenzhen Jinjia Group Co. Ltd. Class A	1,579,368	2,533
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,359,654	2,523
*,1,2	Ascletis Pharma Inc.	6,600,680	2,516
*	Topsec Technologies Group Inc. Class A	899,100	2,514
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,121,400	2,514
*	Inspur International Ltd.	7,694,604	2,512
	Shenzhen Goodix Technology Co. Ltd. Class A	143,147	2,510
	Bear Electric Appliance Co. Ltd. Class A	222,590	2,507
	Shenzhen Properties & Resources Development Group Ltd. Class A	1,389,110	2,504
	Huapont Life Sciences Co. Ltd. Class A	2,507,000	2,503
*	Tianshan Aluminum Group Co. Ltd. Class A	1,613,400	2,501
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,177,149	2,498
	China Galaxy Securities Co. Ltd. Class A	1,620,500	2,493
	Guangdong Hongda Blasting Co. Ltd. Class A	577,800	2,477
	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	2,475
*	Harbin Electric Co. Ltd. Class H	8,430,912	2,469
*	Sinofert Holdings Ltd.	18,989,406	2,468
	Shanghai Haixin Group Co. Class B	7,509,733	2,461
	Jizhong Energy Resources Co. Ltd. Class A	4,360,176	2,460
*	Markor International Home Furnishings Co. Ltd. Class A	2,963,600	2,455
	360 Security Technology Inc. Class A	1,257,191	2,444
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,452,983	2,441
	China Express Airlines Co. Ltd. Class A	1,037,390	2,440
	Grandblue Environment Co. Ltd. Class A	664,636	2,436
	CPMC Holdings Ltd.	4,296,632	2,433
	Beijing E-Hualu Information Technology Co. Ltd. Class A	639,723	2,425
	Xingda International Holdings Ltd.	9,119,131	2,415
	Blue Sail Medical Co. Ltd. Class A	663,503	2,412
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,444,800	2,405
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,259,800	2,397
	Shanxi Coking Co. Ltd. Class A	2,412,978	2,392
	Newland Digital Technology Co. Ltd. Class A	1,109,697	2,388
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,161,230	2,384
	Huaan Securities Co. Ltd. Class A	2,531,600	2,376
*	Guosheng Financial Holding Inc. Class A	1,441,200	2,371
	Chongqing Department Store Co. Ltd. Class A	477,000	2,371
	Beijing Capital Land Ltd. Class H	17,736,657	2,370
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	1,192,737	2,365
	Sichuan Yahua Industrial Group Co. Ltd. Class A	756,600	2,365
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	2,362
*	Chengzhi Co. Ltd. Class A	1,133,107	2,361
	Cinda Real Estate Co. Ltd. Class A	4,212,701	2,360
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,357
*	Hanergy Thin Film Power Group Ltd.	84,704,000	2,356
	Quectel Wireless Solutions Co. Ltd. Class A	84,497	2,349

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	2,345
*	Gree Real Estate Co. Ltd. Class A	2,252,569	2,337
	Huagong Tech Co. Ltd. Class A	750,600	2,335
	IKD Co. Ltd. Class A	1,057,868	2,334
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	6,789,105	2,334
	Zhende Medical Co. Ltd. Class A	286,538	2,333
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,729,000	2,331
	Chaowei Power Holdings Ltd.	6,418,936	2,327
	Changsha Jingjia Microelectronics Co. Ltd. Class A	206,987	2,323
	Edan Instruments Inc. Class A	839,800	2,323
	Do-Fluoride Chemicals Co. Ltd. Class A	629,700	2,319
	China Fangda Group Co. Ltd. Class B	6,247,740	2,314
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	2,310
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,111,200	2,302
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,227,358	2,300
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	1,112,850	2,299
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	196,858	2,298
[2]	China Everbright Greentech Ltd.	5,785,810	2,288
	Shenzhen World Union Group Inc. Class A	2,523,380	2,286
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,394,600	2,282
	Maccura Biotechnology Co. Ltd. Class A	310,315	2,275
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,272
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	2,261
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,257
	China Railway Signal & Communication Corp. Ltd. Class A	2,606,413	2,257
	BGI Genomics Co. Ltd. Class A	113,290	2,256
*,3	China Huiyuan Juice Group Ltd.	8,667,863	2,254
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	324,346	2,252
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,250
	Sansteel Minguang Co. Ltd. Fujian Class A	1,782,300	2,250
	China CYTS Tours Holding Co. Ltd. Class A	1,210,130	2,245
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,181,776	2,242
	Shanghai Construction Group Co. Ltd. Class A	5,005,400	2,242
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	2,242
	Beijing Capital Co. Ltd. Class A	4,889,190	2,242
	Leo Group Co. Ltd. Class A	5,903,800	2,240
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	2,240
	INESA Intelligent Tech Inc. Class B	5,100,446	2,238
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	914,200	2,237
	Beijing Thunisoft Corp. Ltd. Class A	810,273	2,235
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	620,981	2,230
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	2,224
	Opple Lighting Co. Ltd. Class A	479,456	2,222
	Beijing GeoEnviron Engineering & Technology Inc. Class A	703,497	2,219
	China Aerospace Times Electronics Co. Ltd. Class A	2,100,400	2,211
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	410,384	2,210
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	2,386,296	2,209
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	735,254	2,208
	Rongan Property Co. Ltd. Class A	5,189,100	2,207
	Wuhu Token Science Co. Ltd. Class A	1,890,328	2,203
	Hongta Securities Co. Ltd. Class A	1,131,403	2,200
*	CSSC Offshore & Marine Engineering Group Co. Ltd. Class H	2,247,207	2,186
	Chow Tai Seng Jewellery Co. Ltd. Class A	458,134	2,184
	Sanquan Food Co. Ltd. Class A	711,023	2,182
	Haohua Chemical Science & Technology Co. Ltd. Class A	678,900	2,175

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	East Group Co. Ltd. Class A	2,257,800	2,173
	Shenzhen Tagen Group Co. Ltd. Class A	2,271,945	2,169
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	2,169
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,146,287	2,163
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	1,004,082	2,161
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	1,626,253	2,157
*	Fantasia Holdings Group Co. Ltd.	16,757,404	2,150
	Aerospace CH UAV Co. Ltd.	743,200	2,146
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	2,143
*	B-Soft Co. Ltd. Class A	1,350,150	2,140
	Beibuwan Port Co. Ltd. Class A	1,547,140	2,128
	Oceanwide Holdings Co. Ltd. Class A	4,993,346	2,117
	Three's Co. Media Group Co. Ltd. Class A	116,400	2,117
	Victory Giant Technology Huizhou Co. Ltd. Class A	589,700	2,114
	Zhejiang Medicine Co. Ltd. Class A	841,500	2,114
*	Zhongtai Securities Co. Ltd. Class A	1,281,900	2,101
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	2,094
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	482,462	2,089
	Xiamen Jihong Technology Co. Ltd. Class A	496,984	2,088
	Sichuan Expressway Co. Ltd. Class A (XSSC)	4,169,792	2,086
	MLS Co. Ltd. Class A	1,032,565	2,084
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,900	2,084
	Ninestar Corp. Class A	533,014	2,083
	Eastern Communications Co. Ltd. Class B	4,633,259	2,077
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	691,425	2,068
	Dashang Co. Ltd. Class A	632,143	2,054
	Jiangxi Bank Co. Ltd. Class H	4,905,882	2,053
	Offshore Oil Engineering Co. Ltd. Class A	3,045,700	2,041
*,1	First Tractor Co. Ltd. Class H	4,203,089	2,039
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,032
	Hubei Dinglong Co. Ltd. Class A	811,900	2,032
	Huabao Flavours & Fragrances Co. Ltd. Class A	312,644	2,028
	Lier Chemical Co. Ltd. Class A	548,302	2,027
	China Zheshang Bank Co. Ltd. Class A	3,307,700	2,018
	Tangshan Jidong Cement Co. Ltd. Class A	930,500	2,012
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	908,570	2,008
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,177,773	2,007
	Wanxiang Qianchao Co. Ltd. Class A	2,627,230	2,003
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,462,720	2,003
*,1,3	National Agricultural Holdings Ltd.	13,075,708	2,003
	Xiamen Intretech Inc. Class A	319,260	2,000
	Avic Heavy Machinery Co. Ltd. Class A	733,100	1,999
	Shanghai Environment Group Co. Ltd. Class A	1,166,955	1,994
*	Shandong Airlines Co. Ltd. Class B	2,875,455	1,992
*,1	Colour Life Services Group Co. Ltd.	4,683,206	1,985
	Jinduicheng Molybdenum Co. Ltd. Class A	2,220,900	1,974
	Bestsun Energy Co. Ltd. Class A	2,641,580	1,973
*	Goldenmax International Technology Ltd. Class A	858,300	1,969
	Shanghai Jin Jiang Online Network Service Co. Ltd.	2,763,268	1,964
	China Minmetals Rare Earth Co. Ltd. Class A	748,600	1,963
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	3,004,861	1,962
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,699,592	1,961
	Wuxi Taiji Industry Co. Ltd. Class A	1,631,000	1,953
*	Hebei Chengde Lolo Co. Class A	1,864,868	1,949
	Qingdao Port International Co. Ltd. Class A	1,940,620	1,943
	NSFOCUS Technologies Group Co. Ltd. Class A	830,084	1,939
	Digital China Group Co. Ltd. Class A	743,500	1,935
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,929
*	Tech-Bank Food Co. Ltd. Class A	881,900	1,928
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	1,918

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,916
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	1,916
	Shenzhen Desay Battery Technology Co. Class A	173,900	1,914
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,426,679	1,909
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,904
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	399,500	1,903
	Angang Steel Co. Ltd. Class A	2,532,750	1,902
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	1,901
	Dongjiang Environmental Co. Ltd. Class A	1,606,081	1,894
	Shanghai Industrial Urban Development Group Ltd.	18,416,093	1,893
	Liaoning Port Co. Ltd. Class A	7,079,965	1,882
	Hebei Construction Group Corp. Ltd. Class H	5,553,359	1,882
	Camel Group Co. Ltd. Class A	1,012,512	1,868
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	749,700	1,867
*	Central China Securities Co. Ltd. Class H	10,287,233	1,866
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	178,240	1,861
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	4,044,300	1,860
	Bethel Automotive Safety Systems Co. Ltd. Class A	402,100	1,860
	Yunda Holding Co. Ltd. Class A	748,202	1,858
	Jiangling Motors Corp. Ltd. Class A	501,178	1,851
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,850
*	Shenzhen Infogem Technologies Co. Ltd. Class A	809,700	1,847
*	Ourpalm Co. Ltd. Class A	2,836,875	1,845
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	165,395	1,845
	Nanjing Hanrui Cobalt Co. Ltd. Class A	163,500	1,844
*	GCL System Integration Technology Co. Ltd. Class A	3,838,800	1,838
	China TransInfo Technology Co. Ltd. Class A	795,500	1,834
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,146,746	1,834
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,000,383	1,834
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,831
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,830
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,829
*	Kama Co. Ltd. Class B	4,882,955	1,827
	China Meheco Co. Ltd. Class A	922,364	1,826
	Guangshen Railway Co. Ltd. Class A (XSSC)	5,495,100	1,823
	Zhongyuan Environment-Protection Co. Ltd. Class A (XSEC)	1,826,900	1,823
*	ChemPartner PharmaTech Co. Ltd. Class A	820,246	1,817
	Yusys Technologies Co. Ltd. Class A	402,700	1,807
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,801
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	491,800	1,801
*	Polaris Bay Group Co. Ltd. Class A	1,260,500	1,801
	Sunflower Pharmaceutical Group Co. Ltd. Class A	728,495	1,800
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,091,252	1,800
	SGIS Songshan Co. Ltd. Class A	2,336,400	1,797
*	Beijing Strong Biotechnologies Inc. Class A	569,700	1,793
	Qingling Motors Co. Ltd. Class H	7,706,582	1,792
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	1,790
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,784
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,780
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,780
	Jiuzhitang Co. Ltd. Class A	1,329,601	1,779
	Sonoscape Medical Corp. Class A	380,861	1,770
	Xinjiang Tianshan Cement Co. Ltd. Class A	783,700	1,764
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,763
	Hangjin Technology Co. Ltd. Class A	522,400	1,762
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,757

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	CCS Supply Chain Management Co. Ltd. Class A	1,943,924	1,755
	Central China Real Estate Ltd.	3,190,631	1,755
	Sichuan Expressway Co. Ltd. Class H	7,303,904	1,729
	Wuhan Jingce Electronic Group Co. Ltd. Class A	198,761	1,728
	Henan Yuguang Gold & Lead Co. Ltd. Class A	2,026,300	1,726
	Valiant Co. Ltd. Class A	719,500	1,725
[3]	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,144,700	1,724
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	302,331	1,722
	Nanjing Iron & Steel Co. Ltd. Class A	2,651,246	1,721
	China Publishing & Media Co. Ltd. Class A (XSHG)	1,550,950	1,717
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,027,700	1,714
*	Visionox Technology Inc. Class A	1,176,672	1,707
	Taiji Computer Corp. Ltd. Class A	542,591	1,707
	Lu Thai Textile Co. Ltd. Class B	3,434,200	1,705
	Toly Bread Co. Ltd. Class A	224,325	1,703
	Xiamen Meiya Pico Information Co. Ltd. Class A	660,620	1,702
	Westone Information Industry Inc. Class A	648,989	1,702
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	988,140	1,701
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,022,980	1,681
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,681
	Dazhong Transportation Group Co. Ltd. Class A	3,104,070	1,678
	Hainan Strait Shipping Co. Ltd. Class A	1,644,301	1,667
	Caitong Securities Co. Ltd. Class A	1,083,100	1,667
	Huafu Fashion Co. Ltd.	1,846,024	1,666
	Wolong Electric Group Co. Ltd. Class A	1,008,100	1,654
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	1,653
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,649
	Lao Feng Xiang Co. Ltd. Class A	192,928	1,644
	Jiajiayue Group Co. Ltd. Class A	610,605	1,643
	Accelink Technologies Co. Ltd. Class A	479,400	1,642
	CGN Power Co. Ltd. Class A	3,900,400	1,632
	IReader Technology Co. Ltd. Class A	366,700	1,630
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,629
	CNOOC Energy Technology & Services Ltd. Class A	4,347,600	1,628
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,624
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	624,500	1,623
	Guangdong South New Media Co. Ltd. Class A	222,495	1,613
	Shanghai Pudong Construction Co. Ltd. Class A	1,680,539	1,609
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,604
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,808,193	1,599
	Sino-Platinum Metals Co. Ltd. Class A	408,200	1,598
	China Merchants Land Ltd.	10,884,105	1,594
	Shanghai Highly Group Co. Ltd. Class B	3,167,777	1,593
	Sai Micro Electronics Inc. Class A	521,574	1,587
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,585
	Eternal Asia Supply Chain Management Ltd. Class A	2,012,797	1,583
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,002,840	1,582
	AECC Aero-Engine Control Co. Ltd. Class A	565,000	1,578
	Bluestar Adisseo Co. Class A	845,412	1,577
	YaGuang Technology Group Co. Ltd.	1,311,300	1,576
*	CMST Development Co. Ltd. Class A	1,922,706	1,572
	Wellhope Foods Co. Ltd. Class A	921,083	1,566
	Shennan Circuits Co. Ltd. Class A	127,854	1,564
*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,439,874	1,562
	Sino Wealth Electronic Ltd. Class A	203,063	1,551
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,550
	Anhui Xinhua Media Co. Ltd. Class A	2,084,372	1,550

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Beijing Global Safety Technology Co. Ltd. Class A	441,303	1,549
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	440,777	1,541
	Luenmei Quantum Co. Ltd. Class A	1,097,170	1,538
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,533
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	802,000	1,533
	Liuzhou Iron & Steel Co. Ltd. Class A	1,379,661	1,531
[1,2]	Everbright Securities Co. Ltd. Class H	1,951,197	1,529
	STO Express Co. Ltd. Class A	1,144,747	1,519
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,514
	PCI Technology Group Co. Ltd. Class A	1,547,000	1,510
	Zhejiang Hangmin Co. Ltd. Class A	1,790,533	1,509
*	Siasun Robot & Automation Co. Ltd. Class A	1,007,740	1,501
	China National Accord Medicines Corp. Ltd. Class A	231,918	1,495
	Glarun Technology Co. Ltd. Class A	704,000	1,493
*	Sinopec Oilfield Service Corp. Class A	4,928,000	1,481
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,480
*	Shang Gong Group Co. Ltd. Class B	4,114,100	1,478
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,233,324	1,478
	Amoy Diagnostics Co. Ltd. Class A	112,250	1,477
	Jiangsu Guotai International Group Co. Ltd.	1,469,884	1,476
	Beijing Tongtech Co. Ltd. Class A	266,514	1,474
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	1,381,020	1,472
*	Berry Genomics Co. Ltd. Class A	321,450	1,471
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	513,916	1,470
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,452
	All Winner Technology Co. Ltd. Class A	224,700	1,445
	Juneyao Airlines Co. Ltd. Class A	632,430	1,444
	Shenzhen Kedali Industry Co. Ltd. Class A	126,605	1,433
	YGSOFT Inc. Class A	1,107,051	1,416
	Goldcard Smart Group Co. Ltd.	851,537	1,412
	Xiamen ITG Group Corp. Ltd. Class A	1,327,000	1,407
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,779,400	1,407
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	1,406
	Inspur Software Co. Ltd. Class A	748,942	1,404
	Sichuan Shuangma Cement Co. Ltd. Class A	706,900	1,403
	KPC Pharmaceuticals Inc. Class A	973,100	1,401
	Wuhan Department Store Group Co. Ltd. Class A	797,600	1,399
	Better Life Commercial Chain Share Co. Ltd. Class A	1,193,400	1,395
	Guangxi Liugong Machinery Co. Ltd. Class A	942,500	1,392
*	Myhome Real Estate Development Group Co. Ltd. Class A	5,020,205	1,387
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	2,434,280	1,387
	Guangdong Tapai Group Co. Ltd. Class A	803,509	1,386
	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	1,671,161	1,375
	Shanxi Blue Flame Holding Co. Ltd. Class A	1,481,143	1,374
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,373
	Changchun Faway Automobile Components Co. Ltd. Class A	897,250	1,373
	Sichuan Languang Development Co. Ltd. Class A	2,280,500	1,369
	Anhui Korrun Co. Ltd. Class A	387,100	1,363
	Lakala Payment Co. Ltd. Class A	269,300	1,355
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,350
	Hangzhou Shunwang Technology Co. Ltd. Class A	685,400	1,350
	Suzhou TFC Optical Communication Co. Ltd. Class A	205,402	1,350
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,348
*,3	China Fiber Optic Network System Group Ltd.	14,959,600	1,348

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shanghai Belling Co. Ltd. Class A	505,200	1,343
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,717,949	1,340
	Shenzhen Tellus Holding Co. Ltd. Class A	604,735	1,337
	Konka Group Co. Ltd. Class A	1,345,700	1,336
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,334
*	Focused Photonics Hangzhou Inc. Class A	763,562	1,319
	Anhui Construction Engineering Group Co. Ltd. Class A	2,114,587	1,315
	China Merchants Port Group Co. Ltd. Class A	581,974	1,314
*	Guocheng Mining Co. Ltd. Class A	935,164	1,313
	Air China Ltd. Class A (XSSC)	1,040,700	1,313
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	1,313
	Ningbo Huaxiang Electronic Co. Ltd. Class A	491,300	1,312
*	Hytera Communications Corp. Ltd. Class A	1,706,400	1,309
	Shandong Denghai Seeds Co. Ltd. Class A	553,600	1,303
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,302
	Shanghai AtHub Co. Ltd. Class A	274,170	1,301
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	853,013	1,298
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	803,879	1,293
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,537,944	1,284
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,656,230	1,280
	Genimous Technology Co. Ltd. Class A	1,363,240	1,279
*	Shandong Xinchao Energy Corp. Ltd. Class A	5,416,100	1,278
	CSSC Science & Technology Co. Ltd. Class A	759,200	1,277
	ADAMA Ltd. Class A	933,088	1,275
	Xuji Electric Co. Ltd. Class A	609,800	1,271
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,271
	Xi'an Triangle Defense Co. Ltd. Class A	286,400	1,271
*,3	CT Environmental Group Ltd.	28,987,223	1,269
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	3,485,000	1,269
	Maoye Commercial Co. Ltd. Class A	2,306,770	1,268
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,722,003	1,265
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,263
	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	1,259
	LianChuang Electronic Technology Co. Ltd. Class A	735,009	1,256
	DBG Technology Co. Ltd. Class A	748,242	1,254
*	Bilibili Inc.	10,880	1,248
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,247
*	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,231
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	1,231
	Xinhuanet Co. Ltd. Class A	450,435	1,222
	Beijing Forever Technology Co. Ltd. Class A	1,005,200	1,220
	Hexing Electrical Co. Ltd. Class A	655,820	1,217
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,458,963	1,216
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,213
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	1,206
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	465,800	1,205
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,203
	Shenzhen Anche Technologies Co. Ltd. Class A	233,410	1,202
*	C&D Property Management Group Ltd.	2,008,000	1,200
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,199
	Dare Power Dekor Home Co. Ltd. Class A	563,966	1,198
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	836,700	1,178
	Shanghai Industrial Development Co. Ltd. Class A	1,619,800	1,174
	Bank of Qingdao Co. Ltd. Class A	1,519,072	1,170
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	888,084	1,169
*	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	1,164

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	800,952	1,162
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	329,500	1,153
*	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,146
	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,146
	Loncin Motor Co. Ltd. Class A	2,208,249	1,141
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	717,873	1,136
	Shenzhen Yinghe Technology Co. Ltd. Class A	435,974	1,133
	Foran Energy Group Co. Ltd.	769,187	1,132
*	Chongqing Iron & Steel Co. Ltd. Class H	4,615,201	1,129
*	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	1,128
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	444,716	1,124
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	833,100	1,123
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	1,123
	GCI Science & Technology Co. Ltd. Class A	593,000	1,122
	Shanghai Shenda Co. Ltd. Class A	1,780,668	1,122
*	GDS Holdings Ltd. Class A	108,270	1,119
	Luoniushan Co. Ltd. Class A	869,300	1,113
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,113
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,112
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,112
	Guizhou Gas Group Corp. Ltd. Class A	786,060	1,109
	Beijing North Star Co. Ltd. Class H	6,028,389	1,108
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	1,108
	Tibet Summit Resources Co. Ltd. Class A	573,840	1,107
	Dongjiang Environmental Co. Ltd. Class H	1,856,046	1,100
*	Zhejiang Narada Power Source Co. Ltd. Class A	671,600	1,100
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	1,099
	Shinva Medical Instrument Co. Ltd. Class A	427,779	1,099
	Xinyu Iron & Steel Co. Ltd. Class A	1,086,200	1,098
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,439,200	1,097
	Holitech Technology Co. Ltd. Class A	2,159,500	1,092
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	1,090
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,235,186	1,082
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	3,813,421	1,082
	Hangcha Group Co. Ltd. Class A	335,544	1,082
	Electric Connector Technology Co. Ltd. Class A	164,548	1,080
	Gansu Shangfeng Cement Co. Ltd. Class A	360,100	1,072
	Rainbow Digital Commercial Co. Ltd. Class A	1,000,592	1,068
	China Aluminum International Engineering Corp. Ltd. Class A	2,197,500	1,068
*	MYS Group Co. Ltd. Class A	1,903,600	1,060
	Shenzhen SDG Information Co. Ltd. Class A	966,740	1,058
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,055
	Shandong New Beiyang Information Technology Co. Ltd. Class A	750,600	1,054
	Vats Liquor Chain Store Management JSC Ltd. Class A	183,300	1,053
	Youzu Interactive Co. Ltd. Class A	441,400	1,050
	Unilumin Group Co. Ltd. Class A	842,477	1,050
	Digital China Information Service Co. Ltd. Class A	496,802	1,049
	Transfar Zhilian Co. Ltd. Class A	1,103,868	1,040
	Hunan Gold Corp. Ltd. Class A	855,220	1,038
	Qingdao Rural Commercial Bank Corp. Class A	1,564,725	1,036
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	1,035
	Shengda Resources Co. Ltd. Class A	493,300	1,033
*	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,031

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Hubei Kaile Science & Technology Co. Ltd. Class A	809,320	1,027
*	Jiangsu Hoperun Software Co. Ltd. Class A	693,500	1,022
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,009
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	483,991	1,009
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	958,095	1,008
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,251,600	1,003
	Zhejiang Communications Technology Co. Ltd.	1,187,501	1,000
	Chongqing Dima Industry Co. Ltd. Class A	2,361,340	992
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	165,620	985
	Skyworth Digital Co. Ltd. Class A	783,757	984
	Long Yuan Construction Group Co. Ltd. Class A	1,293,300	983
	Shanghai Maling Aquarius Co. Ltd. Class A	778,100	981
*	ZJBC Information Technology Co. Ltd. Class A	1,051,338	973
	Shanghai Kinetic Medical Co. Ltd. Class A	560,300	968
*	Macrolink Culturaltainment Development Co. Ltd. Class A	2,622,478	963
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	772,084	954
	China Publishing & Media Co. Ltd. Class A (XSSC)	850,040	941
	Konfoong Materials International Co. Ltd. Class A	150,800	940
	Yotrio Group Co. Ltd. Class A	1,733,900	937
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	935
*	Alpha Group Class A	989,100	931
	Fujian Longking Co. Ltd. Class A	710,193	929
	Shandong Humon Smelting Co. Ltd. Class A	497,500	926
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	2,512,869	922
*	Tahoe Group Co. Ltd. Class A	2,304,845	917
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,363,100	911
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	42,000	903
*	Huazhu Group Ltd. (XHKG)	15,475	902
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	913,300	891
	Shenzhen Senior Technology Material Co. Ltd. Class A	188,200	891
	Jiangxi Wannianqing Cement Co. Ltd. Class A	433,690	889
*	Bengang Steel Plates Co. Ltd. Class B	3,113,309	877
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,300,300	877
	Greattown Holdings Ltd. Class A	1,564,400	875
	China Oilfield Services Ltd. Class A	430,400	875
	BOC International China Co. Ltd. Class A	371,200	868
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	445,341	867
	Fibocom Wireless Inc. Class A	98,700	867
	Jinyuan EP Co. Ltd. Class A	813,442	863
	Sumavision Technologies Co. Ltd. Class A	1,459,200	857
	Risen Energy Co. Ltd. Class A	438,759	856
	Vatti Corp. Ltd. Class A	763,400	854
	Chongqing Water Group Co. Ltd. Class A	1,034,900	850
*	Tongding Interconnection Information Co. Ltd. Class A	1,459,101	843
*	Hand Enterprise Solutions Co. Ltd. Class A	845,500	838
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	453,700	836
	Henan Pinggao Electric Co. Ltd. Class A	916,335	834
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,078,900	832
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,512,000	831
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	631,200	831
*	Doushen Beijing Education & Technology Inc. Class A	738,495	827
	China Dive Corp. Ltd. Class A	264,536	826
	Canny Elevator Co. Ltd. Class A	560,800	825
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	148,000	825
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,201,600	822
	Nanfang Zhongjin Environment Co. Ltd. Class A	1,967,300	819
	China High Speed Railway Technology Co. Ltd. Class A	2,362,313	817

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Beijing VRV Software Corp. Ltd. Class A	1,199,400	814
*,3	HY Energy Group Co. Ltd. Class A	930,868	810
	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	806
*	Hainan Ruize New Building Material Co. Ltd. Class A	990,300	803
	Tibet Tianlu Co. Ltd. Class A	734,904	801
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	314,760	793
	Everbright Jiabao Co. Ltd. Class A	1,702,286	791
*	China Harzone Industry Corp. Ltd. Class A	614,775	783
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	572,200	779
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	777
	Guomai Technologies Inc. Class A	850,700	776
*	Zhejiang Jingu Co. Ltd. Class A	755,112	774
*	First Tractor Co. Ltd. Class A (XSSC)	422,600	774
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	574,900	773
	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,191,780	771
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	524,300	764
	Huizhou Speed Wireless Technology Co. Ltd. Class A	478,500	758
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	297,940	748
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,725,104	736
	263 Network Communications Co. Ltd. Class A	1,064,126	736
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	129,400	731
	Zhuhai Bojay Electronics Co. Ltd. Class A	58,200	725
	Deppon Logistics Co. Ltd. Class A	375,100	716
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,701	712
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	248,000	711
[2]	Ganfeng Lithium Co. Ltd. Class H	52,800	707
	China Bester Group Telecom Co. Ltd. Class A	397,200	703
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	678,700	703
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	423,300	694
	Zhongfu Information Inc. Class A	121,600	684
*	Wutong Holding Group Co. Ltd. Class A	1,377,500	676
	Xinjiang Communications Construction Group Co. Ltd. Class A	409,000	676
[2]	Shandong Gold Mining Co. Ltd. Class H	369,800	675
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	763,200	672
	Jiangsu Huaxicun Co. Ltd. Class A	698,300	671
	FAWER Automotive Parts Co. Ltd. Class A	599,110	665
*	Shandong Xiantan Co. Ltd. Class A (XSEC)	414,900	663
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	418,300	661
*,1	Qutoutiao Inc. ADR	286,610	659
	Beijing Watertek Information Technology Co. Ltd. Class A	1,368,500	654
	JSTI Group Class A	760,180	649
	COFCO Biotechnology Co. Ltd. Class A	462,100	647
	Tongyu Communication Inc. Class A	277,358	639
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	524,600	637
	Three Squirrels Inc. Class A	75,800	634
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,424,050	633
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	633
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,088,100	631
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	409,548	629
	Double Medical Technology Inc. Class A	62,550	626
	Hangzhou Zhongheng Electric Co. Ltd. Class A	480,400	617
	Fujian Green Pine Co. Ltd. Class A	177,800	610
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	716,800	606
	Sino GeoPhysical Co. Ltd. Class A	227,762	603

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A (XSEC)	210,100	602
	Anhui Genuine New Materials Co. Ltd. Class A	110,400	602
*,3	Boshiwa International Holding Ltd.	2,777,000	601
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	493,500	597
	Tangrenshen Group Co. Ltd. Class A	524,700	584
	Misho Ecology & Landscape Co. Ltd. Class A	874,300	580
	Aotecar New Energy Technology Co. Ltd. Class A	1,004,300	572
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,182,500	566
*	Shenzhen Leaguer Co. Ltd. Class A	394,700	561
	Hangzhou Century Co. Ltd. Class A	548,259	555
	Wuhan DR Laser Technology Corp. Ltd. Class A	30,800	545
	Shenzhen Sinovatio Technology Co. Ltd. Class A	89,469	544
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,200	543
	Western Region Gold Co. Ltd. Class A	274,900	531
*,1,3	China Fishery Group Ltd.	9,033,000	516
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	489,800	515
*	HyUnion Holding Co. Ltd. Class A	496,400	508
	Chongqing Rural Commercial Bank Co. Ltd. Class A	788,700	506
[2]	Impro Precision Industries Ltd.	1,878,727	500
	Zhongyuan Environment-Protection Co. Ltd. Class A	498,566	497
	China West Construction Group Co. Ltd. Class A	382,477	494
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	121,600	494
	Shenzhen Aisidi Co. Ltd. Class A	389,000	463
*	CSG Smart Science&Technology Co. Ltd. Class A	301,600	461
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	77,060	459
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	874,100	455
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	197,400	446
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	301,300	446
*	Innuovo Technology Co. Ltd. Class A (XSHE)	566,700	445
	Kunming Yunnei Power Co. Ltd. Class A	825,800	440
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	218,100	437
	Yijiahe Technology Co. Ltd. Class A	30,900	436
	Shenzhen Center Power Tech Co. Ltd. Class A	187,620	434
	Keboda Technology Co. Ltd. Class A	38,200	431
*	Sou Yu Te Group Co. Ltd. Class A	1,700,800	430
*	INKON Life Technology Co. Ltd. Class A	117,500	423
	Chengdu Leejun Industrial Co. Ltd. Class A	303,300	422
	Shanghai Haohai Biological Technology Co. Ltd. Class A	20,132	421
*	Bohai Leasing Co. Ltd. Class A	1,302,200	416
	Inmyshow Digital Technology Group Co. Ltd.	242,100	416
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	116,203	410
	Centre Testing International Group Co. Ltd. Class A	81,000	409
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	110,100	408
*	Hongli Zhihui Group Co. Ltd. Class A	252,700	403
*	Shanghai Pret Composites Co. Ltd. Class A	145,800	391
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	90,700	386
	Jiangsu Linyang Energy Co. Ltd. Class A	377,300	382
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	321,776	379
*	Anhui Tatfook Technology Co. Ltd. Class A	273,416	376
*	Northeast Pharmaceutical Group Co. Ltd. Class A	471,538	364
*	China Animal Healthcare Ltd.	4,917,000	342
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	11,803	339
*	Easysight Supply Chain Management Co. Ltd. Class A	361,492	330
*	Grand Baoxin Auto Group Ltd.	3,081,970	316

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Shandong Xiantan Co. Ltd. Class A (XSHE)	196,500	314
*	Beijing Philisense Technology Co. Ltd. Class A	555,500	309
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	2,396,035	306
	Sichuan Teway Food Group Co. Ltd. Class A	44,600	302
	Shandong Dawn Polymer Co. Ltd. Class A	93,900	276
	Hangzhou Dptech Technologies Co. Ltd. Class A	49,200	266
*	Innuovo Technology Co. Ltd. Class A (XSEC)	323,000	254
	Beijing Ctrowell Technology Corp. Ltd. Class A	167,300	235
	Shanghai Diesel Engine Co. Ltd. Class B	487,359	224
	Feitian Technologies Co. Ltd. Class A	88,600	218
*,3	China Lumena New Materials Corp.	337,200	217
[3]	China Lumena New Materials Corp. Rights Exp. 12/31/2021	337,200	207
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	60,201	201
	Guangxi Wuzhou Communications Co. Ltd. Class A	350,600	200
	JL Mag Rare-Earth Co. Ltd. Class A	31,900	179
	Xi'an Tian He Defense Technology Co. Ltd. Class A	93,600	176
*	Shanghai Phichem Material Co. Ltd. Class A	74,460	170
	Chongqing Zaisheng Technology Corp. Ltd. Class A	89,400	165
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	98,500	122
*	Zai Lab Ltd.	537	89
*,3	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,3	Midas Holdings Ltd.	16,595,800	—
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,1,3	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,3	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,3	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,3	Hua Han Health Industry Holdings Ltd.	13,393,764	—
			40,186,566
Colombia (0.05%)
	Ecopetrol SA	70,561,590	41,548
	Bancolombia SA ADR	1,056,856	31,632
	Interconexion Electrica SA ESP	4,964,189	28,277
	Bancolombia SA Preference Shares	2,929,131	21,851
	Grupo de Inversiones Suramericana SA	3,225,298	16,465
	Bancolombia SA	1,810,767	13,470
	Grupo Aval Acciones y Valores SA Preference Shares	42,462,450	12,501
	Grupo Argos SA	3,957,752	11,167
*	Corp. Financiera Colombiana SA	1,137,444	9,704
	Banco Davivienda SA Preference Shares	1,191,384	9,304
	Cementos Argos SA	6,289,689	8,597
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	3,447
	Grupo Aval Acciones y Valores SA ADR	242,964	1,438
	Ecopetrol SA ADR	4,161	49
			209,450
Czech Republic (0.03%)
	CEZ A/S	2,077,382	57,858
*	Komercni banka A/S	1,011,933	30,632
*	O2 Czech Republic A/S	691,112	8,490
	Philip Morris CR A/S	6,814	4,613
			101,593
Denmark (1.44%)
	Novo Nordisk A/S Class B	20,212,867	1,491,052
	DSV PANALPINA A/S	2,522,147	561,910
	Vestas Wind Systems A/S	12,563,680	518,145
[2]	Orsted A/S	2,361,262	343,245
	Coloplast A/S Class B	1,664,219	275,660
*	Genmab A/S	739,242	271,274

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Carlsberg A/S Class B	1,229,911	215,776
	AP Moller - Maersk A/S Class B	75,194	187,055
	Novozymes A/S Class B	2,553,470	181,099
	Danske Bank A/S	8,250,377	156,821
	GN Store Nord A/S	1,634,549	147,415
*	Pandora A/S	1,198,319	135,708
	Ambu A/S Class B	2,145,550	120,088
	AP Moller - Maersk A/S Class A	50,415	118,459
*	Chr Hansen Holding A/S	1,284,033	117,884
	Tryg A/S	3,989,541	91,228
	Royal Unibrew A/S	614,967	75,119
*,1	Demant A/S	1,344,430	67,305
	SimCorp A/S	507,459	67,096
[2]	Netcompany Group A/S	428,058	44,644
*	ISS A/S	2,345,081	44,467
*	ALK-Abello A/S Class B	86,288	37,367
	ROCKWOOL International A/S Class B	83,119	37,179
	Ringkjoebing Landbobank A/S	356,859	36,277
*,1	Bavarian Nordic A/S	767,635	35,160
*	Jyske Bank A/S (Registered)	715,202	34,833
	Topdanmark A/S	546,164	26,557
	FLSmidth & Co. A/S	647,760	25,533
*	Dfds A/S	406,348	23,959
	H Lundbeck A/S	763,966	23,525
*	NKT A/S	520,668	21,541
	Sydbank A/S	716,217	21,350
*	Zealand Pharma A/S	518,401	17,055
	Schouw & Co. A/S	148,782	15,888
[2]	Scandinavian Tobacco Group A/S Class A	822,229	14,975
*,1	Drilling Co. of 1972 A/S	280,197	11,726
	Chemometec A/S	101,232	10,995
	Spar Nord Bank A/S	917,011	10,149
*	Nilfisk Holding A/S	322,475	9,582
	Alm Brand A/S	821,420	9,339
	D/S Norden A/S	329,297	8,491
			5,662,931
Egypt (0.03%)
*	Commercial International Bank Egypt SAE	17,505,438	65,141
*	Egypt Kuwait Holding Co. SAE	9,309,864	9,317
	Eastern Co. SAE	12,010,090	8,938
*	Egyptian Financial Group-Hermes Holding Co.	7,626,277	6,833
*	ElSewedy Electric Co.	9,153,110	4,710
	Talaat Moustafa Group	11,451,015	4,147
*	Six of October Development & Investment	2,733,433	2,948
	Telecom Egypt Co.	3,596,565	2,490
	Palm Hills Developments SAE	20,964,312	2,142
	Oriental Weavers	4,962,658	1,909
*	Medinet Nasr Housing	7,443,323	1,606
*	Alexandria Mineral Oils Co.	6,185,838	1,181
*	Pioneers Holding for Financial Investments SAE	4,549,802	1,129
	Heliopolis Housing	3,593,942	1,061
			113,552
Finland (0.85%)
	Nordea Bank Abp	42,445,968	439,104
	Kone OYJ Class B	4,930,809	387,278
*	Nokia OYJ	70,298,223	333,000
	Neste OYJ	5,205,399	314,774
	Sampo OYJ Class A	6,335,910	300,542
	UPM-Kymmene OYJ	6,651,688	260,129
	Fortum OYJ	5,443,005	143,036

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Stora Enso OYJ	7,240,163	138,522
	Kesko OYJ Class B	3,368,434	102,567
	Elisa OYJ	1,802,273	102,166
	Metso Outotec OYJ	7,674,293	86,213
	Wartsila OYJ Abp	6,092,957	78,629
	Valmet OYJ	1,691,589	70,653
	Nokian Renkaat OYJ	1,722,437	64,129
	Orion OYJ Class B	1,293,016	57,236
	Huhtamaki OYJ	1,190,206	56,465
	Kojamo OYJ	2,473,136	53,558
	Konecranes OYJ Class A	928,482	42,735
	Cargotec OYJ Class B	610,610	35,360
	TietoEVRY OYJ (XHEL)	893,111	30,930
	Metsa Board OYJ	2,370,638	30,162
*	QT Group OYJ	233,520	27,628
*	Outokumpu OYJ	3,985,376	25,900
	Kemira OYJ	1,279,336	20,898
	Neles OYJ	1,327,888	19,321
	Uponor OYJ	617,593	17,983
	Revenio Group OYJ	222,779	15,995
	Sanoma OYJ	861,911	14,963
	YIT OYJ	1,895,561	11,743
	TietoEVRY OYJ (XOSL)	322,882	11,234
[2]	Terveystalo OYJ	781,540	11,178
[1]	Citycon OYJ	991,330	8,705
	Raisio OYJ	1,397,897	6,877
*,1	Finnair OYJ	7,861,160	6,815
	F-Secure OYJ	1,011,414	4,816
	Ahlstrom-Munksjo OYJ	147,156	3,137
	Oriola OYJ Class B	1,316,031	3,013
			3,337,394
France (6.11%)
	LVMH Moet Hennessy Louis Vuitton SE	3,120,980	2,351,192
	Sanofi	13,643,994	1,430,469
	TOTAL SE	30,314,586	1,339,838
	Schneider Electric SE	6,592,486	1,051,870
*	L'Oreal SA Loyalty Shares	2,539,491	1,039,846
*	BNP Paribas SA	13,545,056	868,478
*	Airbus SE	6,935,571	834,070
*	Air Liquide SA Loyalty Shares	4,886,128	822,836
	Kering SA	929,001	744,420
	AXA SA	24,061,858	679,628
	Vinci SA	5,648,238	619,780
	EssilorLuxottica SA	3,691,251	614,371
*	Safran SA	4,026,878	601,248
	Pernod Ricard SA	2,588,939	531,682
	Danone SA	7,503,885	529,696
	Hermes International	386,008	484,483
	Dassault Systemes SE	1,644,785	381,545
*	Cie de Saint-Gobain	5,966,723	376,471
	Capgemini SE	1,969,178	360,846
*	Vivendi SE	9,751,664	339,948
	Legrand SA	3,352,456	326,328
	Cie Generale des Etablissements Michelin SCA	2,190,815	317,012
*	Engie SA	20,673,984	307,949
*,2	Worldline SA	3,035,772	298,047
	Orange SA	23,894,181	297,560
	STMicroelectronics NV (XPAR)	7,902,687	295,175
	Teleperformance	728,059	281,136
*	Societe Generale SA	9,623,769	273,769
*	Credit Agricole SA	14,554,335	225,130

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Veolia Environnement SA	6,358,078	202,791
*	Alstom SA	3,404,810	185,942
	Publicis Groupe SA	2,735,137	177,018
	Edenred	3,098,447	175,656
*	Eurofins Scientific SE	1,526,990	151,236
	Carrefour SA	7,266,570	140,732
	Sartorius Stedim Biotech	302,872	139,105
	Thales SA	1,268,157	129,284
	L'Oreal SA	285,417	116,870
	Bouygues SA	2,641,211	113,190
	Suez SA	4,672,200	111,671
	Arkema SA	848,716	106,104
*	Bureau Veritas SA	3,538,482	105,826
*	Eiffage SA	942,914	103,285
	Gecina SA	700,988	102,609
	Air Liquide SA	594,141	100,055
	Valeo SA	2,994,396	97,036
*	Accor SA	2,333,866	93,976
*	Electricite de France SA	6,387,838	93,206
*	Getlink SE	5,831,044	92,757
*	Renault SA	2,289,213	92,274
*	Ubisoft Entertainment SA	1,174,348	88,128
*	Faurecia SE	1,508,386	81,509
*	Orpea SA	625,852	80,548
*	Atos SE	1,179,822	80,345
[2]	Euronext NV	779,779	78,432
*	Rexel SA	3,865,433	75,984
*	L'Oreal SA (Registered)	178,621	73,140
	BioMerieux	536,780	63,851
*	SCOR SE	1,967,550	63,574
*,2	Amundi SA	711,209	63,382
	Klepierre SA	2,375,692	63,054
	Bollore SA	12,339,788	62,301
	Remy Cointreau SA	309,351	61,809
*	Air Liquide SA Loyalty Shares	344,294	57,980
*	SEB SA	317,033	57,736
	Rubis SCA	1,202,890	56,467
	Covivio	627,735	56,001
*	SOITEC	270,327	54,589
[2]	La Francaise des Jeux SAEM	1,023,636	52,458
*	Natixis SA	10,428,513	50,922
	Wendel SE	363,919	48,442
*	Aeroports de Paris	360,046	46,152
*	Alten SA	364,650	45,654
	Ipsen SA	442,791	42,807
*	TechnipFMC plc	5,743,275	42,777
*	SPIE SA	1,597,896	40,391
*,1	Lagardere SCA	1,473,069	39,650
*	Sodexo SA ACT Loyalty Shares	391,943	39,213
*	Eurazeo SE	448,928	37,404
	Iliad SA	194,273	35,278
*	Elis SA (XPAR)	1,956,380	35,012
[1]	SES SA Class A FDR	4,596,293	34,843
*	Sopra Steria Group SACA	185,080	34,445
*	Sodexo SA	337,433	33,760
*	Dassault Aviation SA	30,905	33,669
*	Korian SA	832,966	33,352
[1]	ICADE	425,190	33,087
[1]	CNP Assurances	1,879,375	32,872
*	Nexans SA	396,472	32,561
	Nexity SA	576,326	31,233

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Eutelsat Communications SA	2,304,419	29,160
	Imerys SA	490,964	25,521
	Cie Plastic Omnium SA	728,025	24,462
	Gaztransport Et Technigaz SA	286,244	24,433
*	Casino Guichard Perrachon SA	678,221	23,681
	Societe BIC SA	330,718	23,371
*	JCDecaux SA	913,259	23,250
*,1	Air France-KLM	4,005,138	22,340
*	Technip Energies NV	1,382,920	19,694
	IPSOS	446,700	18,590
	Trigano SA	97,776	17,470
*,1,2	Neoen SA	374,412	17,144
*	Metropole Television SA	771,246	17,137
	Sodexo SA Loyalty Shares 2020	168,646	16,873
*	Virbac SA	51,645	16,763
[2]	Verallia SA	393,085	15,914
*,1	Elis SA (XLON)	871,981	15,678
[2]	ALD SA	971,680	15,277
*	Television Francaise 1	1,545,857	15,252
*	Fnac Darty SA	214,714	15,142
*,2	Maisons du Monde SA	580,975	14,123
*,1	Solutions 30 SE	990,153	13,619
*	Coface SA	1,083,802	13,204
	Albioma SA	266,483	12,061
*	Rothschild & Co.	330,688	11,763
*,2	Elior Group SA	1,395,234	11,557
*	Interparfums SA	165,295	11,426
	Quadient SA	397,425	10,862
*	CGG SA	9,225,001	10,702
[1]	Mercialys SA	806,504	10,320
*	Voltalia SA (Registered)	362,038	10,277
	Eurazeo SE	117,241	9,768
*	Tarkett SA	402,805	9,711
*	Euronext NV Rights Exp. 05/10/2021	779,779	9,140
*	Derichebourg SA	1,066,629	8,969
*,1	Eramet SA	121,843	8,775
	Vicat SA	173,552	8,723
	Peugeot Invest	57,580	7,768
	SEB SA	40,225	7,326
*	SODEXO	70,660	7,069
	Robertet SA	5,963	7,026
*	Sodexo SA	67,178	6,721
*	Sodexo SA	66,772	6,680
	Pharmagest Interactive	54,434	6,486
*	Beneteau SA	478,451	6,333
*	LISI SA	193,050	6,237
	Carmila SA	361,185	6,063
*,2	X-Fab Silicon Foundries SE	617,207	5,985
*	Mersen SA	163,292	5,664
	Manitou BF SA	163,412	5,479
	Bonduelle SCA	174,467	4,608
	Vilmorin & Cie SA	64,482	4,520
*,1	Akka Technologies	152,949	4,371
*	SEB SA	19,567	3,563
	AKWEL	88,394	3,533
	Jacquet Metals SACA	140,792	3,395
*,1	Vallourec SA	100,043	3,254
*,1,2	SMCP SA	323,063	2,633
*	GL Events	139,352	2,604
*,1	Rallye SA	265,110	2,308
	Guerbet	54,808	2,221

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Boiron SA	41,977	1,957
	Albioma SA	36,144	1,636
	Financiere de L'Odet SA	1,220	1,464
*,1	Etablissements Maurel et Prom SA	528,150	1,220
*	Albioma SA	17,175	777
*	Bourbon Corp.	175,437	775
*	Union Financiere de France BQE SA	27,442	608
*	STMicroelectronics NV (MTAA)	13,728	513
*,3	Bourbon Corp.	94,216	416
*	LISI	10,814	349
			24,043,972
Germany (5.55%)
	SAP SE	14,068,986	1,969,949
	Siemens AG (Registered)	9,413,028	1,570,422
	Allianz SE (Registered)	5,145,261	1,335,797
	BASF SE	11,452,246	922,952
	Daimler AG (Registered)	10,273,124	914,295
	Bayer AG (Registered)	12,299,724	795,895
	Deutsche Telekom AG (Registered)	40,342,648	776,396
*	adidas AG	2,407,332	743,531
	Deutsche Post AG (Registered)	12,245,006	721,196
	Infineon Technologies AG	16,276,623	652,702
	Volkswagen AG Preference Shares	2,285,639	595,088
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,754,560	506,952
[1]	Vonovia SE	7,082,287	465,340
	Bayerische Motoren Werke AG	4,020,151	402,860
	Deutsche Boerse AG	2,304,554	397,133
*	Deutsche Bank AG (Registered)	25,446,500	354,502
	E.ON SE	27,191,161	327,867
	RWE AG	7,881,649	299,281
*,2	Delivery Hero SE	1,859,186	294,943
	Merck KGaA	1,612,626	283,313
	Henkel AG & Co. KGaA Preference Shares	2,168,667	249,114
	Fresenius SE & Co. KGaA	5,059,530	248,673
	Sartorius AG Preference Shares	428,361	241,690
	Deutsche Wohnen SE	4,352,717	235,476
*,2	Zalando SE	2,052,023	213,408
	Symrise AG Class A	1,585,942	204,801
	Porsche Automobil Holding SE Preference Shares	1,912,429	201,602
	Fresenius Medical Care AG & Co. KGaA	2,444,505	194,647
	Continental AG	1,351,792	182,680
	Brenntag SE	1,959,850	175,945
	HeidelbergCement AG	1,877,911	172,079
	MTU Aero Engines AG	665,661	167,985
[2]	Siemens Healthineers AG	2,829,069	161,671
*	Siemens Energy AG	4,712,456	157,617
*	HelloFresh SE	1,843,267	152,768
[2]	Covestro AG	2,262,294	147,953
	Beiersdorf AG	1,243,432	140,347
	Hannover Rueck SE	757,299	139,844
*	QIAGEN NV	2,763,661	134,738
	Volkswagen AG	405,401	128,704
	Henkel AG & Co. KGaA	1,271,369	126,314
	LEG Immobilien SE	900,272	125,260
*	Puma SE	1,142,699	120,466
	Aroundtown SA	14,711,911	113,283
	Knorr-Bremse AG	834,275	102,262
	KION Group AG	982,906	97,944
[2]	Scout24 AG	1,128,507	93,825
*	TeamViewer AG	1,972,758	93,770

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	GEA Group AG	2,076,275	91,178
*	Commerzbank AG	13,073,861	86,211
	Evonik Industries AG	2,407,224	84,275
	Carl Zeiss Meditec AG	465,077	81,933
*	thyssenkrupp AG	5,852,691	78,244
	LANXESS AG	1,059,467	77,969
*	Evotec SE	1,814,065	75,459
	Bechtle AG	347,825	70,827
*	Dialog Semiconductor plc	892,912	69,951
	Rheinmetall AG	552,176	57,614
	United Internet AG (Registered)	1,362,236	57,293
	Bayerische Motoren Werke AG Preference Shares	697,716	57,145
[1]	FUCHS PETROLUB SE Preference Shares	1,040,095	55,384
	Uniper SE	1,446,235	52,770
*	CTS Eventim AG & Co. KGaA	748,917	51,690
	Nemetschek SE	683,209	50,929
	TAG Immobilien AG	1,644,964	50,872
*,1	Deutsche Lufthansa AG (Registered)	3,883,374	50,167
	Gerresheimer AG	404,775	43,536
[1]	Siltronic AG XETR	256,990	43,306
*	ProSiebenSat.1 Media SE	1,990,351	43,228
	alstria office REIT-AG	2,362,612	42,302
*	MorphoSys AG	429,548	40,556
	Aurubis AG	466,390	40,093
	Freenet AG	1,632,715	39,702
*,1	Hella GmbH & Co. KGaA	585,755	35,143
[1]	Rational AG	42,203	35,107
	Grand City Properties SA	1,295,003	34,819
	Jungheinrich AG Preference Shares	627,639	32,835
[1]	HUGO BOSS AG	704,928	32,515
*	Hypoport SE	52,326	31,534
*,1	Fraport AG Frankfurt Airport Services Worldwide	449,820	29,835
	Wacker Chemie AG	196,707	29,667
*,1	RTL Group SA	502,332	29,534
	CANCOM SE	475,784	29,371
*	Sixt SE	211,565	29,351
*	AIXTRON SE	1,370,459	29,237
	CompuGroup Medical SE & Co. KGaA	310,432	28,411
[2]	Befesa SA	405,189	28,346
[1]	Stroeer SE & Co. KGaA	322,838	27,513
[1]	Software AG	631,686	27,362
	K+S AG (Registered)	2,441,482	27,090
*,2	ADLER Group SA	914,756	27,017
[1]	Duerr AG	642,071	26,906
*	zooplus AG	83,925	26,537
*,1	Varta AG	181,672	26,422
*	Nordex SE	896,984	25,897
*	OSRAM Licht AG	404,269	25,287
	Telefonica Deutschland Holding AG	8,608,971	25,019
[1]	Encavis AG	1,292,199	24,817
*	Fielmann AG	324,888	24,737
*,1	HOCHTIEF AG	250,545	23,494
	Stabilus SA	295,320	23,059
	Talanx AG	543,468	22,898
*	Aareal Bank AG	798,379	22,440
	Norma Group SE	380,254	21,223
[1]	Jenoptik AG	675,199	20,656
*,1	Global Fashion Group SA	1,293,316	20,298
[2]	DWS Group GmbH & Co. KGaA	456,237	19,963
*,2	Deutsche Pfandbriefbank AG	1,716,723	19,760
	Dermapharm Holding SE	219,181	19,157

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	METRO AG	1,689,679	18,471
	Krones AG	210,949	18,370
	1&1 Drillisch AG	602,351	18,108
*,1	S&T AG	661,025	17,944
*	IP Group plc	10,085,071	17,878
*,2	Shop Apotheke Europe NV	86,636	17,852
	Traton SE	615,458	17,569
*	Salzgitter AG	515,723	16,403
	Suedzucker AG	1,001,525	16,399
*,1	Deutsche EuroShop AG	682,205	15,748
	Pfeiffer Vacuum Technology AG	79,361	15,415
	Bilfinger SE	387,656	14,487
	PATRIZIA AG	520,662	14,244
[1]	GRENKE AG	336,921	13,672
*	CECONOMY AG	2,308,098	13,522
*	Kloeckner & Co. SE	941,430	12,761
*	Deutz AG	1,561,872	12,677
	VERBIO Vereinigte BioEnergie AG	239,393	12,073
	STRATEC SE	83,321	11,798
	Sixt SE Preference Shares	136,762	11,283
	DIC Asset AG	622,662	11,106
	FUCHS PETROLUB SE	241,431	10,462
	New Work SE	33,395	10,137
	KWS Saat SE & Co. KGaA	112,148	9,966
*,2	Instone Real Estate Group AG	332,320	9,881
*	Wacker Neuson SE	346,750	9,323
	Indus Holding AG	223,115	9,276
[1]	Schaeffler AG Preference Shares	1,000,076	9,014
	Hornbach Holding AG & Co. KGaA	94,210	8,802
*	Washtec AG	122,825	7,928
	BayWa AG	142,330	6,940
	Deutsche Beteiligungs AG	167,050	6,910
[1]	Draegerwerk AG & Co. KGaA Preference Shares	72,974	6,812
	Hamburger Hafen und Logistik AG	274,939	6,771
*,1	SMA Solar Technology AG	116,852	6,681
*,1	ElringKlinger AG	370,527	6,426
	Atoss Software AG	28,449	6,348
*,1	Vossloh AG	115,637	6,154
*	Takkt AG	348,980	5,905
	Zeal Network SE	109,764	5,757
	Wuestenrot & Wuerttembergische AG	236,812	5,152
*	Koenig & Bauer AG	165,357	4,694
*	Hensoldt AG	250,094	4,325
*,1	SGL Carbon SE	575,646	4,285
[1]	Draegerwerk AG & Co. KGaA	46,714	4,125
	Secunet Security Networks AG	7,199	3,081
	Bertrandt AG	50,988	2,825
	Siltronic AG	15,764	2,680
	CropEnergies AG	192,270	2,469
*,1	Corestate Capital Holding SA	150,616	2,367
	Hornbach Baumarkt AG	41,350	1,653
			21,816,100
Greece (0.08%)
	OPAP SA	2,594,663	39,792
	Hellenic Telecommunications Organization SA	2,144,635	36,368
*	Eurobank Ergasias Services & Holdings SA	32,608,820	30,779
*	Alpha Services & Holdings SA	17,589,723	27,899
	Mytilineos SA	1,433,666	26,636
	JUMBO SA	1,361,683	25,439
*	National Bank of Greece SA	7,018,154	21,867
*	Public Power Corp. SA	1,369,829	15,590

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hellenic Telecommunications Organization SA ADR	1,489,798	12,574
*	GEK Terna Holding Real Estate Construction SA	967,028	11,672
	Motor Oil Hellas Corinth Refineries SA	664,584	10,239
	Terna Energy SA	478,383	7,163
*	LAMDA Development SA	714,968	6,428
	Holding Co. ADMIE IPTO SA	1,500,090	4,855
*	Fourlis Holdings SA	796,504	4,410
	Sarantis SA	375,383	4,048
	Hellenic Petroleum SA	578,986	4,019
	Viohalco SA	638,923	3,869
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	3,410
*,3	FF Group	454,939	2,625
*	Ellaktor SA	1,584,616	2,569
	Athens Water Supply & Sewage Co. SA	219,541	2,242
*	Aegean Airlines SA	300,788	1,928
*	Piraeus Financial Holdings SA	273,980	714
*,3	Cyprus Popular Bank PCL	12,597,118	—
			307,135
Hong Kong (2.13%)
	AIA Group Ltd.	151,572,809	1,923,849
	Hong Kong Exchanges & Clearing Ltd.	15,885,519	958,072
	Techtronic Industries Co. Ltd.	15,614,515	283,322
	CK Hutchison Holdings Ltd.	33,315,299	272,289
	Sun Hung Kai Properties Ltd.	17,722,922	266,595
	Link REIT	26,428,787	249,304
*	Galaxy Entertainment Group Ltd.	26,790,181	235,168
	Hong Kong & China Gas Co. Ltd.	129,368,961	207,514
	CLP Holdings Ltd.	20,476,268	202,115
	CK Asset Holdings Ltd.	29,368,048	183,862
	Hang Seng Bank Ltd.	9,045,059	177,076
	Jardine Matheson Holdings Ltd.	2,573,535	172,811
	BOC Hong Kong Holdings Ltd.	44,645,198	156,984
*	Sands China Ltd.	29,887,971	141,432
	Lenovo Group Ltd.	93,804,170	128,170
	Wharf Real Estate Investment Co. Ltd.	20,726,797	119,118
	Power Assets Holdings Ltd.	17,012,252	104,554
	MTR Corp. Ltd.	17,656,915	98,339
	New World Development Co. Ltd.	18,136,875	95,974
[2]	WH Group Ltd.	105,487,113	91,911
	Xinyi Glass Holdings Ltd.	25,322,442	89,717
*,2	ESR Cayman Ltd.	22,013,021	75,179
	Henderson Land Development Co. Ltd.	16,221,144	72,099
	Hongkong Land Holdings Ltd.	14,573,920	72,071
	Hang Lung Properties Ltd.	25,659,505	70,005
	Swire Pacific Ltd. Class A	8,232,059	66,319
[2]	Budweiser Brewing Co. APAC Ltd.	20,956,274	66,035
	Sino Land Co. Ltd.	42,646,229	63,336
	SITC International Holdings Co. Ltd.	15,323,958	58,391
	ASM Pacific Technology Ltd.	3,840,131	57,999
	Wharf Holdings Ltd.	17,518,515	53,137
	Want Want China Holdings Ltd.	69,164,576	49,987
	AAC Technologies Holdings Inc.	8,726,058	48,440
	CK Infrastructure Holdings Ltd.	7,855,184	48,030
	Tingyi Cayman Islands Holding Corp.	23,919,516	42,978
	Microport Scientific Corp.	5,889,331	42,467
*	PRADA SpA	6,470,152	40,156
	Swire Properties Ltd.	13,276,420	39,619
	Man Wah Holdings Ltd.	18,864,963	39,495
	Vitasoy International Holdings Ltd.	10,175,975	39,293
	Minth Group Ltd.	8,997,688	36,443
*	Wynn Macau Ltd.	18,538,739	35,554

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Bank of East Asia Ltd.	16,713,830	35,044
*,1	HengTen Networks Group Ltd.	28,902,047	34,050
	Chow Tai Fook Jewellery Group Ltd.	20,173,071	32,494
	PCCW Ltd.	53,291,233	30,832
	SJM Holdings Ltd.	23,610,819	30,490
*,2	Samsonite International SA	16,364,211	30,286
	Hysan Development Co. Ltd.	7,959,924	29,966
	Hang Lung Group Ltd.	11,259,014	29,536
	Kerry Properties Ltd.	7,827,189	26,372
*,2	JS Global Lifestyle Co. Ltd.	8,297,356	25,051
[2]	BOC Aviation Ltd.	2,603,795	23,438
	Yue Yuen Industrial Holdings Ltd.	9,077,934	22,720
	Kerry Logistics Network Ltd.	7,493,857	22,494
	Fortune REIT	21,814,998	21,985
	NagaCorp Ltd.	19,779,962	21,143
	Melco International Development Ltd.	10,348,128	20,525
	NWS Holdings Ltd.	18,524,376	20,444
*	MMG Ltd.	30,007,859	19,385
	VTech Holdings Ltd.	2,046,456	18,728
	Sun Art Retail Group Ltd.	20,325,500	18,711
	IGG Inc.	10,802,061	18,208
*	United Energy Group Ltd.	91,154,029	17,976
*	Pacific Basin Shipping Ltd.	50,538,594	17,709
*,2	Razer Inc.	48,301,708	17,202
*,1	Vobile Group Ltd.	3,925,000	17,119
	Uni-President China Holdings Ltd.	13,895,609	16,880
	Dairy Farm International Holdings Ltd.	3,777,734	16,460
	Lee & Man Paper Manufacturing Ltd.	18,911,893	16,444
[1]	MGM China Holdings Ltd.	9,787,795	16,100
	L'Occitane International SA	5,396,720	15,505
	Champion REIT	26,427,211	15,350
	HKBN Ltd.	9,462,372	13,833
*	Shangri-La Asia Ltd.	13,569,106	12,917
	Vinda International Holdings Ltd.	3,553,036	12,630
	Haitong International Securities Group Ltd.	36,996,605	11,627
	Nexteer Automotive Group Ltd.	10,257,046	11,500
*	Cathay Pacific Airways Ltd.	12,604,032	11,083
	Johnson Electric Holdings Ltd.	4,078,990	10,840
[1]	Huabao International Holdings Ltd.	10,067,074	10,660
*,1	Hong Kong Television Network Ltd.	7,458,849	10,286
	Luk Fook Holdings International Ltd.	4,046,743	10,113
	Great Eagle Holdings Ltd.	2,859,500	10,071
	First Pacific Co. Ltd.	26,985,931	9,250
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	5,666,428	8,829
	Cafe de Coral Holdings Ltd.	4,011,330	8,707
*	Value Partners Group Ltd.	11,162,261	7,899
	Shun Tak Holdings Ltd.	22,440,208	7,175
	VSTECS Holdings Ltd.	7,080,161	6,996
	Guotai Junan International Holdings Ltd.	38,477,554	6,954
	SUNeVision Holdings Ltd.	6,663,873	6,876
	K Wah International Holdings Ltd.	13,529,282	6,733
	Stella International Holdings Ltd.	5,108,251	6,294
*,2	Frontage Holdings Corp.	9,231,410	6,267
[1]	Shui On Land Ltd.	38,067,954	6,264
	Sunlight REIT	11,332,851	6,231
*	Pou Sheng International Holdings Ltd.	25,625,607	6,227
	CITIC Telecom International Holdings Ltd.	17,103,448	6,182
*	Towngas China Co. Ltd.	12,312,454	6,059
*,1,3	Superb Summit International Group Ltd.	32,112,957	6,036
	United Laboratories International Holdings Ltd.	7,038,062	5,764

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Dah Sing Financial Holdings Ltd.	1,783,095	5,759
*,1	FIH Mobile Ltd.	38,652,459	5,457
[3]	Asia Cement China Holdings Corp.	5,225,802	5,362
*,3	SMI Holdings Group Ltd.	17,016,452	5,126
*	China Travel International Investment Hong Kong Ltd.	29,296,257	5,079
	Texhong Textile Group Ltd.	3,319,546	5,027
	Chow Sang Sang Holdings International Ltd.	2,913,456	4,953
*,1	Glory Sun Financial Group Ltd.	147,327,741	4,911
*	Lifestyle International Holdings Ltd.	5,788,954	4,690
	Prosperity REIT	13,510,978	4,500
[2]	AsiaInfo Technologies Ltd.	2,653,893	4,265
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,876,796	4,165
*,1,2	FIT Hon Teng Ltd.	13,360,452	4,091
	Far East Consortium International Ltd.	11,432,348	4,044
	Dah Sing Banking Group Ltd.	3,412,977	3,741
[1]	C-Mer Eye Care Holdings Ltd.	4,837,358	3,672
[2]	Crystal International Group Ltd.	6,964,144	3,667
	Pacific Textiles Holdings Ltd.	5,628,084	3,594
	Canvest Environmental Protection Group Co. Ltd.	6,893,134	3,565
	Road King Infrastructure Ltd.	2,578,061	3,426
*,3	Convoy Global Holdings Ltd.	147,589,460	3,173
	CMBC Capital Holdings Ltd.	233,035,245	3,168
*	Esprit Holdings Ltd.	31,951,902	3,162
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,977,061	3,102
*,1	Cosmopolitan International Holdings Ltd.	21,506,650	3,082
	Television Broadcasts Ltd.	2,785,351	3,047
[2]	IMAX China Holding Inc.	1,268,949	2,988
*,1	Truly International Holdings Ltd.	17,657,917	2,902
[1]	Giordano International Ltd.	14,217,030	2,850
*,1	Sa Sa International Holdings Ltd.	11,590,753	2,750
	Sun Hung Kai & Co. Ltd.	5,243,505	2,699
*,1	Apollo Future Mobility Group Ltd.	43,813,798	2,588
	Chinese Estates Holdings Ltd.	5,215,432	2,579
	Dynam Japan Holdings Co. Ltd.	2,769,929	2,462
	SmarTone Telecommunications Holdings Ltd.	4,133,022	2,439
*	Digital Domain Holdings Ltd.	227,934,854	2,053
*,1	Suncity Group Holdings Ltd.	26,415,789	1,901
*,1	GCL New Energy Holdings Ltd.	62,334,146	1,824
	Lee's Pharmaceutical Holdings Ltd.	2,418,248	1,492
	Texwinca Holdings Ltd.	5,613,662	1,285
*	CITIC Resources Holdings Ltd.	23,794,891	1,192
	Singamas Container Holdings Ltd.	13,684,428	1,106
*,3	MH Development Ltd.	5,979,097	893
*	China LNG Group Ltd.	15,198,263	878
*,3	Tech Pro Technology Development Ltd.	87,171,600	763
*	Glory Sun Land Group Ltd.	19,185,000	699
*,3	BRIGHTOIL	25,187,768	648
*,1	NewOcean Energy Holdings Ltd.	8,089,172	581
*,1,3	Agritrade Resources Ltd.	42,522,625	454
*	New World Department Store China Ltd.	2,379,326	404
*	Emperor Capital Group Ltd.	19,706,624	337
*	Landing International Development Ltd.	7,341,384	298
*	Lifestyle China Group Ltd.	1,435,156	239
*,3	REALGOLD MINING	1,345,000	145
	Swire Pacific Ltd. Class B	93,347	118
*	China Baoli Technologies Holdings Ltd.	19,028,361	113
*,3	China Longevity Group Co. Ltd.	1,027,000	—
			8,373,667
Hungary (0.06%)
*	OTP Bank Nyrt.	2,929,887	131,713
	Richter Gedeon Nyrt.	1,821,218	52,088

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	MOL Hungarian Oil & Gas plc	4,700,431	32,471
	Magyar Telekom Telecommunications plc	3,833,669	5,307
*	Opus Global Nyrt.	2,534,871	2,110
			223,689
India (3.02%)
	Reliance Industries Ltd.	39,989,461	1,073,292
	Infosys Ltd.	45,088,584	819,427
	Housing Development Finance Corp. Ltd.	21,732,990	707,741
	Tata Consultancy Services Ltd.	12,412,727	507,973
	Hindustan Unilever Ltd.	11,176,174	354,481
*	Axis Bank Ltd.	28,627,926	275,198
	Bharti Airtel Ltd.	28,071,433	203,020
*	Bajaj Finance Ltd.	2,710,628	198,965
	Asian Paints Ltd.	5,091,138	174,078
	HCL Technologies Ltd.	13,787,826	167,060
*	ICICI Bank Ltd.	19,619,562	158,928
	Maruti Suzuki India Ltd.	1,590,859	138,413
	Larsen & Toubro Ltd.	7,364,252	132,940
	JSW Steel Ltd.	13,118,138	126,742
	Sun Pharmaceutical Industries Ltd.	14,046,182	123,974
	UltraTech Cement Ltd.	1,408,475	119,186
	Tata Steel Ltd.	7,556,568	105,110
	ITC Ltd.	38,151,508	104,179
	Mahindra & Mahindra Ltd.	10,145,796	102,788
*	Adani Ports & Special Economic Zone Ltd.	9,758,362	95,974
	Titan Co. Ltd.	4,743,607	95,354
	Nestle India Ltd.	403,198	88,677
	Tech Mahindra Ltd.	6,815,376	88,193
*	State Bank of India	18,063,196	85,930
	Grasim Industries Ltd.	4,365,046	82,448
	Dr Reddy's Laboratories Ltd.	1,171,284	81,516
	Power Grid Corp. of India Ltd.	27,159,097	80,581
*	Divi's Laboratories Ltd.	1,417,224	77,651
	Hindalco Industries Ltd.	15,340,206	75,202
*,2	HDFC Life Insurance Co. Ltd.	8,382,941	75,143
*	Bajaj Finserv Ltd.	496,579	73,840
	Bharat Petroleum Corp. Ltd.	12,883,993	73,139
*,2	Avenue Supermarts Ltd.	1,884,822	72,501
	Vedanta Ltd.	20,627,413	71,466
*	Adani Green Energy Ltd.	4,979,068	68,399
*	Cipla Ltd.	5,545,613	68,085
	Wipro Ltd.	10,259,485	67,853
	NTPC Ltd.	47,549,911	65,646
*	Tata Motors Ltd.	16,296,189	64,056
*	Info Edge India Ltd.	948,473	62,795
[2]	SBI Life Insurance Co. Ltd.	4,892,658	61,230
*	Eicher Motors Ltd.	1,769,738	57,752
	Britannia Industries Ltd.	1,232,127	57,284
	Tata Consumer Products Ltd.	6,344,108	57,247
	Hero MotoCorp Ltd.	1,491,424	56,713
	UPL Ltd.	6,921,545	56,592
	Oil & Natural Gas Corp. Ltd.	38,761,464	56,317
*	Adani Enterprises Ltd.	3,540,573	55,269
*	Shree Cement Ltd.	145,902	54,888
*	Adani Total Gas Ltd.	3,493,135	54,145
*	Bajaj Auto Ltd.	1,035,661	53,529
	Apollo Hospitals Enterprise Ltd.	1,217,784	52,470
	Indus Towers Ltd.	15,300,252	52,022
	Dabur India Ltd.	7,043,006	51,118
	Wipro Ltd. ADR	6,595,150	47,221
[2]	ICICI Lombard General Insurance Co. Ltd.	2,455,329	46,804

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,2	Bandhan Bank Ltd.	10,303,689	45,670
	Aurobindo Pharma Ltd.	3,420,816	45,254
*	Godrej Consumer Products Ltd.	4,810,700	44,863
	Shriram Transport Finance Co. Ltd.	2,390,697	43,240
	Havells India Ltd.	3,197,779	42,666
*	Pidilite Industries Ltd.	1,740,521	42,615
	Lupin Ltd.	2,879,767	41,524
*	Motherson Sumi Systems Ltd.	13,782,188	39,867
	Ambuja Cements Ltd.	9,232,148	38,438
	Coal India Ltd.	21,343,208	38,256
	Indian Oil Corp. Ltd.	30,646,092	37,489
*	Jubilant Foodworks Ltd.	957,308	37,294
	GAIL India Ltd.	19,111,590	35,304
	Cholamandalam Investment & Finance Co. Ltd.	4,518,756	34,773
	Piramal Enterprises Ltd.	1,427,820	32,319
	Marico Ltd.	5,815,533	32,272
*	Max Financial Services Ltd.	2,644,322	31,936
*	Jindal Steel & Power Ltd.	5,268,604	31,289
	Tata Power Co. Ltd.	23,207,667	30,871
	Berger Paints India Ltd.	3,212,298	30,484
	Indraprastha Gas Ltd.	4,398,249	30,157
	Crompton Greaves Consumer Electricals Ltd.	5,809,444	30,121
*,2	ICICI Prudential Life Insurance Co. Ltd.	4,239,482	29,831
[2]	Laurus Labs Ltd.	4,818,722	29,403
	Embassy Office Parks REIT	6,952,600	29,320
	SBI Cards & Payment Services Ltd.	2,197,446	29,131
	Voltas Ltd.	2,245,532	28,964
	Siemens Ltd.	1,138,697	28,858
	MRF Ltd.	26,300	28,607
	PI Industries Ltd.	843,104	28,561
*,2	InterGlobe Aviation Ltd.	1,265,619	28,023
*	Dixon Technologies India Ltd.	481,595	27,267
*,2	AU Small Finance Bank Ltd.	2,011,079	27,182
	DLF Ltd.	8,099,506	26,970
	Page Industries Ltd.	67,265	26,903
*	United Spirits Ltd.	3,840,053	26,887
	Hindustan Petroleum Corp. Ltd.	8,471,427	26,762
	Zee Entertainment Enterprises Ltd.	10,670,424	26,675
[2]	HDFC Asset Management Co. Ltd.	710,920	26,597
	Petronet LNG Ltd.	8,099,693	26,200
	SRF Ltd.	294,617	25,534
*	IDFC First Bank Ltd.	34,192,855	25,168
[2]	Larsen & Toubro Infotech Ltd.	478,774	25,106
*	Biocon Ltd.	4,888,705	25,027
*	Cadila Healthcare Ltd.	3,246,849	25,012
	Colgate-Palmolive India Ltd.	1,249,436	24,970
*	Deepak Nitrite Ltd.	992,142	24,942
*	Ashok Leyland Ltd.	16,284,230	24,694
	Balkrishna Industries Ltd.	1,026,754	24,514
	Trent Ltd.	2,292,533	23,989
*	Atul Ltd.	219,217	23,935
	Sundaram Finance Ltd.	710,834	23,778
	Mphasis Ltd.	992,598	23,622
	Container Corp. of India Ltd.	2,897,412	23,028
*	Bharat Forge Ltd.	2,714,795	22,310
	Steel Authority of India Ltd.	13,847,132	22,256
*	State Bank of India GDR	472,542	22,092
	Ipca Laboratories Ltd.	767,652	21,784
	Tata Elxsi Ltd.	461,009	21,630
	Tata Chemicals Ltd.	1,990,222	21,261
	Bharat Electronics Ltd.	11,929,168	21,170

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Tata Communications Ltd.	1,414,872	21,004
	NMDC Ltd.	9,997,143	20,957
	Navin Fluorine International Ltd.	452,750	20,913
*	Federal Bank Ltd.	19,361,374	20,878
	Aarti Industries Ltd.	960,475	20,761
	Astral Poly Technik Ltd.	967,100	20,571
	ACC Ltd.	804,558	20,409
	Supreme Industries Ltd.	738,019	20,406
	LIC Housing Finance Ltd.	3,703,183	20,222
*	APL Apollo Tubes Ltd.	1,127,603	19,802
	Muthoot Finance Ltd.	1,264,441	19,735
[2]	Mindspace Business Parks REIT	4,824,200	19,495
*	Tata Motors Ltd. ADR	991,115	19,178
*	Fortis Healthcare Ltd.	6,692,337	18,995
*	Godrej Properties Ltd.	987,964	18,210
	Torrent Pharmaceuticals Ltd.	526,078	17,809
	Gujarat Gas Ltd.	2,448,578	17,514
	Persistent Systems Ltd.	630,805	17,323
	Bosch Ltd.	94,643	17,277
	Tube Investments of India Ltd.	1,022,477	17,012
	TVS Motor Co. Ltd.	1,997,943	16,997
	Mindtree Ltd.	598,099	16,983
[2]	Dr Lal PathLabs Ltd.	429,008	16,958
*	Mahindra & Mahindra Financial Services Ltd.	7,759,223	16,909
	Manappuram Finance Ltd.	8,146,660	16,344
	Ramco Cements Ltd.	1,208,630	16,057
	Power Finance Corp. Ltd.	10,992,485	16,057
*	Adani Power Ltd.	12,572,475	16,049
	REC Ltd.	9,241,364	15,942
*	Bajaj Holdings & Investment Ltd.	345,227	15,918
	Indian Railway Catering & Tourism Corp. Ltd.	652,414	15,753
	Emami Ltd.	2,345,414	15,544
	Honeywell Automation India Ltd.	26,026	15,123
	Cummins India Ltd.	1,330,538	15,019
	United Breweries Ltd.	918,199	15,003
*	JK Cement Ltd.	395,797	14,975
*	Intellect Design Arena Ltd.	1,576,664	14,462
	Glenmark Pharmaceuticals Ltd.	1,793,884	13,949
*,2	RBL Bank Ltd.	5,562,303	13,894
	Natco Pharma Ltd.	1,091,285	13,194
	Alkem Laboratories Ltd.	346,332	12,889
*	Apollo Tyres Ltd.	4,333,262	12,622
	Amara Raja Batteries Ltd.	1,153,486	12,601
	Dr Reddy's Laboratories Ltd. ADR	181,760	12,545
*	Dalmia Bharat Ltd.	612,068	12,417
*	Jubilant Pharmova Ltd.	1,136,343	12,208
	Varun Beverages Ltd.	947,036	12,135
	Escorts Ltd.	805,127	12,131
	Pfizer Ltd.	169,467	12,061
*,2	IndiaMart InterMesh Ltd.	111,105	11,903
*	Vodafone Idea Ltd.	105,553,263	11,856
	Rajesh Exports Ltd.	1,682,511	11,835
	Hindustan Zinc Ltd.	2,861,717	11,771
	Can Fin Homes Ltd.	1,502,584	11,769
*	Vaibhav Global Ltd.	205,789	11,571
	Oracle Financial Services Software Ltd.	246,433	11,566
*	L&T Finance Holdings Ltd.	9,841,022	11,527
*	Cyient Ltd.	1,155,036	11,475
*	Bank of Baroda	12,576,847	11,305
	GlaxoSmithKline Pharmaceuticals Ltd.	573,042	11,284
*,2	Syngene International Ltd.	1,509,118	11,255

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Oberoi Realty Ltd.	1,524,633	11,252
	Whirlpool of India Ltd.	375,486	11,251
	ABB India Ltd.	599,885	11,166
*	Aavas Financiers Ltd.	361,677	11,091
*	AIA Engineering Ltd.	437,600	10,993
	Kansai Nerolac Paints Ltd.	1,456,901	10,913
*	Aditya Birla Capital Ltd.	6,994,249	10,791
	Indian Hotels Co. Ltd.	7,151,481	10,729
	Bayer CropScience Ltd.	147,778	10,656
	Torrent Power Ltd.	1,992,972	10,646
[2]	Metropolis Healthcare Ltd.	328,054	10,602
	Castrol India Ltd.	6,193,655	10,500
*	Phoenix Mills Ltd.	1,076,320	10,395
[2]	L&T Technology Services Ltd.	282,326	10,385
	NHPC Ltd.	31,754,315	10,382
	IIFL Finance Ltd.	2,847,117	10,248
	Suven Pharmaceuticals Ltd.	1,398,135	10,200
	Sundram Fasteners Ltd.	1,080,355	10,178
*	Indiabulls Housing Finance Ltd.	4,170,913	10,159
*	IDFC Ltd.	14,133,634	10,088
[2]	Indian Energy Exchange Ltd.	2,004,599	10,008
*	Affle India Ltd.	134,534	9,994
	Coforge Ltd.	253,944	9,815
	Bata India Ltd.	527,776	9,745
	Procter & Gamble Health Ltd.	112,992	9,714
	Central Depository Services India Ltd.	889,728	9,673
*	Amber Enterprises India Ltd.	229,547	9,582
	Kajaria Ceramics Ltd.	772,207	9,504
	Strides Pharma Science Ltd.	812,219	9,464
	Gujarat State Petronet Ltd.	2,573,738	9,360
	Tanla Platforms Ltd.	780,562	9,299
[2]	Nippon Life India Asset Management Ltd.	2,015,034	9,283
	Mahanagar Gas Ltd.	604,367	9,166
	Birlasoft Ltd.	2,747,750	9,089
*	City Union Bank Ltd.	4,023,724	9,044
*	Cholamandalam Financial Holdings Ltd.	1,169,084	8,948
	JB Chemicals & Pharmaceuticals Ltd.	474,590	8,932
	Sun TV Network Ltd.	1,206,692	8,832
	Exide Industries Ltd.	3,679,364	8,820
*	Blue Star Ltd.	771,550	8,788
	Coromandel International Ltd.	877,755	8,781
*	CG Power & Industrial Solutions Ltd.	9,304,437	8,731
*	Graphite India Ltd.	872,083	8,600
	Schaeffler India Ltd.	120,824	8,526
*	KEC International Ltd.	1,554,242	8,403
*	Polycab India Ltd.	423,703	8,376
*	Dhani Services Ltd.	3,520,819	8,371
*	PVR Ltd.	541,858	8,279
	Granules India Ltd.	1,807,355	8,127
	Sonata Software Ltd.	1,051,707	8,121
*	Suzlon Energy Ltd.	124,578,025	8,072
	Ajanta Pharma Ltd.	325,092	8,071
*	Canara Bank	4,305,611	8,038
*	3M India Ltd.	23,301	8,019
*	Aditya Birla Fashion & Retail Ltd.	3,375,782	7,955
	NCC Ltd.	7,882,030	7,920
*	Bharat Heavy Electricals Ltd.	12,044,198	7,831
*	Alembic Pharmaceuticals Ltd.	587,058	7,803
*,2	General Insurance Corp. of India	2,725,223	7,523
*	Prestige Estates Projects Ltd.	2,045,261	7,490
*,2	Quess Corp. Ltd.	864,971	7,321

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Minda Industries Ltd.	1,008,666	7,126
	Sanofi India Ltd.	69,573	7,089
*	GMR Infrastructure Ltd.	22,719,958	7,025
*	Brigade Enterprises Ltd.	2,079,849	7,014
	India Cements Ltd.	3,138,895	6,903
	Firstsource Solutions Ltd.	4,433,896	6,735
*	Tata Motors Ltd. Class A	3,871,952	6,671
*	Zydus Wellness Ltd.	234,960	6,649
	Vinati Organics Ltd.	288,459	6,600
	Sobha Ltd.	1,008,508	6,599
*	Punjab National Bank	14,059,892	6,597
	Sterlite Technologies Ltd.	2,104,516	6,528
	CESC Ltd.	794,703	6,519
	Oil India Ltd.	3,930,353	6,453
*	Thermax Ltd.	323,967	6,451
[2]	Eris Lifesciences Ltd.	786,837	6,389
*	EID Parry India Ltd.	1,357,327	6,336
*	HEG Ltd.	200,557	6,217
	Orient Electric Ltd.	1,707,530	6,204
*	Just Dial Ltd.	524,646	6,198
	National Aluminium Co. Ltd.	7,108,650	6,185
	Gillette India Ltd.	83,439	6,181
	Zensar Technologies Ltd.	1,717,987	6,125
*	Relaxo Footwears Ltd.	514,532	6,069
	Aegis Logistics Ltd.	1,475,148	6,046
*	Redington India Ltd.	2,467,962	5,936
	Balrampur Chini Mills Ltd.	1,575,118	5,927
	JSW Energy Ltd.	4,001,126	5,906
	Radico Khaitan Ltd.	754,559	5,769
*	Godrej Industries Ltd.	838,233	5,758
*	Infibeam Avenues Ltd.	10,596,130	5,614
	Sumitomo Chemical India Ltd.	1,350,998	5,448
	Timken India Ltd.	284,998	5,398
*	Westlife Development Ltd.	902,532	5,315
	CRISIL Ltd.	209,804	5,261
*,2	Endurance Technologies Ltd.	301,465	5,244
	Rallis India Ltd.	1,385,487	5,241
	NBCC India Ltd.	9,552,143	5,222
	Rain Industries Ltd.	2,059,633	4,970
*,2	PNB Housing Finance Ltd.	990,016	4,968
*	CreditAccess Grameen Ltd.	611,416	4,903
*	Yes Bank Ltd.	24,451,507	4,795
*	Ceat Ltd.	252,044	4,715
*	TeamLease Services Ltd.	105,209	4,620
	Vakrangee Ltd.	6,718,137	4,611
	PTC India Ltd.	4,204,000	4,600
*	Alok Industries Ltd.	17,512,140	4,554
	AstraZeneca Pharma India Ltd.	85,841	4,525
*	Welspun India Ltd.	4,221,676	4,524
	EPL Ltd.	1,493,553	4,522
	Bajaj Consumer Care Ltd.	1,188,647	4,490
*	Narayana Hrudayalaya Ltd.	814,648	4,471
	DCM Shriram Ltd.	464,513	4,396
*	Ratnamani Metals & Tubes Ltd.	167,416	4,368
*	Union Bank of India	9,436,718	4,349
[2]	ICICI Securities Ltd.	680,550	4,164
*	EIH Ltd.	3,564,098	4,157
	Hindustan Aeronautics Ltd.	320,176	4,130
	Lakshmi Machine Works Ltd.	47,139	3,972
	Equitas Holdings Ltd.	3,525,022	3,841
	Edelweiss Financial Services Ltd.	4,875,608	3,840

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	V-Guard Industries Ltd.	1,253,368	3,769
*	Indiabulls Real Estate Ltd.	3,591,639	3,738
*	Wockhardt Ltd.	494,426	3,430
*	Bank of India	3,821,483	3,415
	Motilal Oswal Financial Services Ltd.	391,139	3,362
	Chambal Fertilizers & Chemicals Ltd.	1,144,142	3,351
	Avanti Feeds Ltd.	495,817	3,253
	Welspun Corp. Ltd.	1,670,194	3,209
[2]	Dilip Buildcon Ltd.	430,659	3,170
[2]	Godrej Agrovet Ltd.	468,919	3,156
	TTK Prestige Ltd.	30,909	3,085
	eClerx Services Ltd.	183,178	3,076
*	KRBL Ltd.	1,235,812	3,072
	Bombay Burmah Trading Co.	196,392	3,072
	Multi Commodity Exchange of India Ltd.	148,079	2,948
	JM Financial Ltd.	2,678,167	2,897
	Great Eastern Shipping Co. Ltd.	681,824	2,894
*	Sun Pharma Advanced Research Co. Ltd.	1,214,174	2,862
*	V-Mart Retail Ltd.	80,033	2,862
*	Karur Vysya Bank Ltd.	4,072,432	2,862
	Gujarat Pipavav Port Ltd.	2,268,396	2,817
*	DCB Bank Ltd.	2,099,942	2,563
	Kaveri Seed Co. Ltd.	314,312	2,560
	Symphony Ltd.	159,867	2,535
	Century Textiles & Industries Ltd.	383,075	2,484
*	Mahindra CIE Automotive Ltd.	963,414	2,216
	IRB Infrastructure Developers Ltd.	1,554,720	2,191
*	Indian Bank	1,427,517	2,114
	Gateway Distriparks Ltd.	765,263	2,097
	Jindal Saw Ltd.	1,814,897	2,090
*	TV18 Broadcast Ltd.	4,530,328	2,069
	Care Ratings Ltd.	275,611	1,860
*	Future Retail Ltd.	2,694,073	1,857
	Finolex Cables Ltd.	369,404	1,800
*	Karnataka Bank Ltd.	2,143,634	1,773
	Engineers India Ltd.	1,568,210	1,536
*	Mangalore Refinery & Petrochemicals Ltd.	2,014,419	1,174
*	South Indian Bank Ltd.	10,628,757	1,138
*	Raymond Ltd.	251,257	1,088
*	Hindustan Construction Co. Ltd.	10,541,092	1,087
*	IFCI Ltd.	6,638,223	973
	Akzo Nobel India Ltd.	17,948	543
*	Future Consumer Ltd.	3,887,394	365
*	Suvidhaa Infoserve Ltd.	766,455	351
	GE Power India Ltd.	83,217	292
*	WABCO India Ltd.	3,062	279
	Vedanta Ltd. ADR	18,050	248
*	DRC Systems India Ltd.	14,214	50
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			11,856,646
Indonesia (0.36%)
	Bank Central Asia Tbk. PT	121,627,144	269,253
	Bank Rakyat Indonesia Persero Tbk. PT	666,352,983	186,469
	Telkom Indonesia Persero Tbk. PT	586,425,359	129,568
	Bank Mandiri Persero Tbk. PT	234,811,555	99,974
	Astra International Tbk. PT	258,111,785	98,092
	Charoen Pokphand Indonesia Tbk. PT	90,557,194	44,151
	Bank Negara Indonesia Persero Tbk. PT	98,169,427	38,637
	Unilever Indonesia Tbk. PT	74,538,667	30,939
	United Tractors Tbk. PT	19,773,004	28,940
	Semen Indonesia Persero Tbk. PT	36,150,758	26,051

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Indofood Sukses Makmur Tbk. PT	57,342,013	25,864
	Tower Bersama Infrastructure Tbk. PT	123,787,833	23,865
	Kalbe Farma Tbk. PT	227,917,195	22,717
	Sarana Menara Nusantara Tbk. PT	285,101,288	22,487
	Indah Kiat Pulp & Paper Tbk. PT	31,609,158	19,862
*	Barito Pacific Tbk. PT	282,721,623	19,545
	Indofood CBP Sukses Makmur Tbk. PT	30,883,650	18,592
	Aneka Tambang Tbk.	106,532,448	18,278
*	Gudang Garam Tbk. PT	5,859,158	14,630
	Indocement Tunggal Prakarsa Tbk. PT	15,975,818	14,187
	Adaro Energy Tbk. PT	159,793,816	13,740
	Ciputra Development Tbk. PT	166,429,491	13,098
	Japfa Comfeed Indonesia Tbk. PT	84,849,920	12,372
	Mitra Keluarga Karyasehat Tbk. PT	67,807,702	12,288
	Perusahaan Gas Negara Tbk. PT	140,936,136	11,916
	Hanjaya Mandala Sampoerna Tbk. PT	119,031,404	10,853
*	Lippo Karawaci Tbk. PT	725,447,971	10,732
*	Pakuwon Jati Tbk. PT	278,762,815	10,215
	Pabrik Kertas Tjiwi Kimia Tbk. PT	14,714,830	10,133
*	Summarecon Agung Tbk. PT	131,683,667	8,818
	Bukit Asam Tbk. PT	53,244,175	8,713
	Ace Hardware Indonesia Tbk. PT	84,731,317	8,678
*	Vale Indonesia Tbk. PT	25,335,318	8,059
*	Surya Citra Media Tbk. PT	71,933,763	7,830
	Mayora Indah Tbk. PT	45,494,700	7,746
	Jasa Marga Persero Tbk. PT	26,182,186	7,512
*	Medco Energi Internasional Tbk. PT	146,518,751	6,757
*	Bumi Serpong Damai Tbk. PT	82,645,628	6,717
	XL Axiata Tbk. PT	42,963,365	6,197
	Bank BTPN Syariah Tbk. PT	26,959,873	6,089
*	Indosat Tbk. PT	12,968,400	5,894
*	Bank Syariah Indonesia Tbk. PT	31,851,541	5,022
*	Bank Tabungan Negara Persero Tbk. PT	44,710,727	4,907
*	Bank Bukopin Tbk. PT	149,895,600	4,893
*	Smartfren Telecom Tbk. PT	811,231,813	4,721
*	Mitra Adiperkasa Tbk. PT	83,255,722	4,610
	Waskita Karya Persero Tbk. PT	58,730,388	4,506
	AKR Corporindo Tbk. PT	19,460,028	4,396
*	Media Nusantara Citra Tbk. PT	60,875,662	4,125
	Wijaya Karya Persero Tbk. PT	39,993,060	3,977
*	Timah Tbk. PT	33,062,393	3,945
	Indo Tambangraya Megah Tbk. PT	4,725,430	3,877
*	Matahari Department Store Tbk. PT	25,836,150	3,215
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	31,757,957	2,864
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	29,244,068	2,810
	Astra Agro Lestari Tbk. PT	4,015,165	2,589
	PP Persero Tbk. PT	30,659,783	2,582
*	Panin Financial Tbk. PT	172,884,187	2,308
*	Bank Pan Indonesia Tbk. PT	35,609,733	2,216
*,3	Trada Alam Minera Tbk. PT	537,807,334	1,862
*	Global Mediacom Tbk. PT	90,294,410	1,674
	Adhi Karya Persero Tbk. PT	20,238,280	1,616
	Ramayana Lestari Sentosa Tbk. PT	29,987,489	1,608
*	Kresna Graha Investama Tbk. PT	151,443,730	1,563
*	Alam Sutera Realty Tbk. PT	107,118,840	1,466
	Surya Semesta Internusa Tbk. PT	46,135,465	1,435
*	Bank Danamon Indonesia Tbk. PT	6,865,695	1,234
*	Krakatau Steel Persero Tbk. PT	27,955,320	1,216
*	Eagle High Plantations Tbk. PT	99,807,458	793

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Smartfren Telecom Tbk. PT Rights Exp. 05/04/2021	12,947,567	439
*	Totalindo Eka Persada Tbk. PT	62,111,897	215
			1,429,142
Ireland (0.15%)
	Kerry Group plc Class A	1,929,184	250,064
	Kingspan Group plc	1,880,834	167,291
*	Bank of Ireland Group plc	11,394,794	66,772
	Glanbia plc	2,436,770	35,848
*,1	AIB Group plc	9,812,522	28,667
*	Dalata Hotel Group plc	2,451,743	13,291
*	Cairn Homes plc	10,169,097	13,229
	Hibernia REIT plc	9,218,581	12,603
*	Irish Continental Group plc	2,041,274	11,163
*,3	Irish Bank Resolution Corp.	698,992	—
			598,928
Israel (0.36%)
*	Nice Ltd.	785,495	189,434
*	Teva Pharmaceutical Industries Ltd.	12,348,645	131,323
*	Bank Leumi Le-Israel BM	18,633,162	130,800
*	Bank Hapoalim BM	14,237,439	113,154
*	Israel Discount Bank Ltd. Class A	15,165,213	68,268
	ICL Group Ltd.	8,892,025	56,897
*	Mizrahi Tefahot Bank Ltd.	1,817,164	51,075
	Elbit Systems Ltd.	317,202	43,501
*	Tower Semiconductor Ltd.	1,379,486	39,826
	Azrieli Group Ltd.	487,410	34,202
*	Nova Measuring Instruments Ltd.	346,971	33,293
*	Bezeq The Israeli Telecommunication Corp. Ltd.	26,704,420	28,975
	Mivne Real Estate KD Ltd.	9,277,442	25,444
*	First International Bank of Israel Ltd.	753,284	22,968
	Alony Hetz Properties & Investments Ltd.	1,435,808	20,650
*	Shikun & Binui Ltd.	2,793,583	18,748
*	Airport City Ltd.	1,103,684	18,327
	Harel Insurance Investments & Financial Services Ltd.	1,627,883	17,049
	Strauss Group Ltd.	561,893	16,415
	Paz Oil Co. Ltd.	138,858	15,297
*	Melisron Ltd.	240,706	14,533
	Amot Investments Ltd.	2,115,039	13,791
*	Enlight Renewable Energy Ltd.	6,563,476	13,672
	Shufersal Ltd.	1,601,686	12,962
	Phoenix Holdings Ltd.	1,423,288	12,638
	Electra Ltd.	21,965	12,167
	Matrix IT Ltd.	456,055	12,000
*	Israel Corp. Ltd.	45,616	11,999
	Reit 1 Ltd.	2,196,633	11,636
	Shapir Engineering & Industry Ltd.	1,558,071	11,154
	Ashtrom Group Ltd.	498,200	10,728
*	Isracard Ltd.	2,687,364	10,039
	Energix-Renewable Energies Ltd.	2,407,117	9,436
	Sapiens International Corp. NV	275,208	9,130
	Maytronics Ltd.	428,223	8,720
	Gazit-Globe Ltd.	1,317,845	8,585
*	AFI Properties Ltd.	203,828	8,432
*	Clal Insurance Enterprises Holdings Ltd.	462,588	8,318
	Formula Systems 1985 Ltd.	84,082	8,048
	Fox Wizel Ltd.	69,350	8,024
	Hilan Ltd.	152,848	7,980
	Danel Adir Yeoshua Ltd.	45,461	7,915
	Bayside Land Corp. Ltd.	832,605	7,629
*	Big Shopping Centers Ltd.	62,060	7,479

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Compugen Ltd.	847,294	7,460
	AudioCodes Ltd.	226,125	6,821
*	FIBI Holdings Ltd.	172,287	5,976
*	Fattal Holdings 1998 Ltd.	56,468	5,853
*	Allot Ltd.	301,767	5,566
	Menora Mivtachim Holdings Ltd.	254,003	5,542
	Kenon Holdings Ltd.	163,812	5,394
*	Oil Refineries Ltd.	19,574,389	5,386
	Sella Capital Real Estate Ltd.	2,089,703	5,324
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	73,599	5,157
*	OPC Energy Ltd.	494,062	4,935
	Delek Automotive Systems Ltd.	388,924	4,808
*	Migdal Insurance & Financial Holdings Ltd.	3,556,345	4,237
	Mega Or Holdings Ltd.	125,381	4,150
*	Partner Communications Co. Ltd.	949,979	4,136
*	Delek Group Ltd.	89,933	3,927
	Gilat Satellite Networks Ltd.	351,132	3,600
*	Summit Real Estate Holdings Ltd.	216,597	3,529
	IDI Insurance Co. Ltd.	87,457	3,381
*	Brack Capital Properties NV	35,421	3,306
*	Delta Galil Industries Ltd.	92,370	2,533
*	Kamada Ltd.	313,607	1,910
*	Cellcom Israel Ltd. (XTAE)	481,451	1,861
*	Naphtha Israel Petroleum Corp. Ltd.	394,114	1,857
*	Equital Ltd.	27,698	722
*	Cellcom Israel Ltd. (XNYS)	96,578	368
			1,430,400
Italy (1.57%)
	Enel SpA	97,307,585	966,199
*	Intesa Sanpaolo SpA	193,696,952	540,011
	Stellantis NV	25,671,047	425,600
	Eni SpA	30,866,667	367,650
	Ferrari NV	1,523,579	326,377
	Assicurazioni Generali SpA	15,836,230	316,985
	UniCredit SpA	26,603,247	273,268
	CNH Industrial NV	12,324,219	182,948
	Snam SpA	27,375,682	154,045
*	Moncler SpA	2,420,355	148,345
*	FinecoBank Banca Fineco SpA	7,785,267	133,905
	Terna Rete Elettrica Nazionale SpA	17,644,303	130,064
*	Atlantia SpA	6,128,613	119,479
	EXOR NV	1,311,981	107,678
*,2	Nexi SpA	5,387,877	103,207
	Prysmian SpA	3,155,671	98,730
*	Mediobanca Banca di Credito Finanziario SpA	8,357,691	94,396
[2]	Poste Italiane SpA	5,732,827	75,049
	Davide Campari-Milano NV	6,205,336	73,226
	Telecom Italia SpA (Registered)	124,984,198	68,525
	Recordati Industria Chimica e Farmaceutica SpA	1,230,594	67,804
*	Amplifon SpA	1,546,988	65,291
	Tenaris SA	5,590,738	59,949
	Interpump Group SpA	1,019,056	54,244
	Banco BPM SpA	18,365,449	52,235
	DiaSorin SpA	287,597	48,845
	Telecom Italia SpA (Bearer)	80,927,821	47,469
[2]	Infrastrutture Wireless Italiane SpA	3,981,113	46,450
	Italgas SpA	6,589,436	42,975
	Leonardo SpA	4,868,985	39,734
	A2A SpA	19,897,068	38,918
	Azimut Holding SpA	1,562,823	37,391
	Reply SpA	274,591	37,331

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hera SpA	9,067,817	36,489
	De' Longhi SpA	829,905	36,275
*	Unipol Gruppo SpA	5,989,635	32,734
	Buzzi Unicem SpA	1,219,719	32,544
*,2	Pirelli & C SpA	5,627,524	31,619
*	Banca Mediolanum SpA	3,331,126	31,081
*	Banca Generali SpA	754,256	28,839
*	Cerved Group SpA	2,416,522	28,348
*	BPER Banca	12,128,126	27,634
	Iren SpA	8,613,869	25,711
*	Banca Popolare di Sondrio SCPA	6,017,420	25,300
*	ASTM SpA	782,393	24,242
*	Freni Brembo SpA	1,897,483	23,615
	ERG SpA	717,515	21,449
*	Brunello Cucinelli SpA	420,185	21,389
	UnipolSai Assicurazioni SpA	6,803,811	21,130
*,2	Technogym SpA	1,570,463	21,039
[2]	BFF Bank SpA	2,070,444	18,538
[2]	Anima Holding SpA	3,520,750	18,188
*	Salvatore Ferragamo SpA	846,440	18,123
[1]	Saipem SpA	7,148,678	16,483
[2]	Enav SpA	3,251,318	15,090
*,1	Autogrill SpA	1,598,674	13,233
*,1	Mediaset SpA	4,143,343	13,230
	Gruppo MutuiOnline SpA	243,757	13,102
	ACEA SpA	526,277	11,949
*,2	GVS SpA	675,848	11,777
	Tamburi Investment Partners SpA	1,245,575	11,695
	Falck Renewables SpA	1,583,084	11,560
*,1	Societa Cattolica Di Assicurazione SpA	1,832,956	10,865
[2]	Carel Industries SpA	479,076	10,729
*	MARR SpA	452,054	10,107
	SOL SpA	463,296	9,186
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	346,729	8,508
	Piaggio & C SpA	2,078,452	8,049
*	Sesa SpA	55,223	7,660
	Zignago Vetro SpA	328,075	6,764
[1]	Webuild SpA	3,025,403	6,516
*	Banca IFIS SpA	457,528	6,253
*,1	Tod's SpA	132,025	6,211
	Italmobiliare SpA	174,432	6,184
[2]	RAI Way SpA	1,052,878	6,181
*,1	Juventus Football Club SpA	6,929,382	6,082
*	CIR SpA-Compagnie Industriali	10,749,786	6,069
*,2	doValue SpA	483,259	5,993
[1]	Maire Tecnimont SpA	1,869,416	5,981
	Cementir Holding NV	506,811	5,656
*,1	Saras SpA	7,811,750	5,388
*	Credito Emiliano SpA	850,288	5,249
	Datalogic SpA	239,302	4,920
*	Biesse SpA	167,054	4,914
*,1	Fincantieri SpA	6,321,463	4,876
*,1	Banca Monte dei Paschi di Siena SpA	3,485,207	4,760
*	Tinexta Spa	150,176	4,508
	Tenaris SA ADR	170,013	3,635
	Danieli & C Officine Meccaniche SpA	205,742	3,295
*	Arnoldo Mondadori Editore SpA	1,317,599	2,481
	Immobiliare Grande Distribuzione SIIQ SpA	401,776	1,903
	DeA Capital SpA	930,944	1,635
*	Rizzoli Corriere Della Sera Mediagroup SpA	1,158,230	995

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,3	Gemina SpA	315,232	—
*,3	AMCO - Asset Management Co. SpA	65,815	—
			6,168,282
Japan (15.35%)
	Toyota Motor Corp.	30,835,673	2,307,254
	SoftBank Group Corp.	17,429,949	1,570,624
	Sony Group Corp.	15,443,065	1,543,981
	Keyence Corp.	2,255,787	1,082,897
	Shin-Etsu Chemical Co. Ltd.	4,978,368	840,359
	Tokyo Electron Ltd.	1,848,030	839,353
	Mitsubishi UFJ Financial Group Inc.	156,112,803	830,535
	Nintendo Co. Ltd.	1,334,173	765,353
	Recruit Holdings Co. Ltd.	16,872,403	760,734
	Nidec Corp.	5,801,686	669,915
	Daikin Industries Ltd.	3,314,681	668,620
	KDDI Corp.	21,258,352	642,628
	Honda Motor Co. Ltd.	21,396,367	638,036
	Takeda Pharmaceutical Co. Ltd.	18,678,958	623,887
	Daiichi Sankyo Co. Ltd.	23,876,647	609,820
	Hitachi Ltd.	11,566,016	572,491
	Sumitomo Mitsui Financial Group Inc.	16,191,231	568,777
	Murata Manufacturing Co. Ltd.	7,131,136	566,978
	FANUC Corp.	2,403,433	553,470
	ITOCHU Corp.	16,907,611	527,835
	Fast Retailing Co. Ltd.	641,046	525,934
	Hoya Corp.	4,542,442	516,318
	Mizuho Financial Group Inc.	31,772,002	447,173
	SoftBank Corp.	34,531,061	445,118
	Mitsui & Co. Ltd.	20,366,558	429,809
	SMC Corp.	718,918	417,747
	Seven & i Holdings Co. Ltd.	9,638,013	416,132
	Mitsubishi Corp.	14,881,802	411,493
	Tokio Marine Holdings Inc.	8,151,247	390,909
	Nippon Telegraph & Telephone Corp.	15,218,302	383,697
	Mitsubishi Electric Corp.	24,813,897	382,341
	Kao Corp.	5,880,170	378,057
	Fujitsu Ltd.	2,362,373	375,282
	Denso Corp.	5,688,771	367,796
	M3 Inc.	5,273,786	364,313
	Shiseido Co. Ltd.	4,853,089	353,165
	Astellas Pharma Inc.	23,308,401	350,816
	Komatsu Ltd.	11,433,961	336,211
	Central Japan Railway Co.	2,259,632	331,063
	Oriental Land Co. Ltd.	2,332,697	330,685
	Kubota Corp.	13,769,080	323,928
	Panasonic Corp.	26,577,608	312,074
	Terumo Corp.	8,220,062	310,819
	East Japan Railway Co.	4,514,572	309,193
	Chugai Pharmaceutical Co. Ltd.	8,139,701	305,523
	Canon Inc.	12,476,804	296,700
	Bridgestone Corp.	7,228,677	289,712
	FUJIFILM Holdings Corp.	4,427,065	286,764
	Japan Tobacco Inc.	14,805,265	277,727
	Olympus Corp.	13,223,660	272,163
	Mitsui Fudosan Co. Ltd.	11,611,306	252,422
	ORIX Corp.	15,205,216	245,471
	Dai-ichi Life Holdings Inc.	13,282,084	239,835
	Aeon Co. Ltd.	8,743,822	238,609
	Daiwa House Industry Co. Ltd.	8,037,205	238,321
	Sysmex Corp.	2,372,713	236,995
	Mitsubishi Estate Co. Ltd.	14,319,638	235,685

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Kyocera Corp.	3,846,970	233,562
	Advantest Corp.	2,464,884	233,018
	Toshiba Corp.	5,522,030	228,232
	Shimano Inc.	976,254	223,225
	Asahi Group Holdings Ltd.	5,224,301	218,444
	Eisai Co. Ltd.	3,314,723	216,193
	Suzuki Motor Corp.	5,646,925	214,281
	TDK Corp.	1,493,894	202,591
	Secom Co. Ltd.	2,427,435	202,289
	Nomura Holdings Inc.	37,630,863	202,272
	Otsuka Holdings Co. Ltd.	5,231,813	200,507
	NEC Corp.	3,283,417	190,884
	Unicharm Corp.	4,852,736	188,628
	Sumitomo Corp.	13,769,723	187,117
	Shionogi & Co. Ltd.	3,429,855	180,819
	Bandai Namco Holdings Inc.	2,450,177	179,796
	Kirin Holdings Co. Ltd.	9,501,878	178,438
	Nippon Steel Corp.	10,148,791	177,350
	Omron Corp.	2,330,083	176,448
	MS&AD Insurance Group Holdings Inc.	5,968,140	169,320
	Nexon Co. Ltd.	5,090,120	168,367
	Lasertec Corp.	955,077	168,178
	Nitori Holdings Co. Ltd.	930,146	166,594
	Sumitomo Realty & Development Co. Ltd.	4,978,541	166,188
	Asahi Kasei Corp.	15,462,611	162,891
	Marubeni Corp.	19,481,709	162,268
	ENEOS Holdings Inc.	37,605,609	161,739
	Obic Co. Ltd.	836,562	161,227
	Toyota Industries Corp.	1,996,113	160,266
	Japan Exchange Group Inc.	6,745,594	158,207
	Sumitomo Mitsui Trust Holdings Inc.	4,576,041	155,964
	Sompo Holdings Inc.	4,133,693	153,629
	Nitto Denko Corp.	1,838,341	152,131
	Z Holdings Corp.	32,533,405	150,053
	Yaskawa Electric Corp.	3,223,708	148,596
	Sekisui House Ltd.	7,088,930	143,569
	Subaru Corp.	7,637,316	142,004
	Nippon Paint Holdings Co. Ltd.	9,906,250	141,499
	Kikkoman Corp.	2,296,887	141,153
	Sumitomo Electric Industries Ltd.	9,412,184	140,052
*	Japan Post Holdings Co. Ltd.	16,605,745	139,546
	Makita Corp.	3,063,431	137,962
	Pan Pacific International Holdings Corp.	6,381,805	137,562
	Ono Pharmaceutical Co. Ltd.	5,389,173	135,747
	MINEBEA MITSUMI Inc.	5,118,792	128,375
	Sumitomo Metal Mining Co. Ltd.	2,997,364	126,903
	Rakuten Group Inc.	9,971,952	126,765
	West Japan Railway Co.	2,247,043	124,230
	NTT Data Corp.	7,891,439	122,877
	Ajinomoto Co. Inc.	6,125,605	122,503
	Resona Holdings Inc.	29,713,698	122,321
	SG Holdings Co. Ltd.	5,313,148	120,657
*	Nissan Motor Co. Ltd.	23,995,287	120,455
	Daifuku Co. Ltd.	1,207,686	119,371
	Mitsubishi Chemical Holdings Corp.	15,983,098	118,986
	Toyota Tsusho Corp.	2,793,366	118,367
	Yamato Holdings Co. Ltd.	4,189,786	118,168
	Shimadzu Corp.	3,369,860	118,090
	Toray Industries Inc.	18,903,259	117,545
	Disco Corp.	347,904	112,346
	Tokyo Gas Co. Ltd.	5,318,946	107,942

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Yamaha Corp.	1,971,211	107,580
	Mitsubishi Heavy Industries Ltd.	3,579,846	106,566
	Chubu Electric Power Co. Inc.	8,752,727	106,069
	MEIJI Holdings Co. Ltd.	1,690,363	104,893
	AGC Inc.	2,294,979	104,649
*	Renesas Electronics Corp.	8,959,685	104,364
	Odakyu Electric Railway Co. Ltd.	3,847,719	104,211
	Rohm Co. Ltd.	1,030,332	101,707
	Daiwa Securities Group Inc.	18,843,135	100,549
	Nomura Research Institute Ltd.	3,267,321	100,271
	CyberAgent Inc.	4,831,140	99,147
	MISUMI Group Inc.	3,483,099	98,376
	Sumitomo Chemical Co. Ltd.	18,892,763	96,432
	Osaka Gas Co. Ltd.	4,944,293	95,702
	Kyowa Kirin Co. Ltd.	3,134,450	95,407
	TOTO Ltd.	1,809,335	94,068
	Hamamatsu Photonics KK	1,614,917	93,604
	Keio Corp.	1,436,323	93,502
	Kansai Electric Power Co. Inc.	9,148,352	90,868
	Ricoh Co. Ltd.	8,485,142	90,673
	Taisei Corp.	2,452,240	90,606
	Koito Manufacturing Co. Ltd.	1,442,133	89,961
	Lixil Corp.	3,318,451	89,887
	Nippon Building Fund Inc.	13,557	88,974
	Yamaha Motor Co. Ltd.	3,533,257	88,281
	Daito Trust Construction Co. Ltd.	820,543	87,251
	Nissan Chemical Corp.	1,697,061	87,251
	Nihon M&A Center Inc.	3,284,410	85,804
	Hankyu Hanshin Holdings Inc.	2,706,232	85,352
	T&D Holdings Inc.	6,898,435	84,659
	Dentsu Group Inc.	2,735,809	84,437
	Aisin Corp.	2,180,304	83,920
	JFE Holdings Inc.	6,368,923	83,750
	SBI Holdings Inc.	2,954,437	83,507
*	Kintetsu Group Holdings Co. Ltd.	2,281,034	81,831
	Yakult Honsha Co. Ltd.	1,677,507	81,655
	Nippon Yusen KK	2,030,059	79,788
	Tokyu Corp.	6,058,917	77,922
	Inpex Corp.	11,445,473	77,887
	Kajima Corp.	5,625,768	77,821
	Obayashi Corp.	8,347,469	76,375
	MonotaRO Co. Ltd.	2,948,988	74,882
	TIS Inc.	3,015,536	74,816
	SUMCO Corp.	2,889,366	74,725
	Sekisui Chemical Co. Ltd.	4,279,373	74,613
	Capcom Co. Ltd.	2,283,486	74,083
	Japan Real Estate Investment Corp.	11,849	73,442
	Fuji Electric Co. Ltd.	1,602,481	72,957
	Idemitsu Kosan Co. Ltd.	3,015,080	72,109
	Taiyo Yuden Co. Ltd.	1,552,921	71,277
	JSR Corp.	2,308,284	71,151
	Oji Holdings Corp.	11,186,414	70,562
	Konami Holdings Corp.	1,172,153	69,915
	Trend Micro Inc.	1,456,968	69,350
	Mitsui Chemicals Inc.	2,189,009	68,910
	Kobayashi Pharmaceutical Co. Ltd.	766,196	68,431
	Nippon Express Co. Ltd.	891,682	68,244
	Dai Nippon Printing Co. Ltd.	3,429,504	67,956
	Hirose Electric Co. Ltd.	419,862	66,929
	Azbil Corp.	1,657,269	66,916
	Nabtesco Corp.	1,484,893	66,820

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nippon Prologis REIT Inc.	20,788	66,615
	Otsuka Corp.	1,297,454	65,267
	Isuzu Motors Ltd.	6,421,977	65,210
	Miura Co. Ltd.	1,238,998	64,997
	Tobu Railway Co. Ltd.	2,518,222	64,844
	Kurita Water Industries Ltd.	1,394,389	64,399
	Ibiden Co. Ltd.	1,359,438	64,170
	Nomura Real Estate Master Fund Inc.	40,471	63,947
	Asahi Intecc Co. Ltd.	2,371,753	63,840
	GMO Payment Gateway Inc.	500,898	63,686
	Brother Industries Ltd.	2,972,970	63,036
	Toho Gas Co. Ltd.	1,127,865	62,859
	GLP J-Reit	37,360	62,673
	Ryohin Keikaku Co. Ltd.	2,969,733	62,546
	Tosoh Corp.	3,493,022	61,914
	Nissin Foods Holdings Co. Ltd.	870,258	61,667
	Kansai Paint Co. Ltd.	2,448,462	61,650
	Japan Metropolitan Fund Investment Corp.	62,081	61,179
	Toppan Printing Co. Ltd.	3,527,208	60,236
	Lion Corp.	3,172,801	59,532
	NGK Insulators Ltd.	3,237,364	59,167
	Seiko Epson Corp.	3,416,404	58,289
	Hoshizaki Corp.	655,792	58,259
	Food & Life Cos. Ltd.	1,300,739	58,014
*	Tokyo Electric Power Co. Holdings Inc.	19,492,020	57,797
	Santen Pharmaceutical Co. Ltd.	4,470,681	57,259
	NH Foods Ltd.	1,276,310	57,006
	Mitsui OSK Lines Ltd.	1,410,370	56,703
*	Nagoya Railroad Co. Ltd.	2,446,990	56,205
	Hikari Tsushin Inc.	279,312	56,186
	Yokogawa Electric Corp.	3,093,520	56,157
	Toho Co. Ltd. (Tokyo)	1,408,239	56,123
*	Mazda Motor Corp.	7,220,062	56,065
	Shimizu Corp.	6,797,907	55,703
	Kose Corp.	368,355	55,450
	Keisei Electric Railway Co. Ltd.	1,755,221	54,814
	Showa Denko KK	1,808,293	54,754
	Kyushu Electric Power Co. Inc.	5,942,604	54,468
	Hulic Co. Ltd.	4,722,621	53,878
	Tsuruha Holdings Inc.	464,015	53,639
	Square Enix Holdings Co. Ltd.	967,055	53,624
	Nisshin Seifun Group Inc.	3,316,284	53,566
	Hisamitsu Pharmaceutical Co. Inc.	917,268	53,509
	Tohoku Electric Power Co. Inc.	6,050,053	53,446
	Concordia Financial Group Ltd.	14,159,240	53,232
	Stanley Electric Co. Ltd.	1,857,821	53,183
	Mitsubishi Gas Chemical Co. Inc.	2,297,723	53,088
	Suntory Beverage & Food Ltd.	1,546,425	52,200
	NSK Ltd.	5,563,749	51,307
	Ebara Corp.	1,189,738	50,836
	Bank of Kyoto Ltd.	941,476	50,578
	Hakuhodo DY Holdings Inc.	2,983,062	50,486
	Shizuoka Bank Ltd.	6,563,225	50,363
	THK Co. Ltd.	1,455,705	49,661
	Chiba Bank Ltd.	7,903,620	49,423
	USS Co. Ltd.	2,719,477	49,347
	Mitsubishi HC Capital Inc.	8,541,761	49,091
	Marui Group Co. Ltd.	2,586,354	48,608
	Daiwa House REIT Investment Corp.	18,025	48,275
*	Hitachi Metals Ltd.	2,477,345	48,031
	Japan Post Bank Co. Ltd.	5,230,229	47,828

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	SCREEN Holdings Co. Ltd.	497,969	47,425
	Casio Computer Co. Ltd.	2,670,205	47,279
	Kuraray Co. Ltd.	4,347,017	47,253
*	PeptiDream Inc.	1,097,493	46,975
	Toyo Suisan Kaisha Ltd.	1,151,086	46,936
	BayCurrent Consulting Inc.	171,383	46,735
	Tokyo Century Corp.	753,834	46,603
	Pigeon Corp.	1,372,337	46,575
	Rinnai Corp.	463,645	46,557
	Keihan Holdings Co. Ltd.	1,262,753	46,109
	NOF Corp.	867,568	45,848
	Yamada Holdings Co. Ltd.	9,003,422	44,821
	Kakaku.com Inc.	1,649,432	44,783
	Japan Post Insurance Co. Ltd.	2,322,116	44,773
	Haseko Corp.	3,335,774	44,747
*	ANA Holdings Inc.	1,946,938	44,698
	COMSYS Holdings Corp.	1,435,995	44,582
	Kyushu Railway Co.	1,976,211	44,365
*	Kawasaki Heavy Industries Ltd.	1,843,186	44,240
	Sojitz Corp.	14,720,709	43,973
	Nippon Shinyaku Co. Ltd.	649,426	43,806
	Denka Co. Ltd.	1,115,461	43,684
	Koei Tecmo Holdings Co. Ltd.	975,555	43,495
	Tokyu Fudosan Holdings Corp.	7,794,806	43,385
	Iida Group Holdings Co. Ltd.	1,779,215	43,332
	Amada Co. Ltd.	3,969,754	43,058
	Chugoku Electric Power Co. Inc.	3,830,768	42,873
	ZOZO Inc.	1,261,803	42,440
	Itochu Techno-Solutions Corp.	1,222,105	42,287
	Sumitomo Heavy Industries Ltd.	1,440,256	41,921
	NGK Spark Plug Co. Ltd.	2,476,549	41,358
	Tokai Carbon Co. Ltd.	2,512,859	40,892
	Keikyu Corp.	3,188,526	40,881
	Hitachi Construction Machinery Co. Ltd.	1,329,527	40,871
	Orix JREIT Inc.	22,840	40,289
	Welcia Holdings Co. Ltd.	1,274,980	39,775
	Sumitomo Forestry Co. Ltd.	1,717,570	39,659
[1]	Ito En Ltd.	715,108	39,597
	Iwatani Corp.	629,240	39,437
	Persol Holdings Co. Ltd.	2,138,002	39,374
	Alfresa Holdings Corp.	2,181,615	39,107
	United Urban Investment Corp.	26,054	38,895
*	Japan Airlines Co. Ltd.	1,809,046	38,753
	Teijin Ltd.	2,345,292	38,614
	Tokyo Tatemono Co. Ltd.	2,605,293	38,572
	Matsumotokiyoshi Holdings Co. Ltd.	958,935	38,565
	Nikon Corp.	4,082,301	38,439
	Oracle Corp. Japan	408,838	38,331
	Sohgo Security Services Co. Ltd.	870,009	38,144
	Taiheiyo Cement Corp.	1,517,471	38,099
	Nifco Inc.	1,108,422	37,868
	Air Water Inc.	2,280,666	37,724
*	Skylark Holdings Co. Ltd.	2,496,786	37,085
	Sumitomo Dainippon Pharma Co. Ltd.	2,131,404	37,004
	Advance Residence Investment Corp.	11,581	36,884
	Nomura Real Estate Holdings Inc.	1,481,463	36,522
	Sega Sammy Holdings Inc.	2,526,593	36,263
	Open House Co. Ltd.	865,166	35,927
	Sugi Holdings Co. Ltd.	465,152	35,726
	Mitsubishi Materials Corp.	1,587,515	35,666
	Nichirei Corp.	1,406,769	35,578

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Kyowa Exeo Corp.	1,306,569	34,756
	Medipal Holdings Corp.	1,880,166	34,596
	NET One Systems Co. Ltd.	1,052,328	34,446
	Nippon Sanso Holdings Corp.	1,820,313	34,244
	Asics Corp.	2,153,003	34,211
	Fukuoka Financial Group Inc.	2,004,776	34,193
	Suzuken Co. Ltd.	943,247	33,992
	TechnoPro Holdings Inc.	459,527	33,794
	Shinsei Bank Ltd.	2,294,940	33,475
	Electric Power Development Co. Ltd.	2,084,091	33,412
[1]	Anritsu Corp.	1,715,502	33,331
	Kewpie Corp.	1,394,880	33,019
	Horiba Ltd.	504,645	32,871
	Sharp Corp.	1,943,228	32,793
	Aozora Bank Ltd.	1,513,474	32,587
	Sanwa Holdings Corp.	2,518,614	32,538
	Taisho Pharmaceutical Holdings Co. Ltd.	551,571	32,518
	Cosmos Pharmaceutical Corp.	225,551	32,373
	Tokyo Ohka Kogyo Co. Ltd.	486,545	32,243
*	IHI Corp.	1,595,868	32,228
	Konica Minolta Inc.	5,649,971	32,044
	Zensho Holdings Co. Ltd.	1,256,216	31,506
	SCSK Corp.	541,102	31,401
	Nankai Electric Railway Co. Ltd.	1,415,403	31,263
	Rohto Pharmaceutical Co. Ltd.	1,214,629	31,157
	Japan Prime Realty Investment Corp.	7,670	31,136
	JGC Holdings Corp.	2,717,269	31,063
	Isetan Mitsukoshi Holdings Ltd.	4,383,751	30,715
*	Kawasaki Kisen Kaisha Ltd.	1,093,996	30,503
	Industrial & Infrastructure Fund Investment Corp.	16,753	30,335
	Alps Alpine Co. Ltd.	2,497,608	30,263
	Zeon Corp.	1,896,259	30,235
	JAFCO Group Co. Ltd.	419,785	30,219
	K's Holdings Corp.	2,199,963	30,013
	House Foods Group Inc.	963,661	29,965
	Kaneka Corp.	768,012	29,912
	Zenkoku Hosho Co. Ltd.	662,234	29,724
	J Front Retailing Co. Ltd.	3,092,122	29,525
*	Japan Airport Terminal Co. Ltd.	657,274	29,511
	Takara Holdings Inc.	2,283,533	29,484
	Kagome Co. Ltd.	1,026,667	29,463
	Nihon Kohden Corp.	963,599	29,138
[1]	Sumitomo Rubber Industries Ltd.	2,347,325	29,078
	Penta-Ocean Construction Co. Ltd.	3,716,448	28,975
	Sundrug Co. Ltd.	849,077	28,935
	Morinaga Milk Industry Co. Ltd.	524,228	28,664
	Sekisui House Reit Inc.	34,381	28,608
	Tsumura & Co.	855,406	28,488
	Hino Motors Ltd.	3,384,085	28,403
	Fancl Corp.	869,188	28,393
	Fuji Corp.	1,065,398	28,360
	Jeol Ltd.	500,866	28,165
	Shimamura Co. Ltd.	284,608	28,156
	Relo Group Inc.	1,364,010	28,031
	GS Yuasa Corp.	1,032,382	27,945
	Mebuki Financial Group Inc.	12,786,342	27,899
	Ulvac Inc.	609,075	27,836
*	Seibu Holdings Inc.	2,583,855	27,786
	Coca-Cola Bottlers Japan Holdings Inc.	1,714,071	27,426
	Goldwin Inc.	458,986	27,417
	Shinko Electric Industries Co. Ltd.	849,131	27,386

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Activia Properties Inc.	5,896	27,187
	Sankyu Inc.	636,106	27,156
	Kinden Corp.	1,587,242	27,024
	DIC Corp.	1,055,521	26,978
*	Park24 Co. Ltd.	1,394,099	26,932
	Lawson Inc.	599,135	26,926
	Ship Healthcare Holdings Inc.	1,027,004	26,916
	Ube Industries Ltd.	1,320,168	26,694
	Kobe Steel Ltd.	3,681,990	26,509
	Mabuchi Motor Co. Ltd.	661,690	26,502
	Yamazaki Baking Co. Ltd.	1,670,326	26,476
	JTEKT Corp.	2,932,032	26,446
	Nishi-Nippon Railroad Co. Ltd.	1,015,327	26,229
	Nihon Unisys Ltd.	819,818	25,969
	Ezaki Glico Co. Ltd.	691,350	25,873
	Daicel Corp.	3,344,172	25,841
	SHO-BOND Holdings Co. Ltd.	617,393	25,773
	Yokohama Rubber Co. Ltd.	1,377,757	25,621
	Mitsubishi Logistics Corp.	855,260	25,432
	Nippon Electric Glass Co. Ltd.	1,004,238	25,411
	Nippon Gas Co. Ltd.	1,443,783	25,403
	Justsystems Corp.	436,751	25,263
	Infomart Corp.	2,669,187	25,165
	Toyo Tire Corp.	1,369,607	25,059
	Kamigumi Co. Ltd.	1,281,671	24,972
	LaSalle Logiport REIT	15,359	24,925
	Dowa Holdings Co. Ltd.	592,987	24,783
	Aeon Mall Co. Ltd.	1,560,190	24,767
	DeNA Co. Ltd.	1,199,407	24,539
	Sawai Group Holdings Co. Ltd.	507,951	24,447
	Mitsui Mining & Smelting Co. Ltd.	718,069	24,445
	Amano Corp.	894,631	24,307
	Toyoda Gosei Co. Ltd.	981,843	24,065
	ADEKA Corp.	1,234,551	24,026
	Pola Orbis Holdings Inc.	925,753	23,974
	Aica Kogyo Co. Ltd.	675,302	23,968
	Nippon Accommodations Fund Inc.	4,030	23,907
	Calbee Inc.	984,059	23,602
	FP Corp.	607,317	23,580
	Tokyo Seimitsu Co. Ltd.	497,867	23,534
	Seino Holdings Co. Ltd.	1,702,114	23,405
	Credit Saison Co. Ltd.	2,019,827	23,286
[1]	Kenedix Office Investment Corp.	3,144	23,151
	Mitsui Fudosan Logistics Park Inc.	4,453	23,048
	Japan Hotel REIT Investment Corp.	40,207	23,025
	Rengo Co. Ltd.	2,750,627	22,830
	Toda Corp.	3,157,998	22,546
	GMO internet Inc.	757,757	22,510
	Hirogin Holdings Inc.	4,018,965	22,216
	Toyo Seikan Group Holdings Ltd.	1,885,973	22,104
	Daido Steel Co. Ltd.	464,235	22,026
	Nippon Shokubai Co. Ltd.	415,833	21,856
	H.U. Group Holdings Inc.	667,624	21,840
	Fujitec Co. Ltd.	960,313	21,714
	Acom Co. Ltd.	5,043,073	21,677
*	Mitsubishi Motors Corp.	7,990,312	21,649
	Sotetsu Holdings Inc.	1,058,978	21,544
	PALTAC Corp.	413,212	21,529
	Kadokawa Corp.	528,890	21,085
	Furukawa Electric Co. Ltd.	793,348	21,043
	OKUMA Corp.	388,363	20,969

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Benesse Holdings Inc.	949,074	20,957
	Toei Co. Ltd.	93,806	20,941
	Nagase & Co. Ltd.	1,370,589	20,655
	Takuma Co. Ltd.	1,002,744	20,591
	Tokuyama Corp.	906,007	20,474
	DMG Mori Co. Ltd.	1,263,978	20,437
	Izumi Co. Ltd.	513,055	20,426
	Nichias Corp.	774,383	20,229
	Nippon Kayaku Co. Ltd.	2,185,816	20,217
	As One Corp.	161,093	20,114
	Japan Logistics Fund Inc.	7,013	20,055
	Bic Camera Inc.	1,942,683	20,053
	Takashimaya Co. Ltd.	1,813,838	20,052
	Maruichi Steel Tube Ltd.	799,502	20,012
	Asahi Holdings Inc.	990,058	20,000
	Menicon Co. Ltd.	327,743	19,935
	Iyo Bank Ltd.	3,613,462	19,931
	Hachijuni Bank Ltd.	5,812,309	19,871
	Outsourcing Inc.	1,292,648	19,864
	Benefit One Inc.	791,604	19,862
	Ushio Inc.	1,499,640	19,861
	Japan Steel Works Ltd.	812,245	19,731
	Ain Holdings Inc.	353,833	19,639
	Meitec Corp.	352,610	19,638
	Daiichikosho Co. Ltd.	525,473	19,599
	JCR Pharmaceuticals Co. Ltd.	717,039	19,550
	TS Tech Co. Ltd.	1,399,988	19,520
	Katitas Co. Ltd.	651,479	19,517
	Cosmo Energy Holdings Co. Ltd.	904,178	19,368
	Fujitsu General Ltd.	730,079	19,361
	Kyushu Financial Group Inc.	4,929,209	19,199
*	SHIFT Inc.	130,437	18,987
	NOK Corp.	1,468,267	18,923
	Nipro Corp.	1,553,951	18,702
	Mani Inc.	790,068	18,621
	Hazama Ando Corp.	2,439,603	18,618
	Nishimatsu Construction Co. Ltd.	698,804	18,600
	Topcon Corp.	1,359,749	18,552
	ABC-Mart Inc.	345,323	18,503
	Inaba Denki Sangyo Co. Ltd.	789,972	18,474
	Systena Corp.	899,082	18,463
	Seven Bank Ltd.	8,556,035	18,425
	Yaoko Co. Ltd.	288,591	18,408
	Kaken Pharmaceutical Co. Ltd.	442,704	18,253
	Kyudenko Corp.	522,941	18,234
	Daiwabo Holdings Co. Ltd.	1,162,425	18,181
	Daiseki Co. Ltd.	482,165	18,171
	Gunma Bank Ltd.	5,539,803	18,123
*	RENOVA Inc.	573,938	18,076
	SMS Co. Ltd.	662,110	18,067
	Mirait Holdings Corp.	1,111,660	17,975
	Yamaguchi Financial Group Inc.	3,020,861	17,868
	Digital Garage Inc.	433,533	17,846
	Sumitomo Bakelite Co. Ltd.	437,182	17,703
	Monex Group Inc.	2,285,801	17,659
	Chugoku Bank Ltd.	2,225,392	17,617
*	Fujikura Ltd.	3,414,809	17,603
	Morinaga & Co. Ltd.	526,843	17,554
[1]	cocokara fine Inc.	258,567	17,532
	Nippon Suisan Kaisha Ltd.	3,739,296	17,523
	Nippo Corp.	668,915	17,518

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Japan Elevator Service Holdings Co. Ltd.	872,150	17,502
	Toagosei Co. Ltd.	1,555,670	17,421
	OSG Corp.	1,040,639	17,355
	Kokuyo Co. Ltd.	1,108,535	17,158
	Mori Hills REIT Investment Corp.	11,824	17,151
	Heiwa Real Estate Co. Ltd.	499,996	17,027
	AEON Financial Service Co. Ltd.	1,495,184	17,020
	Sapporo Holdings Ltd.	840,002	16,756
	Daiwa Securities Living Investments Corp.	16,212	16,638
	Kureha Corp.	244,981	16,570
	Daiwa Office Investment Corp.	2,286	16,519
	Nippon Paper Industries Co. Ltd.	1,336,557	16,443
	Tadano Ltd.	1,603,791	16,305
	Fuyo General Lease Co. Ltd.	243,928	16,252
	NHK Spring Co. Ltd.	2,188,284	16,161
	Invincible Investment Corp.	44,915	16,141
	Daio Paper Corp.	983,141	16,124
	Internet Initiative Japan Inc.	721,575	16,077
*	Yoshinoya Holdings Co. Ltd.	865,755	16,035
	Hitachi Zosen Corp.	2,120,020	16,033
	Shikoku Electric Power Co. Inc.	2,171,034	15,943
*	NTN Corp.	5,601,894	15,915
	Wacoal Holdings Corp.	700,061	15,804
	Takara Bio Inc.	614,513	15,702
	Toyota Boshoku Corp.	841,216	15,694
	Lintec Corp.	720,126	15,670
	Comforia Residential REIT Inc.	4,881	15,641
	Fukuyama Transporting Co. Ltd.	405,179	15,549
	Fuji Oil Holdings Inc.	602,704	15,531
	Hulic Reit Inc.	9,715	15,505
	Kenedix Residential Next Investment Corp.	7,509	15,489
	Kanematsu Corp.	1,168,469	15,402
	NEC Networks & System Integration Corp.	891,844	15,342
	Mizuho Leasing Co. Ltd.	509,057	15,232
	CKD Corp.	722,707	15,226
	IR Japan Holdings Ltd.	115,958	15,188
	Sumitomo Osaka Cement Co. Ltd.	475,183	15,091
*	Shochiku Co. Ltd.	134,069	15,050
	Kotobuki Spirits Co. Ltd.	250,355	15,024
	Fuji Kyuko Co. Ltd.	312,053	14,943
	Yamato Kogyo Co. Ltd.	494,478	14,879
	Kobe Bussan Co. Ltd.	555,528	14,840
[1]	NTT UD REIT Investment Corp.	10,005	14,833
	Maeda Corp.	1,728,104	14,766
	Hanwa Co. Ltd.	495,613	14,727
	Trusco Nakayama Corp.	569,434	14,723
	Glory Ltd.	684,788	14,702
	Kusuri no Aoki Holdings Co. Ltd.	208,484	14,620
	NSD Co. Ltd.	892,710	14,535
	Takasago Thermal Engineering Co. Ltd.	951,602	14,342
	Hokuriku Electric Power Co.	2,360,634	14,338
	Sankyo Co. Ltd.	553,916	14,322
	Resorttrust Inc.	897,872	14,302
	Nisshinbo Holdings Inc.	1,870,056	14,288
	Toyobo Co. Ltd.	1,179,089	14,265
	Pilot Corp.	445,560	14,235
	Canon Marketing Japan Inc.	589,352	14,228
	Duskin Co. Ltd.	596,143	14,160
	JINS Holdings Inc.	200,604	14,074
	Nippon Light Metal Holdings Co. Ltd.	722,204	14,066
	Hokuhoku Financial Group Inc.	1,663,636	14,018

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	AEON REIT Investment Corp.	10,127	13,925
	Ariake Japan Co. Ltd.	238,578	13,812
	Sakata Seed Corp.	391,415	13,802
	Nikkon Holdings Co. Ltd.	656,787	13,776
	Japan Excellent Inc.	9,780	13,676
	Frontier Real Estate Investment Corp.	3,128	13,667
	Senko Group Holdings Co. Ltd.	1,479,920	13,626
	Kandenko Co. Ltd.	1,584,683	13,546
	Milbon Co. Ltd.	253,830	13,516
*	Sanken Electric Co. Ltd.	288,038	13,457
	Japan Lifeline Co. Ltd.	944,709	13,314
	DTS Corp.	564,702	13,276
	NIPPON REIT Investment Corp.	3,421	13,275
	Kumagai Gumi Co. Ltd.	472,197	13,151
	Fuji Soft Inc.	262,010	13,125
	Nishi-Nippon Financial Holdings Inc.	2,041,421	13,117
*	Sanrio Co. Ltd.	809,315	13,104
*	Raksul Inc.	277,873	12,917
[1]	Colowide Co. Ltd.	764,061	12,857
	EDION Corp.	1,201,321	12,777
	Autobacs Seven Co. Ltd.	949,565	12,721
	Takeuchi Manufacturing Co. Ltd.	471,648	12,714
	Maruha Nichiro Corp.	555,285	12,714
*	Toshiba TEC Corp.	317,919	12,704
[1]	Takeda Pharmaceutical Co. Ltd. ADR	758,744	12,671
	Kintetsu World Express Inc.	522,152	12,598
	Fuji Seal International Inc.	567,346	12,597
	Nitto Boseki Co. Ltd.	356,629	12,570
	en-japan Inc.	412,842	12,523
	NS Solutions Corp.	413,699	12,512
	Shiga Bank Ltd.	627,501	12,402
	KH Neochem Co. Ltd.	520,261	12,377
[1]	Invesco Office J-Reit Inc.	66,719	12,308
	Hitachi Transport System Ltd.	394,870	12,268
	Okamura Corp.	981,460	12,192
	Elecom Co. Ltd.	578,380	12,149
	Hokkaido Electric Power Co. Inc.	2,544,852	12,125
	Toho Holdings Co. Ltd.	714,877	12,094
	TOKAI Holdings Corp.	1,470,199	12,030
	Oki Electric Industry Co. Ltd.	1,134,592	11,992
	Maruwa Co. Ltd.	114,554	11,805
	Matsui Securities Co. Ltd.	1,496,154	11,746
	Prima Meat Packers Ltd.	370,830	11,716
	Iriso Electronics Co. Ltd.	246,855	11,713
	Tokyu REIT Inc.	6,898	11,700
	Citizen Watch Co. Ltd.	3,474,606	11,691
	DCM Holdings Co. Ltd.	1,170,273	11,671
	Nihon Parkerizing Co. Ltd.	1,205,474	11,667
	Rorze Corp.	129,227	11,665
	77 Bank Ltd.	926,226	11,633
	Mitsui High-Tec Inc.	299,250	11,621
	OBIC Business Consultants Co. Ltd.	198,034	11,616
	Macnica Fuji Electronics Holdings Inc.	573,562	11,556
	Meidensha Corp.	541,781	11,492
	Japan Aviation Electronics Industry Ltd.	643,650	11,490
	Orient Corp.	8,404,812	11,480
	Mochida Pharmaceutical Co. Ltd.	328,307	11,450
	Kanamoto Co. Ltd.	466,235	11,438
	Heiwa Corp.	674,636	11,437
	Kenedix Retail REIT Corp.	4,457	11,416
	Okumura Corp.	455,099	11,397

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Wacom Co. Ltd.	1,771,137	11,353
	Megmilk Snow Brand Co. Ltd.	564,447	11,324
	Information Services International-Dentsu Ltd.	306,672	11,302
	Mixi Inc.	440,905	11,292
	Tsubakimoto Chain Co.	419,725	11,254
	Tri Chemical Laboratories Inc.	336,096	11,179
	Arcs Co. Ltd.	518,287	11,153
	Tokyotokeiba Co. Ltd.	204,938	11,097
	Mitsubishi Estate Logistics REIT Investment Corp.	2,664	11,020
	Daishi Hokuetsu Financial Group Inc.	510,727	10,985
	Shoei Co. Ltd.	287,556	10,911
	UT Group Co. Ltd.	327,473	10,896
*,1	Change Inc.	353,187	10,831
	Tokyo Steel Manufacturing Co. Ltd.	1,115,198	10,828
	Hokuetsu Corp.	2,069,791	10,738
	Tokai Tokyo Financial Holdings Inc.	2,846,777	10,694
	Tsugami Corp.	669,010	10,689
	Makino Milling Machine Co. Ltd.	283,676	10,685
	BeNext-Yumeshin Group Co.	817,389	10,669
	Tomy Co. Ltd.	1,234,785	10,603
	ASKUL Corp.	288,908	10,569
	Fujimi Inc.	252,668	10,566
[1]	Kyoritsu Maintenance Co. Ltd.	332,021	10,556
	Valor Holdings Co. Ltd.	491,946	10,509
	San-A Co. Ltd.	273,311	10,496
	Aiful Corp.	3,641,092	10,476
	Ichibanya Co. Ltd.	235,803	10,392
	Central Glass Co. Ltd.	502,095	10,352
	Dexerials Corp.	561,472	10,348
	Itoham Yonekyu Holdings Inc.	1,602,816	10,311
	Daihen Corp.	235,825	10,308
	Nippon Soda Co. Ltd.	354,914	10,304
[1]	Nishimatsuya Chain Co. Ltd.	655,537	10,285
	Heiwado Co. Ltd.	503,549	10,238
	BML Inc.	295,387	10,219
	Tokai Rika Co. Ltd.	629,535	10,191
[1]	Zojirushi Corp.	638,774	10,190
[1]	MOS Food Services Inc.	371,460	10,174
	TKC Corp.	323,466	10,169
	Taiyo Holdings Co. Ltd.	207,301	10,037
	Kumiai Chemical Industry Co. Ltd.	1,232,958	10,035
	Paramount Bed Holdings Co. Ltd.	503,206	9,985
	Kiyo Bank Ltd.	758,570	9,977
[1]	Toridoll Holdings Corp.	630,329	9,952
	Sangetsu Corp.	702,352	9,906
	Digital Arts Inc.	122,104	9,900
	Mitsubishi Logisnext Co. Ltd.	829,826	9,880
*,1	Chiyoda Corp.	2,107,257	9,803
	Nichiha Corp.	336,587	9,785
	Kohnan Shoji Co. Ltd.	361,272	9,772
	Nojima Corp.	389,413	9,715
	Komeri Co. Ltd.	377,352	9,687
[1]	Kura Sushi Inc.	274,852	9,631
	Sumitomo Mitsui Construction Co. Ltd.	2,253,799	9,616
	JCU Corp.	272,372	9,576
*	MedPeer Inc.	182,411	9,561
	Create SD Holdings Co. Ltd.	314,421	9,534
	Hogy Medical Co. Ltd.	311,613	9,416
	Seiren Co. Ltd.	543,637	9,413
	Mandom Corp.	501,276	9,395
	Musashi Seimitsu Industry Co. Ltd.	535,316	9,363

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Noevir Holdings Co. Ltd.	212,141	9,355
	Starts Corp. Inc.	379,524	9,296
	Awa Bank Ltd.	458,427	9,251
	Maruwa Unyu Kikan Co. Ltd.	527,184	9,203
	Transcosmos Inc.	321,851	9,193
	Raito Kogyo Co. Ltd.	571,220	9,186
	North Pacific Bank Ltd.	3,529,520	9,125
[1]	Atom Corp.	1,320,360	9,066
	KOMEDA Holdings Co. Ltd.	485,696	9,048
	Ichigo Inc.	2,887,479	9,025
[1]	Monogatari Corp.	133,064	9,007
	Taikisha Ltd.	333,795	9,000
	TBS Holdings Inc.	460,156	8,984
[1]	Anicom Holdings Inc.	964,600	8,966
	H2O Retailing Corp.	1,143,627	8,961
	Suruga Bank Ltd.	2,494,228	8,939
[1]	Hoshino Resorts REIT Inc.	1,515	8,892
	Aeon Delight Co. Ltd.	289,153	8,822
	Earth Corp.	159,902	8,822
	Joyful Honda Co. Ltd.	715,211	8,809
	Nippn Corp.	616,442	8,803
	San-In Godo Bank Ltd.	1,907,776	8,758
	Tocalo Co. Ltd.	643,983	8,743
	Giken Ltd.	204,208	8,738
	Eizo Corp.	234,638	8,718
	ZERIA Pharmaceutical Co. Ltd.	486,095	8,694
	Nachi-Fujikoshi Corp.	227,739	8,694
	Japan Material Co. Ltd.	745,462	8,665
	Ogaki Kyoritsu Bank Ltd.	481,492	8,655
	KYORIN Holdings Inc.	493,163	8,640
	Toyo Ink SC Holdings Co. Ltd.	466,612	8,614
	Sumitomo Warehouse Co. Ltd.	662,558	8,580
	Round One Corp.	775,017	8,579
*	Descente Ltd.	493,365	8,566
	GungHo Online Entertainment Inc.	448,277	8,527
	Maeda Road Construction Co. Ltd.	443,219	8,522
	Life Corp.	260,509	8,500
	Nisshin Oillio Group Ltd.	301,089	8,468
*,1	Create Restaurants Holdings Inc.	1,187,715	8,457
	Ai Holdings Corp.	440,564	8,411
*	UACJ Corp.	359,094	8,331
	Eiken Chemical Co. Ltd.	416,689	8,306
[1]	Pharma Foods International Co. Ltd.	281,623	8,303
*	Nippon Sheet Glass Co. Ltd.	1,252,264	8,261
	SAMTY Co. Ltd.	449,574	8,234
	Fuso Chemical Co. Ltd.	227,854	8,205
	Nikkiso Co. Ltd.	795,287	8,178
	Inabata & Co. Ltd.	542,169	8,169
*,1	HIS Co. Ltd.	395,669	8,140
	Maeda Kosen Co. Ltd.	263,394	8,134
	Okasan Securities Group Inc.	1,937,354	8,058
	Japan Petroleum Exploration Co. Ltd.	434,665	8,058
	MCJ Co. Ltd.	879,753	7,993
	Tsubaki Nakashima Co. Ltd.	530,896	7,918
	Sanyo Denki Co. Ltd.	108,454	7,812
	Nextage Co. Ltd.	492,311	7,794
	Megachips Corp.	227,547	7,781
*	M&A Capital Partners Co. Ltd.	166,959	7,718
	Saizeriya Co. Ltd.	350,303	7,689
	Shima Seiki Manufacturing Ltd.	379,497	7,638
	Kissei Pharmaceutical Co. Ltd.	375,148	7,623

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hosiden Corp.	802,992	7,619
	Ohsho Food Service Corp.	147,829	7,578
	Nichicon Corp.	771,472	7,573
	Shinmaywa Industries Ltd.	844,970	7,569
*,1	euglena Co. Ltd.	906,965	7,565
	Japan Securities Finance Co. Ltd.	1,023,387	7,552
[1]	Aruhi Corp.	467,958	7,552
	Takara Standard Co. Ltd.	534,195	7,528
	eRex Co. Ltd.	454,976	7,519
	Token Corp.	84,099	7,511
	Dip Corp.	271,838	7,505
	Mori Trust Sogo Reit Inc.	5,207	7,504
	Heiwa Real Estate REIT Inc.	4,978	7,501
*	KYB Corp.	279,219	7,466
	Shibaura Machine Co. Ltd.	309,566	7,383
	Totetsu Kogyo Co. Ltd.	318,148	7,374
	Cybozu Inc.	322,215	7,340
	Topre Corp.	548,132	7,336
	Showa Sangyo Co. Ltd.	270,650	7,318
	Strike Co. Ltd.	174,562	7,307
*	Oisix ra daichi Inc.	269,335	7,303
	Towa Pharmaceutical Co. Ltd.	352,447	7,297
	Seiko Holdings Corp.	412,773	7,290
	Funai Soken Holdings Inc.	409,215	7,263
	United Super Markets Holdings Inc.	716,195	7,246
	Yokogawa Bridge Holdings Corp.	381,425	7,190
	Comture Corp.	296,720	7,178
	Solasto Corp.	550,997	7,178
	Okinawa Electric Power Co. Inc.	538,262	7,153
	Nippon Densetsu Kogyo Co. Ltd.	439,930	7,138
*	Maxell Holdings Ltd.	605,011	7,131
	San-Ai Oil Co. Ltd.	635,032	7,125
*	Ringer Hut Co. Ltd.	351,220	7,113
	eGuarantee Inc.	368,478	7,088
	Nomura Co. Ltd.	973,788	7,084
	Gunze Ltd.	199,730	7,078
	Nippon Steel Trading Corp.	199,357	7,044
	Shibuya Corp.	231,792	7,039
	Infocom Corp.	274,799	7,029
	Yokowo Co. Ltd.	288,027	7,027
	Max Co. Ltd.	458,812	7,026
	Juroku Bank Ltd.	380,316	7,021
	Hirata Corp.	106,574	7,015
	FCC Co. Ltd.	434,338	6,990
	Adastria Co. Ltd.	408,532	6,937
	RS Technologies Co. Ltd.	115,060	6,936
	Sato Holdings Corp.	281,796	6,922
	Daiho Corp.	190,570	6,899
	Prestige International Inc.	1,037,102	6,891
	S-Pool Inc.	799,943	6,865
	ValueCommerce Co. Ltd.	213,379	6,842
	Kato Sangyo Co. Ltd.	230,388	6,759
	Toa Corp.	462,713	6,751
	Hyakugo Bank Ltd.	2,310,432	6,704
*,1	Optim Corp.	259,676	6,627
	Mitsuuroko Group Holdings Co. Ltd.	505,519	6,610
	Japan Wool Textile Co. Ltd.	737,619	6,591
	Arata Corp.	160,716	6,536
	Daibiru Corp.	558,188	6,530
	S Foods Inc.	219,114	6,521
	Mitsubishi Pencil Co. Ltd.	490,511	6,519

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Organo Corp.	96,032	6,430
	Nippon Signal Co. Ltd.	756,431	6,423
	Yodogawa Steel Works Ltd.	290,842	6,418
	Gree Inc.	1,219,553	6,380
[1]	Yamazen Corp.	712,556	6,369
	Nissin Electric Co. Ltd.	575,348	6,344
	Morita Holdings Corp.	434,418	6,337
	Fujimori Kogyo Co. Ltd.	167,981	6,331
[1]	Doutor Nichires Holdings Co. Ltd.	423,966	6,330
	Nagaileben Co. Ltd.	268,911	6,304
	Star Micronics Co. Ltd.	414,603	6,249
	Relia Inc.	523,171	6,226
	Nanto Bank Ltd.	370,652	6,198
	Insource Co. Ltd.	276,347	6,195
	Nippon Carbon Co. Ltd.	146,902	6,162
	Sanyo Chemical Industries Ltd.	129,645	6,159
	SKY Perfect JSAT Holdings Inc.	1,462,777	6,154
*	Royal Holdings Co. Ltd.	353,281	6,150
	Fuji Media Holdings Inc.	504,982	6,145
	Kitz Corp.	978,324	6,131
	Hokkoku Bank Ltd.	275,142	6,127
	DyDo Group Holdings Inc.	131,827	6,113
	Okamoto Industries Inc.	163,797	6,079
*	United Arrows Ltd.	345,411	6,072
	Noritz Corp.	406,109	6,048
	Sanki Engineering Co. Ltd.	472,213	6,017
	Belluna Co. Ltd.	568,313	6,014
	Pacific Industrial Co. Ltd.	557,697	5,998
	Noritsu Koki Co. Ltd.	253,725	5,997
	Micronics Japan Co. Ltd.	384,947	5,979
	Chugoku Marine Paints Ltd.	659,362	5,944
	Optex Group Co. Ltd.	389,963	5,934
	Bell System24 Holdings Inc.	393,058	5,933
	Axial Retailing Inc.	148,121	5,924
	Chudenko Corp.	278,742	5,922
	Sekisui Jushi Corp.	305,044	5,921
	Osaka Organic Chemical Industry Ltd.	158,140	5,914
	Towa Corp.	299,857	5,910
	Jaccs Co. Ltd.	302,151	5,909
[1]	V-Cube Inc.	226,117	5,902
	Kameda Seika Co. Ltd.	140,311	5,897
	Saibu Gas Holdings Co. Ltd.	251,750	5,877
	Nippon Ceramic Co. Ltd.	247,821	5,849
	Siix Corp.	436,943	5,829
	Aida Engineering Ltd.	693,042	5,826
	Mitsui-Soko Holdings Co. Ltd.	287,817	5,814
	Broadleaf Co. Ltd.	1,158,315	5,804
	Bank of Okinawa Ltd.	236,162	5,792
	Yellow Hat Ltd.	342,756	5,764
	Kisoji Co. Ltd.	274,406	5,760
	Nippon Seiki Co. Ltd.	524,768	5,755
	TV Asahi Holdings Corp.	313,713	5,750
	TechMatrix Corp.	297,872	5,718
	Nissha Co. Ltd.	484,349	5,679
	Nitto Kogyo Corp.	322,284	5,669
[1]	Grace Technology Inc.	231,132	5,645
	Nishio Rent All Co. Ltd.	202,248	5,587
	Keihanshin Building Co. Ltd.	409,602	5,584
	Bunka Shutter Co. Ltd.	636,879	5,575
	Global One Real Estate Investment Corp.	4,736	5,481
	V Technology Co. Ltd.	108,127	5,457

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Avex Inc.	397,108	5,433
	Idec Corp.	353,323	5,422
	Ryosan Co. Ltd.	275,202	5,417
[1]	Ryoyo Electro Corp.	218,302	5,391
	Nichi-iko Pharmaceutical Co. Ltd.	640,645	5,368
	Musashino Bank Ltd.	359,390	5,350
	ARTERIA Networks Corp.	376,802	5,346
	Trancom Co. Ltd.	68,819	5,342
	METAWATER Co. Ltd.	274,039	5,331
	Raiznext Corp.	503,512	5,313
	SBS Holdings Inc.	215,070	5,282
[1]	Shoei Foods Corp.	142,820	5,247
	Exedy Corp.	364,630	5,235
	Belc Co. Ltd.	98,299	5,217
	Toppan Forms Co. Ltd.	493,587	5,211
	Senshu Ikeda Holdings Inc.	3,370,416	5,211
	Plenus Co. Ltd.	277,542	5,141
	Modec Inc.	269,026	5,126
	Restar Holdings Corp.	289,823	5,121
[1]	Obara Group Inc.	150,910	5,118
	Mimasu Semiconductor Industry Co. Ltd.	199,378	5,102
	Shizuoka Gas Co. Ltd.	599,478	5,093
	KFC Holdings Japan Ltd.	190,864	5,050
	Osaka Soda Co. Ltd.	222,931	5,033
	Hamakyorex Co. Ltd.	177,697	5,001
	Noritake Co. Ltd.	150,718	4,988
	Sanshin Electronics Co. Ltd.	273,048	4,979
	Enplas Corp.	128,772	4,944
	Joshin Denki Co. Ltd.	194,795	4,922
	Ricoh Leasing Co. Ltd.	154,624	4,905
	Nippon Thompson Co. Ltd.	822,418	4,876
	IDOM Inc.	839,082	4,857
	Pressance Corp.	330,121	4,854
	Nohmi Bosai Ltd.	256,660	4,850
	Toyo Construction Co. Ltd.	904,342	4,849
	Nitta Corp.	200,621	4,830
	Koa Corp.	352,204	4,811
*	Mitsui E&S Holdings Co. Ltd.	983,471	4,801
	JVCKenwood Corp.	2,206,841	4,797
	Uchida Yoko Co. Ltd.	112,102	4,796
[1]	YA-MAN Ltd.	349,899	4,779
	Financial Products Group Co. Ltd.	719,930	4,779
	Nissan Shatai Co. Ltd.	739,408	4,766
	Wakita & Co. Ltd.	490,468	4,721
	Sakai Moving Service Co. Ltd.	103,359	4,713
	Nissei ASB Machine Co. Ltd.	101,870	4,700
	T Hasegawa Co. Ltd.	250,779	4,685
	Cawachi Ltd.	216,781	4,663
	Unipres Corp.	485,684	4,662
	Argo Graphics Inc.	165,655	4,655
	Sakata INX Corp.	499,492	4,646
	Keiyo Bank Ltd.	1,222,024	4,642
	TPR Co. Ltd.	323,405	4,641
[1]	Hiday Hidaka Corp.	302,710	4,640
[1]	COLOPL Inc.	625,934	4,635
	Yuasa Trading Co. Ltd.	169,898	4,622
[1]	Ichigo Office REIT Investment Corp.	5,295	4,622
[1]	Alpen Co. Ltd.	216,417	4,615
	Maruzen Showa Unyu Co. Ltd.	157,875	4,595
	Tokyu Construction Co. Ltd.	887,007	4,591
	Bank of Nagoya Ltd.	184,523	4,590

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Riken Keiki Co. Ltd.	180,217	4,586
	Kanto Denka Kogyo Co. Ltd.	578,598	4,560
	FULLCAST Holdings Co. Ltd.	262,017	4,559
	Hosokawa Micron Corp.	79,899	4,549
	Elan Corp.	380,764	4,532
	Fujibo Holdings Inc.	111,288	4,513
	Furukawa Co. Ltd.	397,832	4,506
	Intage Holdings Inc.	367,880	4,494
*	Sanyo Special Steel Co. Ltd.	296,337	4,488
	Itochu Enex Co. Ltd.	470,394	4,487
*	Aoyama Trading Co. Ltd.	592,986	4,484
	Pacific Metals Co. Ltd.	225,043	4,468
	Kyokuto Kaihatsu Kogyo Co. Ltd.	294,616	4,465
	Nippon Road Co. Ltd.	61,452	4,463
	Kanematsu Electronics Ltd.	129,960	4,460
	Sodick Co. Ltd.	491,502	4,454
	T-Gaia Corp.	259,523	4,452
	Zuken Inc.	162,212	4,452
	Nippon Denko Co. Ltd.	1,316,610	4,445
*	Ryobi Ltd.	306,836	4,443
	Tokai Corp.	200,891	4,419
	Fukushima Galilei Co. Ltd.	120,136	4,418
	Mizuno Corp.	223,935	4,418
	GLOBERIDE Inc.	111,383	4,392
	Hioki EE Corp.	88,545	4,342
	Shikoku Chemicals Corp.	384,759	4,320
	Nippon Television Holdings Inc.	327,383	4,310
	Geo Holdings Corp.	415,112	4,309
	Oiles Corp.	302,164	4,304
	Future Corp.	232,127	4,298
	Sinko Industries Ltd.	208,147	4,285
	Teikoku Sen-I Co. Ltd.	228,260	4,282
	Daikyonishikawa Corp.	619,916	4,282
	Tamura Corp.	923,645	4,274
	Tsukishima Kikai Co. Ltd.	384,686	4,261
	Nippon Koei Co. Ltd.	157,458	4,254
	Yondoshi Holdings Inc.	250,519	4,253
[1]	Taiko Pharmaceutical Co. Ltd.	391,650	4,251
	Kaga Electronics Co. Ltd.	192,479	4,244
	Media Do Co. Ltd.	80,648	4,226
*,1	Leopalace21 Corp.	3,058,485	4,224
	Shin-Etsu Polymer Co. Ltd.	445,062	4,219
	Konoike Transport Co. Ltd.	400,024	4,198
	TOMONY Holdings Inc.	1,557,636	4,195
	Taihei Dengyo Kaisha Ltd.	171,893	4,175
	Ichikoh Industries Ltd.	648,156	4,156
	Kurabo Industries Ltd.	249,846	4,152
	Konishi Co. Ltd.	270,608	4,147
	Pasona Group Inc.	231,845	4,139
	Nittetsu Mining Co. Ltd.	64,884	4,135
	Tamron Co. Ltd.	190,130	4,123
	Kitanotatsujin Corp.	883,668	4,117
	Miroku Jyoho Service Co. Ltd.	246,327	4,116
	Chofu Seisakusho Co. Ltd.	220,199	4,097
	Mitsubishi Shokuhin Co. Ltd.	149,324	4,047
	Sinfonia Technology Co. Ltd.	304,224	4,033
	Marudai Food Co. Ltd.	262,200	4,025
	Zenrin Co. Ltd.	381,145	4,021
	Yokohama Reito Co. Ltd.	498,429	3,996
	YAMABIKO Corp.	367,342	3,965
	ESPEC Corp.	228,260	3,947

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Iino Kaiun Kaisha Ltd.	788,810	3,944
	Aichi Steel Corp.	128,453	3,931
	Doshisha Co. Ltd.	233,491	3,930
	Onward Holdings Co. Ltd.	1,428,490	3,930
	Nippon Kanzai Co. Ltd.	197,270	3,920
	SWCC Showa Holdings Co. Ltd.	270,165	3,913
	TOC Co. Ltd.	601,970	3,912
	Komori Corp.	566,427	3,911
	Aomori Bank Ltd.	186,293	3,893
	EPS Holdings Inc.	361,699	3,874
	Kamakura Shinsho Ltd.	307,945	3,867
	Kyoei Steel Ltd.	275,737	3,858
	Matsuyafoods Holdings Co. Ltd.	121,985	3,844
	Takasago International Corp.	159,024	3,843
	Fuji Co. Ltd.	200,428	3,788
	Chubu Shiryo Co. Ltd.	303,129	3,782
	Computer Engineering & Consulting Ltd.	304,893	3,775
	Hokuto Corp.	207,608	3,775
[1]	Arcland Service Holdings Co. Ltd.	187,770	3,754
	Hyakujushi Bank Ltd.	268,076	3,740
	VT Holdings Co. Ltd.	966,370	3,727
	Toho Titanium Co. Ltd.	403,986	3,713
	Japan Pulp & Paper Co. Ltd.	111,822	3,712
	Toho Bank Ltd.	1,902,757	3,709
[1]	GMO GlobalSign Holdings KK	68,837	3,708
	Fujicco Co. Ltd.	210,996	3,707
	I'll Inc.	231,880	3,694
	CRE Logistics REIT Inc.	2,232	3,694
	Seikagaku Corp.	401,288	3,685
	Inageya Co. Ltd.	252,514	3,684
[1]	Fujio Food Group Inc.	280,912	3,666
	Macromill Inc.	472,590	3,663
	Ishihara Sangyo Kaisha Ltd.	437,897	3,646
	Tokushu Tokai Paper Co. Ltd.	90,225	3,637
	Dai-Dan Co. Ltd.	145,324	3,633
	Qol Holdings Co. Ltd.	288,618	3,625
	Toyo Tanso Co. Ltd.	183,784	3,606
	Daiichi Jitsugyo Co. Ltd.	93,271	3,597
	Piolax Inc.	263,881	3,597
	Meisei Industrial Co. Ltd.	511,721	3,583
	Arcland Sakamoto Co. Ltd.	262,004	3,576
	Tonami Holdings Co. Ltd.	73,547	3,575
	Fukui Bank Ltd.	228,386	3,559
	Torii Pharmaceutical Co. Ltd.	150,799	3,557
	Daito Pharmaceutical Co. Ltd.	111,568	3,540
	Toho Zinc Co. Ltd.	169,577	3,532
	Marusan Securities Co. Ltd.	608,335	3,529
	LIFULL Co. Ltd.	986,608	3,529
	PAL GROUP Holdings Co. Ltd.	249,219	3,523
	Fukuoka REIT Corp.	2,138	3,505
	Takara Leben Co. Ltd.	1,088,042	3,488
	Curves Holdings Co. Ltd.	462,487	3,485
	Sintokogio Ltd.	507,825	3,477
	Canon Electronics Inc.	216,629	3,464
	Futaba Industrial Co. Ltd.	729,944	3,463
	Daikokutenbussan Co. Ltd.	46,029	3,439
	Tosei Corp.	347,363	3,439
*,1	Japan Display Inc.	8,154,911	3,421
	Yamashin-Filter Corp.	443,909	3,421
	Ines Corp.	266,097	3,419
[1]	Sanoh Industrial Co. Ltd.	324,273	3,416

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[1]	Medical Data Vision Co. Ltd.	194,621	3,403
*	Matsuya Co. Ltd.	394,561	3,388
	Mitsuboshi Belting Ltd.	220,592	3,378
*	Oriental Shiraishi Corp.	1,247,173	3,355
	Digital Holdings Inc.	193,345	3,319
	J-Oil Mills Inc.	195,212	3,299
	Tsurumi Manufacturing Co. Ltd.	207,837	3,290
*,1	Vision Inc.	355,660	3,282
	Mitsui DM Sugar Holdings Co. Ltd.	198,225	3,279
	Sourcenext Corp.	1,139,739	3,278
	Alconix Corp.	236,576	3,255
	Fukui Computer Holdings Inc.	83,796	3,252
	SOSiLA Logistics REIT Inc.	2,486	3,245
	Hibiya Engineering Ltd.	191,044	3,243
	Keiyo Co. Ltd.	495,363	3,238
	Sumitomo Seika Chemicals Co. Ltd.	90,719	3,225
	Union Tool Co.	101,811	3,223
	Shin Nippon Air Technologies Co. Ltd.	163,073	3,213
	Sumitomo Densetsu Co. Ltd.	151,343	3,213
	EM Systems Co. Ltd.	429,810	3,210
	DKK Co. Ltd.	139,983	3,209
	Poletowin Pitcrew Holdings Inc.	310,107	3,207
	Riso Kagaku Corp.	264,193	3,195
	Starzen Co. Ltd.	156,738	3,186
	Eagle Industry Co. Ltd.	299,119	3,176
	Genky DrugStores Co. Ltd.	104,476	3,176
	Valqua Ltd.	167,098	3,172
	Bank of Iwate Ltd.	170,167	3,162
*	Kappa Create Co. Ltd.	238,124	3,162
	Press Kogyo Co. Ltd.	1,082,525	3,160
	Pack Corp.	126,252	3,148
	Yamagata Bank Ltd.	341,510	3,140
*,1	BrainPad Inc.	65,036	3,135
*	KLab Inc.	439,079	3,089
*	Vector Inc.	358,999	3,085
*	Shindengen Electric Manufacturing Co. Ltd.	98,608	3,076
[1]	Nippon Yakin Kogyo Co. Ltd.	177,724	3,060
	Hoosiers Holdings	507,342	3,057
	Link & Motivation Inc.	535,056	3,050
	Stella Chemifa Corp.	110,975	3,033
	Tachi-S Co. Ltd.	290,847	3,025
	Tenma Corp.	144,272	3,025
	Daiken Corp.	159,643	3,011
	Futaba Corp.	381,830	3,009
	Optorun Co. Ltd.	112,444	3,009
	Bando Chemical Industries Ltd.	458,873	2,997
	Goldcrest Co. Ltd.	206,247	2,994
	LEC Inc.	285,744	2,989
	Riso Kyoiku Co. Ltd.	1,106,147	2,986
	JAC Recruitment Co. Ltd.	192,012	2,983
	Daiwa Industries Ltd.	291,563	2,975
	Asahi Diamond Industrial Co. Ltd.	640,231	2,970
	Sun Frontier Fudousan Co. Ltd.	338,396	2,954
	Fujiya Co. Ltd.	150,422	2,950
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	141,967	2,938
	Tosho Co. Ltd.	176,660	2,898
	Tanseisha Co. Ltd.	379,231	2,879
	Nichiden Corp.	152,477	2,878
	Tokyo Kiraboshi Financial Group Inc.	263,259	2,864
	YAKUODO Holdings Co. Ltd.	132,624	2,864
[1]	Base Co. Ltd.	50,100	2,864

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1	Open Door Inc.	156,268	2,861
	San ju San Financial Group Inc.	241,108	2,860
	Mirai Corp.	6,358	2,855
	Miyazaki Bank Ltd.	141,079	2,851
	Gakken Holdings Co. Ltd.	224,198	2,838
*	Nippon Chemi-Con Corp.	180,309	2,835
	G-Tekt Corp.	222,128	2,833
	Japan Medical Dynamic Marketing Inc.	146,176	2,827
*	TSI Holdings Co. Ltd.	951,701	2,826
*	Atrae Inc.	183,552	2,823
	Okuwa Co. Ltd.	262,864	2,819
	Koshidaka Holdings Co. Ltd.	556,701	2,814
*	World Co. Ltd.	219,175	2,808
	SB Technology Corp.	93,199	2,807
	Okabe Co. Ltd.	418,646	2,806
	Sakai Chemical Industry Co. Ltd.	162,219	2,801
	World Holdings Co. Ltd.	110,146	2,796
	Takamatsu Construction Group Co. Ltd.	148,160	2,795
	Ehime Bank Ltd.	337,241	2,779
	Denyo Co. Ltd.	150,700	2,760
*	Key Coffee Inc.	145,526	2,751
	Furuno Electric Co. Ltd.	281,318	2,744
	Anest Iwata Corp.	306,156	2,732
	ASKA Pharmaceutical Holdings Co. Ltd.	217,081	2,728
*	Mitsuba Corp.	451,662	2,723
	Tachibana Eletech Co. Ltd.	188,959	2,705
	Akatsuki Inc.	73,617	2,698
	Melco Holdings Inc.	70,007	2,662
	Sparx Group Co. Ltd.	1,014,694	2,653
	Oita Bank Ltd.	152,343	2,626
*,1	W-Scope Corp.	414,230	2,620
	Daido Metal Co. Ltd.	511,166	2,604
	Katakura Industries Co. Ltd.	204,296	2,595
	gremz Inc.	152,800	2,595
	JM Holdings Co. Ltd.	136,651	2,581
	Yonex Co. Ltd.	468,173	2,573
	Yurtec Corp.	359,951	2,569
	Cosel Co. Ltd.	263,870	2,564
	ZIGExN Co. Ltd.	699,101	2,556
	CI Takiron Corp.	410,180	2,549
	Bank of the Ryukyus Ltd.	394,169	2,530
	Oyo Corp.	211,186	2,525
*,1	Istyle Inc.	576,231	2,515
	Weathernews Inc.	51,454	2,508
	Rheon Automatic Machinery Co. Ltd.	236,297	2,498
	Foster Electric Co. Ltd.	232,704	2,488
	Sumida Corp.	243,681	2,488
	Kamei Corp.	241,028	2,472
*	Unitika Ltd.	708,724	2,471
	Honeys Holdings Co. Ltd.	253,485	2,466
	Aisan Industry Co. Ltd.	347,055	2,455
	Topy Industries Ltd.	202,566	2,452
	Taki Chemical Co. Ltd.	44,096	2,427
	KeePer Technical Laboratory Co. Ltd.	113,398	2,409
	Mitsubishi Research Institute Inc.	63,750	2,405
	Nichiban Co. Ltd.	141,448	2,396
	Fixstars Corp.	268,533	2,396
	Shikoku Bank Ltd.	374,388	2,394
	Nihon Nohyaku Co. Ltd.	477,517	2,388
	Icom Inc.	100,077	2,386
	Aichi Bank Ltd.	93,202	2,384

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	St. Marc Holdings Co. Ltd.	153,786	2,383
	Hodogaya Chemical Co. Ltd.	60,871	2,369
*,1	RPA Holdings Inc.	347,754	2,367
	Sanyo Electric Railway Co. Ltd.	139,483	2,366
	Fudo Tetra Corp.	138,608	2,362
	CMK Corp.	588,966	2,359
[1]	Rock Field Co. Ltd.	167,205	2,355
	Toyo Kanetsu KK	102,759	2,355
	Fukuda Corp.	54,482	2,344
	Sumitomo Riko Co. Ltd.	360,633	2,341
	I-PEX Inc.	136,888	2,337
	Yorozu Corp.	214,393	2,323
	Amuse Inc.	112,871	2,316
	Mie Kotsu Group Holdings Inc.	536,100	2,314
	Kojima Co. Ltd.	284,167	2,309
*,1	Sagami Holdings Corp.	245,580	2,302
	JSP Corp.	140,649	2,289
	BRONCO BILLY Co. Ltd.	106,002	2,289
	HI-LEX Corp.	150,200	2,289
	Kyokuyo Co. Ltd.	85,312	2,286
	Nihon Chouzai Co. Ltd.	140,813	2,284
	Nippon Parking Development Co. Ltd.	1,596,143	2,280
	Tama Home Co. Ltd.	97,800	2,266
	G-7 Holdings Inc.	85,002	2,265
	Toenec Corp.	65,037	2,263
	ES-Con Japan Ltd.	334,326	2,250
	Central Security Patrols Co. Ltd.	83,824	2,248
	Yamanashi Chuo Bank Ltd.	296,033	2,240
	Komatsu Matere Co. Ltd.	269,918	2,226
	Sankyo Tateyama Inc.	295,991	2,225
	Tayca Corp.	176,745	2,223
	AOKI Holdings Inc.	399,325	2,219
	Shinko Shoji Co. Ltd.	323,586	2,214
	Toyo Corp.	228,953	2,213
	Tatsuta Electric Wire & Cable Co. Ltd.	405,518	2,212
	Tekken Corp.	131,969	2,208
*	Airtrip Corp.	107,947	2,195
	NS United Kaiun Kaisha Ltd.	104,847	2,192
	Marvelous Inc.	283,404	2,178
	Matsuda Sangyo Co. Ltd.	107,153	2,177
	JDC Corp.	397,146	2,175
	Riken Technos Corp.	493,095	2,174
	Itochu-Shokuhin Co. Ltd.	48,046	2,170
	Nitto Kohki Co. Ltd.	119,002	2,143
	Aiphone Co. Ltd.	135,776	2,133
	Vital KSK Holdings Inc.	331,620	2,132
	Studio Alice Co. Ltd.	99,866	2,123
	CONEXIO Corp.	167,021	2,121
	Kenko Mayonnaise Co. Ltd.	133,513	2,119
[1]	Furukawa Battery Co. Ltd.	143,317	2,118
[1]	Ministop Co. Ltd.	161,979	2,112
	Hankyu Hanshin REIT Inc.	1,502	2,105
[1]	Halows Co. Ltd.	78,143	2,098
	Japan Transcity Corp.	460,384	2,090
	Advan Co. Ltd.	244,752	2,086
	Alpha Systems Inc.	62,284	2,072
	Ichiyoshi Securities Co. Ltd.	364,957	2,070
	Dai Nippon Toryo Co. Ltd.	264,271	2,068
	Nagatanien Holdings Co. Ltd.	101,764	2,057
*	OSAKA Titanium Technologies Co. Ltd.	237,523	2,055
	Itochu Advance Logistics Investment Corp.	1,593	2,051

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1	FDK Corp.	159,452	2,045
	Warabeya Nichiyo Holdings Co. Ltd.	114,737	2,042
	Riken Corp.	95,221	2,041
	CTS Co. Ltd.	263,107	2,038
	Shinnihon Corp.	263,284	2,037
	Arakawa Chemical Industries Ltd.	183,872	2,031
	Ohara Inc.	140,667	2,025
*,1	WATAMI Co. Ltd.	229,584	1,997
	Tokyo Electron Device Ltd.	38,466	1,995
	Hochiki Corp.	171,148	1,984
*	Iseki & Co. Ltd.	139,062	1,979
	KAWADA TECHNOLOGIES Inc.	49,081	1,971
	Osaki Electric Co. Ltd.	376,400	1,969
	Chiyoda Co. Ltd.	243,975	1,956
[1]	Shin Nippon Biomedical Laboratories Ltd.	292,097	1,935
	Moriroku Holdings Co. Ltd.	104,181	1,926
	Aichi Corp.	246,729	1,924
	Kurimoto Ltd.	123,788	1,922
	Kyosan Electric Manufacturing Co. Ltd.	521,092	1,922
	Elematec Corp.	169,780	1,910
	Neturen Co. Ltd.	378,944	1,881
	Hisaka Works Ltd.	245,510	1,873
	Sinanen Holdings Co. Ltd.	68,601	1,872
	Xebio Holdings Co. Ltd.	235,315	1,865
	Riken Vitamin Co. Ltd.	148,863	1,853
	GCA Corp.	249,785	1,850
*,1	J Trust Co. Ltd.	841,931	1,849
	Akita Bank Ltd.	146,891	1,846
	Godo Steel Ltd.	114,647	1,841
	PC Depot Corp.	442,939	1,840
*	Gurunavi Inc.	319,796	1,838
	Achilles Corp.	143,324	1,831
	Shinwa Co. Ltd.	99,162	1,826
	Asahi Co. Ltd.	135,387	1,815
	Krosaki Harima Corp.	44,412	1,798
[1]	Aeon Hokkaido Corp.	181,500	1,794
	CMIC Holdings Co. Ltd.	122,286	1,790
	WDB Holdings Co. Ltd.	83,614	1,783
	Kanagawa Chuo Kotsu Co. Ltd.	53,209	1,766
	K&O Energy Group Inc.	133,952	1,752
	Kyokuto Securities Co. Ltd.	237,418	1,743
	Teikoku Electric Manufacturing Co. Ltd.	142,203	1,726
	Happinet Corp.	127,626	1,723
	JP-Holdings Inc.	605,773	1,719
	Feed One Co. Ltd.	217,235	1,709
*,1	Tokyo Base Co. Ltd.	272,305	1,708
	Yahagi Construction Co. Ltd.	237,019	1,707
	Chiyoda Integre Co. Ltd.	99,189	1,704
	CAC Holdings Corp.	129,626	1,687
	ST Corp.	100,774	1,671
	Kanaden Corp.	162,486	1,669
	Kyodo Printing Co. Ltd.	67,469	1,667
	Nippon Sharyo Ltd.	78,057	1,666
	Pronexus Inc.	160,001	1,664
	Ateam Inc.	103,305	1,660
*	Kourakuen Holdings Corp.	113,394	1,657
*	Kintetsu Department Store Co. Ltd.	58,888	1,654
	Seika Corp.	108,689	1,650
	Towa Bank Ltd.	296,705	1,649
	Torishima Pump Manufacturing Co. Ltd.	203,855	1,641
	Hito Communications Holdings Inc.	86,595	1,636

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Koatsu Gas Kogyo Co. Ltd.	257,925	1,629
[1]	Onoken Co. Ltd.	134,963	1,613
	Aeon Fantasy Co. Ltd.	87,554	1,606
	Toa Oil Co. Ltd.	64,515	1,602
	Tochigi Bank Ltd.	1,002,388	1,597
	Yushin Precision Equipment Co. Ltd.	196,653	1,590
	FAN Communications Inc.	444,837	1,586
	Nisso Corp.	243,831	1,585
*	COOKPAD Inc.	575,238	1,561
*	Akebono Brake Industry Co. Ltd.	924,324	1,560
	SRA Holdings	65,828	1,547
	Enigmo Inc.	135,253	1,539
	Wowow Inc.	62,846	1,531
*	Gunosy Inc.	169,343	1,522
	Shibusawa Warehouse Co. Ltd.	79,204	1,513
	Ryoden Corp.	100,908	1,511
	Nihon Tokushu Toryo Co. Ltd.	161,943	1,507
	Sac's Bar Holdings Inc.	264,558	1,507
	Chuo Spring Co. Ltd.	170,912	1,503
*,1	PIA Corp.	57,514	1,500
	One REIT Inc.	534	1,498
	Sanei Architecture Planning Co. Ltd.	83,810	1,479
	Bank of Saga Ltd.	118,987	1,474
	France Bed Holdings Co. Ltd.	177,766	1,468
	Nihon Trim Co. Ltd.	42,153	1,465
	Maezawa Kyuso Industries Co. Ltd.	144,932	1,455
	Oro Co. Ltd.	44,449	1,445
	FIDEA Holdings Co. Ltd.	1,269,312	1,441
	ASAHI YUKIZAI Corp.	115,048	1,436
	Tsutsumi Jewelry Co. Ltd.	67,271	1,434
	Hokkaido Gas Co. Ltd.	100,258	1,429
	Shimizu Bank Ltd.	98,490	1,427
	Hakuto Co. Ltd.	124,228	1,416
	Tokyo Energy & Systems Inc.	164,981	1,415
	Chori Co. Ltd.	102,736	1,412
	Nippon Beet Sugar Manufacturing Co. Ltd.	96,623	1,408
	Fuji Pharma Co. Ltd.	127,825	1,400
	Fibergate Inc.	101,331	1,400
	MTI Ltd.	200,805	1,386
	Star Asia Investment Corp.	2,701	1,383
	Retail Partners Co. Ltd.	124,400	1,372
	Nissin Corp.	113,143	1,366
*,1	Right On Co. Ltd.	219,095	1,346
	SMK Corp.	55,822	1,336
	Roland DG Corp.	85,299	1,326
*,1	TerraSky Co. Ltd.	51,045	1,324
	Tomoku Co. Ltd.	80,821	1,316
	Takaoka Toko Co. Ltd.	95,878	1,314
	Nissin Sugar Co. Ltd.	78,812	1,268
	Mars Group Holdings Corp.	87,590	1,264
	Chukyo Bank Ltd.	81,946	1,253
[1]	Tokyo Individualized Educational Institute Inc.	235,870	1,237
	Osaka Steel Co. Ltd.	107,946	1,236
	Chilled & Frozen Logistics Holdings Co. Ltd.	81,900	1,234
	Japan Best Rescue System Co. Ltd.	191,728	1,231
[1]	Corona Corp. Class A	144,382	1,227
	Sankyo Seiko Co. Ltd.	262,829	1,225
	Nichireki Co. Ltd.	93,071	1,221
	Hokkan Holdings Ltd.	93,724	1,215
	Sekisui Kasei Co. Ltd.	231,929	1,214
	Yukiguni Maitake Co. Ltd.	68,600	1,214

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1	Daisyo Corp.	132,264	1,211
*	Toho Co. Ltd. (Kobe)	75,492	1,192
	Artnature Inc.	196,150	1,190
	Michinoku Bank Ltd.	129,405	1,185
	Kansai Super Market Ltd.	123,209	1,165
	Nippon Coke & Engineering Co. Ltd.	1,273,424	1,165
	Central Sports Co. Ltd.	53,066	1,149
	Okura Industrial Co. Ltd.	64,695	1,133
	Rokko Butter Co. Ltd.	77,852	1,133
	Taisei Lamick Co. Ltd.	44,973	1,124
	Zuiko Corp.	114,620	1,121
	Fuso Pharmaceutical Industries Ltd.	50,241	1,086
*	Fujita Kanko Inc.	61,522	1,051
*,1	KNT-CT Holdings Co. Ltd.	107,275	1,015
	Tv Tokyo Holdings Corp.	50,063	1,015
	NEC Capital Solutions Ltd.	53,979	1,003
*	Jamco Corp.	117,159	986
	Kita-Nippon Bank Ltd.	59,032	964
	Kitano Construction Corp.	44,178	960
	Takara Leben Real Estate Investment Corp.	888	942
	Taiho Kogyo Co. Ltd.	106,369	939
	Cleanup Corp.	191,028	931
	Gun-Ei Chemical Industry Co. Ltd.	41,320	900
	LITALICO Inc.	20,300	872
*	Chuetsu Pulp & Paper Co. Ltd.	77,826	867
	Mori Trust Hotel Reit Inc.	689	860
	Inaba Seisakusho Co. Ltd.	63,942	858
	Fujikura Kasei Co. Ltd.	174,814	849
	Proto Corp.	79,787	849
[1]	Starts Proceed Investment Corp.	374	777
	Samty Residential Investment Corp.	698	754
	Tokyo Rakutenchi Co. Ltd.	19,176	749
	Gecoss Corp.	88,438	723
*	Japan Cash Machine Co. Ltd.	128,107	689
	DKS Co. Ltd.	20,666	688
	Airport Facilities Co. Ltd.	122,859	683
	Linical Co. Ltd.	104,920	679
	Takamiya Co. Ltd.	142,032	671
	Shimojima Co. Ltd.	62,761	664
[1]	Takihyo Co. Ltd.	36,377	621
*	CHIMNEY Co. Ltd.	53,829	594
	Nakayama Steel Works Ltd.	148,314	586
*,1	Laox Co. Ltd.	273,159	451
*	Robot Home Inc.	250,155	388
	Ebase Co. Ltd.	37,000	323
	Maxvalu Tokai Co. Ltd.	3,400	77
	Airtech Japan Ltd.	3,600	39
			60,370,181
Kuwait (0.16%)
	National Bank of Kuwait SAKP	84,702,143	230,889
	Kuwait Finance House KSCP	55,500,625	132,894
	Mobile Telecommunications Co. KSCP	27,180,849	54,289
	Ahli United Bank BSC	73,380,506	50,567
	Agility Public Warehousing Co. KSC	13,952,775	43,778
*	Boubyan Bank KSCP	11,136,309	24,177
	Gulf Bank KSCP	24,203,208	17,398
	Boubyan Petrochemicals Co. KSCP	4,595,484	14,094
	Humansoft Holding Co. KSC	1,196,272	13,059
	Mabanee Co. KPSC	5,016,103	11,623
	Qurain Petrochemical Industries Co.	7,609,100	10,848
	National Industries Group Holding SAK	12,553,256	9,029

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Warba Bank KSCP	10,704,067	8,965
*	Burgan Bank SAK	8,930,790	6,662
*	Kuwait International Bank KSCP	8,127,254	5,845
*	Alimtiaz Investment Group KSC	8,925,475	3,755
	Kuwait Projects Co. Holding KSCP	6,440,879	3,351
*	Integrated Holding Co. KCSC	1,650,537	2,245
			643,468
Malaysia (0.52%)
	Public Bank Bhd.	194,558,115	196,976
	Malayan Banking Bhd.	76,403,468	153,450
	Tenaga Nasional Bhd.	49,154,450	119,441
	Top Glove Corp. Bhd.	67,087,698	92,342
	CIMB Group Holdings Bhd.	88,212,523	89,055
	Petronas Chemicals Group Bhd.	35,707,158	71,416
	Press Metal Aluminium Holdings Bhd.	48,584,388	61,628
	Axiata Group Bhd.	57,260,435	54,067
	IHH Healthcare Bhd.	38,254,736	50,211
	Sime Darby Plantation Bhd.	43,948,669	48,679
	DiGi.Com Bhd.	47,466,380	48,537
	Hartalega Holdings Bhd.	18,960,394	47,505
	IOI Corp. Bhd.	43,187,538	43,103
	Dialog Group Bhd.	57,950,059	42,958
	PPB Group Bhd.	8,290,845	37,426
	Maxis Bhd.	33,327,161	37,413
	Hong Leong Bank Bhd.	8,266,482	35,932
	Genting Bhd.	29,151,118	35,403
	MISC Bhd.	20,789,902	34,379
	Kuala Lumpur Kepong Bhd.	5,947,131	31,921
	Supermax Corp. Bhd.	20,424,936	29,980
	Petronas Gas Bhd.	7,704,512	29,580
	Nestle Malaysia Bhd.	820,470	27,170
	Genting Malaysia Bhd.	37,248,419	26,164
*	Gamuda Bhd.	30,337,712	26,128
	RHB Bank Bhd.	20,543,969	26,105
	Inari Amertron Bhd.	30,157,178	25,308
	Sime Darby Bhd.	45,830,374	25,276
	Telekom Malaysia Bhd.	15,277,998	21,283
	QL Resources Bhd.	13,482,764	19,912
	Petronas Dagangan Bhd.	3,702,940	18,199
	IJM Corp. Bhd.	37,626,121	17,897
	AMMB Holdings Bhd.	24,620,620	17,892
	Kossan Rubber Industries	16,338,486	17,667
	Malaysia Airports Holdings Bhd.	11,792,739	17,223
	My EG Services Bhd.	29,525,281	14,018
	Westports Holdings Bhd.	12,998,141	13,633
	Bursa Malaysia Bhd.	6,549,308	13,476
	Frontken Corp. Bhd.	17,155,650	13,105
	HAP Seng Consolidated Bhd.	6,440,081	12,620
	Heineken Malaysia Bhd.	1,926,900	12,124
	Hong Leong Financial Group Bhd.	2,786,732	11,272
	Carlsberg Brewery Malaysia Bhd.	2,017,181	11,264
	VS Industry Bhd.	15,489,298	10,489
	TIME dotCom Bhd.	2,936,428	9,946
*	YTL Corp. Bhd.	55,120,000	9,611
	Yinson Holdings Bhd.	7,382,780	9,400
	Fraser & Neave Holdings Bhd.	1,273,008	9,310
	Genting Plantations Bhd.	4,326,603	9,211
	IGB REIT	20,511,433	8,759
	D&O Green Technologies Bhd.	7,681,600	8,754
*	Alliance Bank Malaysia Bhd.	13,556,753	8,598
	Sunway Bhd.	18,919,940	7,477

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	British American Tobacco Malaysia Bhd.	2,135,469	7,471
	Malaysian Pacific Industries Bhd.	785,500	7,425
	IOI Properties Group Bhd.	22,032,195	7,360
	Sunway REIT	19,792,814	7,243
	Pentamaster Corp. Bhd.	5,106,650	7,243
	Sime Darby Property Bhd.	43,039,724	6,978
	Scientex Bhd.	6,732,324	6,887
	Serba Dinamik Holdings Bhd.	16,848,396	6,804
	Axis REIT	13,980,500	6,719
	KPJ Healthcare Bhd.	23,929,567	5,957
	Malakoff Corp. Bhd.	26,747,413	5,515
	DRB-Hicom Bhd.	10,771,617	5,006
[2]	Lotte Chemical Titan Holding Bhd.	6,226,747	4,902
*	Bumi Armada Bhd.	45,818,705	4,546
	UWC Bhd.	2,961,600	4,308
*	AirAsia Group Bhd.	19,540,954	4,143
*	SP Setia Bhd. Group	16,371,278	4,115
	Berjaya Sports Toto Bhd.	8,253,128	4,110
	Astro Malaysia Holdings Bhd.	16,987,164	4,106
	Magnum Bhd.	7,691,103	3,960
*	Sapura Energy Bhd.	112,369,968	3,665
*	Berjaya Corp. Bhd.	41,871,161	3,421
	Mega First Corp. Bhd.	1,860,500	3,306
	Malaysian Resources Corp. Bhd.	29,857,401	3,275
	Malaysia Building Society Bhd.	20,809,784	3,197
	Cahya Mata Sarawak Bhd.	5,705,670	2,850
	Bermaz Auto Bhd.	7,770,101	2,807
*	Padini Holdings Bhd.	3,839,645	2,716
	AEON Credit Service M Bhd.	852,638	2,579
	Leong Hup International Bhd.	12,352,000	2,139
*	Velesto Energy Bhd.	49,256,112	1,969
*	WCT Holdings Bhd.	12,527,205	1,589
*	UEM Sunrise Bhd.	13,083,755	1,356
	Muhibbah Engineering M Bhd.	4,421,645	1,078
*	Pos Malaysia Bhd.	4,106,190	876
	Syarikat Takaful Malaysia Keluarga Bhd.	596,500	649
*	Velesto Energy Bhd. Warrants Exp. 10/18/2024	12,999,819	270
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/05/2024	5,144,856	245
*	Sunway Bhd. Warrants Exp. 10/03/2024	2,251,901	217
	ViTrox Corp. Bhd.	30,700	120
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/2027	2,634,201	80
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	67
	Frontken Corp. Bhd. Warrants Exp. 12/31/2025	5,718,550	—
			2,023,962
Malta (0.00%)
*,3	BGP Holdings plc	17,449,685	—
Mexico (0.54%)
	America Movil SAB de CV Series L	376,829,464	263,224
	Wal-Mart de Mexico SAB de CV	65,036,424	212,893
	Grupo Financiero Banorte SAB de CV	36,508,967	207,714
	Grupo Mexico SAB de CV Series B Class B	39,915,444	180,434
	Fomento Economico Mexicano SAB de CV	22,528,042	174,479
*	Cemex SAB de CV	181,228,214	143,948
*	Grupo Televisa SAB Series CPO	27,696,101	68,717
	Grupo Elektra SAB de CV	798,868	60,016
	Grupo Bimbo SAB de CV Series A Class A	28,551,417	57,139
	Fibra Uno Administracion SA de CV	41,415,039	51,132
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,996,439	41,083
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,302,054	38,935

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Orbia Advance Corp. SAB de CV	13,740,781	38,325
	Gruma SAB de CV Class B	2,779,889	30,231
*	Infraestructura Energetica Nova SAB de CV	6,993,601	29,957
	Arca Continental SAB de CV	5,465,164	29,261
	Coca-Cola Femsa SAB de CV	6,235,898	29,192
*	Grupo Financiero Inbursa SAB de CV	29,573,945	27,476
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,336,150	26,963
	Promotora y Operadora de Infraestructura SAB de CV	3,091,220	23,253
	Alfa SAB de CV Class A	30,986,141	21,675
	Kimberly-Clark de Mexico SAB de CV Class A	11,513,854	19,894
*	Industrias Penoles SAB de CV	1,533,539	19,749
*	Grupo Carso SAB de CV Series A1	5,858,858	16,703
	Becle SAB de CV	6,667,078	15,900
*	Telesites SAB de CV	15,077,201	14,238
*	Regional SAB de CV	2,798,621	14,218
*,2	Banco del Bajio SA	8,842,138	14,020
	PLA Administradora Industrial S de RL de CV	9,184,341	13,978
	Megacable Holdings SAB de CV	3,775,301	13,812
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	8,466,280	13,754
	Corp. Inmobiliaria Vesta SAB de CV	7,024,591	13,691
	Grupo Cementos de Chihuahua SAB de CV	1,912,078	13,587
	Qualitas Controladora SAB de CV	2,348,306	12,759
*	Alsea SAB de CV	6,955,522	11,314
[2]	Macquarie Mexico Real Estate Management SA de CV	9,365,872	11,115
	Prologis Property Mexico SA de CV	5,176,394	11,098
	Bolsa Mexicana de Valores SAB de CV	4,934,631	10,947
	La Comer SAB de CV	5,799,210	10,810
	El Puerto de Liverpool SAB de CV	2,288,596	9,681
*	Grupo Aeroportuario del Pacifico SAB de CV ADR	89,855	9,228
*	Genomma Lab Internacional SAB de CV Class B	8,859,248	8,852
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	7,181,568	8,104
*	Cemex SAB de CV ADR	954,763	7,533
	Industrias Bachoco SAB de CV Series B Class B	1,940,149	7,157
*	Gentera SAB de CV	13,966,582	7,019
*	Controladora Nemak SAB de CV	41,403,251	5,662
	Alpek SAB de CV Class A	4,866,722	5,420
	Grupo Herdez SAB de CV Series BLANK	2,498,932	5,256
	Grupo Lala SAB de CV Class B	6,934,279	5,111
*	Axtel SAB de CV	18,478,079	4,953
	Grupo Comercial Chedraui SA de CV	2,738,156	4,250
	Concentradora Fibra Danhos SA de CV	3,062,064	3,616
*	Grupo Rotoplas SAB de CV	1,889,901	3,324
*	Unifin Financiera SAB de CV	1,583,134	1,837
*,2	Nemak SAB de CV	5,943,209	1,743
*	Credito Real SAB de CV SOFOM ER	2,604,995	1,177
			2,107,557
Netherlands (2.54%)
	ASML Holding NV	5,000,239	3,245,865
*,2	Adyen NV	339,058	834,454
*	Koninklijke Philips NV	11,404,964	644,873
	ING Groep NV	48,795,907	623,367
*	Prosus NV	5,408,641	587,009
	Koninklijke DSM NV	2,161,630	387,581
	Koninklijke Ahold Delhaize NV	13,250,398	356,594
	Heineken NV	2,965,884	344,041
	Wolters Kluwer NV	3,334,150	301,578
	Akzo Nobel NV	2,366,739	284,172
*	ArcelorMittal SA	8,828,086	256,638
	NN Group NV	3,902,168	194,634
	ASM International NV	597,713	181,333

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Koninklijke KPN NV	41,518,611	143,223
*	Unibail-Rodamco-Westfield	1,688,102	139,018
	Heineken Holding NV	1,307,510	129,875
	IMCD NV	721,726	104,830
	Aegon NV	22,073,531	102,296
	Randstad NV	1,394,432	100,611
*,2	Signify NV	1,620,700	92,038
	ASR Nederland NV	1,789,277	78,147
	BE Semiconductor Industries NV	902,347	72,878
	Aalberts NV	1,226,314	66,253
*,2	ABN AMRO Bank NV	5,128,433	66,219
*	InPost SA	2,513,328	47,892
*	Galapagos NV	594,990	46,323
	Corbion NV	749,206	43,875
*	JDE Peet's NV	1,030,043	40,048
*	Arcadis NV	939,206	39,505
[1]	Koninklijke Vopak NV	845,596	38,718
[1]	SBM Offshore NV	2,021,981	35,099
*	Boskalis Westminster	1,028,554	32,829
	PostNL NV	6,229,361	32,539
	APERAM SA	596,998	30,899
*	OCI NV	1,245,679	29,032
	TKH Group NV	578,342	27,582
*,2	Basic-Fit NV	476,183	21,436
[2]	GrandVision NV	646,482	20,911
*,2	Intertrust NV	1,036,468	19,191
*	Accell Group NV	317,718	16,387
[1,2]	Flow Traders	374,918	15,480
	AMG Advanced Metallurgical Group NV	396,409	15,184
*	Eurocommercial Properties NV	579,698	14,995
*	Sligro Food Group NV	387,248	12,279
*	Fugro NV	1,163,011	12,107
[1]	Wereldhave NV	600,982	10,383
*,2	Alfen Beheer BV	126,566	10,056
*	Koninklijke BAM Groep NV	3,311,653	9,171
*	TomTom NV	1,033,383	9,071
	NSI NV	175,046	7,116
	Vastned Retail NV	199,458	5,986
*,2	B&S Group Sarl	269,857	2,902
*	Brunel International NV	212,080	2,834
	ForFarmers NV	423,210	2,818
*,3	SRH NV	672,039	—
			9,990,175
New Zealand (0.25%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,159,745	184,527
*	Auckland International Airport Ltd.	14,880,987	80,477
	Spark New Zealand Ltd.	24,060,503	75,738
	Meridian Energy Ltd.	15,699,210	59,846
	Fletcher Building Ltd. (XNZE)	10,509,942	54,640
	Ryman Healthcare Ltd.	5,371,657	54,308
*,1	a2 Milk Co. Ltd.	9,354,781	51,144
	Contact Energy Ltd.	9,426,247	50,877
	Mercury NZ Ltd.	8,593,029	42,567
	Infratil Ltd.	6,588,132	33,535
	Chorus Ltd.	5,426,782	26,325
	EBOS Group Ltd.	1,193,426	25,414
	Summerset Group Holdings Ltd.	2,659,726	23,128
	Goodman Property Trust	13,713,636	21,858
*	SKYCITY Entertainment Group Ltd.	8,268,187	21,115
	Kiwi Property Group Ltd.	17,951,938	16,290
	Genesis Energy Ltd.	5,874,924	14,444

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Freightways Ltd.	1,792,697	14,275
*	Pushpay Holdings Ltd.	10,222,787	13,386
	Precinct Properties New Zealand Ltd.	10,064,753	11,862
	Argosy Property Ltd.	9,122,998	9,683
[1]	Vital Healthcare Property Trust	4,389,471	9,218
*	Z Energy Ltd.	4,473,900	8,560
	Vector Ltd.	2,866,543	8,540
*	Air New Zealand Ltd.	6,238,471	7,751
*	Kathmandu Holdings Ltd.	5,679,775	5,884
[1]	Heartland Group Holdings Ltd.	4,500,330	5,815
*	Restaurant Brands New Zealand Ltd.	612,213	5,731
	Arvida Group Ltd.	3,949,710	5,074
	Scales Corp. Ltd.	1,223,860	3,992
*	Tourism Holdings Ltd.	1,626,043	2,995
*	Pacific Edge Ltd.	3,462,460	2,840
*	Synlait Milk Ltd.	1,207,923	2,830
*	SKY Network Television Ltd.	17,786,952	2,162
*,1	Vista Group International Ltd.	1,220,656	2,131
	Fletcher Building Ltd. (XASX)	312,070	1,621
	Skellerup Holdings Ltd.	164,851	548
			961,131
Norway (0.55%)
	DNB ASA	12,868,902	275,990
	Equinor ASA	12,102,847	244,390
	Telenor ASA	7,865,758	140,128
	Mowi ASA	5,349,277	131,967
	Yara International ASA	2,155,653	112,443
	Norsk Hydro ASA	16,819,125	107,101
	Orkla ASA	9,603,023	97,885
	TOMRA Systems ASA	1,494,160	74,644
*	Schibsted ASA Class A	1,172,444	58,920
	Storebrand ASA	6,082,371	58,057
*	Adevinta ASA	2,857,793	52,299
	Bakkafrost P/F	655,574	51,938
	Gjensidige Forsikring ASA	2,149,277	48,808
[2]	Entra ASA	2,116,767	47,805
*	NEL ASA	16,476,772	47,707
*	Nordic Semiconductor ASA	1,927,996	47,524
	Salmar ASA	673,279	46,593
*	Schibsted ASA Class B	971,557	42,434
	Aker BP ASA	1,446,090	41,184
[2]	Scatec ASA	1,473,243	39,636
	Leroy Seafood Group ASA	3,360,201	30,805
	Subsea 7 SA	3,034,713	30,684
	Borregaard ASA	1,243,130	27,356
	SpareBank 1 SR-Bank ASA	2,066,374	26,692
	Kongsberg Gruppen ASA	993,258	25,069
	Aker ASA Class A	319,175	23,750
	TGS NOPEC Geophysical Co. ASA	1,465,368	22,138
	Norwegian Finans Holding ASA	1,929,424	21,283
	Veidekke ASA	1,276,232	19,599
	SpareBank 1 SMN	1,439,393	19,401
*	Atea ASA	943,283	18,069
	Austevoll Seafood ASA	1,081,711	13,807
[2]	Sbanken ASA	962,725	11,963
[2]	Elkem ASA	3,058,806	11,225
*	Frontline Ltd.	1,213,790	9,293
*	DNO ASA	7,597,975	8,869
[2]	BW LPG Ltd.	1,086,234	8,036
*	Grieg Seafood ASA	673,140	6,689
*,2	Crayon Group Holding ASA	371,071	5,998

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sparebank 1 Oestlandet	402,898	5,612
	BW Offshore Ltd.	1,393,146	5,571
*	Hexagon Composites ASA	947,603	5,559
	Stolt-Nielsen Ltd.	340,700	5,109
	Norway Royal Salmon ASA	211,877	5,036
*	Wallenius Wilhelmsen ASA	1,418,417	4,741
	Bonheur ASA	104,691	2,812
	Ocean Yield ASA	604,550	2,167
*	BW Energy Ltd.	41,555	137
			2,144,923
Other (0.21%)[4]
[1,5]	Vanguard FTSE Emerging Markets ETF	15,759,336	834,930
Pakistan (0.02%)
*	Lucky Cement Ltd.	2,550,155	13,918
	Engro Corp. Ltd.	3,927,340	7,572
	Pakistan State Oil Co. Ltd.	4,872,022	6,734
	Habib Bank Ltd.	8,004,496	6,511
	MCB Bank Ltd.	5,644,240	5,965
	Hub Power Co. Ltd.	12,138,839	5,929
	Oil & Gas Development Co. Ltd.	9,578,928	5,696
	Fauji Fertilizer Co. Ltd.	7,370,340	5,059
	Pakistan Petroleum Ltd.	9,386,039	4,952
	Pakistan Oilfields Ltd.	1,913,137	4,404
	United Bank Ltd.	4,284,561	3,523
*	DG Khan Cement Co. Ltd.	4,318,597	3,110
	Bank Alfalah Ltd.	15,717,970	2,956
	Engro Fertilizers Ltd.	6,208,674	2,710
	Nishat Mills Ltd.	3,488,454	1,958
	Millat Tractors Ltd.	280,803	1,910
	Searle Co. Ltd.	1,269,509	1,883
	Kot Addu Power Co. Ltd.	4,901,009	1,213
	SUI Northern Gas Pipeline	3,908,466	969
*	National Bank of Pakistan	4,354,281	932
*	SUI Southern Gas Co. Ltd.	10,754,866	835
*	Fauji Cement Co. Ltd.	4,482,007	667
			89,406
Philippines (0.21%)
	SM Investments Corp.	6,127,181	122,271
	SM Prime Holdings Inc.	116,586,296	83,327
	Ayala Land Inc.	99,345,199	66,279
	Ayala Corp.	3,857,927	59,313
	BDO Unibank Inc.	25,703,354	54,971
	JG Summit Holdings Inc.	36,204,111	39,629
	International Container Terminal Services Inc.	14,381,330	38,799
	Bank of the Philippine Islands	21,728,812	37,352
	PLDT Inc.	1,229,584	32,456
	Universal Robina Corp.	10,960,328	31,157
	Metropolitan Bank & Trust Co.	21,786,547	19,885
	Jollibee Foods Corp.	4,994,700	18,251
	Manila Electric Co.	3,063,158	17,334
	Metro Pacific Investments Corp.	182,096,743	15,299
	Globe Telecom Inc.	352,360	13,399
	Security Bank Corp.	5,513,339	13,198
	GT Capital Holdings Inc.	1,196,667	13,023
	San Miguel Food & Beverage Inc.	7,790,960	10,783
	Alliance Global Group Inc.	49,556,107	10,762
	San Miguel Corp.	4,084,126	9,744
	Megaworld Corp.	144,424,977	9,429
	LT Group Inc.	32,122,767	8,949

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Aboitiz Power Corp.	17,678,494	8,443
	Puregold Price Club Inc.	10,799,138	8,363
	Robinsons Land Corp.	23,942,366	8,134
	Robinsons Retail Holdings Inc.	7,099,708	7,747
	Wilcon Depot Inc.	18,445,122	6,738
	First Gen Corp.	9,529,534	6,152
	DMCI Holdings Inc.	51,932,948	5,719
*	Bloomberry Resorts Corp.	40,762,445	5,489
*	Manila Water Co. Inc.	14,673,370	4,487
	Century Pacific Food Inc.	9,759,100	4,051
	Nickel Asia Corp.	34,709,924	3,991
	D&L Industries Inc.	23,981,816	3,592
	Vista Land & Lifescapes Inc.	48,929,736	3,571
	AC Energy Corp.	24,068,300	3,399
	Semirara Mining & Power Corp. Class A	12,726,218	3,247
	Filinvest Land Inc.	114,902,137	2,598
*	Cebu Air Inc.	2,058,681	2,070
*,2	CEMEX Holdings Philippines Inc.	59,886,050	1,441
*,3	Energy Development Corp. China Inc.	41,300	6
			814,848
Poland (0.20%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	10,605,778	98,605
*	KGHM Polska Miedz SA	1,708,750	87,452
*,2	Allegro.eu SA	4,824,693	73,894
	Polski Koncern Naftowy ORLEN SA	3,829,990	67,287
*	Powszechny Zaklad Ubezpieczen SA	7,012,390	60,346
*	Bank Polska Kasa Opieki SA	1,916,986	40,441
*,2	Dino Polska SA	593,569	38,510
	Polskie Gornictwo Naftowe i Gazownictwo SA	21,445,465	37,174
*,1	CD Projekt SA	776,846	35,564
*	LPP SA	13,225	34,180
	Cyfrowy Polsat SA	3,332,342	25,907
*	PGE Polska Grupa Energetyczna SA	8,942,622	23,794
*	Santander Bank Polska SA	368,147	21,778
	Asseco Poland SA	798,050	14,807
	Grupa Lotos SA	1,172,633	14,750
*	Orange Polska SA	8,139,269	14,618
*	CCC SA	368,242	9,955
*	Tauron Polska Energia SA	10,815,663	9,634
*	KRUK SA	200,188	9,612
*	mBank SA	154,699	9,569
*	Alior Bank SA	1,120,775	8,302
*	Bank Millennium SA	7,218,225	7,880
	Kernel Holding SA	565,835	7,606
*,1	AmRest Holdings SE	840,083	6,984
*	Enea SA	2,567,536	5,698
*	Grupa Azoty SA	549,563	5,389
*	Jastrzebska Spolka Weglowa SA	661,546	5,271
*	Bank Handlowy w Warszawie SA	415,696	4,449
	Warsaw Stock Exchange	340,531	4,188
*	Eurocash SA	952,340	3,678
*	Ciech SA	279,020	2,868
[1]	Mercator Medical SA	40,637	2,603
*,3	getBACK SA	560,985	555
			793,348
Portugal (0.12%)
	EDP - Energias de Portugal SA	34,980,739	194,442
	Galp Energia SGPS SA	6,500,556	74,853
*	EDP Renovaveis SA	3,009,025	71,695
	Jeronimo Martins SGPS SA	3,041,060	55,528

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	REN - Redes Energeticas Nacionais SGPS SA	5,564,108	16,294
*	Banco Comercial Portugues SA	101,046,011	15,110
	NOS SGPS SA	2,909,065	11,029
	Sonae SGPS SA	11,366,103	10,641
	Altri SGPS SA	1,273,243	9,941
*	Navigator Co. SA	2,508,736	8,454
*	CTT-Correios de Portugal SA	1,703,974	7,766
	Corticeira Amorim SGPS SA	474,815	5,792
	Semapa-Sociedade de Investimento e Gestao	246,132	3,572
*,1	Mota-Engil SGPS SA	1,076,858	1,807
			486,924
Qatar (0.20%)
	Qatar National Bank QPSC	55,758,118	273,753
	Industries Qatar QSC	25,559,473	94,314
	Qatar Islamic Bank SAQ	15,044,963	71,867
	Masraf Al Rayan QSC	49,220,761	60,398
	Commercial Bank PSQC	25,293,376	37,477
	Qatar Fuel QSC	6,082,556	30,320
	Qatar Gas Transport Co. Ltd.	33,612,698	29,089
	Qatar Electricity & Water Co. QSC	5,883,219	27,787
	Mesaieed Petrochemical Holding Co.	52,205,645	27,612
	Qatar International Islamic Bank QSC	9,091,592	23,077
	Ooredoo QPSC	11,000,297	21,400
	Barwa Real Estate Co.	22,510,602	19,974
	Qatar Aluminum Manufacturing Co.	33,560,448	14,374
	Doha Bank QPSC	18,377,086	13,274
*	Qatar Insurance Co. SAQ	18,789,843	12,927
	Vodafone Qatar QSC	19,300,512	9,395
	United Development Co. QSC	21,085,895	9,182
*	Ezdan Holding Group QSC	18,558,832	8,875
	Al Meera Consumer Goods Co. QSC	918,334	4,853
*	Gulf International Services QSC	10,545,847	4,519
	Medicare Group	1,614,015	4,204
			798,671
Romania (0.01%)
	Banca Transilvania SA	47,695,398	29,008
Russia (0.70%)
	Sberbank of Russia PJSC	128,032,767	505,824
	Gazprom PJSC	130,521,598	397,943
	LUKOIL PJSC	4,464,497	344,278
	MMC Norilsk Nickel PJSC	621,950	212,185
	Novatek PJSC	10,933,992	197,204
	Tatneft PJSC	14,838,683	99,868
	Rosneft Oil Co. PJSC	12,851,167	89,661
	Polyus PJSC GDR	628,372	58,210
	Surgutneftegas PJSC Preference Shares	97,439,084	55,506
	Alrosa PJSC	32,029,507	46,269
	Novatek PJSC GDR	255,566	46,023
	Severstal PAO	1,909,194	45,014
	Moscow Exchange MICEX-RTS PJSC	18,802,245	44,220
	VTB Bank PJSC	63,431,138,711	43,336
	Magnit PJSC GDR	2,713,033	38,203
	Transneft PJSC Preference Shares	20,040	37,753
	Novolipetsk Steel PJSC GDR	972,885	34,178
	Surgutneftegas PJSC	74,331,168	33,618
	Inter RAO UES PJSC	454,500,531	29,622
	Magnitogorsk Iron & Steel Works PJSC	31,349,813	27,153
	Mobile TeleSystems PJSC	6,090,423	25,939
	PhosAgro PJSC GDR	1,412,719	25,869

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Tatneft PJSC ADR	631,225	25,351
	Mobile TeleSystems PJSC ADR	2,705,325	22,914
	Magnit PJSC	315,206	21,422
*	United Co. RUSAL International PJSC	27,823,426	18,697
	Rostelecom PJSC	12,792,702	17,650
	Novolipetsk Steel PJSC	4,894,392	17,274
	RusHydro PJSC	1,532,862,672	16,704
	Detsky Mir PJSC	7,899,839	15,830
*	Credit Bank of Moscow PJSC	171,508,800	15,469
	Severstal PAO GDR	551,223	12,973
	Tatneft PJSC Preference Shares	1,942,172	12,047
	Sistema PJSFC GDR	1,268,701	11,299
	Rosneft Oil Co. PJSC GDR	1,518,783	10,477
	Federal Grid Co. Unified Energy System PJSC	3,695,257,542	10,451
*	Aeroflot PJSC	11,981,693	10,215
	MMC Norilsk Nickel PJSC ADR	289,545	9,819
	ROSSETI PJSC	405,450,133	7,679
	Polyus PJSC	41,640	7,676
	M.Video PJSC	720,089	6,519
	Sistema PJSFC	14,221,241	6,400
	Unipro PJSC	159,150,678	6,074
	Bashneft PJSC	215,214	4,464
	Surgutneftegas PJSC ADR	972,417	4,353
	OGK-2 PJSC	282,563,407	2,966
	Mosenergo PJSC	75,973,956	2,252
	Mechel PJSC Preference Shares	1,596,624	1,641
	ENEL RUSSIA PJSC	143,240,090	1,489
	Rosseti Lenenergo PJSC Preference Shares	658,747	1,401
*	Mechel PJSC ADR	691,625	1,328
*	Mechel PJSC	1,344,496	1,298
	TGC-1 PJSC	7,192,136,259	1,138
	Tatneft PJSC ADR (OOTC)	9,475	382
	LUKOIL PJSC ADR	3,765	288
			2,743,816
Saudi Arabia (0.85%)
	Al Rajhi Bank	15,289,557	402,562
*	Saudi National Bank	25,960,674	393,070
	Saudi Basic Industries Corp.	11,208,341	369,394
[2]	Saudi Arabian Oil Co.	31,640,143	298,343
	Saudi Telecom Co.	7,458,905	252,203
	Riyad Bank	18,417,413	130,811
*	Saudi British Bank	11,157,458	91,339
	Banque Saudi Fransi	7,510,888	78,043
*	Saudi Arabian Mining Co.	5,002,744	76,143
	Saudi Electricity Co.	9,891,650	68,487
	SABIC Agri-Nutrients Co.	2,404,570	67,193
	Alinma Bank	11,773,151	62,165
	Yanbu National Petrochemical Co.	2,891,186	56,135
	Arab National Bank	8,047,958	48,756
	Almarai Co. JSC	3,236,800	46,370
*	Bank AlBilad	4,554,848	45,421
*	Saudi Kayan Petrochemical Co.	8,798,835	42,566
	Jarir Marketing Co.	755,697	40,077
	Dr Sulaiman Al Habib Medical Services Group Co.	987,771	39,718
*	Etihad Etisalat Co.	4,742,768	39,041
	Savola Group	3,364,426	35,763
	Sahara International Petrochemical Co.	4,304,339	31,125
	Advanced Petrochemical Co.	1,337,791	28,884
*	Mouwasat Medical Services Co.	596,638	28,155
	Saudi Industrial Investment Group	2,693,341	25,394
*	Bank Al-Jazira	4,882,177	24,822

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Bupa Arabia for Cooperative Insurance Co.	776,653	23,900
*	Mobile Telecommunications Co. Saudi Arabia	5,624,145	22,662
	Abdullah Al Othaim Markets Co.	568,447	20,392
*	National Industrialization Co.	3,993,322	20,387
	National Petrochemical Co.	1,498,587	19,326
	Southern Province Cement Co.	837,763	18,846
*	Dar Al Arkan Real Estate Development Co.	6,237,821	17,149
*	Co. for Cooperative Insurance	761,049	15,732
	Saudi Cement Co.	866,944	14,969
*	Rabigh Refining & Petrochemical Co.	2,647,091	14,413
*	Emaar Economic City	4,937,442	14,093
	Arabian Centres Co. Ltd.	2,055,236	13,585
	United Electronics Co.	391,986	12,566
	Qassim Cement Co.	538,421	12,133
*	Saudi Research & Marketing Group	478,546	11,526
*	Yamama Cement Co.	1,181,723	10,497
*	Saudi Airlines Catering Co.	515,199	10,454
*	Saudi Ground Services Co.	1,120,129	10,427
*	Seera Group Holding	1,927,098	10,226
	Yanbu Cement Co.	873,056	10,001
	Saudia Dairy & Foodstuff Co.	202,523	9,099
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	740,136	8,823
	Dallah Healthcare Co.	510,523	8,656
	Najran Cement Co.	1,304,100	8,452
	Arriyadh Development Co.	1,355,102	8,151
*	Al Hammadi Co. for Development & Investment	870,443	7,960
	Aldrees Petroleum & Transport Services Co.	464,446	7,813
	Jadwa REIT Saudi Fund	1,892,620	7,764
	City Cement Co.	922,357	7,691
*	Saudi Ceramic Co.	513,310	6,837
	Eastern Province Cement Co.	505,521	6,546
*	National Agriculture Development Co.	595,034	6,442
*	Saudi Real Estate Co.	1,154,548	5,913
*	Leejam Sports Co. JSC	296,922	5,851
	Arabian Cement Co.	514,225	5,783
*	Dur Hospitality Co.	672,326	5,738
*	Saudi Public Transport Co.	873,381	5,642
*	Saudi Chemical Co. Holding	540,793	5,456
	Herfy Food Services Co.	336,100	5,451
*	Al Jouf Cement Co.	1,345,557	4,998
	Bawan Co.	509,043	4,934
	Northern Region Cement Co.	1,016,074	4,785
*	Fawaz Abdulaziz Al Hokair & Co.	827,732	4,766
*	Aseer Trading Tourism & Manufacturing Co.	736,623	4,734
	United International Transportation Co.	407,185	4,626
	Astra Industrial Group	552,199	4,623
*	National Gas & Industrialization Co.	453,397	4,459
	Hail Cement Co.	863,512	4,428
*	Middle East Healthcare Co.	443,074	4,417
*	National Medical Care Co.	269,000	4,125
*	Tabuk Cement Co.	536,351	2,867
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	457,213	2,724
*	Mediterranean & Gulf Insurance & Reinsurance Co.	402,926	2,645
*	Methanol Chemicals Co.	684,882	2,630
*	Zamil Industrial Investment Co.	351,258	2,471
			3,323,564
Singapore (0.77%)
	DBS Group Holdings Ltd.	22,280,641	499,333
	Oversea-Chinese Banking Corp. Ltd.	43,605,486	398,621
	United Overseas Bank Ltd.	15,984,694	318,619

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Singapore Telecommunications Ltd.	93,483,478	175,389
	Wilmar International Ltd.	26,269,424	102,809
	Ascendas REIT	42,935,203	100,053
	CapitaLand Integrated Commercial Trust	57,577,695	92,894
	CapitaLand Ltd.	31,516,822	87,858
	Singapore Exchange Ltd.	10,283,216	80,556
	Keppel Corp. Ltd.	17,656,079	71,732
*	Singapore Airlines Ltd.	16,108,715	61,051
	Singapore Technologies Engineering Ltd.	19,653,397	56,856
	Mapletree Logistics Trust	34,109,786	50,914
	Mapletree Commercial Trust	29,917,027	49,077
	Venture Corp. Ltd.	3,213,738	48,491
	Genting Singapore Ltd.	73,096,218	47,407
	Mapletree Industrial Trust	19,898,434	42,214
	UOL Group Ltd.	6,566,235	37,888
	Frasers Logistics & Commercial Trust	33,619,100	37,047
	City Developments Ltd.	5,935,038	35,109
	ComfortDelGro Corp. Ltd.	25,826,590	33,324
	Keppel DC REIT	16,503,629	33,316
	Suntec REIT	28,939,630	33,165
	Singapore Press Holdings Ltd.	19,763,914	27,288
	Frasers Centrepoint Trust	14,955,166	27,251
	NetLink NBN Trust	36,836,450	26,838
	Keppel REIT	27,969,781	26,030
*	SATS Ltd.	7,880,467	23,975
	Mapletree North Asia Commercial Trust	28,840,166	23,627
	Jardine Cycle & Carriage Ltd.	1,201,412	20,914
	Keppel Infrastructure Trust	49,938,995	20,617
	Ascott Residence Trust	25,682,677	20,404
	Sembcorp Industries Ltd.	11,619,933	18,471
	Haw Par Corp. Ltd.	1,790,100	17,742
	Manulife US REIT	20,864,930	15,848
	Golden Agri-Resources Ltd.	83,274,298	15,619
	Hutchison Port Holdings Trust	60,062,397	14,985
*	Sembcorp Marine Ltd.	86,490,573	13,608
	Parkway Life REIT	4,093,430	12,823
	CapitaLand China Trust	11,622,642	12,037
	CDL Hospitality Trusts	12,759,417	11,969
	Ascendas India Trust	10,044,575	10,702
	Singapore Post Ltd.	17,994,147	10,403
	ESR-REIT	33,213,448	10,349
	Olam International Ltd.	6,797,732	8,882
	Raffles Medical Group Ltd.	9,469,969	8,181
	StarHub Ltd.	7,858,459	7,963
	Lendlease Global Commercial REIT	12,805,023	7,830
	ARA LOGOS Logistics Trust	12,892,807	7,495
*	Cromwell European REIT	13,020,780	7,449
	Keppel Pacific Oak US REIT	9,116,499	6,791
	First Resources Ltd.	5,807,704	6,674
	Starhill Global REIT	15,509,030	6,568
	AIMS APAC REIT	6,232,006	6,557
	OUE Commercial REIT	21,279,412	6,470
	Sheng Siong Group Ltd.	5,389,254	6,268
	AEM Holdings Ltd.	1,994,187	6,125
	Wing Tai Holdings Ltd.	3,788,109	5,458
*	Thomson Medical Group Ltd.	68,628,029	5,199
	SIA Engineering Co. Ltd.	2,710,503	4,635
	Riverstone Holdings Ltd.	4,145,800	4,513
	Far East Hospitality Trust	9,465,012	4,472
[3]	Best World International Ltd.	4,538,331	4,427
	Sabana Shari'ah Compliant Industrial REIT	11,561,400	3,645

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Prime US REIT	4,172,991	3,606
	Frasers Hospitality Trust	7,602,194	3,166
	SPH REIT	4,512,045	3,001
*	Lippo Malls Indonesia Retail Trust	57,177,300	2,963
*	COSCO Shipping International Singapore Co. Ltd.	10,630,887	2,631
	First REIT	11,833,121	2,307
	Silverlake Axis Ltd.	9,220,745	1,694
*,3	Eagle Hospitality Trust	11,225,800	1,538
*	Yoma Strategic Holdings Ltd.	13,418,512	1,519
	Asian Pay Television Trust	17,110,945	1,440
	Bumitama Agri Ltd.	3,232,015	1,152
*,1,3	Hyflux Ltd.	7,030,168	1,109
	Frasers Property Ltd.	964,914	897
*,1,3	Noble Group Ltd.	13,223,534	805
*,1,3	Ezra Holdings Ltd.	20,298,532	168
*	Berlian Laju Tanker Tbk. PT	18,834,500	65
[1]	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	12,879,086	—
			3,028,886
South Africa (1.12%)
	Naspers Ltd.	5,292,800	1,204,535
	FirstRand Ltd.	61,267,080	215,513
	Impala Platinum Holdings Ltd.	9,695,511	181,171
	Sibanye Stillwater Ltd.	36,178,627	168,317
*	MTN Group	22,652,206	143,314
[1]	Standard Bank Group Ltd.	16,013,831	130,236
*	Sasol Ltd.	6,952,424	116,961
*	Capitec Bank Holdings Ltd.	1,091,990	111,807
	AngloGold Ashanti Ltd.	5,190,713	107,070
	Anglo American Platinum Ltd.	765,214	104,498
	Gold Fields Ltd.	10,890,938	102,199
*	Bid Corp. Ltd.	4,175,244	82,292
	Sanlam Ltd.	20,915,549	80,750
*	Northam Platinum Ltd.	4,402,780	75,713
*	Absa Group Ltd.	8,957,511	75,526
	Vodacom Group Ltd.	7,620,625	66,067
	Shoprite Holdings Ltd.	6,231,758	62,104
*	Aspen Pharmacare Holdings Ltd.	4,905,647	54,592
	Clicks Group Ltd.	3,106,678	51,807
[1]	Remgro Ltd.	6,631,742	50,320
[1]	Old Mutual Ltd. (AQXE)	56,985,601	49,716
	Bidvest Group Ltd.	4,218,679	48,715
	MultiChoice Group	5,580,974	48,030
*	Discovery Ltd.	5,034,564	45,714
*	Nedbank Group Ltd.	4,443,639	45,275
	Growthpoint Properties Ltd.	42,999,646	43,034
	Mr Price Group Ltd.	3,328,153	41,635
*	Woolworths Holdings Ltd.	11,292,333	38,310
	Reinet Investments SCA	1,790,288	34,436
[1]	Exxaro Resources Ltd.	3,279,220	34,395
	NEPI Rockcastle plc	5,054,779	34,038
*	Foschini Group Ltd.	4,232,564	33,569
	SPAR Group Ltd.	2,504,893	31,620
	Kumba Iron Ore Ltd.	676,628	30,663
	Harmony Gold Mining Co. Ltd.	6,537,621	29,465
	Tiger Brands Ltd.	2,160,915	29,033
	African Rainbow Minerals Ltd.	1,389,403	25,935
*	Sappi Ltd.	7,152,174	24,080
*	Life Healthcare Group Holdings Ltd.	17,438,962	22,891
*	Redefine Properties Ltd.	74,286,061	22,139
	AVI Ltd.	4,124,269	20,141
*	Netcare Ltd.	19,328,848	20,056

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[1]	Truworths International Ltd.	5,680,773	18,866
	Rand Merchant Investment Holdings Ltd.	9,176,037	18,625
	Pick n Pay Stores Ltd.	4,615,507	17,264
*	Barloworld Ltd.	2,560,590	16,875
	Momentum Metropolitan Holdings	12,503,161	16,654
	Fortress REIT Ltd. Class A (XJSE)	15,403,807	15,690
	Ninety One plc	4,538,089	15,337
	Motus Holdings Ltd.	2,161,654	13,548
	Royal Bafokeng Platinum Ltd.	1,755,984	13,293
	Resilient REIT Ltd.	3,775,379	13,023
	Equites Property Fund Ltd.	9,308,328	12,994
	Coronation Fund Managers Ltd.	3,296,661	12,530
*,2	Pepkor Holdings Ltd.	10,521,771	11,683
	PSG Group Ltd.	2,112,045	10,903
*	Transaction Capital Ltd.	4,751,779	10,746
	Telkom SA SOC Ltd.	3,932,472	10,649
	Investec Ltd.	2,441,428	9,282
*	KAP Industrial Holdings Ltd.	32,418,592	9,055
	AECI Ltd.	1,222,447	8,568
*	Bytes Technology Group plc	1,258,276	8,567
*	Santam Ltd.	461,618	8,156
*,2	Dis-Chem Pharmacies Ltd.	4,968,493	8,046
	JSE Ltd.	982,664	7,939
*	Bytes Technology Group plc (XJSE)	1,164,849	7,795
*	Super Group Ltd.	3,843,280	7,462
	Hyprop Investments Ltd.	3,544,409	7,437
*	Distell Group Holdings Ltd.	840,046	7,300
	Vukile Property Fund Ltd.	9,382,875	7,208
*	Omnia Holdings Ltd.	1,942,223	6,826
	Imperial Logistics Ltd.	2,080,354	6,801
*	Liberty Holdings Ltd.	1,643,773	6,524
	Reunert Ltd.	1,888,198	6,340
	Ninety One Ltd.	1,791,831	5,948
*	MAS Real Estate Inc.	4,929,822	5,864
	Irongate Group	5,401,971	5,632
	Advtech Ltd.	5,558,065	5,285
*,1	Steinhoff International Holdings NV (XJSE)	34,975,496	5,276
*,1	Massmart Holdings Ltd.	1,320,515	4,893
	Cashbuild Ltd.	231,365	4,887
*	DataTec Ltd.	2,447,278	4,808
[1]	DRDGOLD Ltd.	4,694,435	4,665
*	Wilson Bayly Holmes-Ovcon Ltd.	619,159	4,577
	Astral Foods Ltd.	451,209	4,298
	SA Corporate Real Estate Ltd.	28,766,957	4,215
*	Famous Brands Ltd.	1,003,324	4,002
*	EPP NV	4,759,450	3,873
*	Attacq Ltd.	7,595,771	3,829
	Emira Property Fund Ltd.	5,451,408	3,734
	Investec Property Fund Ltd.	4,644,425	3,526
	Raubex Group Ltd.	1,805,378	3,286
*	Fortress REIT Ltd. Class B (XJSE)	13,730,067	3,176
*	Steinhoff International Holdings NV (XETR)	19,325,296	2,883
*	Long4Life Ltd.	9,973,040	2,870
*,1	Hosken Consolidated Investments Ltd.	644,157	2,757
	Adcock Ingram Holdings Ltd.	902,698	2,688
*	Sun International Ltd.	2,351,780	2,447
*	Tsogo Sun Gaming Ltd.	5,367,347	2,403
	Alexander Forbes Group Holdings Ltd.	8,683,894	2,284
*,1	Brait plc	12,158,435	2,232
*	Curro Holdings Ltd.	2,721,653	2,151
	Allied Electronics Corp. Ltd. Class A	2,609,622	2,130

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Blue Label Telecoms Ltd.	7,073,730	2,097
	Hudaco Industries Ltd.	267,964	2,030
	Old Mutual Ltd.	851,080	741
*,1,3	Intu Properties plc	14,406,415	353
*,1,3	Great Basin Gold Ltd.	2,279,068	—
			4,405,508
South Korea (4.06%)
	Samsung Electronics Co. Ltd.	58,584,267	4,269,942
	SK Hynix Inc.	6,458,075	736,746
	Samsung Electronics Co. Ltd. Preference Shares	10,615,264	696,939
	NAVER Corp.	1,652,603	532,175
	LG Chem Ltd.	585,586	488,840
	Samsung SDI Co. Ltd.	665,712	388,563
	Kakao Corp.	3,356,930	341,826
	Hyundai Motor Co.	1,762,601	335,162
*	Celltrion Inc.	1,315,734	313,201
	POSCO	839,679	274,419
	KB Financial Group Inc.	4,780,002	235,313
	Kia Corp.	3,208,048	222,518
	Shinhan Financial Group Co. Ltd.	5,982,438	214,982
	LG Electronics Inc.	1,399,873	196,671
	Hyundai Mobis Co. Ltd.	802,586	194,248
*	SK Innovation Co. Ltd.	674,323	163,101
	NCSoft Corp.	209,163	155,592
	LG Household & Health Care Ltd.	112,107	154,834
	Hana Financial Group Inc.	3,612,909	148,091
[3]	LG Corp.	1,125,207	127,271
	Samsung C&T Corp.	1,043,236	126,956
*	HMM Co. Ltd.	3,487,442	122,394
*,2	Samsung Biologics Co. Ltd.	166,929	119,974
	Samsung Electro-Mechanics Co. Ltd.	698,013	111,550
	KT&G Corp.	1,362,578	100,831
	Amorepacific Corp.	402,201	97,496
	SK Holdings Co. Ltd.	389,103	96,163
*	Celltrion Healthcare Co. Ltd.	903,277	90,805
	SK Telecom Co. Ltd.	295,644	80,526
	Samsung Fire & Marine Insurance Co. Ltd.	418,374	74,327
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	538,143	73,885
	Hyundai Motor Co. Preference Shares	691,536	65,833
	Samsung SDS Co. Ltd.	398,862	65,411
	Woori Financial Group Inc.	6,383,507	61,357
*	LG Display Co. Ltd.	2,794,939	60,697
	Samsung Life Insurance Co. Ltd.	793,427	58,105
	Korea Electric Power Corp.	2,536,663	53,834
	Kumho Petrochemical Co. Ltd.	220,612	51,278
*	Korean Air Lines Co. Ltd.	2,125,455	51,163
	Lotte Chemical Corp.	185,356	50,320
	Korea Zinc Co. Ltd.	125,550	50,222
	Korea Investment Holdings Co. Ltd.	481,749	48,362
*	Hanwha Solutions Corp.	1,168,091	47,944
	Mirae Asset Securities Co. Ltd.	5,334,786	47,793
	Hyundai Steel Co.	960,051	47,723
	POSCO Chemical Co. Ltd.	340,303	45,239
	Coway Co. Ltd.	705,553	42,279
	Hyundai Engineering & Construction Co. Ltd.	933,317	42,166
	Hankook Tire & Technology Co. Ltd.	947,857	40,899
*	S-Oil Corp.	523,771	40,679
	Hyundai Glovis Co. Ltd.	232,710	40,024
	Hyundai Heavy Industries Holdings Co. Ltd.	622,912	39,307
	E-MART Inc.	246,201	37,004
	CJ CheilJedang Corp.	103,893	36,876

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Samsung Heavy Industries Co. Ltd.	5,476,788	36,755
	Yuhan Corp.	622,567	35,895
	LG Innotek Co. Ltd.	181,889	32,639
*	HLB Inc.	1,071,926	31,899
*	Samsung Engineering Co. Ltd.	2,046,925	31,750
	Samsung Securities Co. Ltd.	822,987	31,448
*	Doosan Heavy Industries & Construction Co. Ltd.	2,519,176	31,388
*	Kangwon Land Inc.	1,370,125	31,027
	Hotel Shilla Co. Ltd.	398,277	30,850
	Seegene Inc.	365,882	30,720
	LG Uplus Corp.	2,583,757	30,610
	SKC Co. Ltd.	250,442	30,329
	GS Engineering & Construction Corp.	765,436	30,274
	Hanon Systems	2,060,422	30,015
	Orion Corp.	280,091	29,421
*	SK Biopharmaceuticals Co. Ltd.	297,694	29,026
	Hanmi Pharm Co. Ltd.	93,543	28,356
*	Celltrion Pharm Inc.	235,715	28,044
	Industrial Bank of Korea	3,205,685	27,901
	Fila Holdings Corp.	665,145	27,181
	SK Chemicals Co. Ltd.	113,493	27,035
	BNK Financial Group Inc.	3,845,779	26,495
	Shin Poong Pharmaceutical Co. Ltd.	410,587	25,746
*	OCI Co. Ltd.	230,621	25,694
	DB Insurance Co. Ltd.	583,729	25,648
	GS Holdings Corp.	652,911	25,175
*	Alteogen Inc.	347,821	25,156
[2]	Netmarble Corp.	216,338	25,070
	Korea Aerospace Industries Ltd.	841,697	24,611
	Hansol Chemical Co. Ltd.	110,599	24,479
	Shinsegae Inc.	87,302	23,807
	AMOREPACIFIC Group	359,400	23,713
	Hyosung TNC Corp.	36,220	23,450
*	DL E&C Co. Ltd.	196,715	23,388
	LG Chem Ltd. Preference Shares	56,989	22,731
	DB HiTek Co. Ltd.	455,862	22,512
*	Mando Corp.	419,195	21,887
	WONIK IPS Co. Ltd.	458,592	20,798
	Green Cross Corp.	68,460	20,780
*	Genexine Inc.	225,678	20,561
*	Hyundai Mipo Dockyard Co. Ltd.	266,991	20,497
*	Pearl Abyss Corp.	401,465	20,284
	Hanwha Corp.	728,478	20,067
	NH Investment & Securities Co. Ltd.	1,721,409	19,822
	Koh Young Technology Inc.	778,645	19,397
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	576,650	18,960
	SK Materials Co. Ltd.	62,798	18,922
*	Hanjin Kal Corp.	378,938	18,878
*	KMW Co. Ltd.	364,725	18,763
	S-1 Corp.	255,521	18,709
	LEENO Industrial Inc.	124,258	18,112
	L&F Co. Ltd.	222,633	18,034
	KIWOOM Securities Co. Ltd.	151,723	17,965
	Cheil Worldwide Inc.	911,964	17,960
	Hyundai Marine & Fire Insurance Co. Ltd.	808,307	17,647
	Meritz Securities Co. Ltd.	4,060,137	17,603
	Douzone Bizon Co. Ltd.	232,151	17,542
	CJ ENM Co. Ltd.	133,167	17,181
	KCC Corp.	60,978	17,107
	DGB Financial Group Inc.	2,100,173	16,708
	Com2uSCorp	125,822	16,618

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ecopro BM Co. Ltd.	102,528	16,601
[3]	Ecopro Co. Ltd.	244,341	16,333
	CS Wind Corp.	236,959	16,279
*	Doosan Infracore Co. Ltd.	1,680,303	16,276
	Pan Ocean Co. Ltd.	2,463,159	16,166
	Hyundai Department Store Co. Ltd.	193,706	16,108
	Soulbrain Co. Ltd.	50,503	16,056
	Hanwha Aerospace Co. Ltd.	461,243	15,932
*	Daewoo Engineering & Construction Co. Ltd.	2,368,134	15,663
	Youngone Corp.	395,126	15,543
*	Hyundai Rotem Co. Ltd.	857,247	15,495
	Lotte Shopping Co. Ltd.	139,294	15,483
*	Hyundai Bioscience Co. Ltd.	407,502	15,227
*	Cellivery Therapeutics Inc.	147,038	15,143
*	Doosan Fuel Cell Co. Ltd.	371,506	14,970
*	CJ Logistics Corp.	96,560	14,850
	HDC Hyundai Development Co-Engineering & Construction	589,249	14,768
	Dongkuk Steel Mill Co. Ltd.	687,927	14,735
	CJ Corp.	170,466	14,593
	LS Corp.	214,772	14,061
*	Hugel Inc.	82,095	13,596
	Korea Electric Power Corp. ADR	1,260,977	13,341
	Kolon Industries Inc.	245,645	13,292
*	Kakao Games Corp.	273,242	13,258
*	Doosan Bobcat Inc.	321,444	13,144
	Iljin Materials Co. Ltd.	212,380	13,121
	Hanssem Co. Ltd.	129,903	13,029
[3]	F&F Co. Ltd.	80,655	13,018
	DL Holdings Co. Ltd.	151,193	12,811
	LOTTE Fine Chemical Co. Ltd.	209,293	12,726
	Hite Jinro Co. Ltd.	406,748	12,712
	Hyundai Elevator Co. Ltd.	311,481	12,668
	Hyundai Wia Corp.	202,659	12,645
*	Hyosung Advanced Materials Corp.	36,527	12,556
	Meritz Fire & Marine Insurance Co. Ltd.	689,206	12,354
	LG Household & Health Care Ltd. Preference Shares	19,065	12,263
	Posco International Corp.	642,671	12,080
*	ST Pharm Co. Ltd.	115,094	11,770
	GS Retail Co. Ltd.	356,602	11,445
	Chong Kun Dang Pharmaceutical Corp.	91,773	11,419
	Samsung Card Co. Ltd.	359,602	11,406
	Lotte Corp.	346,102	11,359
	NongShim Co. Ltd.	44,359	11,351
	Dongjin Semichem Co. Ltd.	405,578	11,171
*	HLB Life Science Co. Ltd.	1,142,762	11,120
	Green Cross Holdings Corp.	339,314	11,117
	BGF retail Co. Ltd.	80,711	11,079
*	Korea Gas Corp.	348,571	10,921
	JB Financial Group Co. Ltd.	1,647,901	10,812
	Eo Technics Co. Ltd.	102,884	10,801
	Hanwha Life Insurance Co. Ltd.	3,410,551	10,724
	Hyosung Corp.	120,126	10,709
	Osstem Implant Co. Ltd.	133,992	10,662
*	MedPacto Inc.	150,420	10,655
	Kolmar Korea Co. Ltd.	212,442	10,645
	Hanmi Science Co. Ltd.	168,984	10,473
	Dongsuh Cos. Inc.	370,565	10,448
	JYP Entertainment Corp.	353,321	10,422
	Korea Petrochemical Ind Co. Ltd.	37,028	10,414
*	Pharmicell Co. Ltd.	694,271	10,316

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Silicon Works Co. Ltd.	120,292	10,289
*	Helixmith Co. Ltd.	367,949	10,266
*	Hanall Biopharma Co. Ltd.	492,712	10,169
*	Vaxcell-Bio Therapeutics Co. Ltd.	122,499	9,928
*	Paradise Co. Ltd.	615,929	9,918
	IS Dongseo Co. Ltd.	161,502	9,676
*	Cosmax Inc.	88,955	9,676
	Bukwang Pharmaceutical Co. Ltd.	498,579	9,674
*,1,3	SillaJen Inc.	887,353	9,652
*	Oscotec Inc.	292,253	9,637
	SSANGYONG C&E Co. Ltd.	1,383,347	9,635
	Korean Reinsurance Co.	1,151,849	9,488
	KEPCO Plant Service & Engineering Co. Ltd.	307,134	9,356
	LS Electric Co. Ltd.	182,711	9,315
*	Hyosung Chemical Corp.	25,210	9,136
*	Enzychem Lifesciences Corp.	82,216	9,128
	SFA Engineering Corp.	242,722	9,106
	Medytox Inc.	57,216	8,963
*	Chabiotech Co. Ltd.	524,669	8,885
	Tokai Carbon Korea Co. Ltd.	50,291	8,805
	SK Networks Co. Ltd.	1,850,632	8,789
*	LegoChem Biosciences Inc.	190,162	8,702
*	Mezzion Pharma Co. Ltd.	63,911	8,664
*	NHN Corp.	131,818	8,626
	PI Advanced Materials Co. Ltd.	199,998	8,586
	Samyang Holdings Corp.	68,311	8,575
	NICE Information Service Co. Ltd.	427,228	8,389
	Shinhan Financial Group Co. Ltd. ADR	233,305	8,338
	Daewoong Co. Ltd.	255,597	8,303
*	GeneOne Life Science Inc.	526,557	8,230
*	Binex Co. Ltd.	313,900	8,159
	AfreecaTV Co. Ltd.	100,697	8,057
	SK Telecom Co. Ltd. ADR	266,251	7,998
	LG International Corp.	287,045	7,926
	Ottogi Corp.	15,891	7,922
*	Sam Chun Dang Pharm Co. Ltd.	168,390	7,810
*	Hyundai Construction Equipment Co. Ltd.	155,107	7,750
	Hanmi Semiconductor Co. Ltd.	248,328	7,643
	Seoul Semiconductor Co. Ltd.	452,540	7,616
*	GemVax & Kael Co. Ltd.	415,686	7,611
	Poongsan Corp.	223,567	7,514
*	NEPES Corp.	208,142	7,436
	Innocean Worldwide Inc.	137,553	7,406
	Sebang Global Battery Co. Ltd.	95,632	7,400
	Amorepacific Corp. Preference Shares	92,672	7,390
*	Studio Dragon Corp.	79,646	7,377
*	CJ CGV Co. Ltd.	309,589	7,246
	Chunbo Co. Ltd.	44,068	7,144
	Solus Advanced Materials Co. Ltd.	155,526	7,018
	DongKook Pharmaceutical Co. Ltd.	271,988	6,917
	DoubleUGames Co. Ltd.	120,288	6,870
	Daou Technology Inc.	286,982	6,839
	LG Electronics Inc. Preference Shares	103,057	6,812
*	Hana Tour Service Inc.	114,654	6,774
*	NHN KCP Corp.	146,403	6,701
*	SFA Semicon Co. Ltd.	947,915	6,692
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	6,662
	Mcnex Co. Ltd.	154,798	6,642
*	Foosung Co. Ltd.	717,332	6,611
	Dawonsys Co. Ltd.	381,004	6,604
	SK Discovery Co. Ltd.	127,432	6,599

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Webzen Inc.	211,730	6,575
	Daewoong Pharmaceutical Co. Ltd.	54,803	6,536
*	SM Entertainment Co. Ltd.	241,333	6,534
	Hanjin Transportation Co. Ltd.	184,089	6,513
	Daishin Securities Co. Ltd.	372,579	6,483
	Green Cross LabCell Corp.	69,598	6,482
	LOTTE Reit Co. Ltd.	1,286,782	6,253
	Hanwha Systems Co. Ltd.	404,030	6,249
*	Lotte Tour Development Co. Ltd.	377,739	6,238
*	Amicogen Inc.	200,899	6,153
	KCC Glass Corp.	115,230	6,152
*	Hanwha Investment & Securities Co. Ltd.	1,298,381	6,063
*	iNtRON Biotechnology Inc.	294,562	6,063
*	Duk San Neolux Co. Ltd.	156,159	6,032
	Handsome Co. Ltd.	154,398	6,010
	Eugene Technology Co. Ltd.	140,028	6,007
*	Medipost Co. Ltd.	195,484	5,958
	TES Co. Ltd.	193,754	5,941
*	ABLBio Inc.	309,179	5,937
*	TY Holdings Co. Ltd.	244,817	5,933
*	Asiana Airlines Inc.	440,179	5,893
*	Kumho Tire Co. Inc.	1,609,140	5,807
	RFHIC Corp.	159,219	5,801
	Shinsegae International Inc.	31,503	5,780
	Ilyang Pharmaceutical Co. Ltd.	168,671	5,776
	Taekwang Industrial Co. Ltd.	6,099	5,708
	Park Systems Corp.	43,770	5,688
*	Eoflow Co. Ltd.	104,047	5,657
	Daesang Corp.	242,549	5,627
	LG Hausys Ltd.	68,718	5,602
	Lotte Chilsung Beverage Co. Ltd.	44,227	5,558
*	Kuk-il Paper Manufacturing Co. Ltd.	978,839	5,532
	Hankook & Co. Co. Ltd.	329,388	5,495
*	CMG Pharmaceutical Co. Ltd.	1,383,322	5,408
	Daeduck Electronics Co. Ltd.	394,156	5,387
	Korea Electric Terminal Co. Ltd.	80,812	5,381
*	Ace Technologies Corp.	334,740	5,379
	Meritz Financial Group Inc.	332,799	5,346
	S&S Tech Corp.	185,914	5,313
*	YG Entertainment Inc.	142,363	5,306
	Wemade Co. Ltd.	113,660	5,298
*	CosmoAM&T Co. Ltd.	219,761	5,205
*	Naturecell Co. Ltd.	592,592	5,186
*	CrystalGenomics Inc.	702,202	5,186
	Samwha Capacitor Co. Ltd.	89,696	5,175
*	Hyundai Electric & Energy System Co. Ltd.	262,524	5,168
	LOTTE Himart Co. Ltd.	147,046	5,119
	Huons Co. Ltd.	75,066	5,104
	HDC Holdings Co. Ltd.	464,161	5,052
	Hyundai Greenfood Co. Ltd.	572,957	5,001
	Huchems Fine Chemical Corp.	256,158	4,984
	JR Reit XXVII	1,066,103	4,878
*	Hyosung Heavy Industries Corp.	77,051	4,823
	BH Co. Ltd.	298,642	4,813
	L&C Bio Co. Ltd.	163,873	4,805
	Ahnlab Inc.	80,970	4,783
	Partron Co. Ltd.	501,298	4,776
	JW Pharmaceutical Corp.	181,675	4,748
*	Jusung Engineering Co. Ltd.	396,853	4,735
	Hyundai Home Shopping Network Corp.	66,559	4,707
	KEPCO Engineering & Construction Co. Inc.	135,648	4,673

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	GS Home Shopping Inc.	34,985	4,665
*	Shinsung E&G Co. Ltd.	1,619,676	4,591
*	Insun ENT Co. Ltd.	373,794	4,587
	LIG Nex1 Co. Ltd.	128,701	4,571
	Korea United Pharm Inc.	97,412	4,566
*	DIO Corp.	124,077	4,542
*	Innox Advanced Materials Co. Ltd.	90,449	4,534
	SNT Motiv Co. Ltd.	82,587	4,532
*	Komipharm International Co. Ltd.	484,923	4,497
	Dentium Co. Ltd.	83,314	4,455
	Hansae Co. Ltd.	202,779	4,429
*	Cafe24 Corp.	149,336	4,375
	Hyundai Autoever Corp.	46,624	4,330
	Advanced Process Systems Corp.	170,112	4,310
*	NKMax Co. Ltd.	306,054	4,273
	Doosan Co. Ltd.	74,965	4,252
*	KH FEELUX Co. Ltd.	1,235,203	4,202
	HS Industries Co. Ltd.	577,669	4,197
*	Grand Korea Leisure Co. Ltd.	285,036	4,181
	Tesna Inc.	94,346	4,116
*	Korea Line Corp.	1,298,305	4,111
*	Telcon RF Pharmaceutical Inc.	919,001	4,076
*	OliX Pharmaceuticals Inc.	108,495	4,074
	Daejoo Electronic Materials Co. Ltd.	87,707	3,962
	Daea TI Co. Ltd.	800,898	3,959
	Orion Holdings Corp.	248,639	3,926
	INTOPS Co. Ltd.	143,096	3,886
	Chongkundang Holdings Corp.	39,812	3,854
	Dongwon Industries Co. Ltd.	15,876	3,849
	Dong-A ST Co. Ltd.	51,072	3,843
	Dong-A Socio Holdings Co. Ltd.	34,233	3,796
	SL Corp.	186,570	3,796
	NICE Holdings Co. Ltd.	218,629	3,789
	LF Corp.	232,869	3,789
*	Eutilex Co. Ltd.	120,144	3,780
	OptoElectronics Solutions Co. Ltd.	96,861	3,778
*	Modetour Network Inc.	185,816	3,764
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	26,148	3,688
*	Sambu Engineering & Construction Co. Ltd.	1,486,923	3,678
*	Neowiz	172,659	3,666
*	G-treeBNT Co. Ltd.	308,701	3,665
	Songwon Industrial Co. Ltd.	193,968	3,657
*	Aprogen pharmaceuticals Inc.	3,377,804	3,605
*	S-MAC Co. Ltd.	2,541,264	3,542
	KC Tech Co. Ltd.	131,583	3,537
	Posco ICT Co. Ltd.	545,282	3,519
*	Ananti Inc.	489,546	3,508
	Zinus Inc.	46,866	3,506
*	Seojin System Co. Ltd.	89,440	3,498
	Kwang Dong Pharmaceutical Co. Ltd.	434,519	3,484
*	KH Vatec Co. Ltd.	182,406	3,450
	Huons Global Co. Ltd.	51,604	3,436
	Korea Real Estate Investment & Trust Co. Ltd.	1,639,871	3,407
	Jeil Pharmaceutical Co. Ltd.	86,660	3,383
	SK Securities Co. Ltd.	3,663,232	3,367
	Taeyoung Engineering & Construction Co. Ltd.	287,481	3,355
*	Vidente Co. Ltd.	317,085	3,315
*	Anterogen Co. Ltd.	69,254	3,298
	Nexen Tire Corp.	417,313	3,279
	Interpark Corp.	789,537	3,250

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Hanwha General Insurance Co. Ltd.	757,371	3,247
	Young Poong Corp.	5,304	3,233
	Binggrae Co. Ltd.	57,981	3,227
	Youlchon Chemical Co. Ltd.	144,799	3,222
	Daishin Securities Co. Ltd. Preference Shares	219,830	3,217
	SIMMTECH Co. Ltd.	153,131	3,115
	Halla Holdings Corp.	84,866	3,101
*	AbClon Inc.	126,960	3,095
	KB Financial Group Inc. ADR	63,164	3,090
*	Sangsangin Co. Ltd.	499,798	3,047
	Hanil Cement Co. Ltd.	22,810	3,041
*	Samsung Pharmaceutical Co. Ltd.	597,575	3,012
	Tongyang Inc.	2,409,270	3,001
*	Peptron Inc.	241,087	2,976
*	Hansol Technics Co. Ltd.	330,902	2,949
	Yuanta Securities Korea Co. Ltd.	755,312	2,942
*	Taihan Electric Wire Co. Ltd.	2,819,755	2,890
	Seah Besteel Corp.	122,740	2,873
	Green Cross Cell Corp.	75,906	2,855
	KUMHOE&C Co. Ltd.	314,195	2,833
	Vieworks Co. Ltd.	83,129	2,809
	KISWIRE Ltd.	114,670	2,798
	ENF Technology Co. Ltd.	77,475	2,710
	GOLFZON Co. Ltd.	32,118	2,709
	Mirae Asset Life Insurance Co. Ltd.	744,144	2,686
*	Hancom Inc.	161,136	2,656
*	Solid Inc.	398,491	2,629
	Hansol Paper Co. Ltd.	184,726	2,584
	Toptec Co. Ltd.	234,818	2,561
*	Lock&Lock Co. Ltd.	184,572	2,539
	i-SENS Inc.	99,344	2,533
	Sungwoo Hitech Co. Ltd.	498,342	2,527
	Dongwon F&B Co. Ltd.	13,754	2,510
	iMarketKorea Inc.	223,546	2,448
*	UniTest Inc.	120,011	2,444
	InBody Co. Ltd.	132,332	2,432
*	Lutronic Corp.	224,886	2,346
*	Inscobee Inc.	855,746	2,316
	Kolon Corp.	80,912	2,303
	KISCO Corp.	215,989	2,288
	Kolmar Korea Holdings Co. Ltd.	86,871	2,280
*	Soulbrain Holdings Co. Ltd.	60,458	2,271
	ICD Co. Ltd.	158,342	2,242
	Maeil Dairies Co. Ltd.	33,318	2,234
*	Wonik Holdings Co. Ltd.	372,887	2,231
*	Gamevil Inc.	58,256	2,214
	KTB Investment & Securities Co. Ltd.	421,019	2,194
	KC Co. Ltd.	84,784	2,187
	Harim Holdings Co. Ltd.	257,813	2,180
	Korea Asset In Trust Co. Ltd.	519,283	2,161
	Cuckoo Homesys Co. Ltd.	56,997	2,158
	CJ CheilJedang Corp. Preference Shares	12,942	2,156
	Youngone Holdings Co. Ltd.	49,716	2,125
*	Namsun Aluminum Co. Ltd.	589,611	2,059
*	STCUBE	262,380	2,049
	Eugene Investment & Securities Co. Ltd.	489,399	2,041
*	Dongsung Pharmaceutical Co. Ltd.	194,596	2,031
	BGF Co. Ltd.	325,638	2,019
	Aekyung Industrial Co. Ltd.	85,731	2,009
	Cuckoo Holdings Co. Ltd.	15,812	1,996
	Seobu T&D	273,138	1,936

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Namhae Chemical Corp.	234,033	1,933
	JW Holdings Corp.	431,518	1,859
	Woongjin Thinkbig Co. Ltd.	505,235	1,825
	Daeduck Co. Ltd.	282,865	1,824
	Lotte Confectionery Co. Ltd.	14,725	1,796
	Humedix Co. Ltd.	51,334	1,795
	Samchully Co. Ltd.	22,427	1,709
	Samyang Corp.	31,909	1,679
	NS Shopping Co. Ltd.	148,571	1,672
	Hyundai Livart Furniture Co. Ltd.	102,947	1,656
	Sung Kwang Bend Co. Ltd.	164,938	1,568
*	Interflex Co. Ltd.	144,239	1,552
	SPC Samlip Co. Ltd.	24,566	1,550
	AK Holdings Inc.	55,704	1,549
	HYUNDAI Corp.	79,528	1,531
	Lotte Food Co. Ltd.	4,288	1,508
	Hankook Shell Oil Co. Ltd.	6,264	1,499
	LG HelloVision Co. Ltd.	310,749	1,486
*	Able C&C Co. Ltd.	221,591	1,469
	Dae Han Flour Mills Co. Ltd.	9,985	1,435
	Byucksan Corp.	359,504	1,414
	KT Skylife Co. Ltd.	175,300	1,395
	Tongyang Life Insurance Co. Ltd.	304,716	1,302
	Namyang Dairy Products Co. Ltd.	4,460	1,292
	Dae Hwa Pharmaceutical Co. Ltd.	118,653	1,286
	SK Gas Ltd.	14,160	1,278
*	Coreana Cosmetics Co. Ltd.	303,875	1,275
*	CUROCOM Co. Ltd.	1,051,364	1,240
	Hansol Holdings Co. Ltd.	304,870	1,230
	Kyobo Securities Co. Ltd.	162,374	1,225
	Samsung SDI Co. Ltd. Preference Shares	2,985	1,201
	TK Corp.	122,189	1,200
	Eusu Holdings Co. Ltd.	152,722	1,150
*,3	Yuyang DNU Co. Ltd.	1,046,564	1,148
	Muhak Co. Ltd.	145,636	1,063
	Sam Young Electronics Co. Ltd.	95,857	1,056
	E1 Corp.	24,913	1,028
	SNT Dynamics Co. Ltd.	133,001	973
*	CJ Freshway Corp.	40,964	880
	Hanil Holdings Co. Ltd.	68,171	833
	Cell Biotech Co. Ltd.	47,388	800
*	Homecast Co. Ltd.	297,007	800
	Daekyo Co. Ltd.	202,648	793
*	SBS Media Holdings Co. Ltd.	316,540	735
	DB Financial Investment Co. Ltd.	106,663	679
*	SCM Lifescience Co. Ltd.	20,538	665
	ITM Semiconductor Co. Ltd.	16,150	644
*,1,3	APAM Corp.	271,408	497
*	Sindoh Co. Ltd.	11,048	318
*	Korea Line Corp. Rights Exp. 06/09/2021	329,826	310
	Hanwha Aerospace Co. Ltd. Rights Exp. 06/04/2021	209,600	283
	Hyundai Bioland Co. Ltd.	3,997	81
*,3	Tera Resource Co. Ltd.	209,223	9
*,3	CNK International Co. Ltd.	259,916	—
			15,965,731
Spain (1.49%)
	Iberdrola SA	73,473,638	992,920
*	Banco Santander SA (XMCE)	205,187,645	791,523
*	Banco Bilbao Vizcaya Argentaria SA	83,334,117	466,636
[1]	Industria de Diseno Textil SA	13,101,373	466,156
*	Amadeus IT Group SA	5,319,275	362,232

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[2]	Cellnex Telecom SA	5,963,414	337,315
	Telefonica SA	60,018,825	278,146
	Repsol SA	16,969,128	202,548
*	CaixaBank SA	55,140,791	176,393
	Ferrovial SA	5,951,993	168,983
*,2	Aena SME SA	873,149	151,749
	Grifols SA	3,967,813	107,473
	Endesa SA	3,979,298	104,662
	Siemens Gamesa Renewable Energy SA	2,802,462	101,224
	Red Electrica Corp. SA	5,452,006	100,088
	Naturgy Energy Group SA	3,717,802	95,509
	ACS Actividades de Construccion y Servicios SA	2,833,185	92,307
	Enagas SA	3,104,921	67,596
	Merlin Properties Socimi SA	4,505,895	49,801
	Acciona SA	285,108	49,564
	Bankinter SA	8,774,106	47,982
*	Banco de Sabadell SA	70,592,517	44,694
	Inmobiliaria Colonial Socimi SA	4,372,547	44,357
	Fluidra SA	1,195,511	41,515
	Viscofan SA	517,479	35,364
*	Banco Santander SA (XMEX)	9,179,183	34,212
	Acerinox SA	2,221,538	30,805
	Grupo Catalana Occidente SA	666,133	27,889
	Mapfre SA	12,468,238	26,787
[1]	Pharma Mar SA	176,802	20,200
	CIE Automotive SA	711,793	19,799
*	Applus Services SA	1,759,671	18,617
	Ebro Foods SA	910,405	18,616
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,768,886	17,184
*	Indra Sistemas SA	1,618,571	16,841
	Cia de Distribucion Integral Logista Holdings SA	802,670	16,687
[2]	Euskaltel SA	1,213,214	16,140
	Almirall SA	994,960	15,619
	Laboratorios Farmaceuticos Rovi SA	263,933	15,300
*	Solaria Energia y Medio Ambiente SA	723,707	14,836
	Faes Farma SA	3,519,018	14,662
	Zardoya Otis SA	2,304,756	14,599
*	Mediaset Espana Comunicacion SA	2,266,777	14,429
	Sacyr SA	4,696,210	13,010
*,2	Neinor Homes SA	918,826	12,129
*,2	Gestamp Automocion SA	2,244,634	11,591
*	Melia Hotels International SA	1,354,586	11,065
	Prosegur Cia de Seguridad SA	3,379,992	10,513
	Construcciones y Auxiliar de Ferrocarriles SA	217,732	10,483
[2]	Unicaja Banco SA	9,919,550	9,776
*	Ence Energia y Celulosa SA	1,715,946	7,532
*,2	Global Dominion Access SA	1,341,333	6,612
*,2	Aedas Homes SA	241,378	6,231
	Liberbank SA	16,151,421	5,710
*,1	Tecnicas Reunidas SA	370,567	5,525
*	Atresmedia Corp. de Medios de Comunicacion SA	1,135,175	5,463
	Lar Espana Real Estate Socimi SA	819,365	5,282
*	Promotora de Informaciones SA Class A	4,731,841	5,236
	Grifols SA Preference Shares Class B	276,766	4,888
*,2	Metrovacesa SA	512,032	4,688
[2]	Prosegur Cash SA	4,605,471	4,148
*,1	Distribuidora Internacional de Alimentacion SA	22,778,427	2,237
*,1	NH Hotel Group SA	235,711	1,118
*,1,3	Let's GOWEX SA	155,449	—
			5,873,196

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Sweden (2.50%)
	Investor AB Class B	6,303,600	535,091
	Telefonaktiebolaget LM Ericsson Class B	37,933,067	520,978
[1]	Volvo AB Class B	21,285,723	519,810
[1]	Atlas Copco AB Class A	7,889,820	478,439
[2]	Evolution Gaming Group AB	1,983,460	391,552
[1]	Sandvik AB	13,470,263	333,112
[1]	Assa Abloy AB Class B	11,452,470	326,505
	Hexagon AB Class B	3,189,165	304,626
*	H & M Hennes & Mauritz AB Class B	10,954,467	269,561
	Essity AB Class B	7,607,179	248,283
[1]	Atlas Copco AB Class B	4,735,919	245,742
	Skandinaviska Enskilda Banken AB Class A	18,240,334	233,716
	Swedbank AB Class A	12,625,326	221,639
	Svenska Handelsbanken AB Class A	18,369,759	212,727
*	Kinnevik AB Class B	3,195,840	176,384
[1]	Epiroc AB Class A	7,870,993	170,309
*	Swedish Match AB	1,922,829	157,412
	Nibe Industrier AB Class B	3,760,005	137,319
	Svenska Cellulosa AB SCA Class B	7,772,724	136,111
[1]	Alfa Laval AB	3,985,109	134,588
*,1	Boliden AB	3,428,609	133,364
[1]	Telia Co. AB	31,571,541	130,827
	SKF AB Class B	4,769,621	123,227
	Skanska AB Class B	4,453,314	120,610
[1]	Getinge AB Class B	2,810,198	95,044
	Indutrade AB	3,628,330	94,756
[1]	Industrivarden AB Class A	2,467,739	94,635
	Epiroc AB Class B	4,629,454	90,642
[1]	Tele2 AB Class B	6,743,355	87,099
[1]	Castellum AB	3,540,037	86,207
*,2	Sinch AB	550,598	85,985
	EQT AB	2,526,799	85,159
	Investor AB Class A	966,037	82,051
[1]	Electrolux AB Class B	2,892,169	81,116
[1]	Industrivarden AB Class C	2,243,045	80,907
[1]	Trelleborg AB Class B	3,106,195	80,810
	Lundin Energy AB	2,437,866	77,763
*	Fastighets AB Balder Class B	1,269,719	73,159
[1]	Husqvarna AB Class B	5,156,766	71,811
	Securitas AB Class B	3,989,544	67,912
*	Lifco AB Class B	593,709	63,582
[1]	Elekta AB Class B	4,593,961	61,434
[1,2]	Thule Group AB	1,346,630	61,080
[2]	Dometic Group AB	3,810,886	59,973
[1]	Holmen AB Class B	1,257,618	59,337
	Avanza Bank Holding AB	1,537,328	55,183
	Investment AB Latour Class B	1,752,769	53,544
	L E Lundbergforetagen AB Class B	931,775	53,200
	Fabege AB	3,474,066	51,796
	AAK AB	2,219,248	50,823
	Sagax AB Class B	1,869,017	49,361
	BillerudKorsnas AB	2,349,008	47,973
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	12,076,256	45,934
	Beijer Ref AB Class B	2,931,631	45,463
[1]	ICA Gruppen AB	985,505	45,425
[1]	Sweco AB Class B	2,521,245	44,830
*	Nordic Entertainment Group AB Class B	941,224	43,661
	AddTech AB Class B	2,410,370	42,020
*	AF Poyry AB	1,267,569	41,476
[1,2]	Bravida Holding AB	2,753,530	40,855

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	SSAB AB Class B	7,852,601	39,170
[1]	Hexpol AB	3,193,095	39,149
*	Swedish Orphan Biovitrum AB	2,299,465	39,038
*	Peab AB Class B	2,680,055	38,661
[1]	Wihlborgs Fastigheter AB	1,777,876	36,344
	Saab AB Class B	1,206,417	35,709
	JM AB	936,761	34,703
	Axfood AB	1,369,444	34,270
	Wallenstam AB Class B	2,170,185	33,539
	Loomis AB Class B	981,015	32,126
	Vitrolife AB	846,643	31,724
[1]	Kungsleden AB	2,677,414	31,129
	Bure Equity AB	674,534	30,786
	Intrum AB	879,391	30,243
	Arjo AB Class B	2,809,559	27,703
	Nyfosa AB	2,211,522	26,605
	Mycronic AB	883,724	26,092
	NCC AB Class B	1,276,804	24,075
	Hufvudstaden AB Class A	1,491,847	23,780
*	Sectra AB Class B	320,656	22,880
	MIPS AB	268,126	21,689
	Instalco AB	489,431	20,739
*	Nolato AB Class B	209,298	20,666
*,2	Boozt AB	878,736	20,428
*	Pandox AB Class B	1,159,152	20,239
*	SSAB AB Class A	3,675,373	19,894
	Klovern AB Class B	10,085,002	19,520
*	Electrolux Professional AB Class B	3,002,251	19,019
*	Modern Times Group MTG AB Class B	1,183,984	18,063
*	BHG Group AB	923,215	17,738
	Lindab International AB	839,057	17,077
	Medicover AB Class B	578,429	16,554
[1]	Bilia AB Class A	937,218	16,337
	Catena AB	334,460	16,166
*,1	CELLINK AB Class B	280,830	16,103
*	Granges AB	1,167,265	15,645
	Ratos AB Class B	2,535,056	14,919
*,2	Munters Group AB	1,500,694	14,687
*	Betsson AB	1,570,650	14,271
	Atrium Ljungberg AB Class B	581,733	12,185
	Nobia AB	1,385,502	12,043
	Bonava AB Class B	992,103	11,754
	Biotage AB	540,755	11,668
*	Hansa Biopharma AB	539,000	10,669
[2]	Resurs Holding AB	2,036,616	10,527
*,1	SAS AB	45,295,137	10,469
	Concentric AB	454,671	10,218
	Svenska Handelsbanken AB Class B	813,683	9,940
*	Mekonomen AB	494,609	8,490
*,1,2	Scandic Hotels Group AB	1,879,189	8,473
*	VNV Global AB	685,616	8,450
	Troax Group AB	230,314	8,358
	Vitec Software Group AB Class B	170,440	8,046
*,2	Oncopeptides AB	512,309	7,939
	Cloetta AB Class B	2,442,398	7,645
	Investment AB Oresund	423,700	7,613
*,2	Attendo AB	1,247,432	7,268
*	SkiStar AB	476,043	7,206
	INVISIO AB	279,278	6,262
	Adapteo OYJ	480,913	6,055
	Klovern AB Preference Shares	138,518	5,244

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Clas Ohlson AB Class B	489,201	5,221
	Volvo AB Class A	203,918	5,131
	Platzer Fastigheter Holding AB Class B	384,304	5,025
	Sagax AB	1,112,136	4,317
	Samhallsbyggnadsbolaget i Norden AB	847,162	3,016
*	Collector AB	690,797	2,552
*	Camurus AB	93,867	2,360
	Telefonaktiebolaget LM Ericsson Class A	159,443	2,181
*	Annehem Fastigheter AB Class B	545,163	1,908
*	Karo Pharma AB	217,386	1,367
	NCC AB Class A	59,034	1,106
	Bonava AB	73,624	866
	Dios Fastigheter AB	24,480	233
	Skandinaviska Enskilda Banken AB Class C	3,947	50
*,3	OW Bunker A/S	129,331	—
			9,823,273
Switzerland (5.08%)
	Nestle SA (Registered)	34,938,815	4,169,273
	Roche Holding AG	8,705,545	2,839,364
	Novartis AG (Registered)	26,526,409	2,263,668
	Zurich Insurance Group AG	1,858,166	762,329
	ABB Ltd. (Registered)	21,268,052	690,833
	Cie Financiere Richemont SA (Registered)	6,378,990	654,655
*	Lonza Group AG (Registered)	926,396	588,923
	Sika AG (Registered)	1,733,633	517,771
	Givaudan SA (Registered)	115,656	484,619
*	Alcon Inc.	5,844,629	438,995
	Partners Group Holding AG	279,682	398,398
	Swiss Re AG	3,500,952	325,032
	Credit Suisse Group AG (Registered)	30,227,106	316,780
*	LafargeHolcim Ltd. (Registered) (XSWX)	4,977,795	307,168
	Geberit AG (Registered)	441,311	290,386
	SGS SA (Registered)	73,209	216,618
	Logitech International SA (Registered)	1,839,199	204,711
*	Sonova Holding AG (Registered)	657,938	194,816
	Swiss Life Holding AG (Registered)	397,114	193,487
	Kuehne + Nagel International AG (Registered)	627,463	187,608
	Straumann Holding AG (Registered)	126,032	180,121
	Julius Baer Group Ltd.	2,719,639	171,167
[1]	Swisscom AG (Registered)	311,302	169,021
	Schindler Holding AG	530,897	151,074
*	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,343	132,780
	Adecco Group AG (Registered)	1,941,518	131,595
[1]	Roche Holding AG (Bearer)	350,294	121,800
	Swatch Group AG	366,776	112,419
	Temenos AG (Registered)	761,905	112,015
*	Chocoladefabriken Lindt & Spruengli AG	11,588	107,553
*	SIG Combibloc Group AG	4,034,211	98,883
	Barry Callebaut AG (Registered)	44,724	98,746
*	Baloise Holding AG (Registered)	576,987	97,565
	Swiss Prime Site AG (Registered)	965,410	93,953
[2]	VAT Group AG	325,639	92,991
	Vifor Pharma AG	641,317	92,429
*	LafargeHolcim Ltd. (Registered) (XPAR)	1,401,544	86,458
	EMS-Chemie Holding AG (Registered)	88,501	82,634
	Georg Fischer AG (Registered)	53,100	74,455
	Tecan Group AG (Registered)	150,990	73,575
	PSP Swiss Property AG (Registered)	524,369	64,705
	Schindler Holding AG (Registered)	216,941	60,363
	Clariant AG (Registered)	2,778,084	58,191
*	ams AG	3,178,205	55,104

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Helvetia Holding AG (Registered)	421,988	50,733
*	Siegfried Holding AG (Registered)	51,922	47,751
	Belimo Holding AG (Registered)	118,280	47,203
*	Flughafen Zurich AG (Registered)	246,908	44,414
	Bucher Industries AG (Registered)	84,544	44,370
*,1	Dufry AG (Registered)	666,410	43,856
[2]	Galenica AG	627,718	42,482
	Cembra Money Bank AG	376,841	40,977
	Allreal Holding AG (Registered)	196,189	39,710
	Banque Cantonale Vaudoise (Registered)	381,655	38,908
	DKSH Holding AG	470,969	37,901
*	Idorsia Ltd.	1,428,478	37,041
	Bachem Holding AG (Registered) Class B	70,459	35,770
*	Softwareone Holding AG	1,250,409	32,405
	Daetwyler Holding AG	99,808	32,390
*	Zur Rose Group AG	93,947	31,267
*	Mobimo Holding AG (Registered)	97,549	30,998
	OC Oerlikon Corp. AG (Registered)	2,594,560	30,343
[1]	Stadler Rail AG	604,682	30,272
	SFS Group AG	221,844	28,596
	Swatch Group AG (Registered)	473,094	28,379
	Inficon Holding AG (Registered)	26,434	28,278
	Vontobel Holding AG (Registered)	373,837	28,136
	BKW AG	238,144	26,671
	dormakaba Holding AG	40,365	26,525
	Sulzer AG (Registered)	230,622	26,274
	Emmi AG (Registered)	25,263	26,237
	Interroll Holding AG (Registered)	7,514	25,681
	Forbo Holding AG (Registered)	13,319	25,509
	Comet Holding AG (Registered)	99,107	25,412
*	Landis+Gyr Group AG	313,102	21,704
	Valiant Holding AG (Registered)	195,294	21,653
	Schweiter Technologies AG	12,185	19,774
	Bystronic AG	16,039	19,604
	Swissquote Group Holding SA (Registered)	130,258	19,560
	Huber + Suhner AG (Registered)	224,111	17,986
	Kardex Holding AG (Registered)	82,737	17,079
	St. Galler Kantonalbank AG (Registered)	29,306	13,721
	Burckhardt Compression Holding AG	37,213	13,364
	VZ Holding AG	153,880	13,250
*	Aryzta AG (XSWX)	11,349,753	12,794
*	Komax Holding AG (Registered)	49,871	11,965
*	ALSO Holding AG (Registered)	38,455	11,630
	LEM Holding SA (Registered)	5,757	10,781
	Bossard Holding AG (Registered) Class A	44,215	10,631
*,2	Medacta Group SA	80,008	10,224
*	Valora Holding AG (Registered)	46,982	9,859
	Zehnder Group AG	111,334	8,980
	Arbonia AG	492,629	8,530
*	Autoneum Holding AG	42,374	8,190
*,1	COSMO Pharmaceuticals NV	84,992	8,190
	Intershop Holding AG	11,810	7,902
[1]	Leonteq AG	155,619	7,892
*,1	Basilea Pharmaceutica AG (Registered)	155,456	7,715
*	EFG International AG	846,571	7,399
*	u-blox Holding AG	103,120	7,070
*	Ascom Holding AG (Registered)	426,757	6,687
	Vetropack Holding AG (Registered)	106,354	6,436
	Bell Food Group AG (Registered)	20,056	6,270
*	Bobst Group SA (Registered)	93,671	6,228
*	Implenia AG (Registered)	206,403	6,016

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Rieter Holding AG (Registered)	37,408	5,760
*	GAM Holding AG	2,152,454	5,577
	Ypsomed Holding AG (Registered)	33,990	5,456
	Hiag Immobilien Holding AG	29,685	3,445
*	VP Bank AG	27,176	3,425
	Berner Kantonalbank AG (Registered)	10,873	2,543
*	APG SGA SA	9,122	2,184
*	Aryzta AG (XLON)	772,280	860
*	Aryzta AG (XDUB)	37,652	32
[3]	Credit Suisse Group AG Rights Exp. 05/06/2021	30,219,606	—
			19,987,886
Taiwan (4.69%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	300,864,748	6,336,099
	MediaTek Inc.	18,523,239	776,542
	Hon Hai Precision Industry Co. Ltd.	149,079,135	612,871
	Delta Electronics Inc.	27,073,649	290,038
	United Microelectronics Corp.	132,101,905	263,479
	Formosa Plastics Corp.	60,513,724	228,763
	Nan Ya Plastics Corp.	70,144,133	220,426
	China Steel Corp.	156,114,247	218,484
	Fubon Financial Holding Co. Ltd.	92,693,092	212,400
	Cathay Financial Holding Co. Ltd.	104,133,283	194,400
	CTBC Financial Holding Co. Ltd.	229,819,922	187,037
	ASE Technology Holding Co. Ltd.	42,543,461	177,778
	Chunghwa Telecom Co. Ltd.	40,780,198	166,233
	Uni-President Enterprises Corp.	60,571,979	162,239
	Mega Financial Holding Co. Ltd.	137,428,675	160,401
	Novatek Microelectronics Corp.	7,243,121	159,803
	E.Sun Financial Holding Co. Ltd.	152,593,415	147,051
	Largan Precision Co. Ltd.	1,280,346	141,642
	Yuanta Financial Holding Co. Ltd.	151,747,008	140,750
	Formosa Chemicals & Fibre Corp.	42,155,437	136,668
	Taiwan Cement Corp.	64,521,206	120,083
	Asustek Computer Inc.	8,925,511	119,545
	Chailease Holding Co. Ltd.	16,413,701	118,278
	Quanta Computer Inc.	33,716,648	118,008
	Realtek Semiconductor Corp.	6,011,988	113,416
*	Innolux Corp.	106,086,515	113,257
	Yageo Corp.	5,553,451	106,958
	First Financial Holding Co. Ltd.	129,306,430	105,756
	Taiwan Cooperative Financial Holding Co. Ltd.	124,018,312	94,840
*	AU Optronics Corp.	76,440,874	89,486
	Hotai Motor Co. Ltd.	4,063,625	87,441
*	Evergreen Marine Corp. Taiwan Ltd.	30,776,779	86,585
	China Development Financial Holding Corp.	181,333,938	84,470
	Hua Nan Financial Holdings Co. Ltd.	123,727,305	84,041
	Globalwafers Co. Ltd.	2,687,436	82,367
	Silergy Corp.	767,661	78,901
	Airtac International Group	1,886,766	78,746
	Accton Technology Corp.	6,721,436	76,107
	Taiwan Mobile Co. Ltd.	20,946,541	74,931
	President Chain Store Corp.	7,014,379	67,795
	Taishin Financial Holding Co. Ltd.	133,841,519	67,473
	Unimicron Technology Corp.	16,359,661	66,811
	Advantech Co. Ltd.	5,266,894	66,641
	Win Semiconductors Corp.	5,090,163	66,399
	Pegatron Corp.	25,232,541	66,075
	Shanghai Commercial & Savings Bank Ltd.	42,506,560	65,890
	Catcher Technology Co. Ltd.	9,222,062	65,078
	SinoPac Financial Holdings Co. Ltd.	136,992,200	65,003
	Formosa Petrochemical Corp.	17,372,003	64,208

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Lite-On Technology Corp.	27,791,809	62,982
	Far Eastern New Century Corp.	50,896,493	60,364
	Micro-Star International Co. Ltd.	8,860,460	58,036
	Shin Kong Financial Holding Co. Ltd.	152,731,951	55,051
	Chang Hwa Commercial Bank Ltd.	85,863,629	54,913
	Asia Cement Corp.	30,386,955	54,053
	Walsin Technology Corp.	6,159,615	52,888
	Hiwin Technologies Corp.	3,423,455	51,650
	Eclat Textile Co. Ltd.	2,619,128	50,149
	Giant Manufacturing Co. Ltd.	3,920,958	49,792
	Vanguard International Semiconductor Corp.	11,499,461	48,649
	Far EasTone Telecommunications Co. Ltd.	20,851,902	48,555
	Compal Electronics Inc.	53,641,652	47,810
	Sino-American Silicon Products Inc.	6,786,540	47,189
	Winbond Electronics Corp.	37,253,469	47,058
	Cheng Shin Rubber Industry Co. Ltd.	24,328,063	46,922
	Acer Inc.	36,964,771	45,178
	Walsin Lihwa Corp.	41,316,176	44,946
	Phison Electronics Corp.	2,062,894	44,154
	Pou Chen Corp.	34,557,366	43,881
	Parade Technologies Ltd.	887,732	43,528
	Feng TAY Enterprise Co. Ltd.	5,769,873	42,708
*	Yang Ming Marine Transport Corp.	15,105,962	42,660
	Wistron Corp.	36,615,524	42,636
	Inventec Corp.	40,133,836	38,941
*,1	AU Optronics Corp. ADR	3,328,829	38,714
	Macronix International Co. Ltd.	22,849,546	37,100
	Synnex Technology International Corp.	18,163,184	36,073
	Powertech Technology Inc.	9,091,231	36,042
	Merida Industry Co. Ltd.	3,023,004	35,961
	WPG Holdings Ltd.	19,334,420	35,559
	Wiwynn Corp.	1,083,000	35,223
	Chroma ATE Inc.	5,052,121	34,912
	Foxconn Technology Co. Ltd.	13,891,233	34,118
	Nanya Technology Corp.	10,350,186	33,517
*	HannStar Display Corp.	31,457,793	32,671
	ASPEED Technology Inc.	433,873	32,387
	Tripod Technology Corp.	6,475,270	32,160
	Teco Electric & Machinery Co. Ltd.	25,521,034	31,783
	eMemory Technology Inc.	866,253	31,584
*	Nan Ya Printed Circuit Board Corp.	2,775,556	31,420
	Wan Hai Lines Ltd.	9,263,127	31,290
	Simplo Technology Co. Ltd.	2,298,139	30,601
	Voltronic Power Technology Corp.	669,425	30,426
	Zhen Ding Technology Holding Ltd.	7,951,214	30,013
*	Oneness Biotech Co. Ltd.	3,518,000	29,469
	Nien Made Enterprise Co. Ltd.	1,826,202	29,457
	Taiwan High Speed Rail Corp.	26,098,487	29,333
	TA Chen Stainless Pipe	17,070,620	29,132
	Elan Microelectronics Corp.	3,801,344	28,850
	Gigabyte Technology Co. Ltd.	6,537,160	28,594
	E Ink Holdings Inc.	12,054,378	28,458
	Ruentex Development Co. Ltd.	14,449,417	27,402
	United Microelectronics Corp. ADR	2,757,540	27,355
*	China Airlines Ltd.	35,231,442	26,700
	Sinbon Electronics Co. Ltd.	2,788,391	25,835
	Radiant Opto-Electronics Corp.	5,614,517	25,726
	Chunghwa Telecom Co. Ltd. ADR	629,631	25,720
	China Life Insurance Co. Ltd.	27,132,041	25,693
	King Yuan Electronics Co. Ltd.	14,479,721	25,540
	Taiwan Business Bank	69,904,023	25,484

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Chicony Electronics Co. Ltd.	8,304,280	25,003
	ENNOSTAR Inc.	8,600,763	24,772
	Elite Material Co. Ltd.	3,827,298	24,178
	Makalot Industrial Co. Ltd.	2,713,187	23,778
	China Petrochemical Development Corp.	41,035,290	23,265
	Qisda Corp.	17,916,660	23,243
	Taiwan Fertilizer Co. Ltd.	10,589,225	23,070
	ITEQ Corp.	4,313,029	22,627
	Compeq Manufacturing Co. Ltd.	14,584,494	22,559
*	Poya International Co. Ltd.	1,027,465	22,377
*	Taiwan Glass Industry Corp.	18,512,615	22,349
	Eva Airways Corp.	33,007,943	22,221
	Chipbond Technology Corp.	8,028,255	22,154
	Highwealth Construction Corp.	13,541,803	21,897
	Nantex Industry Co. Ltd.	4,319,409	21,150
	Cheng Loong Corp.	13,185,761	21,061
	Genius Electronic Optical Co. Ltd.	1,077,565	21,060
	Lien Hwa Industrial Holdings Corp.	11,952,402	21,040
	YFY Inc.	15,020,047	20,413
	ASMedia Technology Inc.	473,775	19,696
	IBF Financial Holdings Co. Ltd.	31,077,691	19,683
	Tung Ho Steel Enterprise Corp.	9,214,567	19,521
	AP Memory Technology Corp.	706,073	19,482
	momo.com Inc.	528,801	19,350
	United Integrated Services Co. Ltd.	2,186,603	19,020
	Fitipower Integrated Technology Inc.	1,623,000	18,879
	King's Town Bank Co. Ltd.	11,649,696	18,000
	International Games System Co. Ltd.	649,763	17,905
	Lotes Co. Ltd.	924,038	17,848
	Great Wall Enterprise Co. Ltd.	8,330,544	17,839
*	Medigen Vaccine Biologics Corp.	1,759,606	17,791
	Eternal Materials Co. Ltd.	10,877,248	17,788
	Elite Semiconductor Microelectronics Technology Inc.	2,897,717	17,168
	Ruentex Industries Ltd.	5,625,063	17,095
	FLEXium Interconnect Inc.	4,013,334	17,027
*	FocalTech Systems Co. Ltd.	2,421,403	16,931
	TXC Corp.	3,704,090	16,801
	Global Unichip Corp.	1,176,525	16,763
	Capital Securities Corp.	24,015,508	16,543
	Taichung Commercial Bank Co. Ltd.	38,409,563	16,418
	Taiwan Surface Mounting Technology Corp.	3,841,113	15,900
	Sitronix Technology Corp.	1,361,567	15,176
	U-Ming Marine Transport Corp.	6,012,610	15,136
	USI Corp.	10,194,641	15,052
	Goldsun Building Materials Co. Ltd.	14,661,982	14,926
*	Chung Hung Steel Corp.	9,847,000	14,921
	ChipMOS Technologies Inc.	8,685,348	14,686
*	HTC Corp.	9,876,079	14,629
	Formosa Taffeta Co. Ltd.	12,065,498	14,270
*	Wisdom Marine Lines Co. Ltd.	5,544,487	14,040
	Bizlink Holding Inc.	1,510,556	13,980
	Wafer Works Corp.	6,694,685	13,781
	International CSRC Investment Holdings Co.	12,668,159	13,736
	Shinkong Synthetic Fibers Corp.	15,823,312	13,686
	Kinsus Interconnect Technology Corp.	3,642,758	13,673
	Nan Kang Rubber Tire Co. Ltd.	8,810,745	13,660
	Mitac Holdings Corp.	12,514,570	13,622
*	Grand Pacific Petrochemical	11,244,283	13,446
	Taiwan Paiho Ltd.	3,876,592	13,384
	Advanced Ceramic X Corp.	700,971	13,314
	Tong Hsing Electronic Industries Ltd.	1,923,876	13,186

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Kenda Rubber Industrial Co. Ltd.	7,984,000	13,062
	Taiwan Union Technology Corp.	3,095,239	13,018
*	Yulon Motor Co. Ltd.	7,948,574	12,910
*	United Renewable Energy Co. Ltd.	25,187,363	12,873
	Tainan Spinning Co. Ltd.	12,449,940	12,605
	Standard Foods Corp.	6,083,849	12,360
	RichWave Technology Corp.	635,000	12,212
	Longchen Paper & Packaging Co. Ltd.	11,728,331	12,211
	General Interface Solution Holding Ltd.	2,711,276	11,956
	Far Eastern Department Stores Ltd.	13,347,887	11,940
	Kinpo Electronics	18,342,193	11,723
	TCI Co. Ltd.	1,355,788	11,685
*	XinTec Inc.	2,060,714	11,382
	Hota Industrial Manufacturing Co. Ltd.	3,074,801	11,311
	Sigurd Microelectronics Corp.	5,804,585	11,301
	Merry Electronics Co. Ltd.	2,505,144	11,285
	CTCI Corp.	7,986,642	11,276
	Visual Photonics Epitaxy Co. Ltd.	2,674,609	11,170
	Coretronic Corp.	5,030,212	11,032
	WT Microelectronics Co. Ltd.	5,568,486	10,925
	ADATA Technology Co. Ltd.	2,527,467	10,843
	Huaku Development Co. Ltd.	3,182,856	10,782
	Advanced Wireless Semiconductor Co.	1,904,030	10,530
	Topco Scientific Co. Ltd.	2,161,260	10,528
	King Slide Works Co. Ltd.	814,930	10,482
	President Securities Corp.	9,715,087	10,372
	Far Eastern International Bank	25,929,011	10,335
*	Yieh Phui Enterprise Co. Ltd.	13,265,938	10,285
	UPC Technology Corp.	9,488,277	10,254
	Alchip Technologies Ltd.	574,520	10,140
	Chilisin Electronics Corp.	2,560,701	10,110
	Jentech Precision Industrial Co. Ltd.	1,103,948	10,063
	Wistron NeWeb Corp.	3,776,164	10,029
	Primax Electronics Ltd.	4,613,882	9,983
*	Microbio Co. Ltd.	4,313,488	9,982
	Pixart Imaging Inc.	1,418,804	9,955
	TSRC Corp.	7,728,009	9,934
	Asia Optical Co. Inc.	3,076,519	9,754
	Ardentec Corp.	5,798,391	9,745
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,459,133	9,722
	Arcadyan Technology Corp.	2,377,082	9,542
	Supreme Electronics Co. Ltd.	6,323,033	9,506
	Taiwan Secom Co. Ltd.	2,747,466	9,378
	Grape King Bio Ltd.	1,476,683	9,358
*	Gold Circuit Electronics Ltd.	4,769,941	9,303
*	TPK Holding Co. Ltd.	4,771,313	9,268
	Solar Applied Materials Technology Corp.	4,598,689	9,128
	Yulon Finance Corp.	1,863,361	9,116
	Everlight Electronics Co. Ltd.	5,464,687	9,041
	Foxsemicon Integrated Technology Inc.	1,042,131	8,848
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,625,593	8,795
	Dynapack International Technology Corp.	2,056,479	8,612
	China General Plastics Corp.	5,495,807	8,599
	Cheng Uei Precision Industry Co. Ltd.	5,170,595	8,536
	Charoen Pokphand Enterprise	2,989,431	8,510
	Faraday Technology Corp.	3,182,786	8,463
	Transcend Information Inc.	2,940,325	8,463
	Asia Vital Components Co. Ltd.	3,316,644	8,398
	Cub Elecparts Inc.	1,008,865	8,390
	Hsin Kuang Steel Co. Ltd.	2,909,403	8,352
	LandMark Optoelectronics Corp.	943,155	8,290

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Pan Jit International Inc.	3,946,398	8,277
	Holy Stone Enterprise Co. Ltd.	1,719,126	8,233
*	Clevo Co.	7,058,551	8,204
	Getac Technology Corp.	3,977,752	8,187
	ITE Technology Inc.	1,889,399	8,121
	Shin Zu Shing Co. Ltd.	1,889,166	8,118
	Holtek Semiconductor Inc.	2,227,952	8,088
	Fusheng Precision Co. Ltd.	974,000	8,043
*	Center Laboratories Inc.	3,342,341	7,979
	Sanyang Motor Co. Ltd.	6,825,689	7,901
	Tong Yang Industry Co. Ltd.	5,775,142	7,866
	Hannstar Board Corp.	4,438,657	7,861
	Sonix Technology Co. Ltd.	2,005,316	7,813
*	Via Technologies Inc.	4,127,909	7,789
	Career Technology MFG. Co. Ltd.	6,212,395	7,699
*	China Man-Made Fiber Corp.	16,493,497	7,588
*	China Motor Corp.	2,961,222	7,585
	Sercomm Corp.	2,864,250	7,572
	Oriental Union Chemical Corp.	9,011,474	7,569
	Global Mixed Mode Technology Inc.	986,342	7,418
	Greatek Electronics Inc.	2,825,961	7,399
*	OBI Pharma Inc.	1,572,745	7,361
*	Adimmune Corp.	3,767,575	7,167
	Gudeng Precision Industrial Co. Ltd.	636,054	7,140
	Kindom Development Co. Ltd.	4,578,955	7,119
	Chong Hong Construction Co. Ltd.	2,392,790	7,097
	Run Long Construction Co. Ltd.	3,530,738	7,083
	Pan-International Industrial Corp.	4,879,613	7,025
	BES Engineering Corp.	18,071,754	6,974
	Gourmet Master Co. Ltd.	1,044,237	6,948
*	Episil Holdings Inc.	2,992,000	6,919
	Sunny Friend Environmental Technology Co. Ltd.	842,798	6,914
	Nichidenbo Corp.	3,112,000	6,780
	China Steel Chemical Corp.	1,598,245	6,760
	St. Shine Optical Co. Ltd.	582,727	6,685
*	PharmaEssentia Corp.	2,091,748	6,599
*	TaiMed Biologics Inc.	2,549,087	6,576
*	Unizyx Holding Corp.	4,748,555	6,495
	Fulgent Sun International Holding Co. Ltd.	1,498,744	6,473
	Ennoconn Corp.	777,668	6,449
	Chunghwa Precision Test Tech Co. Ltd.	243,368	6,430
	TTY Biopharm Co. Ltd.	2,513,457	6,416
	Pegavision Corp.	392,000	6,372
	Andes Technology Corp.	354,000	6,242
*	D-Link Corp.	7,613,679	6,187
*	Asia Pacific Telecom Co. Ltd.	17,196,002	6,179
*	RDC Semiconductor Co. Ltd.	632,000	6,126
	Unitech Printed Circuit Board Corp.	7,947,956	6,113
*	TSEC Corp.	4,179,000	6,033
	Taiwan PCB Techvest Co. Ltd.	3,224,549	6,012
	Universal Vision Biotechnology Co. Ltd.	539,000	5,941
	Co-Tech Development Corp.	2,008,000	5,911
	Cathay Real Estate Development Co. Ltd.	7,694,505	5,893
	SDI Corp.	1,845,876	5,864
	AcBel Polytech Inc.	5,565,994	5,854
	Century Iron & Steel Industrial Co. Ltd.	1,397,000	5,791
	Ta Ya Electric Wire & Cable	4,677,981	5,758
	Sporton International Inc.	619,174	5,680
	Rexon Industrial Corp. Ltd.	1,678,000	5,625
*	Sunplus Technology Co. Ltd.	4,518,752	5,576
	AURAS Technology Co. Ltd.	840,000	5,489

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Farglory Land Development Co. Ltd.	2,656,158	5,473
	Fittech Co. Ltd.	818,890	5,372
	CMC Magnetics Corp.	12,366,610	5,370
	Taiwan Semiconductor Co. Ltd.	2,687,342	5,362
*	Tung Thih Electronic Co. Ltd.	741,118	5,351
	Chlitina Holding Ltd.	703,977	5,295
	Innodisk Corp.	827,680	5,293
	Chang Wah Electromaterials Inc.	3,730,000	5,282
	Taiflex Scientific Co. Ltd.	2,552,994	5,280
*	Lealea Enterprise Co. Ltd.	9,738,771	5,276
	Systex Corp.	1,608,140	5,267
*	Ho Tung Chemical Corp.	12,080,141	5,221
	Kaimei Electronic Corp.	1,178,000	5,180
	Sensortek Technology Corp.	205,000	5,161
	Cleanaway Co. Ltd.	811,359	5,117
*	Gemtek Technology Corp.	4,126,668	5,076
	Chin-Poon Industrial Co. Ltd.	3,883,799	5,043
	Test Research Inc.	2,169,878	5,024
*	Mercuries Life Insurance Co. Ltd.	13,592,019	5,001
	Taiwan Cogeneration Corp.	3,501,754	4,999
	Taiwan Styrene Monomer	6,364,977	4,984
	KMC Kuei Meng International Inc.	592,000	4,864
	Darfon Electronics Corp.	2,655,164	4,843
	Egis Technology Inc.	822,582	4,795
	Weltrend Semiconductor	1,642,182	4,792
	China Metal Products	3,448,113	4,748
*	AmTRAN Technology Co. Ltd.	6,638,832	4,732
	TaiDoc Technology Corp.	772,645	4,726
	Hu Lane Associate Inc.	1,165,482	4,678
*	Taiwan TEA Corp.	5,509,399	4,674
	Asia Polymer Corp.	3,699,789	4,633
	Wah Lee Industrial Corp.	1,557,126	4,585
	Silicon Integrated Systems Corp.	5,123,628	4,567
	Alpha Networks Inc.	3,637,750	4,559
	Wei Chuan Foods Corp.	5,095,507	4,479
*	CSBC Corp. Taiwan	4,936,860	4,454
	ScinoPharm Taiwan Ltd.	4,340,946	4,446
	Prince Housing & Development Corp.	9,812,870	4,420
	Swancor Holding Co. Ltd.	857,426	4,373
	Machvision Inc.	426,775	4,302
*	Motech Industries Inc.	3,234,214	4,244
*	Federal Corp.	4,624,195	4,217
*	Phihong Technology Co. Ltd.	2,766,679	4,209
*	Chung Hwa Pulp Corp.	4,496,818	4,194
*	OptoTech Corp.	4,144,266	4,171
	Formosa International Hotels Corp.	776,756	4,148
	Orient Semiconductor Electronics Ltd.	6,328,208	4,129
	Elite Advanced Laser Corp.	1,811,862	4,122
	TA-I Technology Co. Ltd.	1,490,535	4,081
	Johnson Health Tech Co. Ltd.	1,351,092	4,022
	Soft-World International Corp.	937,372	3,955
	Quanta Storage Inc.	2,042,136	3,938
	PChome Online Inc.	1,293,661	3,898
	Taiwan FamilyMart Co. Ltd.	408,073	3,882
	Thinking Electronic Industrial Co. Ltd.	592,000	3,872
*	Ton Yi Industrial Corp.	6,944,324	3,827
	Nidec Chaun-Choung Technology Corp.	491,645	3,825
*	Lotus Pharmaceutical Co. Ltd.	1,337,189	3,818
	Radium Life Tech Co. Ltd.	8,145,715	3,807
	Altek Corp.	2,514,823	3,788
	Lung Yen Life Service Corp.	2,027,221	3,773

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Advanced International Multitech Co. Ltd.	1,249,115	3,757
*	Dynamic Electronics Co. Ltd.	4,668,365	3,755
	Ginko International Co. Ltd.	590,569	3,737
	Topkey Corp.	593,000	3,710
	Hung Sheng Construction Ltd.	4,538,107	3,680
*	Savior Lifetec Corp.	3,362,000	3,670
	Global Brands Manufacture Ltd.	2,843,999	3,598
	Wowprime Corp.	536,817	3,579
	Xxentria Technology Materials Corp.	1,397,444	3,501
*	Ritek Corp.	7,845,658	3,497
	Sincere Navigation Corp.	2,972,309	3,459
	Evergreen International Storage & Transport Corp.	3,879,793	3,398
	Syncmold Enterprise Corp.	1,052,099	3,378
	Nan Liu Enterprise Co. Ltd.	556,000	3,373
	Mercuries & Associates Holding Ltd.	3,988,546	3,353
	Sampo Corp.	2,982,497	3,336
	CyberTAN Technology Inc.	4,601,006	3,334
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	3,314
	Firich Enterprises Co. Ltd.	2,384,719	3,267
	Chief Telecom Inc.	309,000	3,245
	Kinik Co.	1,252,479	3,237
	WUS Printed Circuit Co. Ltd.	2,608,785	3,226
*	Shining Building Business Co. Ltd.	5,858,769	3,208
	Speed Tech Corp.	1,134,000	3,186
*	Roo Hsing Co. Ltd.	7,988,144	3,176
*	Newmax Technology Co. Ltd.	1,553,000	3,169
	Tyntek Corp.	3,019,095	3,137
	YC INOX Co. Ltd.	2,868,055	3,136
	Formosa Sumco Technology Corp.	453,000	3,102
	HannsTouch Solution Inc.	5,980,304	3,100
	Namchow Holdings Co. Ltd.	1,490,971	3,099
	Zeng Hsing Industrial Co. Ltd.	484,619	3,095
	YungShin Global Holding Corp.	1,930,434	3,094
*	Li Peng Enterprise Co. Ltd.	5,921,714	2,987
	Gloria Material Technology Corp.	3,918,126	2,963
*	Medigen Biotechnology Corp.	1,297,797	2,963
	Yeong Guan Energy Technology Group Co. Ltd.	952,217	2,900
	Kuo Toong International Co. Ltd.	2,541,809	2,842
*	Darwin Precisions Corp.	4,662,570	2,836
	Kung Long Batteries Industrial Co. Ltd.	521,932	2,807
*	Test Rite International Co. Ltd.	2,983,824	2,793
	Depo Auto Parts Ind Co. Ltd.	1,169,025	2,709
	Dyaco International Inc.	711,000	2,665
*	Elitegroup Computer Systems Co. Ltd.	2,678,479	2,617
	Gigasolar Materials Corp.	415,250	2,603
	Formosan Rubber Group Inc.	2,625,306	2,579
	PharmaEngine Inc.	955,477	2,456
	Yulon Nissan Motor Co. Ltd.	241,842	2,440
*	GeneReach Biotechnology Corp.	564,000	2,430
	Sinyi Realty Inc.	2,019,300	2,426
	Apex International Co. Ltd.	1,010,000	2,406
	IEI Integration Corp.	1,104,669	2,347
	Everlight Chemical Industrial Corp.	3,396,329	2,320
	Rich Development Co. Ltd.	5,705,660	2,311
	Flytech Technology Co. Ltd.	958,785	2,306
	Concraft Holding Co. Ltd.	978,773	2,306
	Ichia Technologies Inc.	3,112,439	2,277
	Aten International Co. Ltd.	717,480	2,271
	Sunonwealth Electric Machine Industry Co. Ltd.	1,188,000	2,243
*	ALI Corp.	1,800,362	2,234
*	Zinwell Corp.	2,403,006	2,185

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Gigastorage Corp.	3,014,939	2,154
	Huang Hsiang Construction Corp.	1,361,571	2,143
	Brogent Technologies Inc.	410,643	2,045
	Cyberlink Corp.	622,695	1,993
*	Etron Technology Inc.	1,812,651	1,965
	KEE TAI Properties Co. Ltd.	5,074,979	1,941
*	Lingsen Precision Industries Ltd.	2,882,421	1,934
	Chia Hsin Cement Corp.	2,065,000	1,920
	Rechi Precision Co. Ltd.	2,143,896	1,898
	Iron Force Industrial Co. Ltd.	648,535	1,865
	Basso Industry Corp.	1,044,339	1,861
*,3	Pharmally International Holding Co. Ltd.	868,039	1,759
	Bank of Kaohsiung Co. Ltd.	4,085,529	1,729
	Li Cheng Enterprise Co. Ltd.	1,732,420	1,721
	TYC Brother Industrial Co. Ltd.	1,776,099	1,572
	L&K Engineering Co. Ltd.	1,262,623	1,527
	Ability Enterprise Co. Ltd.	2,290,904	1,517
	Hotai Finance Co. Ltd.	492,000	1,502
	China Chemical & Pharmaceutical Co. Ltd.	1,604,766	1,394
	FSP Technology Inc.	719,071	1,378
	CHC Healthcare Group	994,222	1,376
	Vivotek Inc.	451,724	1,337
	Posiflex Technology Inc.	473,612	1,325
*	Taiwan Land Development Corp.	5,288,935	1,315
*	Adlink Technology Inc.	539,484	1,260
	Senao International Co. Ltd.	952,428	1,220
*	AGV Products Corp.	2,590,983	1,204
	Taiyen Biotech Co. Ltd.	955,580	1,171
	Hong Pu Real Estate Development Co. Ltd.	1,346,931	1,143
	Globe Union Industrial Corp.	1,603,001	1,108
	Tong-Tai Machine & Tool Co. Ltd.	1,479,126	993
	Kuoyang Construction Co. Ltd.	770,000	963
	Toung Loong Textile Manufacturing	586,481	906
	China Electric Manufacturing Corp.	1,746,227	885
*	Tatung Co. Ltd. GDR	38,865	755
	Jess-Link Products Co. Ltd.	467,887	689
	Sheng Yu Steel Co. Ltd.	520,000	680
*,3	Unity Opto Technology Co. Ltd.	4,231,961	624
	Infortrend Technology Inc.	533,873	435
	Taiwan Sakura Corp.	81,000	186
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45	5
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,3	XPEC Entertainment Inc.	872,075	—
*,3	E-Ton Solar Tech Co. Ltd.	696,074	—
*,3	Green Energy Technology Inc.	2,817,405	—
*,3	ProMOS Technologies Inc.	11,745	—
[3]	Supreme Electronics Co. Ltd. Rights Exp. 05/07/2021	668,226	—
			18,434,527
Thailand (0.68%)
	PTT PCL (Foreign)	176,264,259	225,615
	Siam Cement PCL (Foreign)	10,676,730	158,219
*	CP ALL PCL (Foreign)	59,290,900	118,951
	Airports of Thailand PCL (Foreign)	59,114,555	117,492
	Siam Commercial Bank PCL (Foreign)	33,268,788	112,069
	Kasikornbank PCL (Foreign)	21,634,660	91,573
	Bangkok Dusit Medical Services PCL (Foreign)	115,934,565	80,749
	Advanced Info Service PCL (Foreign)	14,134,637	77,562
	PTT Exploration & Production PCL (Foreign)	18,275,656	69,490
	PTT Global Chemical PCL (Foreign)	26,448,806	57,345
	Com7 PCL (Foreign)	24,010,591	56,737
	Central Pattana PCL (Foreign)	33,177,930	55,561

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Minor International PCL (Foreign)	56,240,252	54,094
	Intouch Holdings PCL (Foreign)	24,671,305	50,463
	Gulf Energy Development PCL (Foreign)	45,223,948	50,012
	Charoen Pokphand Foods PCL (Foreign)	49,422,927	45,994
	Bangkok Bank PCL (Foreign)	11,346,940	44,201
[1]	Krungthai Card PCL (Foreign)	17,928,135	43,850
	Energy Absolute PCL (Foreign)	22,319,740	43,589
	Delta Electronics Thailand PCL (Foreign)	3,505,189	39,640
	Central Retail Corp. PCL (Foreign)	34,769,693	39,000
	Home Product Center PCL (Foreign)	77,747,074	35,133
	Indorama Ventures PCL (Foreign)	21,390,552	32,917
	BTS Group Holdings PCL (Foreign)	109,934,945	31,584
	Krung Thai Bank PCL (Foreign)	78,751,411	28,528
*	Bangkok Expressway & Metro PCL (Foreign)	109,017,874	27,990
	Land & Houses PCL (Foreign)	96,195,929	26,699
	Thai Oil PCL (Foreign)	13,890,584	26,292
	Tisco Financial Group PCL (Foreign)	8,213,461	24,368
	TMB Bank PCL (Foreign)	593,334,506	22,259
[1]	Banpu PCL (Foreign)	55,459,686	21,866
	Srisawad Corp. PCL (Foreign)	8,175,010	21,843
	Bumrungrad Hospital PCL (Foreign)	4,920,512	21,137
	Electricity Generating PCL (Foreign)	3,714,745	21,029
	Digital Telecommunications Infrastructure Fund	53,927,865	20,945
	IRPC PCL (Foreign)	147,994,943	19,595
	Thai Union Group PCL (Foreign)	40,343,365	19,542
	Jasmine Broadband Internet Infrastructure Fund	58,122,541	18,198
	Ratch Group PCL (Foreign)	10,918,334	17,693
	Global Power Synergy PCL (Foreign)	7,542,493	17,591
	KCE Electronics PCL (Foreign)	9,400,500	17,534
[1]	Sri Trang Agro-Industry PCL (Foreign)	11,157,582	16,918
	Kiatnakin Phatra Bank PCL (Foreign)	8,985,271	16,789
	Muangthai Capital PCL (Foreign)	8,107,376	16,643
*	Asset World Corp. PCL (Foreign)	103,183,820	15,752
[1]	Sri Trang Gloves Thailand PCL (Foreign)	11,055,543	15,702
	Thanachart Capital PCL (Foreign)	13,705,225	15,608
	CPN Retail Growth Leasehold REIT	23,812,012	14,965
[1]	Siam Global House PCL (Foreign)	19,851,691	14,253
	True Corp. PCL (Foreign)	134,441,432	14,064
	Osotspa PCL (Foreign)	11,825,160	13,566
	Hana Microelectronics PCL (Foreign)	7,607,410	13,529
[1]	Berli Jucker PCL	11,815,163	13,451
	Carabao Group PCL (Foreign)	3,413,085	12,317
	B Grimm Power PCL (Foreign)	8,846,155	12,120
*	Bangkok Commercial Asset Management PCL (Foreign)	17,904,443	11,835
	Supalai PCL (Foreign)	17,440,081	11,474
[1]	WHA Corp. PCL (Foreign)	104,861,238	11,366
[1]	Bangchak Corp. PCL (Foreign)	13,659,235	11,267
[1]	VGI PCL (Foreign)	53,607,568	10,656
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	23,066,222	9,710
	Thailand Future Fund	34,350,415	9,649
	Bangkok Chain Hospital PCL (Foreign)	15,324,627	8,901
	TQM Corp. PCL (Foreign)	2,222,700	8,587
	Total Access Communication PCL (Foreign)	8,024,100	8,425
	AEON Thana Sinsap Thailand PCL (Foreign)	1,154,727	8,222
*,1	Central Plaza Hotel PCL (Foreign)	7,852,373	7,994
	AP Thailand PCL (Foreign)	27,764,645	7,664
	Amata Corp. PCL (Foreign)	13,643,071	7,565
[1]	Thoresen Thai Agencies PCL (Foreign)	15,826,670	7,396
	Dohome PCL (Foreign)	8,303,400	6,855
*,1	CH Karnchang PCL (Foreign)	12,627,643	6,807

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[1]	TOA Paint Thailand PCL (Foreign)	5,962,418	6,599
	TPI Polene PCL (Foreign)	93,940,843	6,574
[1]	Sino-Thai Engineering & Construction PCL (Foreign)	13,904,642	6,466
	CK Power PCL (Foreign)	42,674,145	6,405
	Tipco Asphalt PCL (Foreign)	9,870,264	6,395
	Chularat Hospital PCL (Foreign)	63,234,415	6,334
	JMT Network Services PCL (Foreign)	4,035,396	5,825
	WHA Premium Growth Freehold & Leasehold REIT	13,639,949	5,781
[1]	TTW PCL (Foreign)	15,420,645	5,742
*	BTS Rail Mass Transit Growth Infrastructure Fund	32,054,557	5,351
	PTG Energy PCL (Foreign)	8,263,777	5,317
*	Gunkul Engineering PCL (Foreign)	38,810,028	5,228
	Siam City Cement PCL (Foreign)	895,149	5,213
	Quality Houses PCL (Foreign)	67,350,088	5,147
	Thai Vegetable Oil PCL (Foreign)	4,274,991	4,869
[1]	Jasmine International PCL (Foreign)	52,084,878	4,851
[1]	Mega Lifesciences PCL (Foreign)	4,195,100	4,672
*	BEC World PCL (Foreign)	14,132,124	4,622
*,1	Precious Shipping PCL (Foreign)	7,695,352	4,501
*	Star Petroleum Refining PCL (Foreign)	14,983,109	4,501
	Bangkok Land PCL (Foreign)	129,515,195	4,490
*	Super Energy Corp. PCL (Foreign)	143,762,866	4,376
*	MBK PCL (Foreign)	9,567,890	4,234
*	Major Cineplex Group PCL (Foreign)	6,800,679	4,188
[1]	Plan B Media PCL (Foreign)	21,047,653	4,182
[1]	Banpu Power PCL (Foreign)	6,863,437	3,988
	BCPG PCL (Foreign)	8,752,272	3,985
*,1	Esso Thailand PCL (Foreign)	14,573,546	3,981
	TPI Polene Power PCL (Foreign)	28,372,012	3,972
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	10,095,586	3,924
	IMPACT Growth REIT	6,383,786	3,749
	Sansiri PCL (Foreign)	106,650,611	3,556
	Workpoint Entertainment PCL (Foreign)	5,704,253	3,391
*	Bangkok Life Assurance PCL (Foreign)	4,107,580	3,300
	Thaifoods Group PCL (Foreign)	18,093,804	2,989
	Ratchthani Leasing PCL (Foreign)	20,949,094	2,944
	Origin Property PCL (Foreign)	9,501,381	2,802
*	Italian-Thai Development PCL (Foreign)	45,726,183	2,684
	Pruksa Holding PCL (Foreign)	6,478,484	2,663
	Siam Makro PCL (Foreign)	2,150,700	2,607
	Thaicom PCL (Foreign)	7,148,478	2,433
*	Pruksa Real Estate PCL (Foreign)	7,721,100	2,381
	GFPT PCL (Foreign)	6,327,295	2,334
	MK Restaurants Group PCL (Foreign)	1,327,640	2,174
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	2,145
	SPCG PCL (Foreign)	3,273,834	2,006
*	Samart Corp. PCL (Foreign)	5,775,730	1,947
[1]	LPN Development PCL (Foreign)	10,328,989	1,676
*	Bangkok Airways PCL (Foreign)	6,876,393	1,621
*,1	Unique Engineering & Construction PCL (Foreign)	6,186,075	1,310
	Univentures PCL (Foreign)	8,513,675	1,083
*,1	Thai Airways International PCL (Foreign)	13,550,615	866
*	U City PCL (Foreign)	30,165,065	822
*	Bangkok Life Assurance PCL NVDR	674,825	542
*	JMT Network Services PCL Warrants Exp. 05/16/2022	414,028	153
	MBK PCL Warrants Exp. 12/31/2024	382,715	133
*	Minor International PCL Warrants Exp. 09/30/2021	3,024,402	65
*,3	Inter Far East Energy Corp.	5,655,044	64
	Thonburi Healthcare Group PCL (Foreign)	51,800	42
[3]	U City PCL Rights Exp. 12/31/2021	90,495,195	29

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1,3	Group Lease PCL (Foreign)	62,100	1
*	Samart Corp. PCL Warrants Exp. 05/17/2021	2,337,800	—
*	BCPG PCL Warrants Exp. 11/13/2022	1	—
*	BCPG PCL Warrants Exp. 11/13/2023	1	—
	Thaifoods Group PCL Warrants Exp. 12/31/2024	1,809,380	—
			2,671,224
Turkey (0.13%)
	BIM Birlesik Magazalar A/S	5,649,656	44,288
	Eregli Demir ve Celik Fabrikalari TAS	17,113,269	39,278
	Turkcell Iletisim Hizmetleri A/S	14,188,465	25,396
	KOC Holding A/S	10,753,635	23,846
	Turkiye Garanti Bankasi A/S	25,867,358	22,547
	Akbank TAS	32,689,478	19,310
	Ford Otomotiv Sanayi A/S	826,277	17,561
*	Turkiye Petrol Rafinerileri A/S	1,569,629	16,640
*	Bera Holding A/S	3,810,409	15,070
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,419,936	13,453
	Turkiye Sise ve Cam Fabrikalari A/S	13,348,491	12,108
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	13,169,598	11,400
*	Petkim Petrokimya Holding A/S	13,735,825	11,122
	Haci Omer Sabanci Holding A/S	11,161,830	10,934
	Turkiye Is Bankasi A/S Class C	17,919,189	10,582
*	Sasa Polyester Sanayi A/S	2,256,601	9,732
*	Turk Hava Yollari AO	6,513,334	9,616
	Arcelik A/S	2,219,361	9,215
	Coca-Cola Icecek A/S	927,648	8,816
*	Koza Altin Isletmeleri A/S	615,206	8,355
	Enka Insaat ve Sanayi A/S	8,718,184	8,277
*	Gubre Fabrikalari TAS	1,037,246	7,625
	Tofas Turk Otomobil Fabrikasi A/S	1,848,864	6,674
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	29,749,090	6,560
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,299,365	6,476
*	Ulker Biskuvi Sanayi A/S	2,191,349	5,838
	Turk Telekomunikasyon A/S	7,205,153	5,539
	Logo Yazilim Sanayi ve Ticaret A/S	279,323	5,461
*	Aksa Enerji Uretim A/S Class B	3,649,362	5,070
	Yapi ve Kredi Bankasi A/S	18,899,939	4,788
	Dogan Sirketler Grubu Holding A/S	13,304,783	4,735
[2]	Enerjisa Enerji A/S	3,696,197	4,585
*	Sok Marketler Ticaret A/S	3,072,005	4,490
*	TAV Havalimanlari Holding A/S	1,717,467	4,472
	Nuh Cimento Sanayi A/S	584,843	4,005
	Tekfen Holding A/S	2,020,251	3,909
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,302,026	3,821
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,104,985	3,808
*	Pegasus Hava Tasimaciligi A/S	426,790	3,807
	Turk Traktor ve Ziraat Makineleri A/S	145,811	3,683
	Otokar Otomotiv ve Savunma Sanayi A/S	86,489	3,614
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,037,125	3,611
*	Turkiye Halk Bankasi A/S	6,750,413	3,503
	Iskenderun Demir ve Celik A/S	2,047,279	3,329
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,626,070	3,308
*	Migros Ticaret A/S	751,603	3,298
*,2	MLP Saglik Hizmetleri A/S Class B	991,668	2,929
*	Turkiye Vakiflar Bankasi TAO	6,895,099	2,854
	Aksa Akrilik Kimya Sanayii A/S	1,437,716	2,850
	Borusan Yatirim ve Pazarlama A/S	64,849	2,799
	AG Anadolu Grubu Holding A/S	1,063,639	2,764
	Alarko Holding A/S	2,254,759	2,623
*	Oyak Cimento Fabrikalari A/S	3,042,990	2,532
	Turkiye Sinai Kalkinma Bankasi A/S	15,877,282	2,426

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Hektas Ticaret TAS	2,275,868	2,259
	Is Yatirim Menkul Degerler A/S	1,163,116	2,163
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	4,974,273	2,143
*,2	Mavi Giyim Sanayi ve Ticaret A/S Class B	404,789	2,125
	EGE Endustri ve Ticaret A/S	11,957	2,049
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,321,785	2,005
*	Kordsa Teknik Tekstil A/S	732,077	1,973
*	Is Gayrimenkul Yatirim Ortakligi A/S	8,155,398	1,835
*	Hektas Ticaret TAS Rights Exp. 05/17/2021	1,125,917	1,716
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,118,291	1,635
*	NET Holding A/S	2,340,514	1,626
	Tat Gida Sanayi A/S	1,375,712	1,613
	Aksigorta A/S	1,683,103	1,543
*	Zorlu Enerji Elektrik Uretim A/S	5,518,439	1,334
	Kartonsan Karton Sanayi ve Ticaret A/S	213,052	1,308
*	Sekerbank Turk A/S	9,865,768	1,305
*	Cimsa Cimento Sanayi ve Ticaret A/S	480,277	1,277
*	Albaraka Turk Katilim Bankasi A/S	6,428,807	1,244
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	377,068	1,167
	Aygaz A/S	687,725	1,144
	Dogus Otomotiv Servis ve Ticaret A/S	349,477	1,125
	Polisan Holding A/S	2,591,597	936
*	Konya Cimento Sanayii A/S	7,483	809
	Akcansa Cimento A/S	345,555	757
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	174
*,3	Asya Katilim Bankasi A/S	6,861,580	—
			522,597
United Arab Emirates (0.18%)
	First Abu Dhabi Bank PJSC	54,981,679	212,789
	Emirates Telecommunications Group Co. PJSC	21,879,006	126,146
	Emirates NBD Bank PJSC	31,386,838	106,340
	Abu Dhabi Commercial Bank PJSC	34,150,391	58,166
	Aldar Properties PJSC	49,538,405	47,210
	Emaar Properties PJSC	45,670,492	46,108
	Dubai Islamic Bank PJSC	24,123,800	29,184
	Abu Dhabi Islamic Bank PJSC	12,507,138	16,395
*	Air Arabia PJSC	34,150,180	11,854
*	Emaar Malls PJSC	23,675,556	11,802
	Dubai Investments PJSC	24,828,947	10,380
*	Dana Gas PJSC	35,294,790	7,902
*	Emaar Development PJSC	9,421,794	6,998
*	DAMAC Properties Dubai Co. PJSC	19,769,500	6,440
	GFH Financial Group BSC	34,779,417	5,912
*	Dubai Financial Market PJSC	19,976,542	5,764
	Orascom Construction plc	572,830	3,106
*	Union Properties PJSC	27,400,380	1,968
*	RAK Properties PJSC	12,918,034	1,886
*,3	Arabtec Holding PJSC	11,126,461	1,606
*	Deyaar Development PJSC	15,985,992	1,160
*,3	Drake & Scull International PJSC	7,671,678	773
			719,889
United Kingdom (9.43%)
	Unilever plc	31,852,782	1,861,862
	AstraZeneca plc	16,451,692	1,751,183
	HSBC Holdings plc	255,409,164	1,594,702
	Diageo plc	28,705,798	1,288,644
	GlaxoSmithKline plc	61,745,728	1,141,047
	Rio Tinto plc	13,596,752	1,138,827
	British American Tobacco plc	28,553,033	1,059,413

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	BP plc	248,265,113	1,039,325
	Royal Dutch Shell plc Class A	51,143,781	962,335
	Royal Dutch Shell plc Class B	46,664,641	835,002
	BHP Group plc	26,017,654	783,517
	Reckitt Benckiser Group plc	7,895,701	703,015
	Prudential plc	32,674,049	691,850
	Anglo American plc	15,382,778	652,237
	Vodafone Group plc	334,909,343	632,041
	National Grid plc	44,385,059	559,498
	Lloyds Banking Group plc	881,330,317	552,665
*	Glencore plc	134,868,949	549,378
	Barclays plc	216,040,321	523,027
*	Compass Group plc	22,269,260	484,452
	London Stock Exchange Group plc	4,533,630	463,194
	Experian plc	11,343,436	437,307
*	Flutter Entertainment plc	2,040,516	418,145
	Ashtead Group plc	5,596,214	359,562
	Ferguson plc	2,805,642	353,865
	RELX plc (XAMS)	12,762,039	332,077
	Tesco plc	95,559,463	291,702
	BAE Systems plc	40,247,500	281,138
	Legal & General Group plc	74,130,727	278,330
	CRH plc (XDUB)	5,851,841	276,115
	RELX plc (XLON)	10,510,764	272,707
	Aviva plc	48,857,624	270,112
	SSE plc	13,025,188	264,067
*	BT Group plc	108,826,696	248,228
	Imperial Brands plc	11,790,219	245,750
	Smith & Nephew plc	10,993,562	237,942
	Standard Chartered plc	32,352,726	232,097
	Segro plc	15,378,068	213,641
	3i Group plc	11,929,063	211,285
	WPP plc	14,810,953	199,683
	CRH plc (XLON)	3,939,432	186,433
*	Ocado Group plc	6,073,385	175,818
*	Next plc	1,596,362	172,034
	Intertek Group plc	2,029,417	172,032
	Persimmon plc	3,973,579	171,899
*	Entain plc	7,275,169	170,069
	Halma plc	4,751,917	169,798
	Smurfit Kappa Group plc	3,225,225	165,460
*	InterContinental Hotels Group plc	2,295,027	163,092
	Rentokil Initial plc	23,325,072	161,206
	Croda International plc	1,687,530	157,649
	Natwest Group plc	56,778,215	154,086
	Spirax-Sarco Engineering plc	923,609	150,755
*	Informa plc	18,691,360	145,290
*	Burberry Group plc	5,038,712	143,418
*	Associated British Foods plc	4,344,838	138,631
	Bunzl plc	4,234,186	136,141
	Melrose Industries plc	60,413,749	136,003
*	Rolls-Royce Holdings plc	93,490,804	135,301
	Barratt Developments plc	12,668,674	135,077
*	Kingfisher plc	26,680,176	131,711
	St. James's Place plc	6,690,312	125,834
	RSA Insurance Group plc	13,024,528	122,664
	Mondi plc (XLON)	4,483,821	121,708
	Sage Group plc	13,681,018	120,538
	United Utilities Group plc	8,645,265	115,637
	Admiral Group plc	2,631,173	113,690
*	Whitbread plc	2,535,481	113,674

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Antofagasta plc	4,380,858	112,852
	Hargreaves Lansdown plc	4,750,233	112,778
	Taylor Wimpey plc	45,349,288	112,498
	Smiths Group plc	4,992,499	112,123
	Pearson plc	9,396,090	107,793
	Johnson Matthey plc	2,394,790	107,465
	Intermediate Capital Group plc	3,554,599	107,313
	DCC plc	1,233,880	107,063
	Standard Life Aberdeen plc	27,503,305	105,399
	Severn Trent plc	3,048,459	104,350
	M&G plc	32,732,152	98,249
	Land Securities Group plc	9,508,040	94,748
*,2	Auto Trader Group plc	11,920,571	93,846
	DS Smith plc	16,098,074	93,572
	Rightmove plc	11,010,415	93,338
*,2	Just Eat Takeaway.com NV (XLON)	897,502	93,017
	Berkeley Group Holdings plc	1,452,971	92,857
	Polymetal International plc	4,352,358	89,871
	British Land Co. plc	12,233,834	87,670
*	Weir Group plc	3,259,187	86,259
	Electrocomponents plc	5,827,144	85,765
	B&M European Value Retail SA	10,967,295	85,731
*	Coca-Cola HBC AG	2,435,171	84,164
*	Howden Joinery Group plc	7,225,137	80,716
*	Royal Mail plc	11,561,925	79,213
*	ITV plc	46,902,675	78,392
	Bellway plc	1,552,155	77,429
	Pennon Group plc	5,335,074	76,206
	IMI plc	3,407,202	74,872
*	JD Sports Fashion plc	5,688,720	72,159
	Dechra Pharmaceuticals plc	1,295,265	72,149
	Hikma Pharmaceuticals plc	2,132,904	71,877
	Schroders plc	1,403,898	69,947
	Direct Line Insurance Group plc	17,775,746	69,942
	UNITE Group plc	4,256,724	68,482
	AVEVA Group plc	1,418,793	68,189
	Phoenix Group Holdings plc	6,863,817	67,333
	Tate & Lyle plc	6,066,023	67,106
	J Sainsbury plc	20,341,814	66,813
	Wm Morrison Supermarkets plc	27,756,977	66,663
	Spectris plc	1,470,300	66,046
*	THG plc	7,628,636	65,300
*	Meggitt plc	9,900,883	63,691
	Derwent London plc	1,371,868	63,102
	Evraz plc	7,094,376	62,915
	Games Workshop Group plc	419,725	62,891
[2]	ConvaTec Group plc	20,368,253	61,380
*	Travis Perkins plc	2,866,735	60,876
	Tritax Big Box REIT plc	23,089,793	60,676
*,1,2	Just Eat Takeaway.com NV (XAMS)	585,130	60,458
	Diploma plc	1,505,664	59,608
	Genus plc	842,156	59,146
	IG Group Holdings plc	4,671,553	59,100
*	Centrica plc	74,222,493	58,097
*	Signature Aviation plc	10,296,633	57,469
*	Marks & Spencer Group plc	24,635,399	53,743
*	Inchcape plc	4,965,743	53,599
	Rotork plc	11,209,790	53,280
	HomeServe plc	3,510,985	53,060
[2]	Quilter plc	22,859,043	51,626
	Vistry Group plc	2,811,484	48,059

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Hiscox Ltd.	4,252,308	47,598
*	Countryside Properties plc	6,601,882	47,315
	Future plc	1,430,754	46,619
*	IWG plc	9,200,257	46,582
	Grafton Group plc	2,799,978	46,128
[2]	Avast plc	6,956,179	45,892
	Close Brothers Group plc	2,060,755	45,202
*	SSP Group plc	9,962,912	44,083
	Mondi plc (XJSE)	1,614,184	43,907
	Man Group plc	18,798,085	43,696
	Softcat plc	1,607,070	42,551
*	Hays plc	18,847,199	42,541
*	Greggs plc	1,279,728	41,756
	Britvic plc	3,417,860	41,711
*,1	TUI AG (XLON)	6,905,423	41,257
*	easyJet plc	2,782,531	39,781
*	International Consolidated Airlines Group SA	14,009,295	39,286
*	WH Smith plc	1,545,721	38,622
*	Balfour Beatty plc	8,938,455	38,532
*	Carnival plc	1,645,538	38,467
	UDG Healthcare plc	3,231,460	38,244
	Renishaw plc	438,032	37,821
	Aggreko plc	3,125,882	37,245
	Pets at Home Group plc	6,044,217	37,091
	Investec plc	9,193,788	36,995
*,2	Trainline plc	5,838,584	36,777
*	Beazley plc	7,699,503	35,993
	LondonMetric Property plc	11,381,639	35,463
	Cranswick plc	684,855	35,327
	Great Portland Estates plc	3,657,091	35,005
	Victrex plc	1,068,454	34,648
	Primary Health Properties plc	16,499,886	34,464
	Big Yellow Group plc	2,078,355	34,390
	Safestore Holdings plc	2,900,226	34,129
*	John Wood Group plc	8,732,339	33,949
	QinetiQ Group plc	7,357,731	33,726
	TP ICAP Group plc	10,092,862	33,139
*,2	Network International Holdings plc	5,671,533	32,911
	Grainger plc	8,311,129	32,810
	Ashmore Group plc	5,929,367	32,774
	Computacenter plc	867,273	32,078
*	Pagegroup plc	4,143,812	32,062
	Assura plc	31,085,331	32,001
	Domino's Pizza Group plc	6,018,061	31,752
	Lancashire Holdings Ltd.	3,179,191	31,168
	OSB Group plc	4,682,154	31,002
*,2	Wizz Air Holdings plc	452,205	30,606
*	Serco Group plc	15,423,841	29,860
	Synthomer plc	4,154,286	29,173
*,1	Shaftesbury plc	3,337,502	29,005
	Dunelm Group plc	1,411,169	28,739
[1]	Hammerson plc	51,568,070	28,402
	Spirent Communications plc	7,898,235	27,960
	Redrow plc	2,924,703	27,917
*	National Express Group plc	6,635,757	27,416
	Drax Group plc	4,797,464	27,105
	Fresnillo plc	2,376,674	27,025
	Savills plc	1,618,229	26,665
	Plus500 Ltd.	1,343,329	26,336
	Ultra Electronics Holdings plc	931,657	26,029
	Micro Focus International plc	3,624,701	25,854

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Moneysupermarket.com Group plc	6,837,642	25,786
[2]	John Laing Group plc	6,069,169	25,751
*	Marshalls plc	2,538,628	25,490
*,2	Ascential plc	5,300,348	25,476
*	Playtech plc	3,962,184	25,456
*	Capital & Counties Properties plc	10,141,467	25,438
*	Dixons Carphone plc	12,959,771	24,942
	Ferrexpo plc	3,995,858	24,203
*,2	Watches of Switzerland Group plc	2,386,461	24,164
	Bodycote plc	2,304,582	24,071
*,1,2	Aston Martin Lagonda Global Holdings plc	814,563	21,821
*	Mediclinic International plc (XLON)	4,936,708	20,917
	Vesuvius plc	2,790,848	20,724
	Paragon Banking Group plc	3,174,273	20,624
	Centamin plc	13,857,095	20,548
	Jupiter Fund Management plc	5,600,091	19,989
	Hill & Smith Holdings plc	976,380	19,855
	IntegraFin Holdings plc	2,542,086	19,718
*	RHI Magnesita NV	307,866	19,387
	AJ Bell plc	3,149,405	19,322
*	Crest Nicholson Holdings plc	3,389,864	19,138
*	Indivior plc	8,881,665	18,720
*	Just Group plc	12,308,870	18,506
	888 Holdings plc	3,108,390	18,335
	Workspace Group plc	1,573,835	17,818
	Genuit Group plc	2,246,660	17,530
*,1	Cineworld Group plc	12,814,853	17,130
	Oxford Instruments plc	568,450	17,082
*	Frasers Group plc	2,373,973	16,889
	Redde Northgate plc	3,298,850	16,593
*	J D Wetherspoon plc	882,006	16,285
[2]	Ibstock plc	5,284,483	16,112
*	C&C Group plc	3,901,646	15,968
	Brewin Dolphin Holdings plc	3,367,317	15,821
*	Energean plc	1,340,212	15,414
	Rathbone Brothers plc	650,620	15,211
*	Firstgroup plc	14,574,746	14,989
	Sanne Group plc	1,621,055	14,477
	Avon Rubber plc	314,912	14,421
*	TUI AG (XETR)	2,380,509	14,180
*	Elementis plc	6,798,104	14,045
	Kainos Group plc	663,254	13,999
	Cairn Energy plc	5,912,377	13,865
*	AO World plc	3,589,539	13,803
	Hilton Food Group plc	803,016	13,665
	Coats Group plc	16,744,678	13,506
	Morgan Advanced Materials plc	3,302,012	13,500
	Essentra plc	3,066,888	13,472
*,1	Tullow Oil plc	17,441,587	13,015
*	Greencore Group plc	5,870,989	12,883
	Telecom Plus plc	715,830	12,859
*	Mitchells & Butlers plc	2,943,588	12,813
*	Mitie Group plc	14,908,880	12,770
*	Babcock International Group plc	3,207,474	12,766
	St. Modwen Properties plc	2,121,268	12,723
	Sirius Real Estate Ltd.	9,025,137	12,673
*	Petropavlovsk plc	35,697,566	12,655
*	Capita plc	20,804,439	12,557
*	Restaurant Group plc	7,536,260	12,485
	FDM Group Holdings plc	868,717	12,277
	Chemring Group plc	3,336,827	12,119

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Euromoney Institutional Investor plc	871,674	11,965
*	Provident Financial plc	3,514,143	11,884
	NCC Group plc	3,032,644	11,375
*	Halfords Group plc	2,179,771	11,337
[2]	Airtel Africa plc	10,732,878	11,319
*	Wickes Group plc	3,212,207	11,088
*	Vectura Group plc	7,096,710	11,034
[2]	TI Fluid Systems plc Class B	2,534,768	10,406
	Clarkson plc	240,434	10,082
*	Marston's plc	7,410,363	9,907
	Hochschild Mining plc	3,844,434	9,861
	XP Power Ltd.	135,874	9,529
	Keller Group plc	833,092	9,520
[2]	CMC Markets plc	1,350,342	9,123
*,2	Equiniti Group plc	3,705,884	8,955
	UK Commercial Property REIT Ltd.	7,994,657	8,884
*,2	Spire Healthcare Group plc	3,215,839	8,880
*	PureTech Health plc	1,542,189	8,839
*	Go-Ahead Group plc	518,923	8,743
	PZ Cussons plc	2,332,833	8,504
	KAZ Minerals plc	723,728	8,480
*	Senior plc	4,821,989	7,211
	Helical plc	1,191,424	6,973
*	AG Barr plc	974,420	6,843
	BMO Commercial Property Trust Ltd.	6,181,028	6,805
	Picton Property Income Ltd.	5,414,289	6,802
*,1	Petrofac Ltd.	3,410,366	6,195
*	SIG plc	8,858,748	6,053
*	Bank of Georgia Group plc	422,582	5,964
*	Stagecoach Group plc	4,746,231	5,893
*	TBC Bank Group plc	408,687	5,496
	Hunting plc	1,593,976	5,409
*	Rank Group plc	1,911,062	5,144
	Devro plc	1,698,158	4,808
	RDI REIT plc	2,419,838	4,056
	CLS Holdings plc	1,075,961	3,698
[2]	ContourGlobal plc	1,269,643	3,512
	Micro Focus International plc ADR	473,829	3,341
*,2	Funding Circle Holdings plc	1,527,499	3,240
[2]	Bakkavor Group plc	1,562,261	2,866
	Alfa Financial Software Holdings plc	1,161,775	2,183
*	Mediclinic International plc (XJSE)	231,543	981
	RHI Magnesita NV	14,642	918
*,2,3	Finablr plc	3,002,811	457
*,1,3	NMC Health plc	1,316,787	—
*,1,3	Afren plc	7,677,368	—
			37,072,842
Total Common Stocks (Cost $302,311,589)			387,551,427

Vanguard Total International Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.51%)
Money Market Fund (2.51%)
[6,7]	Vanguard Market Liquidity Fund (Cost $9,878,002)	0.068%	98,785,263	9,878,526
Total Investments (101.07%) (Cost $312,189,591)				397,429,953
Other Assets and Liabilities—Net (-1.07%)				(4,193,165)
Net Assets (100)%				393,236,788
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,243,182,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $10,055,643,000, representing 2.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $6,770,873,000 was received for securities on loan, of which $6,766,350,000 is held in Vanguard Market Liquidity Fund and $4,523,000 is held in cash.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA1132 062021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard STAR Fund, Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

VANGUARD STAR FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: June 18, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference